GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations – 86.8%
Angola – 0.6%
Angolan Government International Bond ( B- / B3 )
$ 200,000 8.750% 04/14/32 $ 191,500
Argentina – 5.1%
Argentine Republic Government International Bond
(a)
( CCC / NR )
674,239 4.125 07/09/35 482,924
424,000 0.750 07/09/30 351,390
438,000 5.000 01/09/38 327,405
434,489 3.500 07/09/41 290,021
132,682 4.125 07/09/46 92,048
112,000 1.000 07/09/29 97,720
1,641,508
Armenia – 0.6%
Republic of Armenia International Bond ( NR / Ba3 )
200,000 3.600 02/02/31 182,130
Bahrain – 1.9%
Bahrain Government International Bond ( B / NR )
200,000 6.000 09/19/44 181,500
200,000 6.750 09/20/29 208,500
225,000 5.625 05/18/34 216,510
606,510
Brazil – 4.3%
Brazilian Government International Bond ( BB / Ba1 )
200,000 6.125 01/22/32 208,000
228,000 5.625 01/07/41 215,175
200,000 6.125 03/15/34 204,500
200,000 7.125 05/13/54 201,500
380,000 4.625 01/13/28 383,800
150,000 7.125 01/20/37 166,313
10,000 10.125 05/15/27 10,875
1,390,163
Chile – 2.9%
Chile Government International Bond ( A / A2 )
400,000 2.550 07/27/33 347,948
250,000 4.950 01/05/36 254,106
200,000 3.240 02/06/28 196,660
200,000 3.100 01/22/61 128,675
927,389
China – 1.2%
China Government International Bond ( A+ / A1 )
400,000 1.250 10/26/26 392,169
Colombia – 4.3%
Colombia Government International Bond ( BB / Baa3 )
250,000 3.250 04/22/32 212,559
200,000 8.000 04/20/33 217,919
200,000 8.750 11/14/53 225,250
200,000 3.125 04/15/31 174,265
200,000 5.200 05/15/49 149,750
200,000 7.750 11/07/36 211,000
100,000 7.375 09/18/37 103,447
110,000 6.125 01/18/41 98,851
1,393,041
Costa Rica – 0.7%
Costa Rica Government International Bond ( BB / Ba2 )
200,000 7.158 03/12/45 218,750
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Dominican Republic – 3.4%
Dominican Republic International Bond ( BB / Ba2 )
$ 200,000 5.500% 02/22/29 $ 203,250
225,000 6.000 07/19/28 231,188
200,000 6.400 06/05/49 198,500
200,000 4.875 09/23/32 192,250
150,000 5.875 01/30/60 134,437
150,000 5.300 01/21/41 135,000
1,094,625
Ecuador – 0.8%
Ecuador Government International Bond
(a)
( B- / Ba3 )
207,727 6.900 07/31/35 177,347
67,966 6.900 07/31/30 66,607
243,954
Egypt – 1.0%
Egypt Government International Bond ( NR / Caa1 )
200,000 8.500 01/31/47 187,250
134,000 6.875 04/30/40 121,605
308,855
El Salvador – 0.7%
El Salvador Government International Bond ( B- / B3 )
150,000 9.650 11/21/54 170,625
60,000 7.650 06/15/35 62,102
232,727
Ghana – 1.0%
Ghana Government International Bond
(a)
( B- / Caa1 )
300,000 5.000 07/03/29 294,000
45,098 5.000 07/03/35 40,024
334,024
Guatemala – 0.6%
Guatemala Government Bond ( BB+ / NR )
225,000 3.700 10/07/33 200,531
Honduras – 0.5%
Honduras Government International Bond ( BB- / B1 )
150,000 6.250 01/19/27 151,875
Hungary – 2.4%
Hungary Government International Bond ( BBB- / Baa2 )
200,000 6.125 05/22/28 207,729
400,000 5.500 03/26/36 400,276
Hungary Government International Bond , Series 30Y
( BBB- / Baa2 )
150,000 7.625 03/29/41 177,188
785,193
India – 0.6%
Export-Import Bank of India ( BBB / Baa3 )
200,000 2.250 01/13/31 181,375
Indonesia – 3.9%
Indonesia Government International Bond ( BBB / Baa2 )
400,000 4.650 09/20/32 403,709
200,000 3.850 07/18/27 199,267
200,000 4.900 04/16/36 200,624
121,000 7.750 01/17/38 151,502
125,000 8.500 10/12/35 160,285
200,000 3.050 03/12/51 135,699
1,251,086

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Ivory Coast – 0.7%
Ivory Coast Government International Bond ( BB / Ba2 )
$ 226,000 6.125% 06/15/33 $ 218,279
Jamaica – 0.8%
Jamaica Government International Bond ( BB / B1 )
200,000 7.875 07/28/45 241,000
Jordan – 0.8%
Jordan Government International Bond ( BB- / Ba3 )
250,000 7.750 01/15/28 260,693
Kazakhstan – 0.7%
Kazakhstan Government International Bond ( BBB- / Baa1 )
200,000 6.500 07/21/45 223,776
Kenya – 0.6%
Republic of Kenya Government International Bond ( B / Caa1 )
200,000 8.250 02/28/48 183,750
Kuwait – 1.2%
Kuwait International Government Bond ( AA- / NR )
200,000 4.136 10/09/30 200,103
200,000 4.652 10/09/35 200,480
400,583
Mexico – 2.8%
Mexico Government International Bond ( BBB / Baa2 )
200,000 6.338 05/04/53 195,215
200,000 6.400 05/07/54 196,143
325,000 4.500 04/22/29 326,835
60,000 6.050 01/11/40 60,425
Mexico Government International Bond , GMTN ( BBB / Baa2 )
22,000 5.750 10/12/10 19,055
Mexico Government International Bond , MTN ( BBB / Baa2 )
120,000 4.750 03/08/44 100,287
14,000 7.500 04/08/33 16,260
914,220
Morocco – 0.7%
Morocco Government International Bond ( BBB- / Ba1 )
200,000 6.500 09/08/33 216,965
Nigeria – 0.7%
Nigeria Government International Bond ( B- / B3 )
200,000 10.375 12/09/34 231,803
Oman – 2.3%
Oman Government International Bond ( NR / Baa3 )
200,000 6.750 01/17/48 222,305
200,000 7.375 10/28/32 230,991
275,000 5.375 03/08/27 277,777
731,073
Pakistan – 0.6%
Pakistan Government International Bond ( B- / Caa1 )
200,000 6.875 12/05/27 201,250
Panama – 4.0%
Panama Government International Bond ( BBB- / Baa3 )
233,000 8.875 09/30/27 250,317
250,000 6.853 03/28/54 259,774
368,000 6.700 01/26/36 393,293
200,000 3.875 03/17/28 196,591
200,000 3.870 07/23/60 132,819
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Panama – (continued)
Panama Government International Bond (BBB-/Baa3) (continued)
$ 40,000 9.375% 04/01/29 $ 45,532
1,278,326
Paraguay – 0.7%
Paraguay Government International Bond ( BB+ / Baa3 )
200,000 6.000 02/09/36 213,000
Peru – 2.7%
Peruvian Government International Bond ( BBB- / Baa1 )
288,000 8.750 11/21/33 366,237
225,000 5.875 08/08/54 227,609
100,000 6.550 03/14/37 111,982
150,000 3.550 03/10/51 108,392
40,000 3.230 07/28/21 22,721
49,000 2.780 12/01/60 27,720
864,661
Philippines – 4.1%
Philippine Government International Bond ( BBB+ / Baa2 )
200,000 5.500 02/04/35 212,640
200,000 6.375 10/23/34 225,242
400,000 3.700 03/01/41 338,065
200,000 1.950 01/06/32 174,353
200,000 3.700 02/02/42 166,889
100,000 6.375 01/15/32 111,107
63,000 9.500 02/02/30 75,979
1,304,275
Poland – 1.8%
Republic of Poland Government International Bond , Series 10Y
( A- / A2 )
154,000 5.125 09/18/34 158,254
150,000 5.375 02/12/35 156,594
Republic of Poland Government International Bond , Series 30Y
( A- / A2 )
253,000 5.500 03/18/54 246,554
561,402
Qatar – 4.3%
Qatar Government International Bond ( AA / Aa2 )
200,000 4.500 04/23/28 202,929
149,000 9.750 06/15/30 185,460
200,000 4.875 02/27/35 210,691
200,000 3.250 06/02/26 198,978
200,000 4.817 03/14/49 193,302
220,000 5.103 04/23/48 221,379
UAE Government International Bond ( AA / Aa2 )
200,000 4.400 04/16/50 181,277
1,394,016
Romania – 2.9%
Romanian Government International Bond ( BBB- / Baa3 )
298,000 7.125 01/17/33 322,908
198,000 6.375 01/30/34 204,430
160,000 3.625 03/27/32 145,139
134,000 3.000 02/14/31 120,958
50,000 7.625 01/17/53 54,946
70,000 5.875 01/30/29 72,124
920,505

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Saudi Arabia – 3.2%
Saudi Government International Bond
(b)
( NR / Aa3 )
$ 200,000 3.250% 10/26/26 $ 198,409
200,000 5.750 01/16/54 204,472
200,000 5.125 01/13/28 204,272
200,000 5.375 01/13/31 210,910
300,000 3.750 01/21/55 219,070
1,037,133
Senegal – 0.4%
Senegal Government International Bond , Series 7Y ( CCC+ / Caa1 )
200,000 7.750 06/10/31 129,384
Serbia – 0.7%
Serbia International Bond ( BBB- / Ba2 )
200,000 6.500 09/26/33 216,467
South Africa – 2.5%
Republic of South Africa Government International Bond
( BB / Ba2 )
270,000 7.100 11/19/36 291,936
Republic of South Africa Government International Bond , Series
10Y ( BB / Ba2 )
327,000 4.850 09/30/29 327,441
Republic of South Africa Government International Bond , Series
30Y ( NR / Ba2 )
200,000 5.650 09/27/47 170,000
789,377
Sri Lanka – 1.0%
Sri Lanka Government International Bond
(a)
( NR / Caa1 )
250,000 3.350 03/15/33 217,187
111,000 3.600 02/15/38 101,704
318,891
Trinidad and Tobago – 0.6%
Trinidad & Tobago Government International Bond ( BBB- / Ba2 )
200,000 4.500 08/04/26 199,250
Turkey – 5.0%
Turkiye Government International Bond ( NR / Ba3 )
200,000 7.125 07/17/32 211,588
Turkiye Government International Bond , Series 10Y ( NR / Ba3 )
200,000 7.625 05/15/34 216,268
Turkiye Government International Bond , Series 11Y ( NR / Ba3 )
200,000 6.125 10/24/28 206,158
Turkiye Government International Bond , Series 30Y ( NR / Ba3 )
220,000 7.250 03/05/38 238,247
50,000 11.875 01/15/30 62,813
30,000 6.875 03/17/36 30,807
Turkiye Government International Bond , Series 31Y ( NR / Ba3 )
200,000 6.625 02/17/45 186,979
Turkiye Government International Bond , Series 5Y ( NR / Ba3 )
200,000 9.875 01/15/28 220,569
Turkiye Government International Bond , Series 6Y ( NR / Ba3 )
200,000 9.375 03/14/29 224,982
1,598,411
Ukraine – 0.5%
Ukraine Government International Bond
(a)(c)
( CCC+ / NR )
56,000 4.500 02/01/35 32,410
38,000 0.000 02/01/36 21,517
45,000 4.500 02/01/36 25,763
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Ukraine – (continued)
Ukraine Government International Bond
(a)(c)
(CCC+/NR)
(continued)
$ 90,000 4.500% 02/01/34 $ 52,988
35,000 0.000 02/01/35 19,862
34,000 0.000 02/01/34 15,640
168,180
United Arab Emirates – 1.3%
UAE Government International Bond ( NR / Aa2 )
277,000 2.875 10/19/41 214,942
UAE International Government Bond ( NR / Aa2 )
200,000 4.857 07/02/34 209,935
424,877
Uruguay – 2.5%
Oriental Republic of Uruguay ( BBB+ / Baa1 )
20,000 5.250 09/10/60 19,100
Uruguay Government International Bond
(d)
( BBB+ / Baa1 )
262,699 4.375 01/23/31 267,635
120,000 5.750 10/28/34 128,588
100,000 7.625 03/21/36 122,571
150,000 7.875 01/15/33 180,981
60,000 4.975 04/20/55 55,581
24,000 5.100 06/18/50 23,103
797,559
Zambia – 0.2%
Zambia Government International Bond
(a)
( CCC+ / Caa2 )
77,777 5.750 06/30/33 74,957
TOTAL SOVEREIGN DEBT
OBLIGATIONS
(Cost $26,641,369)
27,841,468
a
Corporate Obligations – 11.5%
Brazil – 1.2%
Petrobras Global Finance BV ( BB / Ba1 )
165,000 6.500 07/03/33 172,219
130,000 5.125 09/10/30 128,212
91,000 6.850 06/05/15 87,815
388,246
Chile – 1.7%
Corp. Nacional del Cobre de Chile ( BBB+ / Baa2 )
200,000 6.440 01/26/36 216,656
200,000 3.700 01/30/50 142,489
Empresa de Transporte de Pasajeros Metro SA ( NR / A3 )
200,000 4.700 05/07/50 179,050
538,195
India – 0.6%
Indian Railway Finance Corp. Ltd. ( BBB / Baa3 )
200,000 3.570 01/21/32 191,126
Indonesia – 1.3%
Pertamina Persero PT ( BBB / Baa2 )
200,000 6.450 05/30/44 215,145
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ( NR
/ Baa2 )
200,000 6.150 05/21/48 205,325
420,470

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Corporate Obligations (Continued)
Kazakhstan – 0.6%
KazMunayGas National Co. JSC ( BBB- / Baa1 )
$ 200,000 5.750% 04/19/47 $ 190,321
Mexico – 1.8%
Petroleos Mexicanos ( BBB / B1 )
200,000 6.700 02/16/32 198,461
155,000 6.750 09/21/47 126,493
50,000 6.840 01/23/30 50,563
65,000 7.690 01/23/50 58,175
104,000 6.625 06/15/35 97,929
50,000 6.350 02/12/48 39,102
15,000 6.500 06/02/41 13,050
583,773
Peru – 0.5%
Petroleos del Peru SA ( B / B3 )
200,000 4.750 06/19/32 169,750
Poland – 0.8%
Bank Gospodarstwa Krajowego ( NR / A2 )
225,000 5.750 07/09/34 238,899
Qatar – 0.6%
QatarEnergy ( AA / Aa2 )
200,000 2.250 07/12/31 180,466
Saudi Arabia – 1.8%
Gaci First Investment Co. ( NR / Aa3 )
200,000 5.375 01/29/54 190,056
Saudi Arabian Oil Co. ( NR / Aa3 )
200,000 5.250 07/17/34 206,505
200,000 4.250 04/16/39 183,082
579,643
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Corporate Obligations (Continued)
United Arab Emirates – 0.6%
Adnoc Murban Rsc Ltd. ( AA / Aa2 )
$ 200,000 4.500% 09/11/34 $ 198,320
TOTAL CORPORATE
OBLIGATIONS
(Cost $3,525,383)
3,679,209
Shares Dividend Rate Value
aa a
Investment Company – 0.7%
(e)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
240,394 3.928% 240,394
(Cost $240,394)
TOTAL INVESTMENTS – 99.0%
(Cost $30,407,146)
$ 31,761,071
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.0%
336,284
NET ASSETS – 100.0%
$ 32,097,355
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Step coupon.
(b)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)
Zero coupon bond until next reset date.
(d)
Pay-in-kind securities.
(e)
Represents an affiliated issuer.
Investment Abbreviations:
GMTN — Global Medium Term Note
MTN — Medium Term Note

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 87.7%
Advertising – 0.8%
Clear Channel Outdoor Holdings, Inc.
$ 134,000 7.750%
04/15/28
(a)
$ 134,670
92,000 7.500
06/01/29
(a)
91,310
100,000 7.500
03/15/33
(a)
105,250
Lamar Media Corp.
97,000 3.750
02/15/28
95,302
91,000 4.000
02/15/30
87,929
111,000 3.625
01/15/31
104,479
Outfront Media Capital LLC / Outfront Media Capital Corp.
106,000 4.625
03/15/30
(a)
103,350
722,290
Aerospace & Defense – 2.1%
Axon Enterprise, Inc.
52,000 6.250
03/15/33
(a)
54,145
Spirit AeroSystems, Inc.
32,000 4.600
06/15/28
32,320
235,000 9.375
11/30/29
(a)
247,044
48,000 9.750
11/15/30
(a)
52,800
TransDigm, Inc.
152,000 6.750
08/15/28
(a)
155,420
199,000 4.625
01/15/29
197,010
35,000 6.375
03/01/29
(a)
36,116
125,000 4.875
05/01/29
124,687
266,000 6.875
12/15/30
(a)
277,970
228,000 7.125
12/01/31
(a)
239,257
319,000 6.625
03/01/32
(a)
331,162
224,000 6.375
05/31/33
(a)
230,160
1,978,091
Banks – 0.2%
Freedom Mortgage Corp.
64,000 6.625
01/15/27
(a)
64,080
90,000 12.250
10/01/30
(a)
100,012
164,092
Basic Industry – 2.8%
Ashland, Inc.
115,000 6.875
05/15/43
119,312
Avient Corp.
126,000 7.125
08/01/30
(a)
130,095
Axalta Coating Systems LLC
215,000 3.375
02/15/29
(a)
208,819
Calumet Specialty Products Partners LP / Calumet Finance Corp.
47,000 9.750
07/15/28
(a)
47,176
Celanese  U.S. Holdings LLC
158,000 6.665
07/15/27
162,937
147,000 6.879
07/15/32
150,124
163,000 7.200
11/15/33
170,539
Chemours Co. (The)
75,000 5.375
05/15/27
75,094
36,000 4.625
11/15/29
(a)
32,220
Chemours Co. (The) , Series MTN
114,000 5.750
11/15/28
(a)
111,293
Graphic Packaging International LLC
61,000 3.750
02/01/30
(a)
57,492
Huntsman International LLC
50,000 5.700
10/15/34
45,051
Magnera Corp.
50,000 7.250
11/15/31
(a)
47,937
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Basic Industry – (continued)
Olin Corp.
$ 75,000 5.625%
08/01/29
$ 75,375
84,000 5.000
02/01/30
82,425
Olympus Water  U.S. Holding Corp.
280,000 4.250
10/01/28
(a)
269,150
Qnity Electronics, Inc.
75,000 5.750
08/15/32
(a)
77,344
50,000 6.250
08/15/33
(a)
51,812
SCIH Salt Holdings, Inc.
208,000 6.625
05/01/29
(a)
209,560
Tronox, Inc.
45,000 4.625
03/15/29
(a)
28,688
50,000 9.125
09/30/30
(a)
47,250
WR Grace Holdings LLC
132,000 4.875
06/15/27
(a)
131,175
250,000 6.625
08/15/32
(a)
248,438
2,579,306
Broadcasting – 2.6%
Discovery Communications LLC
78,000 4.125
05/15/29
75,855
168,000 3.625
05/15/30
156,660
100,000 6.350
06/01/40
89,500
Gray Media, Inc.
101,000 10.500
07/15/29
(a)
108,954
68,000 4.750
10/15/30
(a)
52,700
177,000 5.375
11/15/31
(a)
134,077
50,000 7.250
08/15/33
(a)
50,188
iHeartCommunications, Inc.
50,000 4.750
01/15/28
(a)
45,500
59,000 9.125
05/01/29
(a)
54,649
30,000 10.875
05/01/30
(a)
24,862
131,500 7.750
08/15/30
(a)
112,761
Nexstar Media, Inc.
172,000 5.625
07/15/27
(a)
172,000
Scripps Escrow II, Inc.
153,000 3.875
01/15/29
(a)
142,290
Sinclair Television Group, Inc.
73,000 5.500
03/01/30
(a)
63,875
59,000 4.375
12/31/32
(a)
46,020
136,000 8.125
02/15/33
(a)
141,440
Sirius XM Radio LLC
100,000 5.500
07/01/29
(a)
100,500
172,000 4.125
07/01/30
(a)
162,970
TEGNA, Inc.
176,000 4.625
03/15/28
174,460
Univision Communications, Inc.
259,000 8.000
08/15/28
(a)
267,094
105,000 4.500
05/01/29
(a)
100,012
166,000 8.500
07/31/31
(a)
171,810
2,448,177
Brokerage – 0.7%
Coinbase Global, Inc.
54,000 3.375
10/01/28
(a)
50,963
Jane Street Group / JSG Finance, Inc.
150,000 7.125
04/30/31
(a)
158,250
220,000 6.125
11/01/32
(a)
224,675
67,000 6.750
05/01/33
(a)
70,099

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Brokerage – (continued)
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
$ 200,000 5.000%
08/15/28
(a)
$ 190,061
694,048
Building Materials – 2.0%
Builders FirstSource, Inc.
44,000 5.000
03/01/30
(a)
43,890
133,000 4.250
02/01/32
(a)
126,682
98,000 6.375
06/15/32
(a)
102,165
60,000 6.375
03/01/34
(a)
62,475
Camelot Return Merger Sub, Inc.
154,000 8.750
08/01/28
(a)
128,975
JELD-WEN, Inc.
135,000 4.875
12/15/27
(a)
116,775
LBM Acquisition LLC
80,000 6.250
01/15/29
(a)
71,700
Quikrete Holdings, Inc.
320,000 6.375
03/01/32
(a)
334,000
130,000 6.750
03/01/33
(a)
136,013
Smyrna Ready Mix Concrete LLC
150,000 6.000
11/01/28
(a)
150,938
201,000 8.875
11/15/31
(a)
213,562
Standard Building Solutions, Inc.
91,000 6.250
08/01/33
(a)
93,730
Standard Industries, Inc.
108,000 4.375
07/15/30
(a)
104,760
153,000 3.375
01/15/31
(a)
140,760
1,826,425
Capital Goods – 4.8%
Amsted Industries, Inc.
100,000 4.625
05/15/30
(a)
98,500
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
295,000 4.000
09/01/29
(a)
274,534
Ball Corp.
171,000 6.000
06/15/29
176,344
156,000 2.875
08/15/30
144,495
Chart Industries, Inc.
111,000 7.500
01/01/30
(a)
116,134
100,000 9.500
01/01/31
(a)
106,875
Clean Harbors, Inc.
169,000 6.375
02/01/31
(a)
174,070
Clydesdale Acquisition Holdings, Inc.
87,000 6.625
04/15/29
(a)
88,305
132,000 8.750
04/15/30
(a)
132,330
CP Atlas Buyer, Inc.
117,000 9.750
07/15/30
(a)
118,609
Crown Americas LLC
32,000 5.250
04/01/30
32,680
Emerald Debt Merger Sub LLC
276,000 6.625
12/15/30
(a)
286,005
EquipmentShare.com, Inc.
100,000 9.000
05/15/28
(a)
102,625
53,000 8.000
03/15/33
(a)
54,259
GFL Environmental, Inc.
100,000 4.000
08/01/28
(a)
98,625
94,000 4.750
06/15/29
(a)
94,000
90,000 6.750
01/15/31
(a)
94,500
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
Global Infrastructure Solutions, Inc.
$ 150,000 5.625%
06/01/29
(a)
$ 150,000
Graphic Packaging International LLC
92,000 6.375
07/15/32
(a)
94,070
Herc Holdings, Inc.
185,000 5.500
07/15/27
(a)
185,694
175,000 7.250
06/15/33
(a)
185,062
Hillenbrand, Inc.
50,000 3.750
03/01/31
50,187
LABL, Inc.
67,000 10.500
07/15/27
(a)
41,875
73,000 5.875
11/01/28
(a)
49,914
42,000 8.250
11/01/29
(a)
16,695
100,000 8.625
10/01/31
(a)
60,875
Madison IAQ LLC
184,000 4.125
06/30/28
(a)
180,550
Mauser Packaging Solutions Holding Co.
289,000 7.875
04/15/30
(a)
278,325
Owens-Brockway Glass Container, Inc.
102,000 7.375
06/01/32
(a)
103,020
Resideo Funding, Inc.
77,000 4.000
09/01/29
(a)
73,821
100,000 6.500
07/15/32
(a)
102,500
Sealed Air Corp.
215,000 6.875
07/15/33
(a)
227,094
Sealed Air Corp/Sealed Air Corp.  U.S.
54,000 7.250
02/15/31
(a)
56,227
Sensata Technologies, Inc.
149,000 3.750
02/15/31
(a)
140,060
Terex Corp.
131,000 6.250
10/15/32
(a)
134,439
TopBuild Corp.
125,000 3.625
03/15/29
(a)
120,625
4,443,923
Communications – 5.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
329,000 5.125
05/01/27
(a)
328,589
230,000 5.000
02/01/28
(a)
228,275
158,000 5.375
06/01/29
(a)
157,012
103,000 6.375
09/01/29
(a)
104,674
176,000 4.750
03/01/30
(a)
168,080
225,000 4.500
08/15/30
(a)
211,219
342,000 4.250
02/01/31
(a)
315,495
99,000 4.750
02/01/32
(a)
91,327
248,000 4.500
05/01/32
224,750
229,000 4.500
06/01/33
(a)
202,092
295,000 4.250
01/15/34
(a)
251,119
CSC Holdings LLC
315,000 5.500
04/15/27
(a)
273,263
250,000 5.375
02/01/28
(a)
183,750
240,000 5.750
01/15/30
(a)
90,000
250,000 3.375
02/15/31
(a)
140,625
250,000 4.500
11/15/31
(a)
143,125
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
130,000 5.875
08/15/27
(a)
130,487
301,000 10.000
02/15/31
(a)
299,307
DISH DBS Corp.
185,000 5.250
12/01/26
(a)
181,531
450,000 7.375
07/01/28
420,750

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Communications – (continued)
DISH DBS Corp. – (continued)
$ 168,000 5.125%
06/01/29
$ 141,960
DISH Network Corp.
234,000 11.750
11/15/27
(a)
244,823
Getty Images, Inc.
80,000 11.250
02/21/30
(a)
77,000
Live Nation Entertainment, Inc.
168,000 4.750
10/15/27
(a)
168,210
51,000 3.750
01/15/28
(a)
50,044
4,827,507
Consumer Cyclical – 14.8%
ADT Security Corp. (The)
82,000 4.125
08/01/29
(a)
79,847
99,000 4.875
07/15/32
(a)
96,278
Advance Auto Parts, Inc.
100,000 3.900
04/15/30
91,648
213,000 3.500
03/15/32
183,658
Allison Transmission, Inc.
100,000 4.750
10/01/27
(a)
99,625
211,000 3.750
01/30/31
(a)
197,285
AMC Entertainment Holdings, Inc.
100,000 7.500
02/15/29
(a)
90,000
American Axle & Manufacturing, Inc.
249,000 6.875
07/01/28
249,622
94,000 5.000
10/01/29
90,005
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
50,000 9.750
04/15/30
(a)
54,250
Asbury Automotive Group, Inc.
121,000 5.000
02/15/32
(a)
117,975
Bath & Body Works, Inc.
96,000 7.500
06/15/29
97,920
84,000 6.625
10/01/30
(a)
85,365
118,000 6.875
11/01/35
118,148
93,000 6.750
07/01/36
92,070
Beazer Homes USA, Inc.
100,000 7.500
03/15/31
(a)
102,000
Boyd Gaming Corp.
74,000 4.750
12/01/27
73,907
54,000 4.750
06/15/31
(a)
52,785
Brightstar Lottery PLC
200,000 5.250
01/15/29
(a)
200,500
Caesars Entertainment, Inc.
174,000 4.625
10/15/29
(a)
164,647
152,000 7.000
02/15/30
(a)
157,890
114,000 6.500
02/15/32
(a)
115,995
Carnival Corp.
92,000 5.125
05/01/29
(a)
92,748
202,000 5.750
08/01/32
(a)
207,050
320,000 6.125
02/15/33
(a)
329,200
Carvana Co.
193,900 9.000
06/01/30
(a)(b)
203,353
184,074 9.000
06/01/31
(a)(b)
208,003
Churchill Downs, Inc.
47,000 5.500
04/01/27
(a)
47,000
246,000 5.750
04/01/30
(a)
247,230
Cinemark USA, Inc.
76,000 5.250
07/15/28
(a)
76,095
Clarios Global LP / Clarios  U.S. Finance Co.
45,000 6.750
05/15/28
(a)
46,125
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Clarios Global LP / Clarios  U.S. Finance Co. – (continued)
$ 89,000 6.750%
02/15/30
(a)
$ 92,449
Cooper-Standard Automotive, Inc.
250,000 13.500
03/31/27
(a)(b)
261,250
Crocs, Inc.
50,000 4.125
08/15/31
(a)
46,125
Dana, Inc.
145,000 4.250
09/01/30
142,825
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc.
82,000 4.625
01/15/29
(a)
79,130
160,000 6.750
01/15/30
(a)
150,000
FirstCash, Inc.
146,000 4.625
09/01/28
(a)
144,723
79,000 6.875
03/01/32
(a)
82,456
Gap, Inc. (The)
87,000 3.625
10/01/29
(a)
82,868
122,000 3.875
10/01/31
(a)
113,460
GEO Group, Inc. (The)
136,000 8.625
04/15/29
143,820
105,000 10.250
04/15/31
115,106
Goodyear Tire & Rubber Co. (The)
129,000 4.875
03/15/27
128,677
48,000 5.000
07/15/29
46,680
68,000 5.250
04/30/31
64,940
120,000 5.625
04/30/33
112,650
Hilton Domestic Operating Co., Inc.
174,000 5.750
05/01/28
(a)
174,870
122,000 5.875
04/01/29
(a)
125,050
94,000 3.750
05/01/29
(a)
91,768
39,000 4.875
01/15/30
39,146
280,000 4.000
05/01/31
(a)
268,800
120,000 3.625
02/15/32
(a)
112,050
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower, Inc.
90,000 4.875
07/01/31
(a)
83,475
140,000 6.625
01/15/32
(a)
142,450
Iron Mountain Information Management Services, Inc.
58,000 5.000
07/15/32
(a)
56,042
Iron Mountain, Inc.
86,000 4.875
09/15/27
(a)
86,000
48,000 5.250
03/15/28
(a)
48,060
35,000 5.000
07/15/28
(a)
34,869
92,000 7.000
02/15/29
(a)
94,530
45,000 4.875
09/15/29
(a)
44,550
100,000 5.250
07/15/30
(a)
99,750
217,000 4.500
02/15/31
(a)
208,184
K Hovnanian Enterprises, Inc.
70,000 8.375
10/01/33
(a)
72,188
KB Home
100,000 4.000
06/15/31
94,250
Kohl's Corp.
133,000 5.550
07/17/45
93,100
LCM Investments Holdings II LLC
199,000 4.875
05/01/29
(a)
195,518
LGI Homes, Inc.
100,000 4.000
07/15/29
(a)
90,375
Liberty Interactive LLC
59,000 8.250
02/01/30
3,835

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Light & Wonder International, Inc.
$ 67,000 7.250%
11/15/29
(a)
$ 68,843
172,000 7.500
09/01/31
(a)
181,030
Lithia Motors, Inc.
105,000 3.875
06/01/29
(a)
101,325
Macy's Retail Holdings LLC
98,000 5.125
01/15/42
79,380
85,000 4.300
02/15/43
61,200
Marriott Ownership Resorts, Inc.
100,000 4.750
01/15/28
97,750
MGM Resorts International
228,000 6.125
09/15/29
233,130
Michaels Cos., Inc. (The)
100,000 5.250
05/01/28
(a)
94,750
137,000 7.875
05/01/29
(a)
124,328
NCL Corp. Ltd.
173,000 7.750
02/15/29
(a)
183,812
160,000 6.250
09/15/33
(a)
157,900
NCL Finance Ltd.
22,000 6.125
03/15/28
(a)
22,495
Nissan Motor Acceptance Co. LLC
105,000 2.450
09/15/28
(a)
96,727
58,000 7.050
09/15/28
(a)
59,917
Nordstrom, Inc.
54,000 4.250
08/01/31
49,815
134,000 5.000
01/15/44
99,495
PetSmart LLC / PetSmart Finance Corp.
280,000 7.500
09/15/32
(a)
283,500
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp.
60,000 5.625
09/01/29
(a)
32,325
Prime Security Services Borrower LLC / Prime Finance, Inc.
162,000 3.375
08/31/27
(a)
158,355
QVC, Inc.
50,000 6.875
04/15/29
(a)
20,250
42,000 5.950
03/15/43
16,590
Resorts World Las Vegas LLC / RWLV Capital, Inc.
235,000 8.450
07/27/30
(a)
233,531
RHP Hotel Properties LP / RHP Finance Corp.
85,000 4.750
10/15/27
85,106
85,000 7.250
07/15/28
(a)
87,550
134,000 4.500
02/15/29
(a)
131,655
171,000 6.500
04/01/32
(a)
177,199
Sabre GLBL, Inc.
86,000 8.625
06/01/27
(a)
87,397
158,000 10.750
11/15/29
(a)
139,435
Saks Global Enterprises LLC
65,000 11.000
12/15/29
(a)
23,400
SGUS LLC
50,000 11.000
12/15/29
(a)
40,750
Six Flags Entertainment Corp.
185,000 5.500
04/15/27
(a)
183,034
49,000 7.250
05/15/31
(a)
46,795
Staples, Inc.
177,000 10.750
09/01/29
(a)
174,787
80,000 12.750
01/15/30
(a)
63,600
Station Casinos LLC
93,000 4.500
02/15/28
(a)
92,070
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Taylor Morrison Communities, Inc.
$ 19,000 5.750%
01/15/28
(a)
$ 19,380
TKC Holdings, Inc.
45,000 6.875
05/15/28
(a)
45,253
Travel + Leisure Co.
100,000 6.000
04/01/27
101,250
103,000 4.500
12/01/29
(a)
100,554
VF Corp.
93,000 6.450
11/01/37
88,118
Viking Cruises Ltd.
100,000 7.000
02/15/29
(a)
100,625
87,000 9.125
07/15/31
(a)
93,308
Wayfair LLC
78,000 7.750
09/15/30
(a)
83,168
Williams Scotsman, Inc.
185,000 6.625
06/15/29
(a)
191,706
50,000 6.625
04/15/30
(a)
51,750
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
179,000 5.250
05/15/27
(a)
179,895
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
119,000 5.125
10/01/29
(a)
120,190
119,000 7.125
02/15/31
(a)
128,669
Yum! Brands, Inc.
122,000 4.750
01/15/30
(a)
122,305
124,000 3.625
03/15/31
117,800
170,000 4.625
01/31/32
168,938
170,000 5.375
04/01/32
172,762
13,809,140
Consumer Noncyclical – 4.2%
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP /
Albertsons LLC
376,000 4.875
02/15/30
(a)
375,530
Allied Universal Holdco LLC
223,000 7.875
02/15/31
(a)
234,986
Allied Universal Holdco LLC / Allied Universal Finance Corp.
200,000 6.000
06/01/29
(a)
195,750
Allied Universal Holdco LLC /Allied Universal Finance Corp. /
Atlas Luxco 4 Sarl
200,000 4.625
06/01/28
(a)
196,750
Avantor Funding, Inc.
260,000 4.625
07/15/28
(a)
258,050
94,000 3.875
11/01/29
(a)
90,005
Deluxe Corp.
19,000 8.125
09/15/29
(a)
19,974
Hologic, Inc.
39,000 4.625
02/01/28
(a)
39,098
145,000 3.250
02/15/29
(a)
143,912
LifePoint Health, Inc.
93,000 5.375
01/15/29
(a)
90,443
Medline Borrower LP
413,000 3.875
04/01/29
(a)
401,126
207,000 5.250
10/01/29
(a)
207,777
Molina Healthcare, Inc.
215,000 6.250
01/15/33
(a)
215,806
Murphy Oil USA, Inc.
91,000 3.750
02/15/31
(a)
85,540
Organon & Co / Organon Foreign Debt Co.-Issuer BV
252,000 4.125
04/30/28
(a)
246,015
236,000 5.125
04/30/31
(a)
197,355

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Perrigo Finance Unlimited Co.
$ 250,000 4.900%
06/15/30
$ 242,027
Perrigo Finance Unlimited Co. , Series USD
62,000 6.125
09/30/32
60,571
Prestige Brands, Inc.
116,000 3.750
04/01/31
(a)
107,807
RR Donnelley & Sons Co.
183,000 9.500
08/01/29
(a)
187,804
RRD Intermediate Holdings, Inc.
38,293 11.000
12/01/30
(a)(b)
39,346
Team Health Holdings, Inc.
159,510 13.500
06/30/28
(a)(b)
169,778
Teleflex, Inc.
149,000 4.625
11/15/27
148,441
3,953,891
Consumer Products – 1.4%
Edgewell Personal Care Co.
77,000 5.500
06/01/28
(a)
77,096
77,000 4.125
04/01/29
(a)
72,861
Newell Brands, Inc.
93,000 6.375
09/15/27
93,349
98,000 6.625
09/15/29
96,652
88,000 6.625
05/15/32
83,490
56,000 7.375
04/01/36
51,995
60,000 7.500
04/01/46
49,650
Scotts Miracle-Gro Co. (The)
203,000 4.375
02/01/32
189,297
Somnigroup International, Inc.
230,000 4.000
04/15/29
(a)
223,963
43,000 3.875
10/15/31
(a)
40,205
Whirlpool Corp.
190,000 5.500
03/01/33
182,069
154,000 4.600
05/15/50
116,947
Whirlpool Corp. , MTN
86,000 5.150
03/01/43
72,236
1,349,810
Distribution & Logistics – 0.5%
WESCO Distribution, Inc.
124,000 7.250
06/15/28
(a)
125,860
189,000 6.375
03/15/29
(a)
194,906
149,000 6.625
03/15/32
(a)
156,078
476,844
Electric – 3.4%
AES Corp. (The)
(US 5 Year CMT T-Note +
3.201%)
176,000 7.600
01/15/55
179,522
Alpha Generation LLC
50,000 6.750
10/15/32
(a)
51,625
Artera Services LLC
72,000 8.500
02/15/31
(a)
61,470
Calpine Corp.
52,000 5.125
03/15/28
(a)
52,195
59,000 4.625
02/01/29
(a)
58,779
111,000 5.000
02/01/31
(a)
111,555
254,000 3.750
03/01/31
(a)
245,110
Clearway Energy Operating LLC
147,000 3.750
02/15/31
(a)
136,710
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
NRG Energy, Inc.
$ 124,000 3.375%
02/15/29
(a)
$ 118,454
342,000 5.250
06/15/29
(a)
344,993
183,000 3.625
02/15/31
(a)
171,078
191,000 6.250
11/01/34
(a)
196,730
PG&E Corp.
156,000 5.250
07/01/30
154,712
(US 5 Year CMT T-Note +
3.883%)
140,000 7.375
03/15/55
145,101
Pike Corp.
102,000 8.625
01/31/31
(a)
107,992
Talen Energy Supply LLC
195,000 6.250
02/01/34
(a)
199,032
TerraForm Power Operating LLC
50,000 5.000
01/31/28
(a)
50,063
Vistra Operations Co. LLC
102,000 5.625
02/15/27
(a)
101,941
270,000 4.375
05/01/29
(a)
266,288
96,000 7.750
10/15/31
(a)
102,120
12,000 6.875
04/15/32
(a)
12,630
XPLR Infrastructure Operating Partners LP
266,000 4.500
09/15/27
(a)
262,010
3,130,110
Electrical – 0.1%
EnerSys
55,000 6.625
01/15/32
(a)
57,131
Energy – 7.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
39,000 5.750
01/15/28
(a)
39,097
65,000 5.375
06/15/29
(a)
65,244
162,000 6.625
02/01/32
(a)
167,873
Archrock Partners LP / Archrock Partners Finance Corp.
93,000 6.250
04/01/28
(a)
93,581
200,000 6.625
09/01/32
(a)
205,250
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
165,000 5.875
06/30/29
(a)
165,619
Buckeye Partners LP
40,000 3.950
12/01/26
39,850
63,000 4.125
12/01/27
62,291
114,000 4.500
03/01/28
(a)
113,573
100,000 5.850
11/15/43
94,875
85,000 5.600
10/15/44
78,625
California Resources Corp.
50,000 8.250
06/15/29
(a)
52,437
Civitas Resources, Inc.
130,000 8.375
07/01/28
(a)
134,225
207,000 8.750
07/01/31
(a)
215,280
CNX Resources Corp.
103,000 6.000
01/15/29
(a)
103,901
Comstock Resources, Inc.
133,000 6.750
03/01/29
(a)
133,000
50,000 5.875
01/15/30
(a)
48,625
CQP Holdco LP / BIP-V Chinook Holdco LLC
370,000 5.500
06/15/31
(a)
366,994
Crescent Energy Finance LLC
212,000 7.375
01/15/33
(a)
201,665
73,000 8.375
01/15/34
(a)
71,905

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
CVR Energy, Inc.
$ 50,000 5.750%
02/15/28
(a)
$ 49,375
Delek Logistics Partners LP / Delek Logistics Finance Corp.
90,000 8.625
03/15/29
(a)
94,331
Harvest Midstream I LP
75,000 7.500
09/01/28
(a)
76,219
Hilcorp Energy I LP / Hilcorp Finance Co.
31,000 6.250
11/01/28
(a)
31,194
89,000 5.750
02/01/29
(a)
87,665
105,000 6.000
02/01/31
(a)
99,225
90,000 8.375
11/01/33
(a)
92,700
97,000 6.875
05/15/34
(a)
91,301
87,000 7.250
02/15/35
(a)
83,085
Kinetik Holdings LP
228,000 6.625
12/15/28
(a)
234,555
58,000 5.875
06/15/30
(a)
58,580
Kodiak Gas Services LLC
91,000 6.500
10/01/33
(a)
92,877
Matador Resources Co.
97,000 6.250
04/15/33
(a)
97,121
Murphy Oil Corp.
81,000 5.875
12/01/42
70,470
Nabors Industries, Inc.
152,000 9.125
01/31/30
(a)
159,315
39,000 8.875
08/15/31
(a)
38,269
New Fortress Energy, Inc.
101,000 8.750
03/15/29
(a)
10,857
Northern Oil & Gas, Inc.
76,000 8.750
06/15/31
(a)
77,710
PBF Holding Co. LLC / PBF Finance Corp.
61,000 9.875
03/15/30
(a)
64,355
Permian Resources Operating LLC
108,000 8.000
04/15/27
(a)
109,417
45,000 5.875
07/01/29
(a)
45,338
140,000 7.000
01/15/32
(a)
146,125
100,000 6.250
02/01/33
(a)
102,375
Range Resources Corp.
80,000 4.750
02/15/30
(a)
78,800
SM Energy Co.
78,000 6.625
01/15/27
78,053
100,000 6.500
07/15/28
101,125
Sunoco LP
266,000 7.000
05/01/29
(a)
276,972
250,000 6.250
07/01/33
(a)
256,563
Sunoco LP / Sunoco Finance Corp.
65,000 4.500
04/30/30
63,619
Talos Production, Inc.
84,000 9.375
02/01/31
(a)
88,935
Transocean International Ltd.
93,000 8.250
05/15/29
(a)
94,627
36,000 8.500
05/15/31
(a)
36,405
Transocean, Inc.
37,500 8.750
02/15/30
(a)
39,188
USA Compression Partners LP / USA Compression Finance Corp.
117,000 7.125
03/15/29
(a)
121,534
50,000 6.250
10/01/33
(a)
50,375
Venture Global LNG, Inc.
372,000 8.125
06/01/28
(a)
382,230
262,000 9.500
02/01/29
(a)
276,737
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Venture Global LNG, Inc. – (continued)
$ 145,000 9.875%
02/01/32
(a)
$ 151,344
Venture Global Plaquemines LNG LLC
173,000 6.500
01/15/34
(a)
178,515
182,000 7.750
05/01/35
(a)
202,930
173,000 6.750
01/15/36
(a)
180,244
Vital Energy, Inc.
80,000 7.875
04/15/32
(a)
77,600
Weatherford International Ltd.
136,000 8.625
04/30/30
(a)
138,550
50,000 6.750
10/15/33
(a)
51,125
7,391,840
Financial Company – 5.5%
AG Issuer LLC
70,000 6.250
03/01/28
(a)
70,262
Burford Capital Global Finance LLC
200,000 9.250
07/01/31
(a)
209,000
Cobra AcquisitionCo LLC
100,000 12.250
11/01/29
(a)
101,125
Coinbase Global, Inc.
62,000 3.625
10/01/31
(a)
55,103
Compass Group Diversified Holdings LLC
214,109 5.250
04/15/29
(a)
196,980
Credit Acceptance Corp.
162,000 6.625
03/15/30
(a)
161,595
Encore Capital Group, Inc.
50,000 6.625
04/15/31
(a)
50,188
Enova International, Inc.
104,000 11.250
12/15/28
(a)
110,370
Freedom Mortgage Holdings LLC
89,000 9.250
02/01/29
(a)
94,117
72,000 9.125
05/15/31
(a)
77,310
80,000 7.875
04/01/33
(a)
82,900
HUB International Ltd.
63,000 5.625
12/01/29
(a)
63,079
187,000 7.250
06/15/30
(a)
195,882
170,000 7.375
01/31/32
(a)
177,225
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
93,000 5.250
05/15/27
91,721
93,000 9.750
01/15/29
93,349
80,000 4.375
02/01/29
69,200
84,000 9.000
06/15/30
80,955
LD Holdings Group LLC
120,000 8.750
11/01/27
(a)
117,750
85,000 6.125
04/01/28
(a)
78,200
Midcap Financial Issuer Trust
200,000 6.500
05/01/28
(a)
198,250
Navient Corp.
336,000 5.500
03/15/29
329,700
Navient Corp. , MTN
105,000 5.625
08/01/33
94,763
OneMain Finance Corp.
120,000 3.500
01/15/27
118,500
243,000 3.875
09/15/28
235,406
124,000 5.375
11/15/29
123,690
84,000 7.875
03/15/30
88,935
131,000 4.000
09/15/30
122,976
69,000 7.125
11/15/31
71,847
50,000 6.500
03/15/33
50,500

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Financial Company – (continued)
Osaic Holdings, Inc.
$ 80,000 6.750%
08/01/32
(a)
$ 82,500
PennyMac Financial Services, Inc.
26,000 7.875
12/15/29
(a)
27,722
152,000 7.125
11/15/30
(a)
159,600
119,000 5.750
09/15/31
(a)
120,190
200,000 6.750
02/15/34
(a)
207,000
PRA Group, Inc.
100,000 8.375
02/01/28
(a)
102,125
119,000 5.000
10/01/29
(a)
109,777
Prospect Capital Corp.
114,000 3.437
10/15/28
101,460
Rocket Cos., Inc.
123,000 6.375
08/01/33
(a)
129,150
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
200,000 4.000
10/15/33
(a)
185,250
SLM Corp.
50,000 6.500
01/31/30
51,938
Stonex Escrow Issuer LLC
200,000 6.875
07/15/32
(a)
208,000
UWM Holdings LLC
85,000 6.625
02/01/30
(a)
86,222
5,181,812
Food and Beverage – 2.0%
B&G Foods, Inc.
90,000 5.250
09/15/27
87,975
Chobani Holdco II LLC
52,375 8.750
10/01/29
(a)(b)
55,779
Chobani LLC / Chobani Finance Corp., Inc.
100,000 7.625
07/01/29
(a)
104,375
Darling Ingredients, Inc.
100,000 5.250
04/15/27
(a)
99,938
Fiesta Purchaser, Inc.
102,000 7.875
03/01/31
(a)
107,355
HLF Financing Sarl LLC / Herbalife International, Inc.
8,000 12.250
04/15/29
(a)
8,690
94,000 4.875
06/01/29
(a)
89,065
Lamb Weston Holdings, Inc.
105,000 4.125
01/31/30
(a)
101,850
Performance Food Group, Inc.
144,000 5.500
10/15/27
(a)
144,540
103,000 6.125
09/15/32
(a)
106,090
Post Holdings, Inc.
98,000 5.500
12/15/29
(a)
98,490
97,000 4.625
04/15/30
(a)
94,575
301,000 4.500
09/15/31
(a)
284,069
68,000 6.250
02/15/32
(a)
70,295
60,000 6.250
10/15/34
(a)
60,975
U.S. Foods, Inc.
100,000 6.875
09/15/28
(a)
103,375
195,000 4.750
02/15/29
(a)
194,513
75,000 4.625
06/01/30
(a)
74,062
1,886,011
Hardware – 0.6%
CommScope LLC
121,000 8.250
03/01/27
(a)
121,605
94,000 4.750
09/01/29
(a)
94,000
88,000 9.500
12/15/31
(a)
89,650
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Hardware – (continued)
CommScope Technologies LLC
$ 97,000 5.000%
03/15/27
(a)
$ 96,879
NCR Voyix Corp.
76,000 5.000
10/01/28
(a)
75,715
59,000 5.125
04/15/29
(a)
58,631
536,480
Healthcare – 5.3%
AdaptHealth LLC
88,000 4.625
08/01/29
(a)
84,810
Charles River Laboratories International, Inc.
215,000 4.000
03/15/31
(a)
202,503
CHS/Community Health Systems, Inc.
90,000 6.000
01/15/29
(a)
90,225
173,000 6.875
04/15/29
(a)
157,646
78,000 6.125
04/01/30
(a)
65,130
272,000 5.250
05/15/30
(a)
257,720
72,000 4.750
02/15/31
(a)
64,440
227,000 10.875
01/15/32
(a)
245,160
CVS Health Corp.
(US 5 Year CMT T-Note +
2.516%)
183,000 6.750
12/10/54
189,939
(US 5 Year CMT T-Note +
2.886%)
174,000 7.000
03/10/55
182,552
DaVita, Inc.
322,000 4.625
06/01/30
(a)
313,145
193,000 3.750
02/15/31
(a)
179,249
Encompass Health Corp.
137,000 4.750
02/01/30
136,658
IQVIA, Inc.
280,000 5.000
05/15/27
(a)
279,475
250,000 6.500
05/15/30
(a)
259,687
LifePoint Health, Inc.
145,000 8.375
02/15/32
(a)
156,056
MPH Acquisition Holdings LLC
50,000 5.750
12/31/30
(a)
44,250
115,000 6.750
03/31/31
(a)(b)
100,913
MPT Operating Partnership LP / MPT Finance Corp.
100,000 5.000
10/15/27
96,813
187,000 3.500
03/15/31
137,912
187,000 8.500
02/15/32
(a)
197,519
Owens & Minor, Inc.
93,000 6.625
04/01/30
(a)
60,450
Radiology Partners, Inc.
50,000 9.781
02/15/30
(a)(b)
48,625
Service Corp International
170,000 5.750
10/15/32
173,612
Service Corp. International
45,000 4.625
12/15/27
45,056
217,000 5.125
06/01/29
218,628
Tenet Healthcare Corp.
170,000 5.125
11/01/27
170,008
86,000 4.625
06/15/28
85,946
159,000 6.125
10/01/28
159,298
220,000 4.250
06/01/29
216,700
129,000 6.125
06/15/30
131,903
150,000 6.750
05/15/31
156,562

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
Tenet Healthcare Corp. – (continued)
$ 50,000 6.875%
11/15/31
$ 54,563
4,963,153
Insurance – 1.5%
Acrisure LLC / Acrisure Finance, Inc.
57,000 8.250
02/01/29
(a)
59,565
139,000 8.500
06/15/29
(a)
145,081
92,000 6.000
08/01/29
(a)
90,735
90,000 7.500
11/06/30
(a)
93,938
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
299,000 4.250
10/15/27
(a)
296,010
133,000 6.750
10/15/27
(a)
133,998
89,000 6.750
04/15/28
(a)
90,891
14,000 5.875
11/01/29
(a)
13,843
259,000 7.000
01/15/31
(a)
270,331
AmWINS Group, Inc.
27,000 6.375
02/15/29
(a)
27,675
170,000 4.875
06/30/29
(a)
166,387
1,388,454
Media Non Cable – 1.2%
AMC Networks, Inc.
90,000 10.250
01/15/29
(a)
94,500
6,000 4.250
02/15/29
5,250
50,000 10.500
07/15/32
(a)
53,438
Paramount Global
(3M USD LIBOR + 3.899%)
110,000 6.250
02/28/57
107,075
(US 5 Year CMT T-Note +
3.999%)
77,000 6.375
03/30/62
75,180
Warnermedia Holdings, Inc.
208,000 4.054
03/15/29
202,540
377,000 4.279
03/15/32
346,840
336,000 5.050
03/15/42
269,640
1,154,463
Metals – 0.9%
Alcoa Nederland Holding BV
270,000 7.125
03/15/31
(a)
286,431
Arsenal AIC Parent LLC
110,000 11.500
10/01/31
(a)
121,137
Kaiser Aluminum Corp.
150,000 4.500
06/01/31
(a)
143,813
Novelis Corp.
145,000 4.750
01/30/30
(a)
139,744
89,000 3.875
08/15/31
(a)
81,212
United States Steel Corp.
50,000 6.650
06/01/37
53,250
825,587
Metals and Mining – 0.7%
ATI, Inc.
142,000 5.875
12/01/27
142,355
42,000 7.250
08/15/30
44,467
Big River Steel LLC / BRS Finance Corp.
130,000 6.625
01/31/29
(a)
130,244
Cleveland-Cliffs, Inc.
30,000 4.875
03/01/31
(a)
28,463
70,000 7.000
03/15/32
(a)
72,012
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Metals and Mining – (continued)
Cleveland-Cliffs, Inc. – (continued)
$ 155,000 7.375%
05/01/33
(a)
$ 160,619
GrafTech Global Enterprises, Inc.
80,000 9.875
12/23/29
(a)
69,600
647,760
Natural Gas – 2.0%
AmeriGas Partners LP / AmeriGas Finance Corp.
100,000 9.500
06/01/30
(a)
105,750
Blue Racer Midstream LLC / Blue Racer Finance Corp.
96,000 7.000
07/15/29
(a)
100,200
Ferrellgas LP / Ferrellgas Finance Corp.
50,000 5.875
04/01/29
(a)
47,875
Genesis Energy LP / Genesis Energy Finance Corp.
150,000 8.250
01/15/29
156,469
114,000 7.875
05/15/32
117,562
NGL Energy Operating LLC / NGL Energy Finance Corp.
218,000 8.375
02/15/32
(a)
226,447
NuStar Logistics LP
198,000 5.625
04/28/27
199,980
Prairie Acquiror LP
84,000 9.000
08/01/29
(a)
86,520
Rockies Express Pipeline LLC
118,000 4.950
07/15/29
(a)
118,443
108,000 6.875
04/15/40
(a)
112,320
Suburban Propane Partners LP/Suburban Energy Finance Corp.
50,000 5.875
03/01/27
50,125
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
98,000 5.500
01/15/28
(a)
97,995
41,000 7.375
02/15/29
(a)
42,435
101,000 6.000
12/31/30
(a)
101,000
91,000 6.000
09/01/31
(a)
90,090
Venture Global LNG, Inc.
183,000 8.375
06/01/31
(a)
183,229
1,836,440
Packaging & Containers – 0.1%
Mauser Packaging Solutions Holding Co.
124,000 9.250
04/15/27
(a)
116,715
Pharmaceuticals – 1.1%
1261229 BC Ltd.
500,000 10.000
04/15/32
(a)
517,500
Bausch Health Cos., Inc.
70,000 5.000
01/30/28
(a)
63,612
177,000 4.875
06/01/28
(a)
161,513
89,000 11.000
09/30/28
(a)
93,339
50,000 5.000
02/15/29
(a)
40,000
174,000 6.250
02/15/29
(a)
143,985
5,000 5.250
02/15/31
(a)
3,400
1,023,349
Publishing – 0.1%
McGraw-Hill Education, Inc.
135,000 5.750
08/01/28
(a)
135,169
REITs and Real Estate – 2.5%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
146,000 5.750
01/15/29
(a)
141,437
Brandywine Operating Partnership LP
109,000 8.875
04/12/29
118,245

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL
$ 32,000 4.500%
04/01/27
(a)
$ 31,360
Cushman & Wakefield  U.S. Borrower LLC
114,000 6.750
05/15/28
(a)
115,710
Diversified Healthcare Trust
56,000 4.750
02/15/28
53,843
73,000 7.250
10/15/30
(a)
74,077
69,000 4.375
03/01/31
61,151
Howard Hughes Corp. (The)
27,000 5.375
08/01/28
(a)
27,000
119,000 4.125
02/01/29
(a)
115,430
165,000 4.375
02/01/31
(a)
157,163
Hudson Pacific Properties LP
169,000 3.950
11/01/27
161,687
46,000 4.650
04/01/29
42,358
Kennedy-Wilson, Inc.
130,000 5.000
03/01/31
124,475
Millrose Properties, Inc.
137,000 6.375
08/01/30
(a)
139,740
Office Properties Income Trust
100,000 9.000
09/30/29
(a)
89,625
Park Intermediate Holdings LLC / PK Domestic Property LLC /
PK Finance Co.-Issuer
135,000 5.875
10/01/28
(a)
135,169
158,000 4.875
05/15/29
(a)
153,655
Service Properties Trust
112,000 8.375
06/15/29
110,148
19,000 4.950
10/01/29
16,197
170,000 8.625
11/15/31
(a)
179,337
50,000 8.875
06/15/32
48,300
Starwood Property Trust, Inc.
100,000 7.250
04/01/29
(a)
106,329
86,000 6.500
07/01/30
(a)
90,408
2,292,844
Rental Equipment – 1.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
260,000 5.750
07/15/27
(a)
259,675
73,000 4.750
04/01/28
(a)
70,810
80,000 5.375
03/01/29
(a)
77,600
EquipmentShare.com, Inc.
45,000 8.625
05/15/32
(a)
46,519
Hertz Corp. (The)
115,000 4.625
12/01/26
(a)
112,125
218,000 12.625
07/15/29
(a)
217,455
United Rentals North America, Inc.
99,000 5.500
05/15/27
99,000
196,000 4.875
01/15/28
196,980
136,000 3.875
02/15/31
130,390
110,000 3.750
01/15/32
103,400
127,000 6.125
03/15/34
(a)
133,350
1,447,304
Revenue – 0.2%
Toledo Hospital (The)
27,000 4.982
11/15/45
23,321
Toledo Hospital (The) , Series B
202,000 5.325
11/15/28
206,461
229,782
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Software – 2.0%
Clarivate Science Holdings Corp.
$ 65,000 3.875%
07/01/28
(a)
$ 63,050
Cloud Software Group, Inc.
313,000 6.500
03/31/29
(a)
315,360
297,000 9.000
09/30/29
(a)
307,039
122,000 8.250
06/30/32
(a)
129,009
120,000 6.625
08/15/33
(a)
118,650
Fair Isaac Corp.
87,000 4.000
06/15/28
(a)
85,913
Gen Digital, Inc.
223,000 6.750
09/30/27
(a)
227,181
Rocket Software, Inc.
215,000 9.000
11/28/28
(a)
221,987
SS&C Technologies, Inc.
322,000 5.500
09/30/27
(a)
321,598
38,000 6.500
06/01/32
(a)
39,567
1,829,354
Technology – 2.4%
Arches Buyer, Inc.
94,000 4.250
06/01/28
(a)
92,590
72,000 6.125
12/01/28
(a)
70,740
Block, Inc.
184,000 3.500
06/01/31
172,730
179,000 6.500
05/15/32
187,055
Central Parent Inc / CDK Global, Inc.
117,000 7.250
06/15/29
(a)
96,964
Central Parent LLC / CDK Global II LLC / CDK Financing Co.,
Inc.
100,000 8.000
06/15/29
(a)
84,875
CoreWeave, Inc.
184,000 9.250
06/01/30
(a)
170,430
150,000 9.000
02/01/31
(a)
135,938
Entegris, Inc.
107,000 4.375
04/15/28
(a)
105,261
100,000 5.950
06/15/30
(a)
102,250
Go Daddy Operating Co LLC / GD Finance Co., Inc.
97,000 5.250
12/01/27
(a)
97,242
Match Group Holdings II LLC
46,000 5.000
12/15/27
(a)
46,058
41,000 4.625
06/01/28
(a)
40,641
218,000 3.625
10/01/31
(a)
199,197
Newfold Digital Holdings Group, Inc.
90,000 11.750
10/15/28
(a)
59,850
Seagate Data Storage Technology Pte Ltd.
56,000 8.250
12/15/29
(a)
59,640
213,000 9.625
12/01/32
(a)
241,489
45,000 5.750
12/01/34
(a)
46,069
Snap, Inc.
140,000 6.875
03/15/34
(a)
143,500
Xerox Corp.
100,000 10.250
10/15/30
(a)
102,375
2,254,894
Transportation – 1.2%
American Airlines, Inc.
152,000 7.250
02/15/28
(a)
155,610
188,000 8.500
05/15/29
(a)
196,695
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
204,000 5.750
04/20/29
(a)
206,295

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Transportation – (continued)
FTAI Aviation Investors LLC
$ 169,000 5.500%
05/01/28
(a)
$ 170,056
116,000 7.875
12/01/30
(a)
123,540
XPO CNW, Inc.
10,000 6.700
05/01/34
10,763
XPO, Inc.
158,000 7.125
06/01/31
(a)
165,307
85,000 7.125
02/01/32
(a)
89,675
1,117,941
Water – 0.1%
WBI Operating LLC
55,000 6.500
10/15/33
(a)
55,206
Wireless – 0.8%
EchoStar Corp.
300,676 10.750
11/30/29
331,683
SBA Communications Corp.
111,000 3.875
02/15/27
110,584
100,000 3.125
02/01/29
95,750
Viasat, Inc.
76,000 5.625
04/15/27
(a)
76,000
106,000 6.500
07/15/28
(a)
103,482
59,000 7.500
05/30/31
(a)
55,755
773,254
Wirelines – 2.5%
Cablevision Lightpath LLC
200,000 5.625
09/15/28
(a)
196,250
Cogent Communications Group LLC / Cogent Finance, Inc.
50,000 6.500
07/01/32
(a)
45,563
Embarq LLC
110,000 7.995
06/01/36
42,625
Frontier Communications Holdings LLC
35,000 5.875
10/15/27
(a)
35,065
193,000 5.000
05/01/28
(a)
193,965
63,000 6.750
05/01/29
(a)
63,709
114,000 5.875
11/01/29
115,710
133,000 6.000
01/15/30
(a)
134,995
61,000 8.750
05/15/30
(a)
63,821
35,000 8.625
03/15/31
(a)
36,969
Level 3 Financing, Inc.
150,000 4.875
06/15/29
(a)
143,437
98,000 3.750
07/15/29
(a)
87,220
77,000 4.500
04/01/30
(a)
71,225
41,000 3.875
10/15/30
(a)
36,951
37,000 4.000
04/15/31
(a)
32,699
226,000 7.000
03/31/34
(a)
232,498
Lumen Technologies, Inc.
131,000 4.125
04/15/30
(a)
130,181
50,000 10.000
10/15/32
(a)
50,438
Lumen Technologies, Inc. , Series U
50,000 7.650
03/15/42
48,375
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital
LLC
100,000 8.625
06/15/32
(a)
96,375
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
132,000 4.750
04/15/28
(a)
130,350
130,000 6.500
02/15/29
(a)
124,150
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wirelines – (continued)
Windstream Services LLC / Windstream Escrow Finance Corp.
$ 185,000 8.250%
10/01/31
(a)
$ 192,631
2,305,202
TOTAL CORPORATE OBLIGATIONS
(Cost $80,622,845)
81,853,799
a
Foreign Corporate Debt – 9.3%
Aerospace & Defense – 0.5%
Bombardier, Inc. ( Canada )
86,000 7.000
06/01/32
(a)
90,838
335,000 7.450
05/01/34
(a)
376,037
466,875
Basic Industry – 0.5%
Mercer International, Inc. ( Germany )
63,000 12.875
10/01/28
(a)
46,147
Methanex Corp. ( Canada )
62,000 5.250
12/15/29
62,155
61,000 5.650
12/01/44
53,528
NOVA Chemicals Corp. ( Canada )
173,000 5.250
06/01/27
(a)
173,865
94,000 9.000
02/15/30
(a)
100,815
65,000 7.000
12/01/31
(a)
68,900
505,410
Capital Goods – 0.2%
Wrangler Holdco Corp. ( Canada )
162,000 6.625
04/01/32
(a)
170,302
Communications – 1.1%
Altice Financing SA ( Luxembourg )
335,000 5.750
08/15/29
(a)
247,900
Sunrise FinCo I BV ( Netherlands )
200,000 4.875
07/15/31
(a)
191,550
Virgin Media Secured Finance PLC ( United Kingdom )
225,000 5.500
05/15/29
(a)
220,825
200,000 4.500
08/15/30
(a)
185,075
VZ Secured Financing BV ( Netherlands )
240,000 5.000
01/15/32
(a)
218,820
1,064,170
Consumer Cyclical – 2.3%
1011778 BC ULC / New Red Finance, Inc. ( Canada )
193,000 3.875
01/15/28
(a)
191,070
189,000 4.375
01/15/28
(a)
188,055
171,000 3.500
02/15/29
(a)
165,656
233,000 4.000
10/15/30
(a)
221,933
Brookfield Residential Properties, Inc. / Brookfield
Residential  U.S. LLC ( Canada )
52,000 6.250
09/15/27
(a)
52,000
70,000 4.875
02/15/30
(a)
65,275
Garda World Security Corp. ( Canada )
151,000 8.375
11/15/32
(a)
154,775
Global Auto Holdings Ltd/AAG FH UK Ltd. ( United Kingdom )
200,000 11.500
08/15/29
(a)
205,750
Mattamy Group Corp. ( Canada )
144,000 5.250
12/15/27
(a)
144,000
93,000 4.625
03/01/30
(a)
90,210
Merlin Entertainments Group  U.S. Holdings, Inc. ( United
Kingdom )
200,000 7.375
02/15/31
(a)
169,250

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Consumer Cyclical – (continued)
Nissan Motor Co. Ltd. ( Japan )
$ 237,000 4.810%
09/17/30
(a)
$ 222,942
ZF North America Capital, Inc. ( Germany )
150,000 6.750
04/23/30
(a)
145,875
150,000 6.875
04/23/32
(a)
141,563
2,158,354
Consumer Products – 0.0%
Kronos Acquisition Holdings, Inc. ( Canada )
30,000 8.250
06/30/31
(a)
20,325
26,000 10.750
06/30/32
(a)
11,342
31,667
Electric – 0.1%
TransAlta Corp. ( Canada )
100,000 6.500
03/15/40
100,750
Energy – 0.4%
Baytex Energy Corp. ( Canada )
181,000 8.500
04/30/30
(a)
190,729
South Bow Canadian Infrastructure Holdings Ltd. ( Canada )
(US 5 Year CMT T-Note +
3.667%)
125,000 7.500
03/01/55
132,849
Vermilion Energy, Inc. ( Canada )
60,000 7.250
02/15/33
(a)
57,075
380,653
Financial Company – 0.3%
goeasy Ltd. ( Canada )
166,000 9.250
12/01/28
(a)
171,187
70,000 6.875
02/15/31
(a)
66,063
237,250
Hardware – 0.2%
Kioxia Holdings Corp. ( Japan )
200,000 6.250
07/24/30
(a)
206,250
Insurance – 0.1%
Jones Deslauriers Insurance Management, Inc. ( Canada )
95,000 6.875
10/01/33
(a)
92,981
Internet & Data – 0.4%
Rakuten Group, Inc. ( Japan )
100,000 11.250
02/15/27
(a)
107,625
265,000 9.750
04/15/29
(a)
295,454
403,079
Metals and Mining – 0.1%
Mineral Resources Ltd. ( Australia )
113,000 9.250
10/01/28
(a)
118,933
Mining – 0.8%
First Quantum Minerals Ltd. ( Zambia )
266,000 9.375
03/01/29
(a)
281,628
200,000 8.625
06/01/31
(a)
210,500
Fortescue Treasury Pty Ltd. ( Australia )
208,000 4.375
04/01/31
(a)
201,242
693,370
Software – 0.5%
Open Text Corp. ( Canada )
101,000 3.875
02/15/28
(a)
98,728
47,000 3.875
12/01/29
(a)
44,532
Open Text Holdings, Inc. ( Canada )
19,000 4.125
02/15/30
(a)
18,169
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Software – (continued)
Open Text Holdings, Inc. (Canada) – (continued)
$ 319,000 4.125%
12/01/31
(a)
$ 297,068
458,497
Transportation – 0.3%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
( Switzerland )
165,000 7.875
05/01/27
(a)
166,848
83,000 9.500
06/01/28
(a)
85,912
252,760
Wireless – 0.8%
Altice France SA ( France )
150,000 6.500
04/15/32
(a)
146,437
Connect Finco Sarl / Connect  U.S. Finco LLC ( United Kingdom )
235,000 9.000
09/15/29
(a)
249,394
Rogers Communications, Inc. ( Canada )
(US 5 Year CMT T-Note +
2.653%)
150,000 7.000
04/15/55
156,188
(US 5 Year CMT T-Note +
2.620%)
140,000 7.125
04/15/55
148,225
700,244
Wirelines – 0.7%
Fibercop SpA ( Italy )
200,000 7.721
06/04/38
(a)
202,248
Iliad Holding SAS ( France )
200,000 8.500
04/15/31
(a)
214,708
Telecom Italia Capital SA ( Italy )
50,000 6.375
11/15/33
52,635
163,000 7.200
07/18/36
177,668
647,259
TOTAL FOREIGN CORPORATE DEBT
(Cost $8,626,038)
8,688,804
Shares
Dividend
Rate Value
aa a
Investment Company – 1.3%
(c)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
1,236,409 3.928% 1,236,409
(Cost $1,236,409)
TOTAL INVESTMENTS – 98.3%
(Cost $90,485,292)
$ 91,779,012
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.7%
1,616,162
NET ASSETS – 100.0%
$ 93,395,174
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Pay-in-kind securities.
(c)
Represents an affiliated issuer.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Inflation Indexed Bonds – 99.3%
a
U.S. Treasury Inflation Indexed Bonds
$ 3,063,074 0.125%
10/15/26
$ 3,037,934
4,044,557 0.375
01/15/27
3,999,221
1,737,837 2.375
01/15/27
1,757,060
6,933,220 0.125
04/15/27
6,813,123
2,432,493 0.375
07/15/27
2,407,427
6,858,295 1.625
10/15/27
6,930,067
6,391,553 0.500
01/15/28
6,292,471
6,186,322 1.250
04/15/28
6,180,049
14,593,961 0.750
07/15/28
14,467,897
8,176,899 2.375
10/15/28
8,463,710
3,690,066 0.875
01/15/29
3,647,757
3,963,355 3.875
04/15/29
4,297,440
8,918,864 0.250
07/15/29
8,632,485
11,027,239 0.125
01/15/30
10,510,329
3,951,180 0.125
07/15/30
3,752,801
316,918 0.125
01/15/31
297,598
12,712,307 0.125
07/15/31
11,875,075
9,959,535 0.125
01/15/32
9,182,059
12,711,527 0.625
07/15/32
12,048,336
654,168 1.125
01/15/33
634,700
8,251,876 1.375
07/15/33
8,134,192
5,791,389 1.750
01/15/34
5,823,235
11,965,872 1.875
07/15/34
12,154,362
6,023,487 2.125
01/15/35
6,201,262
3,420,213 2.125
02/15/40
3,442,803
10,680,031 0.750
02/15/42
8,488,832
583,957 1.000
02/15/46
451,289
5,193,746 0.875
02/15/47
3,843,063
4,151,594 1.000
02/15/48
3,113,577
1,101,018 1.000
02/15/49
814,381
6,919,368 0.250
02/15/50
4,107,984
669,022 0.125
02/15/51
372,901
6,701,927 0.125
02/15/52
3,658,452
756,692 2.125
02/15/54
699,218
TOTAL U.S. TREASURY INFLATION INDEXED BONDS
(Cost $188,341,352)
186,533,090
Shares
Dividend
Rate Value
aa a
Investment Company – 0.0%
(a)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
86,299 3.928% 86,299
(Cost $86,299)
TOTAL INVESTMENTS – 99.3%
(Cost $188,427,651)
$ 186,619,389
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.7%
1,335,536
NET ASSETS – 100.0%
$ 187,954,925
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Represents an affiliated issuer.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 87.9%
Aerospace & Defense – 1.7%
Boeing Co. (The)
$ 23,000 5.040%
05/01/27
$ 23,255
8,000 3.250
03/01/28
7,842
6,000 2.950
02/01/30
5,693
12,000 5.150
05/01/30
12,361
Huntington Ingalls Industries, Inc.
11,000 3.483
12/01/27
10,890
Lockheed Martin Corp.
16,000 1.850
06/15/30
14,523
Northrop Grumman Corp.
35,000 3.200
02/01/27
34,703
9,000 3.250
01/15/28
8,875
RTX Corp.
8,000 6.700
08/01/28
8,477
23,000 5.750
01/15/29
24,195
Textron, Inc.
8,000 3.650
03/15/27
7,946
158,760
Banks – 23.8%
American Express Co.
12,000 3.300
05/03/27
11,919
11,000 5.850
11/05/27
11,398
(SOFRINDX + 1.020%)
24,000 5.085
01/30/31
(a)
24,833
(SOFR + 1.440%)
10,000 5.016
04/25/31
(a)
10,326
Bank of America Corp.
(SOFR + 1.580%)
20,000 4.376
04/27/28
(a)
20,092
(SOFR + 1.990%)
24,000 6.204
11/10/28
(a)
24,872
(TSFR3M + 1.302%)
18,000 3.419
12/20/28
(a)
17,786
(SOFR + 1.630%)
26,000 5.202
04/25/29
(a)
26,693
(SOFR + 1.110%)
8,000 4.623
05/09/29
(a)
8,109
(SOFR + 2.150%)
19,000 2.592
04/29/31
(a)
17,790
Bank of America Corp. , GMTN
(TSFR3M + 1.632%)
23,000 3.593
07/21/28
(a)
22,817
Bank of America Corp. , MTN
(SOFR + 2.040%)
29,000 4.948
07/22/28
(a)
29,439
(TSFR3M + 1.332%)
16,000 3.970
03/05/29
(a)
15,980
(SOFR + 1.060%)
8,000 2.087
06/14/29
(a)
7,630
(TSFR3M + 1.572%)
36,000 4.271
07/23/29
(a)
36,215
(TSFR3M + 1.472%)
24,000 3.974
02/07/30
(a)
23,906
(TSFR3M + 1.252%)
32,000 2.496
02/13/31
(a)
29,895
(SOFR + 1.530%)
4,000 1.898
07/23/31
(a)
3,611
Bank of New York Mellon Corp. (The) , MTN
40,000 2.050
01/26/27
39,256
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Bank of New York Mellon Corp. (The), MTN – (continued)
$ 40,000 3.400%
01/29/28
$ 39,678
Capital One Financial Corp.
14,000 3.650
05/11/27
13,941
(SOFR + 2.080%)
11,000 5.468
02/01/29
(a)
11,294
(SOFR + 2.640%)
36,000 6.312
06/08/29
(a)
37,834
(SOFR + 1.905%)
29,000 5.700
02/01/30
(a)
30,204
Charles Schwab Corp. (The)
(SOFR + 2.210%)
8,000 5.643
05/19/29
(a)
8,315
(SOFR + 1.878%)
18,000 6.196
11/17/29
(a)
19,123
Citigroup, Inc.
(TSFR3M + 1.600%)
23,000 3.980
03/20/30
(a)
22,788
(SOFR + 1.338%)
40,000 4.542
09/19/30
(a)
40,435
(SOFR + 1.146%)
73,000 2.666
01/29/31
(a)
68,326
(SOFR + 3.914%)
11,000 4.412
03/31/31
(a)
11,044
(SOFR + 2.107%)
12,000 2.572
06/03/31
(a)
11,156
(SOFR + 1.171%)
14,000 4.503
09/11/31
(a)
14,115
(US 5 Year CMT T-Note +
1.280%)
4,000 5.592
11/19/34
(a)
4,126
Citizens Financial Group, Inc.
6,000 3.250
04/30/30
5,723
Fifth Third Bancorp
11,000 2.550
05/05/27
10,781
(SOFR + 1.355%)
66,000 4.055
04/25/28
(a)
65,927
(SOFRINDX + 2.127%)
8,000 4.772
07/28/30
(a)
8,113
First Horizon Corp.
(SOFR + 1.766%)
18,000 5.514
03/07/31
(a)
18,651
First-Citizens Bank & Trust Co.
35,000 6.125
03/09/28
36,361
Huntington Bancshares, Inc.
(SOFR + 2.020%)
23,000 6.208
08/21/29
(a)
24,133
(SOFR + 1.276%)
10,000 5.272
01/15/31
(a)
10,341
JPMorgan Chase & Co.
(SOFR + 1.170%)
14,000 2.947
02/24/28
(a)
13,818
(SOFR + 1.560%)
27,000 4.323
04/26/28
(a)
27,161
(SOFR + 0.930%)
24,000 4.979
07/22/28
(a)
24,370
(SOFR + 1.990%)
23,000 4.851
07/25/28
(a)
23,297

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(TSFR3M + 1.207%)
$ 8,000 3.509%
01/23/29
(a)
$ 7,915
(SOFR + 1.015%)
18,000 2.069
06/01/29
(a)
17,171
(TSFR3M + 1.522%)
11,000 4.203
07/23/29
(a)
11,012
(SOFR + 1.450%)
57,000 5.299
07/24/29
(a)
58,804
(SOFR + 1.570%)
29,000 6.087
10/23/29
(a)
30,630
(SOFR + 1.160%)
24,000 5.581
04/22/30
(a)
25,115
(SOFR + 1.125%)
8,000 4.995
07/22/30
(a)
8,235
(TSFR3M + 1.510%)
24,000 2.739
10/15/30
(a)
22,833
(SOFR + 2.040%)
16,000 2.522
04/22/31
(a)
14,955
(TSFR3M + 2.515%)
52,000 2.956
05/13/31
(a)
49,132
KeyCorp , GMTN
(SOFRINDX + 1.227%)
27,000 5.121
04/04/31
(a)
27,824
M&T Bank Corp.
(SOFR + 2.800%)
5,000 7.413
10/30/29
(a)
5,427
(SOFR + 1.400%)
24,000 5.179
07/08/31
(a)
24,639
Morgan Stanley
11,000 3.591
07/22/28
(a)
10,891
(SOFR + 2.240%)
23,000 6.296
10/18/28
(a)
23,896
(SOFR + 1.260%)
16,000 5.656
04/18/30
(a)
16,758
(SOFR + 1.100%)
52,000 4.654
10/18/30
(a)
52,696
(SOFR + 1.108%)
24,000 5.230
01/15/31
(a)
24,840
(SOFR + 1.510%)
11,000 5.192
04/17/31
(a)
11,408
Morgan Stanley , GMTN
(TSFR3M + 1.402%)
24,000 3.772
01/24/29
(a)
23,833
(TSFR3M + 1.890%)
16,000 4.431
01/23/30
(a)
16,121
(SOFR + 1.143%)
52,000 2.699
01/22/31
(a)
48,914
Morgan Stanley , MTN
(SOFR + 1.590%)
70,000 5.164
04/20/29
(a)
71,748
Northern Trust Corp.
26,000 1.950
05/01/30
23,837
PNC Financial Services Group, Inc. (The)
(SOFRINDX + 1.730%)
12,000 6.615
10/20/27
(a)
12,264
(SOFR + 1.620%)
11,000 5.354
12/02/28
(a)
11,277
(SOFR + 1.841%)
29,000 5.582
06/12/29
(a)
30,084
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 1.198%)
$ 24,000 5.492%
05/14/30
(a)
$ 25,055
(SOFR + 1.072%)
16,000 5.222
01/29/31
(a)
16,601
Santander Holdings USA, Inc.
(SOFR + 1.249%)
11,000 2.490
01/06/28
(a)
10,790
(SOFR + 2.356%)
11,000 6.499
03/09/29
(a)
11,472
(SOFR + 1.940%)
32,000 5.353
09/06/30
(a)
32,738
State Street Corp.
16,000 4.536
02/28/28
16,265
(SOFR + 1.018%)
24,000 4.530
02/20/29
(a)
24,308
(SOFR + 1.484%)
18,000 5.684
11/21/29
(a)
18,890
(SOFR + 1.490%)
18,000 3.031
11/01/34
(a)
17,039
Synchrony Financial
11,000 3.950
12/01/27
10,912
(SOFR + 1.680%)
18,000 5.450
03/06/31
(a)
18,424
Synovus Financial Corp.
(SOFR + 2.347%)
18,000 6.168
11/01/30
(a)
18,702
Truist Financial Corp. , MTN
(SOFR + 2.446%)
18,000 7.161
10/30/29
(a)
19,470
(SOFR + 1.620%)
18,000 5.435
01/24/30
(a)
18,708
22,000 1.950
06/05/30
19,948
U.S. Bancorp
(SOFR + 1.880%)
12,000 6.787
10/26/27
(a)
12,285
(SOFR + 1.061%)
35,000 5.046
02/12/31
(a)
36,105
U.S. Bancorp , MTN
(SOFR + 0.730%)
5,000 2.215
01/27/28
(a)
4,897
(SOFR + 1.660%)
4,000 4.548
07/22/28
(a)
4,034
35,000 3.000
07/30/29
33,753
U.S. Bancorp , Series X
11,000 3.150
04/27/27
10,894
US Bancorp
(SOFR + 2.020%)
18,000 5.775
06/12/29
(a)
18,739
Wells Fargo & Co.
(SOFR + 1.790%)
29,000 6.303
10/23/29
(a)
30,689
(SOFR + 1.500%)
29,000 5.198
01/23/30
(a)
29,906
10,000 5.150
04/23/31
(a)
10,350
(SOFR + 1.110%)
9,000 5.244
01/24/31
(a)
9,366
Wells Fargo & Co. , MTN
(SOFR + 1.510%)
34,000 3.526
03/24/28
(a)
33,773

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(TSFR3M + 1.572%)
$ 9,000 3.584%
05/22/28
(a)
$ 8,932
(SOFR + 2.100%)
9,000 2.393
06/02/28
(a)
8,796
(SOFR + 1.980%)
10,000 4.808
07/25/28
(a)
10,105
(SOFR + 1.740%)
29,000 5.574
07/25/29
(a)
30,041
(TSFR3M + 1.262%)
27,000 2.572
02/11/31
(a)
25,273
(TSFR3M + 4.032%)
16,000 4.478
04/04/31
(a)
16,188
2,279,329
Basic Industry – 0.3%
Dow Chemical Co. (The)
3,000 7.375
11/01/29
3,327
Ecolab, Inc.
16,000 4.800
03/24/30
16,466
Sherwin-Williams Co. (The)
8,000 3.450
06/01/27
7,932
27,725
Broadcasting – 0.1%
Fox Corp.
11,000 4.709
01/25/29
11,147
Brokerage – 0.2%
Intercontinental Exchange, Inc.
16,000 4.350
06/15/29
16,175
Building Materials – 0.1%
Owens Corning
8,000 3.500
02/15/30
7,753
Capital Goods – 4.4%
3M Co.
11,000 3.050
04/15/30
10,537
Amphenol Corp.
30,000 2.800
02/15/30
28,528
Berry Global, Inc.
11,000 1.650
01/15/27
10,676
Caterpillar Financial Services Corp.
34,000 4.850
02/27/29
35,024
CNH Industrial Capital LLC
8,000 5.100
04/20/29
8,214
Honeywell International, Inc.
8,000 2.700
08/15/29
7,646
17,000 4.700
02/01/30
17,407
IDEX Corp.
16,000 4.950
09/01/29
16,402
Jabil, Inc.
23,000 4.250
05/15/27
23,038
John Deere Capital Corp.
8,000 4.500
01/08/27
8,061
John Deere Capital Corp. , MTN
8,000 4.900
06/11/27
8,139
11,000 4.750
01/20/28
11,227
11,000 1.500
03/06/28
10,450
23,000 4.850
06/11/29
23,694
28,000 4.375
10/15/30
28,374
Otis Worldwide Corp.
18,000 2.293
04/05/27
17,606
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
Republic Services, Inc.
$ 16,000 3.375%
11/15/27
$ 15,873
Roper Technologies, Inc.
8,000 2.000
06/30/30
7,245
29,000 4.450
09/15/30
29,206
Sonoco Products Co.
16,000 4.600
09/01/29
16,171
Waste Management, Inc.
11,000 7.000
07/15/28
11,812
9,000 4.625
02/15/30
9,193
32,000 4.650
03/15/30
32,753
Westinghouse Air Brake Technologies Corp.
11,000 4.700
09/15/28
11,139
WRKCo, Inc.
11,000 4.900
03/15/29
11,239
Xylem, Inc.
11,000 1.950
01/30/28
10,569
420,223
Communications – 1.2%
Charter Communications Operating LLC / Charter
Communications Operating Capital
11,000 5.050
03/30/29
11,097
Comcast Corp.
23,000 5.350
11/15/27
23,634
23,000 3.550
05/01/28
22,789
16,000 3.400
04/01/30
15,498
Walt Disney Co. (The)
23,000 3.700
03/23/27
22,953
16,000 3.800
03/22/30
15,889
111,860
Consumer Cyclical – 9.1%
Amazon.com, Inc.
9,000 4.550
12/01/27
9,146
36,000 3.450
04/13/29
35,603
19,000 4.100
11/20/30
19,100
American Honda Finance Corp.
11,000 5.650
11/15/28
11,487
American Honda Finance Corp. , GMTN
11,000 3.500
02/15/28
10,892
AutoNation, Inc.
16,000 1.950
08/01/28
15,040
AutoZone, Inc.
11,000 4.000
04/15/30
10,907
Costco Wholesale Corp.
12,000 1.600
04/20/30
10,910
Ford Motor Co.
29,000 6.625
10/01/28
30,742
25,000 9.625
04/22/30
29,055
General Motors Co.
19,000 6.800
10/01/27
19,763
General Motors Financial Co., Inc.
11,000 2.700
08/20/27
10,718
18,000 3.850
01/05/28
17,841
25,000 5.550
07/15/29
25,937
24,000 5.350
01/07/30
24,789
Global Payments, Inc.
5,000 4.450
06/01/28
5,008
19,000 4.875
11/15/30
19,038

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Home Depot, Inc. (The)
$ 11,000 2.800%
09/14/27
$ 10,817
19,000 4.900
04/15/29
19,596
Lear Corp.
16,000 4.250
05/15/29
16,006
Lennar Corp.
11,000 4.750
11/29/27
11,091
Lowe's Cos., Inc.
11,000 1.700
09/15/28
10,348
32,000 1.700
10/15/30
28,411
Marriott International, Inc.
18,000 4.875
05/15/29
18,423
Marriott International, Inc. , Series X
35,000 4.000
04/15/28
34,990
Mastercard, Inc.
16,000 2.950
06/01/29
15,518
15,000 3.350
03/26/30
14,674
McDonald's Corp. , MTN
23,000 3.500
03/01/27
22,862
35,000 2.125
03/01/30
32,332
NIKE, Inc.
9,000 2.850
03/27/30
8,594
Starbucks Corp.
10,000 2.000
03/12/27
9,751
11,000 3.500
03/01/28
10,896
Target Corp.
16,000 2.350
02/15/30
14,980
Toll Brothers Finance Corp.
35,000 4.350
02/15/28
35,175
Toyota Motor Credit Corp.
32,000 4.550
08/09/29
32,649
Toyota Motor Credit Corp. , MTN
130,000 1.900
01/13/27
127,268
23,000 3.050
03/22/27
22,788
Visa, Inc.
16,000 1.900
04/15/27
15,627
29,000 2.750
09/15/27
28,537
Walmart, Inc.
19,000 7.550
02/15/30
21,687
868,996
Consumer Noncyclical – 6.5%
Abbott Laboratories
11,000 1.150
01/30/28
10,413
AbbVie, Inc.
18,000 4.800
03/15/27
18,193
18,000 4.800
03/15/29
18,496
23,000 3.200
11/21/29
22,304
Altria Group, Inc.
23,000 4.800
02/14/29
23,410
Amgen, Inc.
35,000 3.000
02/22/29
33,909
11,000 5.250
03/02/30
11,426
Becton Dickinson & Co.
35,000 3.700
06/06/27
34,804
Bristol-Myers Squibb Co.
22,000 1.450
11/13/30
19,454
Cardinal Health, Inc.
8,000 5.000
11/15/29
8,232
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Centene Corp.
$ 11,000 4.625%
12/15/29
$ 10,615
32,000 3.375
02/15/30
29,499
Elevance Health, Inc.
16,000 4.750
02/15/30
16,322
Eli Lilly & Co.
14,000 3.100
05/15/27
13,872
32,000 4.750
02/12/30
33,019
Gilead Sciences, Inc.
16,000 4.800
11/15/29
16,485
Johnson & Johnson
18,000 2.900
01/15/28
17,715
28,000 4.700
03/01/30
28,898
Merck & Co., Inc.
32,000 4.150
09/15/30
32,168
Merck Sharp & Dohme Corp.
11,000 6.400
03/01/28
11,588
Novartis Capital Corp.
19,000 4.100
11/05/30
19,072
Pfizer Investment Enterprises Pte Ltd.
32,000 4.650
05/19/30
32,758
Pfizer, Inc.
37,000 3.450
03/15/29
36,554
Philip Morris International, Inc.
16,000 4.375
11/01/27
16,141
18,000 4.875
02/15/28
18,334
16,000 5.125
02/15/30
16,587
14,000 4.000
10/29/30
13,851
Stryker Corp.
16,000 4.850
02/10/30
16,465
Thermo Fisher Scientific, Inc.
8,000 5.000
01/31/29
8,250
Viatris, Inc.
10,000 2.300
06/22/27
9,657
6,000 2.700
06/22/30
5,464
Zimmer Biomet Holdings, Inc.
16,000 4.700
02/19/27
16,123
620,078
Consumer Products – 0.7%
Hasbro, Inc.
8,000 3.900
11/19/29
7,855
Kenvue, Inc.
16,000 5.050
03/22/28
16,368
32,000 5.000
03/22/30
32,952
Procter & Gamble Co. (The)
4,000 1.900
02/01/27
3,919
9,000 3.000
03/25/30
8,684
69,778
Distributors – 0.2%
PACCAR Financial Corp. , MTN
19,000 4.600
01/31/29
19,409
Electric – 6.8%
AEP Texas, Inc.
24,000 5.450
05/15/29
24,946
Berkshire Hathaway Energy Co.
19,000 3.700
07/15/30
18,664
Black Hills Corp.
11,000 5.950
03/15/28
11,405

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
CenterPoint Energy Houston Electric LLC
$ 4,000 4.800%
03/15/30
$ 4,103
CenterPoint Energy, Inc. , Series A
(US 5 Year CMT T-Note +
3.254%)
24,000 7.000
02/15/55
(a)
25,140
CMS Energy Corp.
(US 5 Year CMT T-Note +
4.116%)
8,000 4.750
06/01/50
(a)
7,880
Commonwealth Edison Co. , Series 122
22,000 2.950
08/15/27
21,653
Consumers Energy Co.
12,000 4.700
01/15/30
12,276
DTE Electric Co.
22,000 4.250
05/14/27
22,152
12,000 2.250
03/01/30
11,147
DTE Energy Co.
11,000 4.875
06/01/28
11,195
Duke Energy Corp.
23,000 4.300
03/15/28
23,113
Edison International
29,000 5.750
06/15/27
29,467
Entergy Corp.
11,000 1.900
06/15/28
10,427
Exelon Corp.
18,000 5.150
03/15/28
18,396
FirstEnergy Corp.
16,000 2.650
03/01/30
14,873
FirstEnergy Corp. , Series B
11,000 3.900
07/15/27
10,934
National Rural Utilities Cooperative Finance Corp. , GMTN
18,000 4.850
02/07/29
18,454
NextEra Energy Capital Holdings, Inc.
5,000 4.900
02/28/28
5,094
11,000 2.750
11/01/29
10,458
10,000 5.050
03/15/30
10,351
19,000 2.250
06/01/30
17,490
(US 5 Year CMT T-Note +
2.547%)
35,000 3.800
03/15/82
(a)
34,136
NiSource, Inc.
14,000 5.200
07/01/29
14,462
NSTAR Electric Co.
24,000 4.850
03/01/30
24,618
Pacific Gas and Electric Co.
17,000 3.300
03/15/27
16,787
11,000 5.450
06/15/27
11,160
9,599 4.550
07/01/30
9,563
Piedmont Natural Gas Co., Inc.
24,000 3.500
06/01/29
23,494
Public Service Electric and Gas Co. , MTN
18,000 3.650
09/01/28
17,867
Sempra
35,000 3.250
06/15/27
34,493
(US 5 Year CMT T-Note +
2.868%)
5,000 4.125
04/01/52
(a)
4,880
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Southern California Edison Co.
$ 9,000 5.850%
11/01/27
$ 9,235
19,000 5.150
06/01/29
19,357
Southern California Gas Co.
29,000 2.950
04/15/27
28,577
Southern Co. (The)
12,000 5.500
03/15/29
12,462
Southern Co. (The) , Series A
10,000 3.700
04/30/30
9,775
Southwestern Electric Power Co. , Series M
18,000 4.100
09/15/28
17,976
Virginia Electric and Power Co. , Series A
21,000 2.875
07/15/29
20,135
648,595
Electrical – 0.1%
Hubbell, Inc.
12,000 3.500
02/15/28
11,896
Energy – 6.6%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
9,000 3.337
12/15/27
8,894
Boardwalk Pipelines LP
23,000 4.450
07/15/27
23,315
BP Capital Markets America, Inc.
107,000 5.017
11/17/27
109,203
36,000 4.699
04/10/29
36,760
Chevron Corp.
20,000 1.995
05/11/27
19,517
28,000 2.236
05/11/30
26,051
DCP Midstream Operating LP
8,000 5.625
07/15/27
8,174
Devon Energy Corp.
30,000 4.500
01/15/30
30,098
Energy Transfer LP
23,000 5.550
02/15/28
23,650
16,000 3.750
05/15/30
15,625
Enterprise Products Operating LLC
23,000 3.125
07/31/29
22,331
Enterprise Products Operating LLC , Series E
(TSFR3M + 3.295%)
8,000 5.250
08/16/77
(a)
7,991
EQT Corp.
11,000 7.000
02/01/30
11,968
Expand Energy Corp.
35,000 5.375
03/15/30
35,612
Exxon Mobil Corp.
20,000 2.610
10/15/30
18,753
Hercules Capital, Inc.
11,000 3.375
01/20/27
10,816
Kinder Morgan, Inc.
11,000 5.000
02/01/29
11,279
MPLX LP
8,000 2.650
08/15/30
7,415
National Fuel Gas Co.
35,000 3.950
09/15/27
34,835
Occidental Petroleum Corp.
11,000 6.375
09/01/28
11,550
8,000 5.200
08/01/29
8,205
8,000 3.500
08/15/29
7,730

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
ONEOK, Inc.
$ 8,000 3.400%
09/01/29
$ 7,726
8,000 4.400
10/15/29
8,016
8,000 3.100
03/15/30
7,596
Phillips 66 Co.
32,000 3.750
03/01/28
31,780
Sabine Pass Liquefaction LLC
19,000 5.000
03/15/27
19,164
Shell Finance  U.S., Inc.
17,000 2.375
11/07/29
16,044
Targa Resources Corp.
11,000 6.150
03/01/29
11,621
Tennessee Gas Pipeline Co. LLC
8,000 7.000
10/15/28
8,600
Western Midstream Operating LP
10,000 4.050
02/01/30
9,840
Williams Cos., Inc. (The)
19,000 4.800
11/15/29
19,371
629,530
Financial Company – 2.7%
Air Lease Corp.
21,000 3.625
04/01/27
20,814
11,000 3.625
12/01/27
10,846
Air Lease Corp. , GMTN
7,000 3.750
06/01/26
6,982
Ally Financial, Inc.
9,000 7.100
11/15/27
9,430
(SOFRINDX + 1.730%)
11,000 5.543
01/17/31
(a)
11,236
Apollo Debt Solutions BDC
16,000 5.875
08/30/30
(b)
16,234
Ares Capital Corp.
11,000 2.875
06/15/27
10,736
8,000 5.950
07/15/29
8,225
Bain Capital Specialty Finance, Inc.
11,000 2.550
10/13/26
10,813
Blackstone Private Credit Fund
11,000 4.000
01/15/29
10,699
35,000 5.950
07/16/29
35,894
Blackstone Secured Lending Fund
24,000 5.875
11/15/27
24,499
Blue Owl Capital Corp.
12,000 5.950
03/15/29
12,171
Blue Owl Credit Income Corp.
14,000 7.750
01/15/29
14,839
FS KKR Capital Corp.
10,000 3.250
07/15/27
9,639
GATX Corp.
29,000 3.850
03/30/27
28,856
Golub Capital BDC, Inc.
5,000 6.000
07/15/29
5,099
Morgan Stanley Direct Lending Fund
8,000 6.150
05/17/29
8,245
255,257
Food and Beverage – 1.8%
Campbell's Co. (The)
11,000 4.150
03/15/28
11,025
11,000 2.375
04/24/30
10,146
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – (continued)
Coca-Cola Co. (The)
$ 29,000 1.500%
03/05/28
$ 27,679
Conagra Brands, Inc.
9,000 4.850
11/01/28
9,116
Constellation Brands, Inc.
11,000 3.150
08/01/29
10,616
General Mills, Inc.
12,000 4.875
01/30/30
12,311
Ingredion, Inc.
19,000 2.900
06/01/30
17,895
Keurig Dr Pepper, Inc.
18,000 3.950
04/15/29
17,811
Kraft Heinz Foods Co.
9,000 4.625
01/30/29
9,147
PepsiCo, Inc.
16,000 4.600
02/07/30
16,400
11,000 2.750
03/19/30
10,455
12,000 1.625
05/01/30
10,881
Sysco Corp.
12,000 5.950
04/01/30
12,728
176,210
Hardware – 0.2%
Micron Technology, Inc.
16,000 4.663
02/15/30
16,208
Healthcare – 2.9%
Cigna Group (The)
16,000 2.400
03/15/30
14,882
32,000 4.500
09/15/30
32,242
CVS Health Corp.
29,000 4.300
03/25/28
29,119
19,000 3.750
04/01/30
18,540
8,000 1.750
08/21/30
7,118
HCA, Inc.
10,000 4.500
02/15/27
10,013
23,000 5.875
02/01/29
23,978
10,000 3.500
09/01/30
9,651
Humana, Inc.
28,000 1.350
02/03/27
27,135
McKesson Corp.
35,000 3.950
02/16/28
34,979
UnitedHealth Group, Inc.
23,000 5.250
02/15/28
23,641
32,000 4.250
01/15/29
32,237
Universal Health Services, Inc.
19,000 4.625
10/15/29
19,007
282,542
Insurance – 1.5%
Arthur J Gallagher & Co.
16,000 4.850
12/15/29
16,339
Berkshire Hathaway Finance Corp.
9,000 2.300
03/15/27
8,849
Brighthouse Financial, Inc.
19,000 3.700
06/22/27
18,643
Corebridge Financial, Inc.
9,000 3.650
04/05/27
8,939
Enstar Group Ltd.
16,000 4.950
06/01/29
16,202

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
Lincoln National Corp.
$ 18,000 3.800%
03/01/28
$ 17,883
Marsh & McLennan Cos., Inc.
20,000 4.650
03/15/30
20,400
Progressive Corp. (The)
19,000 3.200
03/26/30
18,345
Prudential Financial, Inc.
(3M USD LIBOR + 2.665%)
11,000 5.700
09/15/48
(a)
11,152
Radian Group, Inc.
11,000 4.875
03/15/27
11,084
147,836
Lodging – 0.3%
Las Vegas Sands Corp.
8,000 3.900
08/08/29
7,782
8,000 6.000
08/15/29
8,387
8,000 6.000
06/14/30
8,402
24,571
Media Non Cable – 0.0%
Netflix, Inc.
5,000 6.375
05/15/29
5,376
Mining – 0.1%
Freeport-McMoRan, Inc.
5,000 4.125
03/01/28
4,994
9,000 4.250
03/01/30
8,970
13,964
Publishing – 0.1%
S&P Global, Inc.
11,000 2.700
03/01/29
10,571
REITs and Real Estate – 4.5%
American Homes 4 Rent LP
21,000 4.900
02/15/29
21,406
AvalonBay Communities, Inc. , MTN
11,000 3.200
01/15/28
10,828
Boston Properties LP
11,000 4.500
12/01/28
11,050
5,000 3.400
06/21/29
4,826
Brixmor Operating Partnership LP
11,000 3.900
03/15/27
10,969
CBRE Services, Inc.
8,000 4.800
06/15/30
8,142
Digital Realty Trust LP
11,000 3.700
08/15/27
10,934
18,000 3.600
07/01/29
17,651
DOC DR LLC
27,000 3.950
01/15/28
26,836
EPR Properties
4,000 4.500
06/01/27
4,004
8,000 3.750
08/15/29
7,737
Equinix, Inc.
13,000 1.800
07/15/27
12,552
ERP Operating LP
20,000 3.250
08/01/27
19,764
16,000 3.000
07/01/29
15,409
14,000 2.500
02/15/30
13,142
Essex Portfolio LP
8,000 3.000
01/15/30
7,588
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Extra Space Storage LP
$ 32,000 5.700%
04/01/28
$ 33,032
Healthpeak OP LLC
16,000 3.000
01/15/30
15,203
Highwoods Realty LP
8,000 3.050
02/15/30
7,460
Kimco Realty OP LLC
21,000 3.800
04/01/27
20,969
Omega Healthcare Investors, Inc.
40,000 4.500
04/01/27
40,037
Prologis LP
12,000 2.250
04/15/30
11,129
Public Storage Operating Co.
5,000 3.385
05/01/29
4,903
Realty Income Corp.
23,000 3.250
06/15/29
22,350
Simon Property Group LP
23,000 3.375
06/15/27
22,838
11,000 2.450
09/13/29
10,401
Ventas Realty LP
11,000 4.400
01/15/29
11,056
Welltower OP LLC
18,000 4.125
03/15/29
18,039
WP Carey, Inc.
8,000 3.850
07/15/29
7,896
428,151
Revenue – 0.0%
SSM Health Care Corp.
5,000 4.894
06/01/28
5,089
Software – 0.6%
Oracle Corp.
29,000 3.250
11/15/27
28,431
32,000 4.650
05/06/30
31,932
60,363
Technology – 7.4%
Accenture Capital, Inc.
48,000 4.050
10/04/29
48,127
Adobe, Inc.
16,000 2.300
02/01/30
14,972
Alphabet, Inc.
8,000 1.100
08/15/30
7,077
19,000 4.100
11/15/30
19,165
Apple, Inc.
29,000 4.000
05/10/28
29,246
94,000 1.650
05/11/30
85,640
Arrow Electronics, Inc.
35,000 3.875
01/12/28
34,725
Broadcom, Inc.
18,000 4.750
04/15/29
18,365
14,000 5.050
07/12/29
14,483
11,000 4.350
02/15/30
11,087
19,000 4.200
10/15/30
19,060
Cadence Design Systems, Inc.
66,000 4.200
09/10/27
66,282
CDW LLC / CDW Finance Corp.
11,000 5.100
03/01/30
11,242
Cisco Systems, Inc.
20,000 4.800
02/26/27
20,248

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Dell International LLC / EMC Corp.
$ 20,000 5.250%
02/01/28
$ 20,458
14,000 5.300
10/01/29
14,484
Fiserv, Inc.
11,000 3.500
07/01/29
10,636
Flex Ltd.
8,000 4.875
06/15/29
8,109
Hewlett Packard Enterprise Co.
14,000 4.550
10/15/29
14,115
HP, Inc.
12,000 5.400
04/25/30
12,494
Intel Corp.
23,000 4.875
02/10/28
23,373
11,000 5.125
02/10/30
11,323
International Business Machines Corp.
28,000 6.220
08/01/27
29,029
Intuit, Inc.
10,000 1.350
07/15/27
9,619
Keysight Technologies, Inc.
12,000 4.600
04/06/27
12,046
16,000 3.000
10/30/29
15,305
Marvell Technology, Inc.
24,000 2.450
04/15/28
23,044
Meta Platforms, Inc.
12,000 4.300
08/15/29
12,159
19,000 4.200
11/15/30
19,130
Microsoft Corp.
35,000 3.300
02/06/27
34,888
TD SYNNEX Corp.
5,000 2.375
08/09/28
4,765
Texas Instruments, Inc.
35,000 2.900
11/03/27
34,533
709,229
Transportation – 1.1%
CSX Corp.
11,000 3.250
06/01/27
10,891
Ryder System, Inc. , MTN
4,000 1.750
09/01/26
3,932
4,000 2.900
12/01/26
3,957
11,000 5.650
03/01/28
11,365
Southwest Airlines Co.
16,000 2.625
02/10/30
14,853
Union Pacific Railroad Co. Pass-Through Trust , Series 14-1
4,351 3.227
05/14/26
4,326
United Parcel Service of America, Inc.
35,000 7.620
04/01/30
39,787
United Parcel Service, Inc.
12,000 4.450
04/01/30
12,233
101,344
Water – 0.1%
American Water Capital Corp.
11,000 3.750
09/01/28
10,950
Wireless – 2.8%
American Tower Corp.
23,000 5.500
03/15/28
23,685
8,000 2.100
06/15/30
7,275
AT&T, Inc.
5,000 1.650
02/01/28
4,756
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – (continued)
AT&T, Inc. – (continued)
$ 11,000 4.350%
03/01/29
$ 11,059
44,000 4.700
08/15/30
44,817
Crown Castle, Inc.
35,000 2.900
03/15/27
34,378
Crown Castle, Inc.
20,000 5.000
01/11/28
20,270
T-Mobile USA, Inc.
10,000 3.750
04/15/27
9,969
42,000 2.050
02/15/28
40,251
8,000 4.850
01/15/29
8,166
20,000 3.875
04/15/30
19,711
Verizon Communications, Inc.
14,000 2.100
03/22/28
13,422
29,000 4.329
09/21/28
29,211
266,970
TOTAL CORPORATE OBLIGATIONS
(Cost $8,284,351)
8,415,885
a
Foreign Corporate Debt – 10.2%
Banks – 5.6%
Bank of Montreal ( Canada )
16,000 5.370
06/04/27
16,344
18,000 5.203
02/01/28
18,468
14,000 5.717
09/25/28
14,619
Bank of Nova Scotia (The) ( Canada )
16,000 1.950
02/02/27
15,657
29,000 2.951
03/11/27
28,678
(SOFR + 1.070%)
13,000 5.130
02/14/31
(a)
13,420
Bank of Nova Scotia (The) , GMTN ( Canada )
74,000 5.450
08/01/29
77,358
Canadian Imperial Bank of Commerce ( Canada )
23,000 5.001
04/28/28
23,536
(SOFR + 1.335%)
32,000 4.631
09/11/30
(a)
32,481
Mitsubishi UFJ Financial Group, Inc. ( Japan )
11,000 3.287
07/25/27
10,913
36,000 3.741
03/07/29
35,676
Royal Bank of Canada ( Canada )
19,000 3.625
05/04/27
18,953
(SOFR + 1.060%)
16,000 4.696
08/06/31
(a)
16,255
Royal Bank of Canada , GMTN ( Canada )
11,000 4.240
08/03/27
11,073
(SOFRINDX + 1.080%)
24,000 4.650
10/18/30
(a)
24,367
(SOFRINDX + 1.130%)
13,000 4.970
05/02/31
(a)
13,350
Sumitomo Mitsui Financial Group, Inc. ( Japan )
11,000 3.446
01/11/27
10,948
18,000 3.352
10/18/27
17,806
29,000 3.544
01/17/28
28,760
11,000 3.944
07/19/28
11,013
Toronto-Dominion Bank (The) ( Canada )
24,000 4.783
12/17/29
24,603
Toronto-Dominion Bank (The) , GMTN ( Canada )
23,000 4.994
04/05/29
23,624

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Toronto-Dominion Bank (The) , MTN ( Canada )
$ 4,000 4.808%
06/03/30
$ 4,097
Westpac Banking Corp. ( Australia )
18,000 5.050
04/16/29
18,665
9,000 4.354
07/01/30
9,133
Westpac Banking Corp. , GMTN ( Australia )
(USISOA05 + 2.236%)
18,000 4.322
11/23/31
(a)
17,981
537,778
Communications – 0.3%
RELX Capital, Inc. ( United Kingdom )
24,000 4.750
03/27/30
24,503
Consumer Cyclical – 0.2%
Honda Motor Co. Ltd. ( Japan )
19,000 4.688
07/08/30
19,271
Consumer Noncyclical – 0.6%
Astrazeneca Finance LLC ( United Kingdom )
32,000 4.850
02/26/29
32,892
AstraZeneca PLC ( United Kingdom )
8,000 1.375
08/06/30
7,115
BAT International Finance PLC ( United Kingdom )
20,000 5.931
02/02/29
21,030
61,037
Energy – 0.6%
Enbridge, Inc. ( Canada )
11,000 3.125
11/15/29
10,566
(TSFR3M + 3.903%)
10,000 6.250
03/01/78
(a)
10,175
TotalEnergies Capital International SA ( France )
16,000 2.829
01/10/30
15,291
TransCanada PipeLines Ltd. ( Canada )
16,000 4.100
04/15/30
15,860
Transcanada Trust ( Canada )
(3M USD LIBOR + 3.208%)
5,000 5.300
03/15/77
(a)
4,993
56,885
Financial Company – 0.7%
Brookfield Finance, Inc. ( Canada )
29,000 3.900
01/25/28
28,901
8,000 4.850
03/29/29
8,208
8,000 4.350
04/15/30
8,038
ORIX Corp. ( Japan )
18,000 5.000
09/13/27
18,293
63,440
Food and Beverage – 0.1%
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
11,000 3.500
06/01/30
10,768
Forest Products & Paper – 0.1%
Suzano Austria GmbH ( Brazil )
11,000 2.500
09/15/28
10,404
Insurance – 0.3%
Fairfax Financial Holdings Ltd. ( Canada )
19,000 4.625
04/29/30
19,137
Manulife Financial Corp. ( Canada )
14,000 2.484
05/19/27
13,717
32,854
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Metals – 0.5%
ArcelorMittal SA ( Luxembourg )
$ 32,000 6.550%
11/29/27
$ 33,300
11,000 4.250
07/16/29
11,050
44,350
Metals and Mining – 0.3%
BHP Billiton Finance USA Ltd. ( Australia )
11,000 5.000
02/21/30
11,387
Rio Tinto Finance USA PLC ( Australia )
12,000 4.875
03/14/30
12,369
23,756
Technology – 0.2%
NXP BV / NXP Funding LLC / NXP USA, Inc. ( Netherlands )
23,000 3.875
06/18/26
22,957
Transportation – 0.5%
Canadian Pacific Railway Co. ( Canada )
48,000 4.000
06/01/28
48,104
Wireless – 0.1%
Rogers Communications, Inc. ( Canada )
9,000 5.000
02/15/29
9,189
Wirelines – 0.1%
Deutsche Telekom International Finance BV ( Germany )
8,000 8.750
06/15/30
9,427
TOTAL FOREIGN CORPORATE DEBT
(Cost $959,510)
974,723
Shares
Dividend
Rate Value
aa a
Investment Company – 0.4%
(c)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
34,085 3.928% 34,085
(Cost $34,085)
TOTAL INVESTMENTS – 98.5%
(Cost $9,277,946)
$ 9,424,693
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.5%
147,575
NET ASSETS – 100.0%
$ 9,572,268
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on
November 30, 2025.
(b)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
GMTN — Global Medium Term Note

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Investment Abbreviations: (continued)
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
USISOA — USD SOFR ICE Swap Rate

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 82.6%
Aerospace & Defense – 2.4%
Boeing Co. (The)
$ 167,000 6.259%
05/01/27
$ 171,878
2,560,000 2.950
02/01/30
2,428,999
100,000 6.125
02/15/33
108,477
1,560,000 3.600
05/01/34
1,426,883
100,000 3.300
03/01/35
86,782
300,000 5.930
05/01/60
300,088
437,000 7.008
05/01/64
502,897
General Dynamics Corp.
440,000 3.500
04/01/27
438,655
230,000 3.750
05/15/28
230,288
250,000 4.250
04/01/40
232,599
384,000 4.250
04/01/50
331,842
L3Harris Technologies, Inc.
560,000 4.400
06/15/28
564,939
130,000 6.150
12/15/40
142,830
Leidos, Inc.
300,000 4.375
05/15/30
300,969
505,000 2.300
02/15/31
455,197
300,000 5.750
03/15/33
318,172
Lockheed Martin Corp.
91,000 5.100
11/15/27
93,077
450,000 5.250
01/15/33
475,593
815,000 4.750
02/15/34
828,956
193,000 4.070
12/15/42
167,197
232,000 3.800
03/01/45
189,247
100,000 4.700
05/15/46
91,753
546,000 2.800
06/15/50
352,843
168,000 4.090
09/15/52
136,124
220,000 4.150
06/15/53
179,280
200,000 5.700
11/15/54
206,583
148,000 5.900
11/15/63
156,506
Northrop Grumman Corp.
1,075,000 4.030
10/15/47
881,913
300,000 5.250
05/01/50
290,194
400,000 5.200
06/01/54
383,374
RTX Corp.
715,000 3.125
05/04/27
706,119
1,079,000 6.000
03/15/31
1,169,068
760,000 6.100
03/15/34
840,377
520,000 4.500
06/01/42
474,227
856,000 4.150
05/15/45
726,597
400,000 3.750
11/01/46
316,549
3,000 4.625
11/16/48
2,678
490,000 2.820
09/01/51
314,756
17,024,506
Agriculture – 0.2%
Bunge Ltd. Finance Corp.
125,000 5.250
04/21/32
129,064
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl
100,000 3.000
05/15/32
90,202
146,000 5.750
04/01/33
153,108
452,000 6.750
03/15/34
502,707
346,000 4.375
02/02/52
274,088
317,000 6.500
12/01/52
332,197
1,481,366
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – 13.8%
American Express Co.
$ 190,000 1.650%
11/04/26
$ 186,207
300,000 3.300
05/03/27
297,971
182,000 5.850
11/05/27
188,582
546,000 4.050
05/03/29
549,397
180,000 4.050
12/03/42
155,787
(SOFR + 0.930%)
659,000 5.043
07/26/28
(a)
670,093
(SOFRINDX + 1.280%)
550,000 5.282
07/27/29
(a)
568,429
(SOFR + 1.940%)
250,000 6.489
10/30/31
(a)
274,315
(SOFR + 2.255%)
652,000 4.989
05/26/33
(a)
665,366
Bank of America Corp.
(TSFR3M + 1.774%)
355,000 3.705
04/24/28
(a)
353,488
(SOFR + 1.990%)
432,000 6.204
11/10/28
(a)
447,699
(TSFR3M + 1.302%)
788,000 3.419
12/20/28
(a)
778,640
(SOFR + 1.570%)
290,000 5.819
09/15/29
(a)
302,829
(SOFR + 2.150%)
519,000 2.592
04/29/31
(a)
485,937
(SOFR + 1.320%)
962,000 2.687
04/22/32
(a)
885,003
(SOFR + 1.220%)
404,000 2.299
07/21/32
(a)
362,000
(SOFR + 1.210%)
322,000 2.572
10/20/32
(a)
291,930
(SOFR + 1.910%)
950,000 5.288
04/25/34
(a)
987,567
(SOFR + 1.840%)
1,446,000 5.872
09/15/34
(a)
1,555,629
156,000 6.110
01/29/37
169,716
370,000 7.750
05/14/38
454,605
(TSFR3M + 2.076%)
418,000 4.244
04/24/38
(a)
394,479
(SOFR + 1.580%)
761,000 3.311
04/22/42
(a)
607,513
(TSFR3M + 1.452%)
190,000 3.946
01/23/49
(a)
154,797
Bank of America Corp. , GMTN
(TSFR3M + 1.632%)
643,000 3.593
07/21/28
(a)
637,889
Bank of America Corp. , MTN
90,000 4.250
10/22/26
90,240
157,000 3.248
10/21/27
155,267
96,000 5.875
02/07/42
103,618
53,000 5.000
01/21/44
52,142
(TSFR3M + 1.837%)
478,000 3.824
01/20/28
(a)
476,474
(SOFR + 1.050%)
292,000 2.551
02/04/28
(a)
287,025
(SOFR + 2.040%)
472,000 4.948
07/22/28
(a)
479,144
(TSFR3M + 1.332%)
150,000 3.970
03/05/29
(a)
149,811

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 1.060%)
$ 306,000 2.087%
06/14/29
(a)
$ 291,850
(TSFR3M + 1.572%)
857,000 4.271
07/23/29
(a)
862,132
(TSFR3M + 1.472%)
644,000 3.974
02/07/30
(a)
641,467
(TSFR3M + 1.442%)
420,000 3.194
07/23/30
(a)
406,348
(TSFR3M + 1.452%)
281,000 2.884
10/22/30
(a)
268,053
(TSFR3M + 1.252%)
465,000 2.496
02/13/31
(a)
434,411
(SOFR + 1.530%)
705,000 1.898
07/23/31
(a)
636,453
(SOFR + 1.370%)
536,000 1.922
10/24/31
(a)
481,133
(SOFR + 1.330%)
554,000 2.972
02/04/33
(a)
508,994
(TSFR3M + 1.582%)
118,000 4.078
04/23/40
(a)
106,951
(SOFR + 1.930%)
576,000 2.676
06/19/41
(a)
435,388
(TSFR3M + 2.252%)
126,000 4.443
01/20/48
(a)
112,289
Bank of America Corp. , Series L
385,000 4.183
11/25/27
385,364
Bank of America Corp. , Series N
(SOFR + 1.220%)
404,000 2.651
03/11/32
(a)
372,289
Bank of America NA
500,000 6.000
10/15/36
548,057
Bank of New York Mellon Corp. (The) , MTN
700,000 2.050
01/26/27
686,985
136,000 3.250
05/16/27
134,906
579,000 3.400
01/29/28
574,336
339,000 3.850
04/28/28
339,907
144,000 3.300
08/23/29
140,031
(TSFR3M + 1.331%)
621,000 3.442
02/07/28
(a)
617,295
(SOFR + 1.845%)
642,000 6.474
10/25/34
(a)
718,780
Capital One Financial Corp.
339,000 3.750
03/09/27
337,379
187,000 3.650
05/11/27
186,211
368,000 3.800
01/31/28
366,236
328,000 6.700
11/29/32
363,784
(SOFR + 2.057%)
211,000 4.927
05/10/28
(a)
213,556
(SOFR + 2.080%)
200,000 5.468
02/01/29
(a)
205,351
(SOFR + 2.640%)
204,000 6.312
06/08/29
(a)
214,390
(SOFR + 2.370%)
373,000 5.268
05/10/33
(a)
382,599
(SOFR + 2.600%)
912,000 5.817
02/01/34
(a)
958,515
(SOFR + 2.860%)
359,000 6.377
06/08/34
(a)
390,766
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Capital One NA
$ 650,000 4.650%
09/13/28
$ 659,652
Charles Schwab Corp. (The)
515,000 5.875
08/24/26
521,431
570,000 2.000
03/20/28
547,899
(SOFR + 2.210%)
240,000 5.643
05/19/29
(a)
249,460
(SOFR + 2.500%)
290,000 5.853
05/19/34
(a)
312,028
Citibank NA
250,000 5.803
09/29/28
262,346
1,494,000 5.570
04/30/34
1,590,057
Citigroup, Inc.
(SOFR + 0.770%)
66,000 1.462
06/09/27
(a)
65,044
510,000 4.125
07/25/28
510,608
110,000 8.125
07/15/39
142,103
1,034,000 5.300
05/06/44
1,005,109
309,000 4.650
07/30/45
282,011
100,000 4.750
05/18/46
89,173
(TSFR3M + 1.454%)
880,000 4.075
04/23/29
(a)
878,340
(SOFR + 1.364%)
452,000 5.174
02/13/30
(a)
465,694
(TSFR3M + 1.600%)
740,000 3.980
03/20/30
(a)
733,194
(SOFR + 1.422%)
100,000 2.976
11/05/30
(a)
95,401
(SOFR + 2.107%)
200,000 2.572
06/03/31
(a)
185,925
(SOFR + 1.167%)
850,000 2.561
05/01/32
(a)
775,538
(SOFR + 1.177%)
66,000 2.520
11/03/32
(a)
59,229
(SOFR + 1.939%)
966,000 3.785
03/17/33
(a)
927,392
(SOFR + 2.086%)
700,000 4.910
05/24/33
(a)
711,963
(SOFR + 2.338%)
500,000 6.270
11/17/33
(a)
547,156
(SOFR + 2.056%)
500,000 5.827
02/13/35
(a)
522,293
(SOFR + 1.447%)
544,000 5.449
06/11/35
(a)
569,017
(TSFR3M + 1.430%)
66,000 3.878
01/24/39
(a)
58,752
(SOFR + 4.548%)
378,000 5.316
03/26/41
(a)
384,171
(SOFR + 1.379%)
263,000 2.904
11/03/42
(a)
195,695
(SOFR + 1.746%)
300,000 5.612
03/04/56
(a)
307,020
Citizens Bank NA
(SOFR + 2.000%)
1,092,000 4.575
08/09/28
(a)
1,100,805
Citizens Financial Group, Inc.
92,000 3.250
04/30/30
87,749

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(US 5 Year CMT T-Note +
2.750%)
$ 183,000 5.641%
05/21/37
(a)
$ 186,237
Comerica Bank
(SOFR + 2.610%)
300,000 5.332
08/25/33
(a)
303,396
Fifth Third Bancorp
220,000 2.550
05/05/27
215,615
190,000 8.250
03/01/38
235,047
(SOFRINDX + 2.192%)
273,000 6.361
10/27/28
(a)
284,553
(SOFRINDX + 2.127%)
603,000 4.772
07/28/30
(a)
611,526
First Citizens BancShares, Inc.
(US 5 Year CMT T-Note +
1.970%)
170,000 6.254
03/12/40
(a)
173,597
Huntington Bancshares, Inc.
(SOFR + 2.020%)
490,000 6.208
08/21/29
(a)
514,149
100,000 2.550
02/04/30
93,184
JPMorgan Chase & Co.
(SOFR + 0.930%)
3,329,000 5.571
04/22/28
(a)
3,393,476
(SOFR + 1.560%)
140,000 4.323
04/26/28
(a)
140,836
(SOFR + 1.125%)
656,000 4.995
07/22/30
(a)
675,233
360,000 8.750
09/01/30
423,895
160,000 4.950
06/01/45
153,730
(TSFR3M + 1.510%)
1,460,000 2.739
10/15/30
(a)
1,388,979
(SOFR + 1.010%)
2,000,000 5.140
01/24/31
(a)
2,077,517
(TSFR3M + 3.790%)
220,000 4.493
03/24/31
(a)
223,025
(SOFR + 1.810%)
331,000 6.254
10/23/34
(a)
366,182
(SOFR + 1.620%)
600,000 5.336
01/23/35
(a)
626,670
(SOFR + 1.490%)
170,000 5.766
04/22/35
(a)
182,762
(SOFR + 1.460%)
1,500,000 5.294
07/22/35
(a)
1,561,076
(SOFR + 1.680%)
1,000,000 5.572
04/22/36
(a)
1,064,546
(SOFR + 1.550%)
100,000 5.534
11/29/45
(a)
103,318
(TSFR3M + 1.482%)
285,000 3.897
01/23/49
(a)
231,735
KeyBank NA
390,000 4.900
08/08/32
388,010
KeyCorp
(SOFRINDX + 2.420%)
493,000 6.401
03/06/35
(a)
539,109
KeyCorp , MTN
91,000 4.100
04/30/28
91,112
365,000 2.550
10/01/29
344,387
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
M&T Bank Corp.
(SOFR + 2.800%)
$ 650,000 7.413%
10/30/29
(a)
$ 705,462
Manufacturers & Traders Trust Co.
1,610,000 4.700
01/27/28
1,633,106
Morgan Stanley
250,000 3.950
04/23/27
249,782
546,000 3.591
07/22/28
(a)
540,587
645,000 3.971
07/22/38
(a)
588,020
314,000 6.375
07/24/42
356,088
285,000 4.300
01/27/45
250,077
(SOFR + 1.610%)
400,000 4.210
04/20/28
(a)
400,734
(SOFR + 1.830%)
230,000 6.407
11/01/29
(a)
244,547
(SOFR + 1.290%)
620,000 2.943
01/21/33
(a)
568,273
(SOFR + 1.730%)
984,000 5.466
01/18/35
(a)
1,028,950
(SOFR + 1.757%)
650,000 5.664
04/17/36
(a)
689,116
(SOFR + 2.620%)
300,000 5.297
04/20/37
(a)
307,764
(TSFR3M + 1.693%)
550,000 4.457
04/22/39
(a)
520,724
(SOFR + 1.485%)
111,000 3.217
04/22/42
(a)
87,643
Morgan Stanley , GMTN
131,000 4.350
09/08/26
131,191
(TSFR3M + 1.402%)
410,000 3.772
01/24/29
(a)
407,145
(SOFR + 1.143%)
586,000 2.699
01/22/31
(a)
551,229
(SOFR + 4.840%)
50,000 5.597
03/24/51
(a)
51,102
Morgan Stanley , MTN
(SOFR + 1.590%)
568,000 5.164
04/20/29
(a)
582,187
(SOFR + 3.120%)
259,000 3.622
04/01/31
(a)
251,829
(SOFR + 1.034%)
748,000 1.794
02/13/32
(a)
658,080
(SOFR + 1.020%)
350,000 1.928
04/28/32
(a)
308,518
(SOFR + 1.870%)
200,000 5.250
04/21/34
(a)
207,942
(SOFR + 1.880%)
1,050,000 5.424
07/21/34
(a)
1,102,599
350,000 4.375
01/22/47
308,229
(SOFR + 1.430%)
962,000 2.802
01/25/52
(a)
622,949
Morgan Stanley Bank NA
250,000 5.882
10/30/26
254,605
Northern Trust Corp.
188,000 3.650
08/03/28
187,305
674,000 1.950
05/01/30
617,938
PNC Bank NA
1,286,000 4.050
07/26/28
1,286,898
500,000 2.700
10/22/29
473,761

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
PNC Financial Services Group, Inc. (The)
$ 615,000 3.450%
04/23/29
$ 605,784
(SOFR + 1.841%)
788,000 5.582
06/12/29
(a)
817,451
(SOFR + 1.198%)
850,000 5.492
05/14/30
(a)
887,367
(SOFRINDX + 2.140%)
250,000 6.037
10/28/33
(a)
270,727
(SOFR + 2.284%)
500,000 6.875
10/20/34
(a)
568,664
Santander Holdings USA, Inc.
564,000 3.244
10/05/26
560,540
(SOFR + 1.249%)
339,000 2.490
01/06/28
(a)
332,529
(SOFR + 2.356%)
178,000 6.499
03/09/29
(a)
185,642
(SOFR + 3.280%)
330,000 7.660
11/09/31
(a)
370,319
State Street Corp.
(SOFR + 1.018%)
300,000 4.530
02/20/29
(a)
303,846
546,000 2.400
01/24/30
516,352
98,000 2.200
03/03/31
88,222
Synchrony Financial
511,000 3.950
12/01/27
506,910
(SOFRINDX + 2.130%)
220,000 5.935
08/02/30
(a)
228,394
Synovus Financial Corp.
(SOFR + 2.347%)
170,000 6.168
11/01/30
(a)
176,629
Truist Bank
350,000 3.800
10/30/26
348,775
Truist Financial Corp. , MTN
(SOFR + 1.368%)
165,000 4.123
06/06/28
(a)
165,359
(SOFR + 1.435%)
564,000 4.873
01/26/29
(a)
573,007
(SOFR + 0.862%)
202,000 1.887
06/07/29
(a)
191,389
(SOFR + 1.620%)
543,000 5.435
01/24/30
(a)
564,356
(SOFR + 2.240%)
745,000 4.916
07/28/33
(a)
748,209
(SOFR + 1.922%)
186,000 5.711
01/24/35
(a)
196,349
U.S. Bancorp
(SOFR + 2.090%)
896,000 5.850
10/21/33
(a)
961,396
U.S. Bancorp , MTN
(SOFR + 0.730%)
154,000 2.215
01/27/28
(a)
150,831
431,000 3.900
04/26/28
431,579
754,000 3.000
07/30/29
727,137
244,000 1.375
07/22/30
216,142
(SOFR + 1.660%)
357,000 4.548
07/22/28
(a)
360,015
(SOFR + 1.020%)
622,000 2.677
01/27/33
(a)
561,558
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
U.S. Bancorp , Series V
$ 92,000 2.375%
07/22/26
$ 91,158
U.S. Bancorp , Series X
227,000 3.150
04/27/27
224,806
Wachovia Corp.
250,000 5.500
08/01/35
260,417
Webster Financial Corp.
300,000 4.100
03/25/29
296,562
Wells Fargo & Co.
64,000 3.000
10/23/26
63,459
150,000 5.606
01/15/44
150,675
465,000 3.900
05/01/45
383,283
(SOFR + 2.060%)
1,014,000 6.491
10/23/34
(a)
1,131,911
(SOFR + 2.530%)
1,103,000 3.068
04/30/41
(a)
873,969
Wells Fargo & Co. , GMTN
192,000 4.300
07/22/27
192,730
Wells Fargo & Co. , MTN
(SOFR + 1.510%)
50,000 3.526
03/24/28
(a)
49,666
(SOFR + 1.070%)
320,000 5.707
04/22/28
(a)
327,057
(TSFR3M + 1.572%)
168,000 3.584
05/22/28
(a)
166,730
(SOFR + 2.100%)
645,000 2.393
06/02/28
(a)
630,373
732,000 4.897
07/25/33
(a)
747,419
(SOFR + 1.980%)
455,000 4.808
07/25/28
(a)
459,754
(SOFR + 1.740%)
605,000 5.574
07/25/29
(a)
626,722
(TSFR3M + 1.432%)
776,000 2.879
10/30/30
(a)
739,290
(TSFR3M + 1.262%)
420,000 2.572
02/11/31
(a)
393,137
(TSFR3M + 4.032%)
200,000 4.478
04/04/31
(a)
202,352
(SOFR + 1.500%)
346,000 3.350
03/02/33
(a)
324,747
(SOFR + 1.990%)
808,000 5.557
07/25/34
(a)
853,174
(TSFR3M + 4.502%)
760,000 5.013
04/04/51
(a)
709,419
(SOFR + 2.130%)
554,000 4.611
04/25/53
(a)
486,611
Wells Fargo Bank NA
690,000 6.600
01/15/38
783,557
Zions Bancorp NA
(SOFR + 2.830%)
440,000 6.816
11/19/35
(a)
467,894
99,403,682
Basic Industry – 0.9%
Air Products and Chemicals, Inc.
126,000 2.700
05/15/40
95,826
Albemarle Corp.
150,000 5.050
06/01/32
150,614
CF Industries, Inc.
200,000 5.150
03/15/34
202,356

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Basic Industry – (continued)
Dow Chemical Co. (The)
$ 244,000 7.375%
11/01/29
$ 270,624
100,000 2.100
11/15/30
88,617
200,000 4.375
11/15/42
161,425
390,000 5.550
11/30/48
350,848
200,000 3.600
11/15/50
133,517
DuPont de Nemours, Inc.
370,000 5.319
11/15/38
378,455
32,000 5.419
11/15/48
30,476
International Paper Co.
120,000 7.300
11/15/39
141,376
LYB International Finance III LLC
700,000 5.500
03/01/34
697,429
240,000 4.200
10/15/49
173,601
263,000 4.200
05/01/50
190,058
90,000 3.625
04/01/51
59,282
Mosaic Co. (The)
230,000 5.375
11/15/28
237,500
Packaging Corp. of America
100,000 3.050
10/01/51
65,903
PPG Industries, Inc.
221,000 2.800
08/15/29
211,616
Sherwin-Williams Co. (The)
1,321,000 3.450
06/01/27
1,309,748
1,000,000 2.950
08/15/29
959,986
300,000 4.500
06/01/47
260,971
Weyerhaeuser Co.
92,000 4.000
11/15/29
91,210
100,000 4.000
04/15/30
98,812
6,360,250
Broadcasting – 0.1%
Fox Corp.
826,000 6.500
10/13/33
915,294
Brokerage – 0.7%
Blackrock, Inc.
516,000 3.250
04/30/29
506,383
159,000 2.400
04/30/30
148,803
200,000 1.900
01/28/31
179,786
141,000 2.100
02/25/32
124,369
738,000 4.750
05/25/33
756,879
Intercontinental Exchange, Inc.
400,000 1.850
09/15/32
342,071
1,495,000 5.200
06/15/62
1,413,480
Jefferies Financial Group, Inc.
200,000 5.875
07/21/28
207,361
311,000 4.150
01/23/30
305,073
229,000 2.625
10/15/31
201,977
524,000 6.200
04/14/34
554,310
Nasdaq, Inc.
340,000 5.550
02/15/34
357,473
200,000 3.250
04/28/50
139,701
5,237,666
Building Materials – 0.1%
Allegion  U.S. Holding Co., Inc.
160,000 5.411
07/01/32
167,076
Martin Marietta Materials, Inc.
340,000 4.250
12/15/47
285,895
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Building Materials – (continued)
Owens Corning
$ 250,000 5.950%
06/15/54
$ 256,277
709,248
Capital Goods – 3.3%
3M Co.
465,000 3.250
08/26/49
327,625
3M Co. , MTN
200,000 4.000
09/14/48
163,125
Amphenol Corp.
1,250,000 2.200
09/15/31
1,120,164
Berry Global, Inc.
134,000 5.800
06/15/31
141,752
Carrier Global Corp.
1,220,000 2.722
02/15/30
1,151,154
Caterpillar Financial Services Corp.
700,000 4.500
01/08/27
705,147
Caterpillar, Inc.
40,000 2.600
04/09/30
37,905
100,000 6.050
08/15/36
112,233
170,000 5.200
05/27/41
173,297
388,000 3.803
08/15/42
329,320
246,000 3.250
09/19/49
179,306
Corning, Inc.
328,000 5.450
11/15/79
303,767
Cummins, Inc.
990,000 4.900
02/20/29
1,019,966
227,000 1.500
09/01/30
202,985
279,000 5.150
02/20/34
290,771
Deere & Co.
504,000 3.900
06/09/42
438,720
190,000 3.750
04/15/50
151,609
Eaton Corp.
511,000 4.150
03/15/33
502,905
General Electric Co. , MTN
85,000 6.750
03/15/32
97,089
590,000 5.875
01/14/38
649,640
Honeywell International, Inc.
583,000 2.500
11/01/26
575,832
80,000 2.700
08/15/29
76,463
450,000 4.700
02/01/30
460,761
640,000 1.750
09/01/31
561,630
300,000 5.000
02/15/33
310,655
200,000 4.500
01/15/34
199,437
200,000 5.250
03/01/54
192,876
Illinois Tool Works, Inc.
121,000 2.650
11/15/26
119,613
792,000 3.900
09/01/42
674,915
Jabil, Inc.
210,000 3.000
01/15/31
195,411
John Deere Capital Corp. , MTN
1,400,000 4.750
01/20/28
1,428,881
140,000 2.450
01/09/30
132,336
100,000 4.700
06/10/30
102,837
500,000 4.900
03/07/31
516,872
225,000 3.900
06/07/32
221,386
John Deere Capital Corp. , Series I
540,000 5.150
09/08/33
568,037
Otis Worldwide Corp.
442,000 2.565
02/15/30
414,538

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
Parker-Hannifin Corp.
$ 250,000 4.250%
09/15/27
$ 251,252
660,000 3.250
06/14/29
643,747
200,000 4.500
09/15/29
203,620
Quanta Services, Inc.
280,000 4.500
01/15/31
281,717
500,000 5.250
08/09/34
516,838
Regal Rexnord Corp.
206,000 6.050
04/15/28
213,374
469,000 6.400
04/15/33
505,662
Republic Services, Inc.
390,000 3.950
05/15/28
390,867
846,000 4.875
04/01/29
868,712
500,000 5.000
04/01/34
516,916
Timken Co. (The)
130,000 4.500
12/15/28
130,587
Vontier Corp.
100,000 2.950
04/01/31
91,583
Waste Connections, Inc.
200,000 2.950
01/15/52
133,267
Waste Management, Inc.
678,000 4.875
02/15/29
696,713
888,000 4.625
02/15/30
907,068
217,000 1.500
03/15/31
189,798
1,121,000 5.350
10/15/54
1,111,053
Westinghouse Air Brake Technologies Corp.
316,000 3.450
11/15/26
314,084
306,000 4.700
09/15/28
309,872
WestRock MWV LLC
170,000 7.950
02/15/31
196,265
WW Grainger, Inc.
230,000 3.750
05/15/46
185,136
23,509,091
Communications – 2.4%
Charter Communications Operating LLC / Charter
Communications Operating Capital
151,000 3.750
02/15/28
148,543
346,000 4.200
03/15/28
343,963
174,000 2.250
01/15/29
161,923
430,000 5.050
03/30/29
433,772
188,000 6.100
06/01/29
196,259
137,000 2.800
04/01/31
122,920
160,000 2.300
02/01/32
137,288
268,000 6.550
06/01/34
282,880
1,005,000 6.384
10/23/35
1,037,326
274,000 5.375
04/01/38
254,111
400,000 3.500
06/01/41
284,686
410,000 5.125
07/01/49
328,499
413,000 4.800
03/01/50
316,342
Comcast Corp.
138,000 3.150
02/15/28
135,596
356,000 4.150
10/15/28
357,672
490,000 4.550
01/15/29
497,246
150,000 2.650
02/01/30
140,980
400,000 3.400
04/01/30
387,462
270,000 4.250
10/15/30
270,269
500,000 4.650
02/15/33
502,826
430,000 4.200
08/15/34
412,581
249,000 5.650
06/15/35
262,092
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Communications – (continued)
Comcast Corp. – (continued)
$ 400,000 4.400%
08/15/35
$ 385,018
540,000 3.900
03/01/38
473,162
340,000 4.000
08/15/47
262,035
356,000 3.969
11/01/47
271,519
200,000 4.000
03/01/48
153,324
400,000 4.700
10/15/48
341,548
396,000 3.999
11/01/49
298,394
356,000 3.450
02/01/50
243,594
359,000 2.800
01/15/51
214,555
482,000 2.887
11/01/51
291,226
207,000 2.450
08/15/52
112,420
550,000 2.937
11/01/56
317,142
396,000 4.950
10/15/58
336,306
472,000 2.650
08/15/62
241,223
488,000 2.987
11/01/63
270,546
Netflix, Inc.
705,000 5.875
11/15/28
745,449
Omnicom Group, Inc.
63,000 2.600
08/01/31
57,260
Time Warner Cable LLC
170,000 6.550
05/01/37
173,667
304,000 7.300
07/01/38
323,178
342,000 6.750
06/15/39
346,421
148,000 5.875
11/15/40
137,091
433,000 5.500
09/01/41
382,883
329,000 4.500
09/15/42
255,201
TWDC Enterprises 18 Corp. , GMTN
290,000 4.125
06/01/44
246,842
TWDC Enterprises 18 Corp. , MTN
245,000 1.850
07/30/26
241,709
102,000 2.950
06/15/27
100,652
Walt Disney Co. (The)
557,000 2.200
01/13/28
538,685
98,000 2.000
09/01/29
91,546
374,000 3.800
03/22/30
371,396
487,000 2.650
01/13/31
456,345
268,000 6.200
12/15/34
302,770
75,000 6.400
12/15/35
85,242
356,000 6.650
11/15/37
410,920
204,000 4.625
03/23/40
197,225
376,000 2.750
09/01/49
243,075
242,000 4.700
03/23/50
220,299
180,000 3.600
01/13/51
136,337
383,000 3.800
05/13/60
285,422
17,576,863
Consumer Cyclical – 6.9%
Amazon.com, Inc.
89,000 3.300
04/13/27
88,587
200,000 1.200
06/03/27
192,714
1,092,000 3.150
08/22/27
1,082,266
364,000 4.650
12/01/29
373,854
313,000 1.500
06/03/30
282,213
165,000 4.800
12/05/34
170,982
715,000 3.875
08/22/37
665,322
152,000 2.875
05/12/41
117,178
153,000 4.950
12/05/44
150,242
425,000 4.050
08/22/47
356,431
188,000 2.500
06/03/50
116,062

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Amazon.com, Inc. – (continued)
$ 597,000 3.100%
05/12/51
$ 409,364
510,000 4.250
08/22/57
422,001
164,000 3.250
05/12/61
108,373
393,000 4.100
04/13/62
311,434
American Honda Finance Corp.
440,000 5.650
11/15/28
459,481
Aptiv Swiss Holdings Ltd.
330,000 3.250
03/01/32
307,755
110,000 3.100
12/01/51
72,255
AutoNation, Inc.
240,000 5.890
03/15/35
249,940
AutoZone, Inc.
94,000 4.500
02/01/28
95,139
Booking Holdings, Inc.
587,000 3.600
06/01/26
585,592
Costco Wholesale Corp.
91,000 3.000
05/18/27
90,234
298,000 1.375
06/20/27
288,151
583,000 1.600
04/20/30
530,034
278,000 1.750
04/20/32
241,663
Dick's Sporting Goods, Inc.
205,000 3.150
01/15/32
189,014
Dollar General Corp.
347,000 5.450
07/05/33
359,556
Dollar Tree, Inc.
414,000 4.200
05/15/28
413,796
eBay, Inc.
275,000 4.000
07/15/42
228,241
Ford Motor Co.
50,000 4.750
01/15/43
40,199
351,000 5.291
12/08/46
294,295
Ford Motor Credit Co. LLC
200,000 4.271
01/09/27
199,153
1,335,000 5.800
03/05/27
1,350,853
410,000 2.900
02/16/28
393,512
200,000 6.800
05/12/28
208,532
1,110,000 6.798
11/07/28
1,163,938
300,000 2.900
02/10/29
281,045
500,000 5.113
05/03/29
498,671
605,000 7.122
11/07/33
651,868
General Motors Co.
290,000 5.000
10/01/28
295,655
215,000 5.600
10/15/32
225,007
860,000 6.250
04/15/35
920,421
503,000 6.600
04/01/36
548,565
127,000 5.150
04/01/38
123,194
232,000 6.750
04/01/46
251,184
200,000 5.400
04/01/48
184,005
190,000 5.950
04/01/49
185,785
General Motors Financial Co., Inc.
100,000 4.000
10/06/26
99,978
400,000 2.350
02/26/27
391,437
100,000 5.000
04/09/27
101,087
465,000 2.700
08/20/27
453,087
300,000 6.000
01/09/28
310,494
250,000 2.400
10/15/28
238,264
300,000 5.550
07/15/29
311,245
500,000 5.850
04/06/30
526,779
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
General Motors Financial Co., Inc. – (continued)
$ 1,040,000 2.350%
01/08/31
$ 934,594
250,000 2.700
06/10/31
226,225
Genuine Parts Co.
460,000 4.950
08/15/29
467,227
Global Payments, Inc.
1,000,000 2.900
05/15/30
925,940
542,000 2.900
11/15/31
485,070
Home Depot, Inc. (The)
66,000 2.800
09/14/27
64,901
103,000 3.900
12/06/28
103,241
100,000 4.900
04/15/29
103,137
228,000 2.950
06/15/29
220,956
202,000 1.375
03/15/31
175,465
455,000 1.875
09/15/31
401,343
629,000 5.875
12/16/36
687,005
460,000 3.300
04/15/40
379,830
284,000 4.200
04/01/43
248,982
150,000 4.875
02/15/44
141,932
118,000 4.400
03/15/45
104,241
268,000 4.250
04/01/46
230,268
300,000 4.500
12/06/48
262,913
244,000 3.125
12/15/49
169,070
300,000 3.350
04/15/50
215,206
115,000 2.375
03/15/51
67,397
662,000 4.950
09/15/52
615,283
100,000 3.500
09/15/56
70,726
Lowe's Cos., Inc.
190,000 3.100
05/03/27
187,739
180,000 1.300
04/15/28
169,177
202,000 1.700
09/15/28
190,038
165,000 1.700
10/15/30
146,493
208,000 3.750
04/01/32
199,990
780,000 5.150
07/01/33
808,054
826,000 3.000
10/15/50
531,622
742,000 4.250
04/01/52
594,207
474,000 5.625
04/15/53
468,691
Marriott International, Inc.
100,000 4.900
04/15/29
102,374
Marriott International, Inc. , Series FF
336,000 4.625
06/15/30
341,772
Marriott International, Inc. , Series GG
300,000 3.500
10/15/32
281,055
Marriott International, Inc. , Series HH
251,000 2.850
04/15/31
232,954
Marriott International, Inc. , Series R
158,000 3.125
06/15/26
157,321
Mastercard, Inc.
92,000 2.950
11/21/26
91,301
144,000 3.300
03/26/27
143,253
575,000 4.875
03/09/28
589,881
132,000 2.950
06/01/29
128,024
668,000 3.350
03/26/30
653,474
222,000 2.000
11/18/31
197,450
162,000 3.650
06/01/49
125,575
400,000 3.850
03/26/50
319,625
McDonald's Corp.
684,000 5.450
08/14/53
676,506

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
McDonald's Corp. , MTN
$ 283,000 3.500%
03/01/27
$ 281,305
118,000 3.800
04/01/28
117,680
91,000 2.625
09/01/29
86,749
233,000 2.125
03/01/30
215,235
138,000 3.600
07/01/30
135,582
321,000 4.700
12/09/35
321,373
360,000 6.300
10/15/37
402,167
150,000 4.875
12/09/45
139,525
300,000 4.450
03/01/47
260,751
296,000 4.450
09/01/48
255,816
1,000 4.200
04/01/50
824
NIKE, Inc.
190,000 2.750
03/27/27
187,530
186,000 2.850
03/27/30
177,616
250,000 3.250
03/27/40
203,706
268,000 3.875
11/01/45
219,215
310,000 3.375
03/27/50
225,376
O'Reilly Automotive, Inc.
300,000 4.200
04/01/30
299,401
Sekisui House  U.S., Inc.
300,000 3.850
01/15/30
288,379
Sekisui House US, Inc.
420,000 3.966
08/06/61
284,185
Starbucks Corp.
100,000 4.000
11/15/28
99,908
300,000 3.000
02/14/32
277,836
100,000 4.300
06/15/45
85,294
250,000 4.500
11/15/48
213,022
102,000 4.450
08/15/49
85,670
694,000 3.500
11/15/50
497,448
Target Corp.
1,262,000 2.350
02/15/30
1,181,584
273,000 2.950
01/15/52
178,359
250,000 4.800
01/15/53
225,639
Toyota Motor Credit Corp.
134,000 4.625
01/12/28
136,204
1,167,000 4.550
08/09/29
1,190,655
Toyota Motor Credit Corp. , MTN
100,000 3.200
01/11/27
99,310
672,000 1.900
01/13/27
657,878
296,000 3.050
03/22/27
293,269
224,000 4.550
09/20/27
226,836
350,000 1.900
04/06/28
334,673
94,000 4.450
06/29/29
95,311
436,000 2.150
02/13/30
405,062
391,000 3.375
04/01/30
381,325
Visa, Inc.
66,000 1.900
04/15/27
64,462
499,000 2.750
09/15/27
491,028
274,000 2.050
04/15/30
253,843
94,000 1.100
02/15/31
81,991
302,000 4.150
12/14/35
293,679
94,000 2.700
04/15/40
72,998
352,000 4.300
12/14/45
311,473
94,000 3.650
09/15/47
74,358
94,000 2.000
08/15/50
51,932
Walmart, Inc.
133,000 3.050
07/08/26
132,352
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Walmart, Inc. – (continued)
$ 350,000 1.050%
09/17/26
$ 342,830
126,000 3.950
09/09/27
126,715
166,000 3.700
06/26/28
166,318
224,000 1.500
09/22/28
211,366
1,078,000 3.250
07/08/29
1,059,640
109,000 1.800
09/22/31
97,378
195,000 5.250
09/01/35
208,100
330,000 6.500
08/15/37
385,659
255,000 4.050
06/29/48
216,015
212,000 2.650
09/22/51
136,161
410,000 4.500
09/09/52
369,754
Western Union Co. (The)
120,000 6.200
11/17/36
125,399
49,884,804
Consumer Noncyclical – 6.7%
Abbott Laboratories
218,000 3.750
11/30/26
217,987
538,000 4.750
11/30/36
546,157
AbbVie, Inc.
442,000 4.250
11/14/28
446,369
625,000 3.200
11/21/29
606,094
328,000 5.200
03/15/35
342,419
561,000 4.050
11/21/39
506,070
643,000 5.350
03/15/44
646,843
166,000 4.850
06/15/44
157,093
666,000 4.875
11/14/48
622,058
416,000 4.250
11/21/49
352,365
70,000 5.400
03/15/54
69,920
65,000 5.600
03/15/55
66,864
Altria Group, Inc.
1,080,000 4.800
02/14/29
1,099,269
116,000 2.450
02/04/32
102,822
100,000 5.800
02/14/39
104,164
270,000 3.400
02/04/41
210,191
220,000 4.250
08/09/42
185,797
256,000 5.375
01/31/44
250,700
148,000 3.875
09/16/46
112,733
464,000 5.950
02/14/49
470,708
654,000 3.700
02/04/51
469,936
150,000 4.000
02/04/61
109,865
Amgen, Inc.
370,000 5.150
03/02/28
379,137
300,000 2.450
02/21/30
279,961
154,000 3.350
02/22/32
145,854
760,000 4.200
03/01/33
747,252
320,000 6.400
02/01/39
356,063
661,000 3.150
02/21/40
528,790
300,000 5.600
03/02/43
306,607
100,000 3.375
02/21/50
72,664
353,000 3.000
01/15/52
234,509
190,000 5.650
03/02/53
191,160
915,000 5.750
03/02/63
914,094
Baxter International, Inc.
300,000 1.915
02/01/27
292,313
100,000 3.132
12/01/51
64,095
Becton Dickinson & Co.
200,000 3.700
06/06/27
198,882
200,000 4.693
02/13/28
202,539

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Becton Dickinson & Co. – (continued)
$ 653,000 4.669%
06/06/47
$ 578,782
Biogen, Inc.
466,000 5.200
09/15/45
437,902
Bristol-Myers Squibb Co.
160,000 1.125
11/13/27
152,592
500,000 4.125
06/15/39
461,365
140,000 3.550
03/15/42
114,846
100,000 2.550
11/13/50
61,062
691,000 5.550
02/22/54
695,352
Cardinal Health, Inc.
85,000 5.125
02/15/29
87,644
500,000 5.000
11/15/29
514,472
120,000 4.500
11/15/44
104,373
Centene Corp.
290,000 4.625
12/15/29
279,859
482,000 3.375
02/15/30
444,325
368,000 2.500
03/01/31
316,933
407,000 2.625
08/01/31
348,768
DENTSPLY SIRONA, Inc.
(US 5 Year CMT T-Note +
4.379%)
151,000 8.375
09/12/55
(a)
143,645
Elevance Health, Inc.
509,000 5.375
06/15/34
527,734
290,000 3.600
03/15/51
209,618
Eli Lilly & Co.
664,000 4.500
02/09/29
676,361
1,150,000 4.200
08/14/29
1,162,552
1,000,000 4.250
03/15/31
1,007,176
480,000 4.700
02/09/34
489,588
80,000 3.950
05/15/47
66,543
190,000 3.950
03/15/49
156,016
159,000 2.250
05/15/50
93,808
795,000 2.500
09/15/60
450,042
Gilead Sciences, Inc.
1,107,000 4.800
11/15/29
1,140,567
528,000 4.000
09/01/36
497,148
492,000 2.600
10/01/40
368,353
365,000 4.800
04/01/44
343,225
326,000 2.800
10/01/50
212,116
GlaxoSmithKline Capital, Inc.
362,000 3.875
05/15/28
361,780
616,000 6.375
05/15/38
699,417
Johnson & Johnson
536,000 3.550
03/01/36
496,724
144,000 3.625
03/03/37
131,887
640,000 4.500
09/01/40
627,623
198,000 3.750
03/03/47
163,387
424,000 2.450
09/01/60
242,051
Johnson & Johnson
330,000 1.300
09/01/30
293,915
Kroger Co. (The)
500,000 3.950
01/15/50
388,478
690,000 5.650
09/15/64
670,321
Medtronic Global Holdings SCA
850,000 4.500
03/30/33
856,885
Medtronic, Inc.
580,000 4.375
03/15/35
573,736
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Medtronic, Inc. – (continued)
$ 385,000 4.625%
03/15/45
$ 357,721
Merck & Co., Inc.
150,000 1.700
06/10/27
145,616
100,000 3.400
03/07/29
98,370
614,000 4.500
05/17/33
623,952
610,000 2.350
06/24/40
446,740
470,000 4.900
05/17/44
448,212
100,000 4.000
03/07/49
81,883
623,000 2.750
12/10/51
395,533
100,000 5.000
05/17/53
94,767
92,000 2.900
12/10/61
55,307
623,000 5.150
05/17/63
588,922
Mylan, Inc.
195,000 4.550
04/15/28
194,684
210,000 5.400
11/29/43
180,582
Novartis Capital Corp.
550,000 2.000
02/14/27
539,131
250,000 3.100
05/17/27
247,900
160,000 4.400
05/06/44
144,997
200,000 2.750
08/14/50
131,322
Pfizer Investment Enterprises Pte Ltd.
980,000 4.450
05/19/28
992,475
620,000 4.750
05/19/33
632,329
1,069,000 5.110
05/19/43
1,043,997
Pfizer, Inc.
700,000 3.450
03/15/29
691,562
830,000 4.000
12/15/36
784,476
380,000 4.100
09/15/38
350,466
678,000 3.900
03/15/39
608,361
750,000 4.400
05/15/44
680,562
Philip Morris International, Inc.
792,000 4.750
02/12/27
799,764
400,000 5.125
11/17/27
408,587
100,000 4.875
02/15/28
101,854
800,000 5.625
09/07/33
851,001
400,000 3.875
08/21/42
333,321
424,000 4.250
11/10/44
365,476
Regeneron Pharmaceuticals, Inc.
346,000 2.800
09/15/50
217,463
Revvity, Inc.
250,000 2.250
09/15/31
219,637
Royalty Pharma PLC
160,000 5.150
09/02/29
164,560
410,000 3.550
09/02/50
290,663
Stryker Corp.
490,000 4.625
03/15/46
442,412
Takeda  U.S. Financing, Inc.
230,000 5.900
07/07/55
238,494
Thermo Fisher Scientific, Inc.
725,000 5.086
08/10/33
755,426
470,000 2.800
10/15/41
350,458
Utah Acquisition Sub, Inc.
170,000 3.950
06/15/26
169,397
Viatris, Inc.
555,000 2.700
06/22/30
505,439
540,000 3.850
06/22/40
412,690
26,000 4.000
06/22/50
17,375

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Wyeth LLC
$ 339,000 6.500%
02/01/34
$ 384,284
Zimmer Biomet Holdings, Inc.
50,000 3.550
03/20/30
48,436
Zoetis, Inc.
94,000 3.000
09/12/27
92,530
100,000 3.900
08/20/28
99,918
265,000 4.700
02/01/43
246,039
48,334,406
Consumer Products – 0.8%
Colgate-Palmolive Co.
150,000 4.600
03/01/33
154,014
Estee Lauder Cos., Inc. (The)
1,510,000 1.950
03/15/31
1,347,538
Haleon  U.S. Capital LLC
300,000 3.375
03/24/29
292,459
Haleon US Capital LLC
300,000 3.625
03/24/32
283,519
400,000 4.000
03/24/52
320,753
Hasbro, Inc.
263,000 6.350
03/15/40
277,953
Kenvue, Inc.
270,000 5.050
03/22/53
250,659
Mattel, Inc.
380,000 6.200
10/01/40
386,032
Procter & Gamble Co. (The)
200,000 2.450
11/03/26
197,725
214,000 1.900
02/01/27
209,667
756,000 2.850
08/11/27
746,009
512,000 3.000
03/25/30
494,019
232,000 1.200
10/29/30
204,741
196,000 1.950
04/23/31
177,651
76,000 2.300
02/01/32
69,677
199,000 4.050
01/26/33
200,185
5,612,601
Electric – 10.3%
AEP Texas, Inc.
150,000 4.700
05/15/32
150,812
480,000 5.400
06/01/33
496,676
AEP Texas, Inc. , Series I
180,000 2.100
07/01/30
163,941
AEP Transmission Co. LLC
280,000 3.800
06/15/49
215,709
AEP Transmission Co. LLC , Series M
50,000 3.650
04/01/50
37,814
AES Corp. (The)
220,000 2.450
01/15/31
199,254
Alabama Power Co.
530,000 5.850
11/15/33
570,139
370,000 6.125
05/15/38
407,962
American Electric Power Co., Inc.
100,000 5.200
01/15/29
103,207
100,000 5.625
03/01/33
105,604
(US 5 Year CMT T-Note +
2.675%)
100,000 6.950
12/15/54
(a)
108,054
546,000 3.875
02/15/62
(a)
531,326
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
American Electric Power Co., Inc. , Series D
(US 5 Year CMT T-Note +
1.940%)
$ 556,000 6.050%
03/15/56
(a)
$ 557,948
Arizona Public Service Co.
100,000 4.500
04/01/42
88,960
110,000 4.200
08/15/48
90,490
160,000 4.250
03/01/49
131,559
110,000 3.500
12/01/49
79,447
Atmos Energy Corp.
490,000 5.500
06/15/41
500,453
1,594,000 4.150
01/15/43
1,377,404
Berkshire Hathaway Energy Co.
240,000 6.125
04/01/36
262,230
100,000 5.150
11/15/43
97,319
300,000 4.450
01/15/49
252,834
600,000 4.250
10/15/50
487,371
100,000 2.850
05/15/51
63,242
CenterPoint Energy Houston Electric LLC
1,650,000 5.200
10/01/28
1,702,228
CenterPoint Energy Houston Electric LLC , Series AC
1,089,000 4.250
02/01/49
914,425
CenterPoint Energy Houston Electric LLC , Series AJ
100,000 4.850
10/01/52
91,931
CenterPoint Energy, Inc. , Series A
(US 5 Year CMT T-Note +
3.254%)
190,000 7.000
02/15/55
(a)
199,025
CMS Energy Corp.
(US 5 Year CMT T-Note +
1.961%)
452,000 6.500
06/01/55
(a)
467,140
Commonwealth Edison Co.
100,000 5.900
03/15/36
108,547
150,000 4.700
01/15/44
136,743
Connecticut Light and Power Co. (The) , Series A
130,000 4.150
06/01/45
109,761
Consolidated Edison Co. of New York, Inc.
980,000 4.450
03/15/44
869,989
Consolidated Edison Co. of New York, Inc. , Series 07-A
1,780,000 6.300
08/15/37
1,992,818
Constellation Energy Generation LLC
300,000 5.600
03/01/28
310,008
100,000 6.500
10/01/53
110,362
Consumers Energy Co.
210,000 3.250
08/15/46
156,047
Dominion Energy, Inc.
500,000 5.375
11/15/32
523,232
Dominion Energy, Inc. , Series A
(US 5 Year CMT T-Note +
2.386%)
501,000 6.875
02/01/55
(a)
523,538
Dominion Energy, Inc. , Series C
1,597,000 3.375
04/01/30
1,545,991
DTE Electric Co.
300,000 4.300
07/01/44
260,718
150,000 5.850
05/15/55
157,747
DTE Electric Co. , Series C
1,420,000 2.625
03/01/31
1,311,873

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
DTE Energy Co.
$ 190,000 4.875%
06/01/28
$ 193,373
Duke Energy Carolinas LLC
830,000 4.950
01/15/33
859,759
850,000 5.300
02/15/40
865,713
345,000 3.200
08/15/49
240,161
Duke Energy Corp.
363,000 2.650
09/01/26
359,669
408,000 2.450
06/01/30
378,099
100,000 2.550
06/15/31
91,064
660,000 4.500
08/15/32
660,139
604,000 3.750
09/01/46
464,758
350,000 3.500
06/15/51
248,214
316,000 5.000
08/15/52
284,890
100,000 6.100
09/15/53
105,284
250,000 5.800
06/15/54
252,990
(US 5 Year CMT T-Note +
2.588%)
404,000 6.450
09/01/54
(a)
424,895
Duke Energy Florida LLC
310,000 6.400
06/15/38
351,851
160,000 5.950
11/15/52
168,331
Duke Energy Florida Project Finance LLC , Series 2026
146,603 2.538
09/01/29
141,732
Duke Energy Indiana LLC
150,000 5.900
05/15/55
156,364
Duke Energy Indiana LLC , Series UUU
220,000 4.200
03/15/42
188,683
Duke Energy Progress LLC
500,000 6.300
04/01/38
560,532
Eastern Energy Gas Holdings LLC
634,000 5.650
10/15/54
620,560
Edison International
340,000 5.250
11/15/28
343,418
300,000 5.450
06/15/29
303,783
Entergy Louisiana LLC
832,000 4.000
03/15/33
806,068
878,000 5.150
09/15/34
905,300
182,000 4.200
09/01/48
150,297
Entergy Mississippi LLC
230,000 5.800
04/15/55
236,119
Evergy Kansas Central, Inc.
110,000 5.900
11/15/33
118,493
Eversource Energy
780,000 5.125
05/15/33
790,891
886,000 5.950
07/15/34
939,588
Exelon Corp.
1,995,000 4.050
04/15/30
1,979,172
1,500,000 5.300
03/15/33
1,565,658
FirstEnergy Corp. , Series B
1,020,000 2.250
09/01/30
924,918
FirstEnergy Corp. , Series C
378,000 3.400
03/01/50
264,419
Florida Power & Light Co.
150,000 5.150
06/15/29
155,885
395,000 5.300
06/15/34
415,896
759,000 5.690
03/01/40
805,065
918,000 5.250
02/01/41
923,334
490,000 3.800
12/15/42
406,819
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Florida Power & Light Co. – (continued)
$ 50,000 3.950%
03/01/48
$ 40,696
50,000 4.125
06/01/48
41,430
65,000 5.300
04/01/53
63,656
200,000 5.800
03/15/65
209,400
Georgia Power Co.
892,000 4.950
05/17/33
913,378
100,000 5.125
05/15/52
95,039
Georgia Power Co. , Series A
546,000 3.250
03/15/51
379,956
IPALCO Enterprises, Inc.
300,000 5.750
04/01/34
305,986
MidAmerican Energy Co.
190,000 3.650
04/15/29
187,727
National Rural Utilities Cooperative Finance Corp.
600,000 8.000
03/01/32
713,036
100,000 4.023
11/01/32
97,571
National Rural Utilities Cooperative Finance Corp. , MTN
170,000 1.650
06/15/31
148,201
NextEra Energy Capital Holdings, Inc.
1,000,000 2.250
06/01/30
920,534
850,000 5.250
03/15/34
877,384
NiSource, Inc.
100,000 2.950
09/01/29
95,844
300,000 1.700
02/15/31
262,248
220,000 5.250
02/15/43
213,466
190,000 5.650
02/01/45
189,168
250,000 3.950
03/30/48
198,696
(US 5 Year CMT T-Note +
2.451%)
381,000 6.950
11/30/54
(a)
396,564
(US 5 Year CMT T-Note +
2.527%)
120,000 6.375
03/31/55
(a)
123,813
Northern States Power Co.
897,000 3.600
09/15/47
685,465
50,000 5.100
05/15/53
47,141
NSTAR Electric Co.
300,000 5.500
03/15/40
310,382
Oglethorpe Power Corp.
140,000 5.375
11/01/40
139,865
55,000 5.250
09/01/50
50,670
Oklahoma Gas and Electric Co.
160,000 3.850
08/15/47
126,653
Oncor Electric Delivery Co. LLC
1,140,000 4.150
06/01/32
1,118,642
130,000 7.500
09/01/38
160,839
200,000 5.350
10/01/52
192,390
ONE Gas, Inc.
150,000 2.000
05/15/30
137,617
1,124,000 4.658
02/01/44
1,012,792
Pacific Gas and Electric Co.
195,000 2.100
08/01/27
188,007
482,000 6.100
01/15/29
503,721
490,000 4.200
03/01/29
487,616
92,000 4.550
07/01/30
91,655
252,000 2.500
02/01/31
226,184
386,000 3.250
06/01/31
359,449
326,000 6.150
01/15/33
347,745

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Pacific Gas and Electric Co. – (continued)
$ 279,000 3.300%
08/01/40
$ 213,196
100,000 3.950
12/01/47
75,289
1,000 4.950
07/01/50
864
100,000 3.500
08/01/50
68,856
165,000 6.700
04/01/53
177,479
1,127,000 5.900
10/01/54
1,105,243
PacifiCorp
1,438,000 5.450
02/15/34
1,464,798
260,000 2.900
06/15/52
152,868
370,000 5.350
12/01/53
330,326
710,000 5.500
05/15/54
647,439
PECO Energy Co.
356,000 5.950
10/01/36
389,488
Piedmont Natural Gas Co., Inc.
320,000 4.100
09/18/34
304,639
Public Service Co. of Colorado
92,000 1.875
06/15/31
80,843
100,000 3.950
03/15/43
81,320
360,000 5.750
05/15/54
366,081
Public Service Co. of Colorado , Series 39
290,000 4.500
06/01/52
245,425
Public Service Co. of Oklahoma
754,000 5.200
01/15/35
766,051
Public Service Electric and Gas Co.
885,000 4.850
08/01/34
896,619
Public Service Electric and Gas Co. , MTN
100,000 5.500
03/01/40
103,761
Public Service Electric and Gas Co. , Series I
140,000 4.000
06/01/44
115,286
Puget Sound Energy, Inc.
279,000 5.330
06/15/34
288,794
140,000 5.483
06/01/35
144,381
158,000 6.274
03/15/37
174,531
322,000 5.795
03/15/40
336,027
100,000 5.764
07/15/40
104,567
425,000 5.638
04/15/41
428,057
240,000 4.434
11/15/41
212,418
San Diego Gas & Electric Co.
984,000 3.950
11/15/41
823,183
100,000 5.350
04/01/53
95,898
San Diego Gas & Electric Co. , Series VVV
300,000 1.700
10/01/30
267,455
Sempra
766,000 3.250
06/15/27
754,901
226,000 3.400
02/01/28
222,463
402,000 6.000
10/15/39
423,539
240,000 4.000
02/01/48
186,333
(US 5 Year CMT T-Note +
2.868%)
362,000 4.125
04/01/52
(a)
353,345
(US 5 Year CMT T-Note +
2.789%)
495,000 6.875
10/01/54
(a)
507,155
Southern California Edison Co.
92,000 5.850
11/01/27
94,405
70,000 5.950
11/01/32
74,285
250,000 4.650
10/01/43
213,896
1,417,000 4.000
04/01/47
1,086,538
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Southern California Edison Co. – (continued)
$ 243,000 3.650%
02/01/50
$ 172,233
Southern California Edison Co. , Series 20A
175,000 2.950
02/01/51
108,777
Southern California Edison Co. , Series C
200,000 4.125
03/01/48
154,341
Southern Co. (The)
569,000 3.250
07/01/26
565,798
1,152,000 5.700
03/15/34
1,218,112
980,000 4.400
07/01/46
838,460
Southwestern Public Service Co.
250,000 4.500
08/15/41
225,464
System Energy Resources, Inc.
602,000 5.300
12/15/34
611,389
Tampa Electric Co.
170,000 2.400
03/15/31
155,138
Toledo Edison Co. (The)
779,000 6.150
05/15/37
854,539
Union Electric Co.
740,000 5.300
08/01/37
764,737
Virginia Electric and Power Co.
100,000 5.000
04/01/33
102,968
240,000 4.000
01/15/43
200,071
744,000 2.450
12/15/50
434,173
1,135,000 2.950
11/15/51
730,493
Virginia Electric and Power Co. , Series A
440,000 3.500
03/15/27
437,467
WEC Energy Group, Inc.
130,000 1.800
10/15/30
115,672
Wisconsin Power and Light Co.
150,000 3.950
09/01/32
145,326
Xcel Energy, Inc.
100,000 5.450
08/15/33
103,759
872,000 5.500
03/15/34
904,592
100,000 5.600
04/15/35
104,147
74,210,386
Energy – 5.8%
APA Corp.
100,000 6.100
02/15/35
102,426
150,000 6.750
02/15/55
(b)
151,265
Baker Hughes Holdings LLC
50,000 5.125
09/15/40
49,228
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
354,000 3.337
12/15/27
349,851
300,000 4.080
12/15/47
241,854
BP Capital Markets America, Inc.
260,000 3.937
09/21/28
260,207
472,000 4.234
11/06/28
476,070
92,000 4.812
02/13/33
93,596
301,000 4.989
04/10/34
308,630
522,000 5.227
11/17/34
544,665
160,000 3.060
06/17/41
123,041
111,000 3.000
02/24/50
74,297
92,000 2.772
11/10/50
58,099
315,000 2.939
06/04/51
204,801
337,000 3.001
03/17/52
220,572
333,000 3.379
02/08/61
222,426
BP Capital Markets PLC
100,000 3.723
11/28/28
99,347

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Cheniere Corpus Christi Holdings LLC
$ 660,000 5.125%
06/30/27
$ 667,677
100,000 3.700
11/15/29
97,715
Cheniere Energy, Inc.
354,000 4.625
10/15/28
354,379
Chevron Corp.
85,000 1.995
05/11/27
82,947
Chevron USA, Inc.
98,000 2.343
08/12/50
58,290
ConocoPhillips
522,000 6.500
02/01/39
594,064
ConocoPhillips Co.
908,000 5.550
03/15/54
893,357
Coterra Energy, Inc.
102,000 5.600
03/15/34
105,448
Devon Energy Corp.
360,000 7.875
09/30/31
422,100
250,000 4.750
05/15/42
218,198
293,000 5.000
06/15/45
256,549
Diamondback Energy, Inc.
140,000 5.750
04/18/54
134,882
110,000 5.900
04/18/64
105,554
Enbridge Energy Partners LP , Series B
176,000 7.500
04/15/38
208,988
Energy Transfer LP
200,000 5.500
06/01/27
202,361
66,000 4.000
10/01/27
65,859
230,000 4.950
06/15/28
234,273
551,000 5.250
04/15/29
567,818
613,000 3.750
05/15/30
598,622
374,000 6.400
12/01/30
405,448
370,000 5.750
02/15/33
390,730
100,000 6.550
12/01/33
110,401
370,000 6.500
02/01/42
392,689
511,000 5.350
05/15/45
469,506
159,000 5.300
04/15/47
143,339
262,000 5.400
10/01/47
238,121
259,000 6.000
06/15/48
254,378
287,000 6.250
04/15/49
288,723
431,000 5.000
05/15/50
367,580
280,000 5.950
05/15/54
270,686
Enterprise Products Operating LLC
326,000 3.125
07/31/29
316,512
150,000 2.800
01/31/30
142,701
605,000 5.350
01/31/33
636,606
150,000 5.950
02/01/41
159,550
207,000 4.850
08/15/42
194,020
220,000 4.450
02/15/43
197,768
160,000 4.850
03/15/44
148,716
160,000 5.100
02/15/45
153,535
135,000 4.900
05/15/46
124,494
244,000 4.800
02/01/49
219,128
368,000 4.200
01/31/50
301,695
315,000 3.950
01/31/60
234,830
Enterprise Products Operating LLC , Series E
(TSFR3M + 3.295%)
89,000 5.250
08/16/77
(a)
88,899
EOG Resources, Inc.
136,000 4.375
04/15/30
137,262
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
EOG Resources, Inc. – (continued)
$ 236,000 4.950%
04/15/50
$ 215,016
Expand Energy Corp.
614,000 5.375
03/15/30
624,741
Exxon Mobil Corp.
79,000 2.275
08/16/26
78,139
66,000 3.294
03/19/27
65,666
378,000 3.482
03/19/30
371,331
273,000 2.610
10/15/30
255,985
560,000 4.227
03/19/40
519,890
341,000 3.567
03/06/45
272,252
335,000 3.095
08/16/49
233,408
456,000 4.327
03/19/50
390,515
460,000 3.452
04/15/51
337,072
Halliburton Co.
100,000 2.920
03/01/30
95,049
344,000 4.850
11/15/35
341,662
328,000 6.700
09/15/38
367,379
252,000 7.450
09/15/39
300,960
Helmerich & Payne, Inc.
521,000 2.900
09/29/31
465,971
Hess Corp.
248,000 4.300
04/01/27
248,915
148,000 6.000
01/15/40
162,069
323,000 5.600
02/15/41
337,966
Kinder Morgan Energy Partners LP
180,000 7.500
11/15/40
212,222
388,000 5.500
03/01/44
378,266
Kinder Morgan Energy Partners LP , MTN
830,000 6.950
01/15/38
940,373
Kinder Morgan, Inc.
222,000 2.000
02/15/31
198,567
306,000 5.550
06/01/45
299,614
142,000 5.050
02/15/46
128,969
380,000 5.200
03/01/48
351,851
200,000 3.600
02/15/51
141,719
100,000 5.450
08/01/52
94,584
Kinder Morgan, Inc. , GMTN
420,000 7.750
01/15/32
492,095
MPLX LP
209,000 4.125
03/01/27
208,917
160,000 4.000
03/15/28
159,747
470,000 4.800
02/15/29
478,518
314,000 2.650
08/15/30
291,021
350,000 4.500
04/15/38
320,275
235,000 5.200
03/01/47
210,437
320,000 4.700
04/15/48
268,206
180,000 5.500
02/15/49
166,675
584,000 4.950
03/14/52
495,757
Occidental Petroleum Corp.
155,000 6.375
09/01/28
162,750
705,000 5.550
10/01/34
718,021
100,000 6.450
09/15/36
106,875
100,000 –
10/10/36
(c)
60,750
190,000 6.200
03/15/40
196,175
ONEOK, Inc.
150,000 5.550
11/01/26
151,817
180,000 4.550
07/15/28
181,629
342,000 3.100
03/15/30
324,712

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
ONEOK, Inc. – (continued)
$ 640,000 6.100%
11/15/32
$ 686,785
928,000 6.625
09/01/53
981,432
Ovintiv, Inc.
233,000 8.125
09/15/30
265,642
Patterson-UTI Energy, Inc.
188,000 3.950
02/01/28
185,432
Phillips 66
292,000 3.900
03/15/28
291,096
100,000 2.150
12/15/30
89,900
363,000 4.650
11/15/34
358,528
350,000 5.875
05/01/42
356,893
634,000 4.875
11/15/44
566,191
Phillips 66 Co.
260,000 4.950
12/01/27
264,746
Plains All American Pipeline LP / PAA Finance Corp.
240,000 4.500
12/15/26
240,535
339,000 3.550
12/15/29
328,766
130,000 5.150
06/01/42
118,459
Shell Finance  U.S., Inc.
100,000 2.375
11/07/29
94,377
100,000 4.125
05/11/35
96,809
190,000 4.375
05/11/45
166,608
428,000 4.000
05/10/46
353,485
440,000 3.750
09/12/46
349,476
200,000 3.250
04/06/50
141,395
Shell International Finance BV
216,000 2.750
04/06/30
206,118
556,000 6.375
12/15/38
623,860
350,000 5.500
03/25/40
365,106
300,000 3.625
08/21/42
244,739
Targa Resources Corp.
200,000 4.950
04/15/52
170,569
Targa Resources Partners LP / Targa Resources Partners Finance
Corp.
94,000 5.500
03/01/30
95,616
367,000 4.875
02/01/31
369,404
768,000 4.000
01/15/32
734,699
Valero Energy Corp.
460,000 6.625
06/15/37
515,654
92,000 3.650
12/01/51
64,364
Western Midstream Operating LP
417,000 4.050
02/01/30
410,313
270,000 5.250
02/01/50
233,428
Williams Cos., Inc. (The)
518,000 3.750
06/15/27
514,846
384,000 3.500
11/15/30
368,250
250,000 2.600
03/15/31
228,066
270,000 7.750
06/15/31
311,261
542,000 6.300
04/15/40
590,579
200,000 5.100
09/15/45
186,149
240,000 4.850
03/01/48
213,720
100,000 5.800
11/15/54
101,094
41,745,691
Financial Company – 1.3%
Air Lease Corp.
180,000 1.875
08/15/26
176,992
100,000 2.200
01/15/27
97,756
362,000 3.125
12/01/30
336,043
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Financial Company – (continued)
Air Lease Corp. , MTN
$ 400,000 2.875%
01/15/32
$ 359,369
Ally Financial, Inc.
186,000 7.100
11/15/27
194,895
1,016,000 2.200
11/02/28
955,135
393,000 8.000
11/01/31
447,513
Ares Capital Corp.
324,000 2.150
07/15/26
319,663
430,000 7.000
01/15/27
441,523
600,000 2.875
06/15/28
572,852
Blackstone Private Credit Fund
349,000 2.625
12/15/26
342,024
580,000 3.250
03/15/27
569,488
140,000 4.950
09/26/27
140,644
960,000 6.250
01/25/31
992,799
Blue Owl Credit Income Corp.
150,000 7.750
09/16/27
154,836
170,000 7.950
06/13/28
180,097
Blue Owl Finance LLC
260,000 3.125
06/10/31
236,694
FS KKR Capital Corp.
205,000 7.875
01/15/29
213,802
GATX Corp.
410,000 4.700
04/01/29
415,594
373,000 1.900
06/01/31
327,704
LPL Holdings, Inc.
270,000 5.650
03/15/35
276,622
Morgan Stanley
(SOFR + 2.050%)
1,354,000 6.627
11/01/34
(a)
1,527,113
9,279,158
Food and Beverage – 2.2%
Campbell's Co. (The)
370,000 5.400
03/21/34
380,817
Coca-Cola Co. (The)
411,000 3.375
03/25/27
409,581
126,000 1.450
06/01/27
121,923
136,000 1.500
03/05/28
129,804
132,000 1.000
03/15/28
124,537
94,000 2.125
09/06/29
88,532
656,000 3.450
03/25/30
644,713
143,000 1.650
06/01/30
129,590
439,000 2.000
03/05/31
398,530
114,000 1.375
03/15/31
100,116
428,000 4.650
08/14/34
439,692
132,000 2.500
06/01/40
99,740
101,000 2.875
05/05/41
78,667
292,000 2.600
06/01/50
184,313
165,000 3.000
03/05/51
112,689
229,000 2.500
03/15/51
140,402
422,000 2.750
06/01/60
253,751
Conagra Brands, Inc.
200,000 1.375
11/01/27
189,841
270,000 8.250
09/15/30
311,372
580,000 5.300
11/01/38
560,118
Constellation Brands, Inc.
384,000 3.150
08/01/29
370,588
160,000 2.250
08/01/31
141,970

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – (continued)
General Mills, Inc.
$ 124,000 3.200%
02/10/27
$ 122,810
120,000 4.550
04/17/38
113,329
Hershey Co. (The)
150,000 2.450
11/15/29
141,740
Ingredion, Inc.
140,000 2.900
06/01/30
131,856
J M Smucker Co. (The)
150,000 2.125
03/15/32
129,656
150,000 6.500
11/15/43
162,797
478,000 6.500
11/15/53
524,987
Keurig Dr Pepper, Inc.
150,000 3.950
04/15/29
148,423
299,000 3.200
05/01/30
283,659
100,000 3.800
05/01/50
73,377
412,000 4.500
04/15/52
336,779
Kraft Heinz Foods Co.
332,000 3.000
06/01/26
330,161
115,000 3.875
05/15/27
114,700
250,000 6.875
01/26/39
280,137
403,000 5.000
06/04/42
374,678
512,000 4.375
06/01/46
431,345
2,000 4.875
10/01/49
1,765
Molson Coors Beverage Co.
391,000 3.000
07/15/26
388,787
190,000 5.000
05/01/42
177,081
370,000 4.200
07/15/46
303,568
Mondelez International, Inc.
435,000 2.750
04/13/30
410,065
490,000 2.625
09/04/50
298,195
PepsiCo, Inc.
166,000 2.375
10/06/26
164,085
218,000 3.000
10/15/27
215,452
96,000 2.625
07/29/29
91,757
210,000 2.750
03/19/30
199,590
160,000 1.625
05/01/30
145,080
100,000 1.400
02/25/31
87,717
400,000 1.950
10/21/31
355,064
262,000 2.625
10/21/41
193,148
268,000 4.450
04/14/46
240,903
252,000 3.450
10/06/46
194,103
563,000 2.875
10/15/49
378,562
130,000 3.625
03/19/50
100,330
Pilgrim's Pride Corp.
150,000 3.500
03/01/32
138,714
335,000 6.250
07/01/33
359,645
Sysco Corp.
511,000 3.300
07/15/26
508,848
547,000 3.250
07/15/27
540,707
251,000 5.950
04/01/30
266,224
270,000 6.600
04/01/50
299,608
Tyson Foods, Inc.
761,000 3.550
06/02/27
754,897
160,000 4.550
06/02/47
137,234
16,062,849
Hardware – 0.4%
Advanced Micro Devices, Inc.
1,300,000 3.924
06/01/32
1,280,102
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Hardware – (continued)
CDW LLC / CDW Finance Corp.
$ 300,000 2.670%
12/01/26
$ 295,175
Micron Technology, Inc.
300,000 4.663
02/15/30
303,890
250,000 5.875
02/09/33
266,193
250,000 5.875
09/15/33
267,364
Take-Two Interactive Software, Inc.
240,000 4.000
04/14/32
232,980
2,645,704
Healthcare – 3.5%
Aetna, Inc.
140,000 6.625
06/15/36
154,949
314,000 3.875
08/15/47
238,905
Cigna Group (The)
1,210,000 4.375
10/15/28
1,221,427
220,000 2.375
03/15/31
199,402
300,000 4.800
08/15/38
290,393
30,000 4.800
07/15/46
27,062
466,000 4.900
12/15/48
424,300
266,000 3.400
03/15/50
190,002
430,000 3.400
03/15/51
301,290
489,000 5.600
02/15/54
483,210
CVS Health Corp.
180,000 5.000
01/30/29
184,291
1,500,000 3.750
04/01/30
1,463,710
1,600,000 1.875
02/28/31
1,406,750
100,000 2.125
09/15/31
88,153
531,000 5.700
06/01/34
560,011
780,000 4.780
03/25/38
741,110
100,000 6.000
06/01/44
101,752
100,000 4.250
04/01/50
78,788
770,000 6.050
06/01/54
783,683
141,000 6.000
06/01/63
138,812
Danaher Corp.
340,000 2.800
12/10/51
219,287
DH Europe Finance II Sarl
70,000 3.400
11/15/49
52,052
Elevance Health, Inc.
358,000 3.650
12/01/27
355,436
314,000 4.101
03/01/28
314,285
134,000 2.875
09/15/29
127,930
300,000 2.550
03/15/31
274,176
384,000 4.625
05/15/42
347,319
309,000 4.650
01/15/43
280,046
174,000 4.650
08/15/44
154,967
340,000 4.375
12/01/47
285,231
118,000 4.550
03/01/48
101,722
1,070,000 3.125
05/15/50
710,420
GE HealthCare Technologies, Inc.
1,657,000 5.905
11/22/32
1,791,462
HCA, Inc.
328,000 5.375
09/01/26
329,737
280,000 5.200
06/01/28
287,312
100,000 5.625
09/01/28
103,041
476,000 5.875
02/01/29
496,235
404,000 4.125
06/15/29
403,065
350,000 3.500
09/01/30
337,792
100,000 5.125
06/15/39
98,268
315,000 5.500
06/15/47
303,249

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
HCA, Inc. – (continued)
$ 2,000 5.250%
06/15/49
$ 1,845
220,000 3.500
07/15/51
152,502
749,000 4.625
03/15/52
622,037
151,000 6.000
04/01/54
152,937
510,000 5.950
09/15/54
512,098
Humana, Inc.
786,000 5.950
03/15/34
830,976
Illumina, Inc.
150,000 2.550
03/23/31
135,626
UnitedHealth Group, Inc.
293,000 3.450
01/15/27
291,597
482,000 6.875
02/15/38
563,196
443,000 3.500
08/15/39
374,321
190,000 2.750
05/15/40
143,912
1,180,000 5.500
07/15/44
1,192,247
290,000 4.250
06/15/48
241,027
764,000 3.700
08/15/49
579,545
1,127,000 5.625
07/15/54
1,124,745
750,000 3.875
08/15/59
553,411
210,000 3.125
05/15/60
130,894
150,000 4.950
05/15/62
132,474
880,000 5.500
04/15/64
849,207
25,035,629
Insurance – 2.7%
Allstate Corp. (The)
100,000 3.850
08/10/49
77,620
(3M USD LIBOR + 2.120%)
242,000 6.500
05/15/57
(a)
255,696
American International Group, Inc.
130,000 6.250
05/01/36
141,849
301,000 4.750
04/01/48
269,918
200,000 4.375
06/30/50
169,391
Aon Corp.
358,000 2.800
05/15/30
337,207
50,000 6.250
09/30/40
55,103
Aon North America, Inc.
341,000 5.750
03/01/54
346,273
Arthur J Gallagher & Co.
780,000 5.000
02/15/32
796,963
320,000 6.750
02/15/54
357,642
Athene Holding Ltd.
250,000 6.625
05/19/55
260,337
(US 5 Year CMT T-Note +
2.582%)
201,000 6.875
06/28/55
(a)
196,822
Berkshire Hathaway Finance Corp.
258,000 1.850
03/12/30
237,377
100,000 1.450
10/15/30
89,020
363,000 2.875
03/15/32
340,914
200,000 4.200
08/15/48
170,457
100,000 4.250
01/15/49
85,780
754,000 2.850
10/15/50
496,701
50,000 2.500
01/15/51
30,492
834,000 3.850
03/15/52
655,449
Berkshire Hathaway, Inc.
92,000 4.500
02/11/43
86,894
Brighthouse Financial, Inc.
136,000 3.850
12/22/51
84,519
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
Brown & Brown, Inc.
$ 580,000 5.650%
06/11/34
$ 602,495
Chubb INA Holdings LLC
367,000 4.350
11/03/45
327,105
Corebridge Financial, Inc.
366,000 3.650
04/05/27
363,533
279,000 3.900
04/05/32
266,004
702,000 5.750
01/15/34
733,360
(US 5 Year CMT T-Note +
3.846%)
200,000 6.875
12/15/52
(a)
204,817
Equitable Holdings, Inc.
203,000 4.350
04/20/28
203,829
355,000 5.000
04/20/48
321,422
Everest Reinsurance Holdings, Inc.
324,000 3.500
10/15/50
228,621
Hartford Insurance Group, Inc. (The)
110,000 6.625
03/30/40
126,989
100,000 6.100
10/01/41
108,131
Jackson Financial, Inc.
190,000 3.125
11/23/31
172,985
370,000 5.670
06/08/32
384,311
Lincoln National Corp.
241,000 5.852
03/15/34
252,994
Markel Group, Inc.
160,000 5.000
03/30/43
148,121
Marsh & McLennan Cos., Inc.
674,000 4.550
11/08/27
681,650
965,000 4.375
03/15/29
975,750
530,000 2.250
11/15/30
483,462
100,000 4.200
03/01/48
83,821
206,000 4.900
03/15/49
188,499
MetLife, Inc.
150,000 4.550
03/23/30
153,231
400,000 5.700
06/15/35
428,253
386,000 6.400
12/15/36
406,688
256,000 4.125
08/13/42
219,341
250,000 4.875
11/13/43
234,315
326,000 4.600
05/13/46
295,854
380,000 5.000
07/15/52
353,635
160,000 5.250
01/15/54
154,171
PartnerRe Finance B LLC
350,000 3.700
07/02/29
343,899
Principal Financial Group, Inc.
40,000 4.300
11/15/46
34,578
Progressive Corp. (The)
100,000 4.000
03/01/29
100,315
Prudential Financial, Inc.
(3M USD LIBOR + 2.380%)
179,000 4.500
09/15/47
(a)
177,038
170,000 3.905
12/07/47
136,277
228,000 3.935
12/07/49
179,245
(US 5 Year CMT T-Note +
3.035%)
572,000 3.700
10/01/50
(a)
534,827
(US 5 Year CMT T-Note +
3.234%)
92,000 6.000
09/01/52
(a)
94,940

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
Prudential Financial, Inc. , MTN
$ 118,000 5.700%
12/14/36
$ 125,563
282,000 4.600
05/15/44
252,854
211,000 4.350
02/25/50
178,373
480,000 3.700
03/13/51
364,572
Reinsurance Group of America, Inc.
(US 5 Year CMT T-Note +
2.392%)
441,000 6.650
09/15/55
(a)
452,817
Travelers Cos., Inc. (The)
380,000 6.750
06/20/36
441,033
140,000 4.050
03/07/48
115,281
420,000 3.050
06/08/51
282,878
Trinity Acquisition PLC
120,000 6.125
08/15/43
123,101
Unum Group
300,000 6.000
06/15/54
297,145
W R Berkley Corp.
180,000 3.150
09/30/61
113,183
Willis North America, Inc.
100,000 5.350
05/15/33
103,893
300,000 3.875
09/15/49
227,490
19,325,113
Lodging – 0.1%
Las Vegas Sands Corp.
401,000 3.500
08/18/26
398,292
487,000 3.900
08/08/29
473,713
872,005
Media Non Cable – 0.3%
Netflix, Inc.
325,000 4.375
11/15/26
326,484
428,000 4.875
04/15/28
436,027
227,000 6.375
05/15/29
244,091
Paramount Global
340,000 4.200
05/19/32
316,699
581,000 4.950
05/19/50
448,887
1,772,188
Metals – 0.1%
Steel Dynamics, Inc.
300,000 5.375
08/15/34
313,083
Metals and Mining – 0.0%
Newmont Corp.
138,000 2.600
07/15/32
125,638
100,000 4.875
03/15/42
96,851
222,489
Mining – 0.0%
Freeport-McMoRan, Inc.
200,000 5.450
03/15/43
195,524
Publishing – 0.2%
S&P Global, Inc.
1,000,000 2.450
03/01/27
982,167
140,000 1.250
08/15/30
123,226
1,105,393
REITs and Real Estate – 2.7%
Agree LP
500,000 5.600
06/15/35
525,958
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Alexandria Real Estate Equities, Inc.
$ 250,000 2.000%
05/18/32
$ 211,715
150,000 1.875
02/01/33
123,445
357,000 3.000
05/18/51
220,153
250,000 3.550
03/15/52
170,440
299,000 5.625
05/15/54
281,068
American Assets Trust LP
629,000 6.150
10/01/34
643,271
American Homes 4 Rent LP
173,000 4.300
04/15/52
138,909
Americold Realty Operating Partnership LP
374,000 5.409
09/12/34
367,663
Boston Properties LP
250,000 6.750
12/01/27
261,612
300,000 4.500
12/01/28
301,361
925,000 2.450
10/01/33
767,839
80,000 5.750
01/15/35
82,374
Digital Realty Trust LP
450,000 5.550
01/15/28
462,925
635,000 3.600
07/01/29
622,676
Equinix, Inc.
270,000 3.200
11/18/29
259,485
204,000 2.150
07/15/30
185,201
200,000 2.500
05/15/31
181,234
GLP Capital LP / GLP Financing II, Inc.
406,000 5.300
01/15/29
414,843
100,000 3.250
01/15/32
90,478
100,000 6.750
12/01/33
108,022
100,000 6.250
09/15/54
99,653
HA Sustainable Infrastructure Capital, Inc.
110,000 6.150
01/15/31
113,025
403,000 6.375
07/01/34
414,082
Healthcare Realty Holdings LP
500,000 2.050
03/15/31
429,416
Highwoods Realty LP
422,000 3.050
02/15/30
393,499
500,000 2.600
02/01/31
445,739
Host Hotels & Resorts LP
1,051,000 5.500
04/15/35
1,066,408
Kilroy Realty LP
822,000 6.250
01/15/36
854,795
NNN REIT, Inc.
590,000 3.000
04/15/52
375,040
Omega Healthcare Investors, Inc.
420,000 5.200
07/01/30
427,148
Piedmont Operating Partnership LP
500,000 3.150
08/15/30
456,942
Prologis L.P.
500,000 1.750
07/01/30
449,967
Prologis LP
700,000 2.250
04/15/30
649,168
500,000 1.625
03/15/31
437,514
Realty Income Corp.
375,000 5.625
10/13/32
399,358
269,000 5.375
09/01/54
264,446
Safehold GL Holdings LLC
286,000 5.650
01/15/35
293,604
Simon Property Group LP
68,000 3.250
11/30/26
67,545

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Simon Property Group LP – (continued)
$ 450,000 3.375%
12/01/27
$ 445,187
242,000 2.450
09/13/29
228,825
274,000 2.650
07/15/30
256,945
384,000 3.250
09/13/49
270,837
220,000 3.800
07/15/50
168,029
126,000 6.650
01/15/54
143,078
Store Capital LLC
94,000 4.500
03/15/28
94,256
170,000 5.400
04/30/30
(b)
173,249
461,000 2.750
11/18/30
421,393
254,000 2.700
12/01/31
223,820
Ventas Realty LP
120,000 2.500
09/01/31
107,986
VICI Properties LP
650,000 4.750
02/15/28
655,767
750,000 4.950
02/15/30
760,288
900,000 5.125
05/15/32
910,735
Welltower OP LLC
290,000 4.250
04/15/28
291,903
276,000 3.100
01/15/30
265,049
19,475,368
Revenue – 1.1%
Adventist Health System
85,000 2.952
03/01/29
80,271
Allina Health System , Series 2019
190,000 3.887
04/15/49
151,393
Ascension Health
200,000 3.945
11/15/46
166,931
Ascension Health , Series B
840,000 2.532
11/15/29
794,916
Banner Health
730,000 2.913
01/01/51
480,837
California Institute of Technology
336,000 4.700
11/01/11
278,198
CommonSpirit Health
220,000 3.347
10/01/29
213,401
217,000 4.350
11/01/42
189,313
310,000 4.187
10/01/49
249,870
Duke University
50,000 3.299
10/01/46
36,198
Ford Foundation (The) , Series 2017
280,000 3.859
06/01/47
230,063
Georgetown University (The) , Series A
438,000 5.215
10/01/18
395,653
Hackensack Meridian Health, Inc.
190,000 4.211
07/01/48
160,119
Kaiser Foundation Hospitals
399,000 4.150
05/01/47
339,614
Kaiser Foundation Hospitals , Series 2019
286,000 3.266
11/01/49
205,106
Kaiser Foundation Hospitals , Series 2021
95,000 2.810
06/01/41
71,595
364,000 3.002
06/01/51
245,100
Massachusetts Institute of Technology
400,000 4.678
07/01/14
339,404
Memorial Sloan-Kettering Cancer Center , Series 2015
381,000 4.200
07/01/55
319,511
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Revenue – (continued)
Montefiore Obligated Group , Series 18-C
$ 407,000 5.246%
11/01/48
$ 334,500
New York and Presbyterian Hospital (The)
250,000 4.763
08/01/16
210,767
NYU Langone Hospitals
300,000 4.368
07/01/47
267,129
Piedmont Healthcare, Inc. , Series 2042
405,000 2.719
01/01/42
292,802
Providence St Joseph Health Obligated Group , Series A
150,000 3.930
10/01/48
118,675
Sutter Health
577,000 5.547
08/15/53
588,473
Trinity Health Corp. , Series 2021
100,000 2.632
12/01/40
74,661
Trustees of Dartmouth College
70,000 3.474
06/01/46
53,974
Trustees of the University of Pennsylvania (The)
100,000 4.674
09/01/12
84,256
University of Chicago (The) , Series C
170,000 2.547
04/01/50
113,940
University of Southern California
253,000 5.250
10/01/11
242,207
William Marsh Rice University
100,000 3.574
05/15/45
81,251
Willis-Knighton Medical Center , Series 2018
300,000 4.813
09/01/48
268,047
7,678,175
Software – 1.3%
Oracle Corp.
500,000 4.800
08/03/28
504,620
708,000 6.150
11/09/29
744,322
300,000 2.950
04/01/30
278,943
100,000 4.650
05/06/30
99,788
704,000 6.250
11/09/32
746,225
120,000 4.300
07/08/34
110,993
600,000 3.900
05/15/35
531,777
250,000 3.850
07/15/36
215,227
645,000 3.800
11/15/37
536,981
762,000 3.600
04/01/40
586,451
362,000 3.650
03/25/41
275,327
599,000 4.125
05/15/45
451,497
490,000 4.000
11/15/47
356,148
795,000 4.375
05/15/55
581,615
908,000 3.850
04/01/60
590,647
376,000 4.100
03/25/61
254,804
1,127,000 6.100
09/26/65
1,045,871
Salesforce, Inc.
460,000 3.700
04/11/28
460,101
455,000 1.950
07/15/31
407,035
411,000 2.900
07/15/51
267,253
Workday, Inc.
400,000 3.500
04/01/27
397,442
164,000 3.800
04/01/32
157,468
9,600,535
Technology – 6.8%
Adobe, Inc.
114,000 2.150
02/01/27
111,944
580,000 2.300
02/01/30
542,723

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Adobe, Inc. – (continued)
$ 151,000 4.950%
04/04/34
$ 156,761
Alphabet, Inc.
182,000 1.998
08/15/26
179,833
50,000 0.800
08/15/27
47,721
1,600,000 4.000
05/15/30
1,609,771
1,164,000 1.100
08/15/30
1,029,617
253,000 2.250
08/15/60
135,028
Analog Devices, Inc.
75,000 3.500
12/05/26
74,753
300,000 1.700
10/01/28
282,722
100,000 2.950
10/01/51
65,872
Apple, Inc.
404,000 2.450
08/04/26
400,401
565,000 2.050
09/11/26
557,598
120,000 3.000
06/20/27
118,814
692,000 2.900
09/12/27
682,934
218,000 3.000
11/13/27
215,693
392,000 1.200
02/08/28
371,824
252,000 1.400
08/05/28
237,593
320,000 3.250
08/08/29
314,545
336,000 1.650
05/11/30
306,118
118,000 1.250
08/20/30
104,835
1,488,000 1.650
02/08/31
1,330,509
272,000 1.700
08/05/31
242,033
310,000 4.500
02/23/36
316,589
64,000 4.450
05/06/44
59,728
100,000 3.750
11/13/47
80,926
717,000 2.950
09/11/49
496,139
309,000 2.550
08/20/60
178,816
325,000 2.800
02/08/61
196,238
808,000 2.850
08/05/61
494,405
100,000 4.100
08/08/62
81,254
Applied Materials, Inc.
100,000 3.300
04/01/27
99,383
650,000 1.750
06/01/30
588,889
236,000 4.350
04/01/47
206,654
AppLovin Corp.
102,000 5.500
12/01/34
105,464
Arrow Electronics, Inc.
135,000 5.875
04/10/34
141,112
Automatic Data Processing, Inc.
467,000 1.250
09/01/30
413,522
Broadcom, Inc.
203,000 3.459
09/15/26
202,196
605,000 4.750
04/15/29
617,264
420,000 5.050
07/12/29
434,491
248,000 4.150
11/15/30
247,700
514,000 2.450
02/15/31
472,243
570,000 4.300
11/15/32
567,821
585,000 3.419
04/15/33
549,436
290,000 3.469
04/15/34
268,161
600,000 3.137
11/15/35
(b)
524,103
471,000 3.187
11/15/36
(b)
405,520
600,000 3.500
02/15/41
498,932
322,000 3.750
02/15/51
249,742
Broadridge Financial Solutions, Inc.
250,000 2.600
05/01/31
227,065
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Cisco Systems, Inc.
$ 658,000 5.050%
02/26/34
$ 682,273
505,000 5.500
01/15/40
531,912
Concentrix Corp.
138,000 6.850
08/02/33
137,170
Dell International LLC / EMC Corp.
892,000 4.900
10/01/26
895,614
200,000 5.250
02/01/28
204,581
200,000 5.300
10/01/29
206,907
50,000 5.750
02/01/33
52,923
113,000 8.100
07/15/36
137,872
450,000 3.375
12/15/41
346,649
Dell, Inc.
140,000 7.100
04/15/28
150,529
733,000 5.400
09/10/40
722,714
Fidelity National Information Services, Inc.
275,000 1.650
03/01/28
259,941
Fiserv, Inc.
407,000 3.200
07/01/26
404,028
69,000 4.200
10/01/28
68,660
280,000 3.500
07/01/29
270,748
637,000 5.625
08/21/33
658,498
400,000 4.400
07/01/49
318,230
Hewlett Packard Enterprise Co.
400,000 4.400
09/25/27
401,500
1,112,000 5.000
10/15/34
1,105,054
HP, Inc.
531,000 5.500
01/15/33
551,508
IBM International Capital Pte Ltd.
910,000 5.300
02/05/54
871,340
Intel Corp.
674,000 5.150
02/21/34
685,765
160,000 4.600
03/25/40
145,086
170,000 4.250
12/15/42
139,975
100,000 5.625
02/10/43
98,192
200,000 3.050
08/12/51
126,434
746,000 5.700
02/10/53
713,686
100,000 5.600
02/21/54
95,466
2,000 4.950
03/25/60
1,678
International Business Machines Corp.
655,000 1.700
05/15/27
635,154
1,086,000 1.950
05/15/30
990,158
540,000 4.150
05/15/39
488,584
200,000 5.600
11/30/39
210,292
80,000 4.000
06/20/42
68,405
300,000 4.250
05/15/49
247,789
300,000 2.950
05/15/50
195,565
120,000 4.900
07/27/52
108,233
Intuit, Inc.
600,000 5.200
09/15/33
629,523
100,000 5.500
09/15/53
100,596
Keysight Technologies, Inc.
300,000 4.950
10/15/34
303,863
KLA Corp.
650,000 4.100
03/15/29
652,900
100,000 3.300
03/01/50
71,320
100,000 4.950
07/15/52
93,106
322,000 5.250
07/15/62
309,065

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Lam Research Corp.
$ 436,000 4.000%
03/15/29
$ 436,614
228,000 1.900
06/15/30
207,337
220,000 4.875
03/15/49
204,778
322,000 2.875
06/15/50
214,314
Meta Platforms, Inc.
1,170,000 3.500
08/15/27
1,161,006
1,064,000 4.600
05/15/28
1,084,245
290,000 4.800
05/15/30
299,471
410,000 4.650
08/15/62
343,337
51,000 5.750
05/15/63
50,875
504,000 5.550
08/15/64
486,493
Microsoft Corp.
1,354,000 2.400
08/08/26
1,340,814
87,000 3.300
02/06/27
86,722
382,000 3.500
02/12/35
363,872
470,000 3.450
08/08/36
434,181
81,000 4.100
02/06/37
79,576
390,000 5.200
06/01/39
414,905
508,000 2.525
06/01/50
320,778
129,000 2.921
03/17/52
87,644
576,000 2.675
06/01/60
342,896
400,000 3.041
03/17/62
258,507
Motorola Solutions, Inc.
624,000 4.600
05/23/29
631,944
386,000 2.750
05/24/31
353,698
130,000 5.500
09/01/44
128,444
NVIDIA Corp.
340,000 3.200
09/16/26
338,491
475,000 1.550
06/15/28
450,903
400,000 2.000
06/15/31
361,265
PayPal Holdings, Inc.
355,000 2.650
10/01/26
351,323
480,000 3.250
06/01/50
333,369
QUALCOMM, Inc.
304,000 3.250
05/20/27
301,847
200,000 1.300
05/20/28
187,799
126,000 2.150
05/20/30
116,180
320,000 4.650
05/20/35
323,757
1,051,000 4.500
05/20/52
907,661
Synopsys, Inc.
140,000 5.000
04/01/32
143,776
150,000 5.700
04/01/55
150,403
Texas Instruments, Inc.
968,000 4.150
05/15/48
810,879
Uber Technologies, Inc.
947,000 4.800
09/15/34
954,180
Verisk Analytics, Inc.
100,000 5.500
06/15/45
98,895
VMware LLC
125,000 1.400
08/15/26
122,698
49,218,798
Transportation – 1.9%
American Airlines Group, Inc. Pass-Through Trust , Series 2016-1,
AA
57,193 3.575
01/15/28
56,327
Burlington Northern Santa Fe LLC
190,000 5.750
05/01/40
203,344
92,000 4.450
03/15/43
83,079
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Transportation – (continued)
Burlington Northern Santa Fe LLC – (continued)
$ 180,000 4.900%
04/01/44
$ 172,065
180,000 4.150
04/01/45
153,790
92,000 3.900
08/01/46
74,937
206,000 4.150
12/15/48
172,305
219,000 3.550
02/15/50
164,049
379,000 3.300
09/15/51
268,075
736,000 4.450
01/15/53
632,803
CSX Corp.
450,000 3.800
03/01/28
449,346
200,000 4.250
03/15/29
201,870
270,000 4.100
03/15/44
229,572
700,000 3.800
11/01/46
559,802
240,000 4.300
03/01/48
204,209
130,000 4.500
11/15/52
112,751
100,000 4.500
08/01/54
85,895
Federal Express Corp. Pass Through Trusts , Series 20-1, AA
549,478 1.875
02/20/34
480,755
FedEx Corp.
180,000 4.250
05/15/30
180,838
180,000 2.400
05/15/31
162,655
344,000 5.100
01/15/44
317,023
430,000 4.750
11/15/45
373,940
368,000 4.550
04/01/46
309,257
Norfolk Southern Corp.
225,000 5.550
03/15/34
238,721
410,000 4.450
06/15/45
362,265
150,000 4.550
06/01/53
129,021
340,000 3.155
05/15/55
225,423
150,000 5.950
03/15/64
157,840
Ryder System, Inc. , MTN
380,000 2.850
03/01/27
374,285
Union Pacific Corp.
130,000 2.400
02/05/30
121,735
290,000 2.375
05/20/31
266,279
1,148,000 2.800
02/14/32
1,056,725
140,000 3.200
05/20/41
110,591
278,000 3.799
10/01/51
214,767
95,000 2.950
03/10/52
62,110
250,000 4.950
09/09/52
233,364
250,000 3.875
02/01/55
192,109
408,000 3.839
03/20/60
301,631
100,000 3.550
05/20/61
68,832
446,000 3.799
04/06/71
315,590
United Airlines, Inc. Pass-Through Trust , Series 2024-1, AA
944,280 5.450
02/15/37
978,654
United Parcel Service, Inc.
100,000 3.400
03/15/29
98,581
940,000 4.875
03/03/33
973,741
300,000 5.150
05/22/34
314,079
250,000 6.200
01/15/38
278,050
200,000 4.875
11/15/40
194,907
820,000 3.750
11/15/47
644,989
13,562,976
Water – 0.1%
American Water Capital Corp.
90,000 4.450
06/01/32
90,376
130,000 4.300
09/01/45
113,263
160,000 4.000
12/01/46
131,348

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Water – (continued)
Essential Utilities, Inc.
$ 400,000 5.375%
01/15/34
$ 414,450
749,437
Wireless – 3.5%
American Tower Corp.
556,000 3.375
10/15/26
552,541
200,000 2.750
01/15/27
197,133
361,000 3.800
08/15/29
355,413
80,000 2.900
01/15/30
75,702
300,000 1.875
10/15/30
267,022
470,000 5.900
11/15/33
504,883
251,000 3.100
06/15/50
168,222
AT&T, Inc.
551,000 3.800
02/15/27
549,447
282,000 2.300
06/01/27
274,784
912,000 4.350
03/01/29
916,882
1,139,000 4.300
02/15/30
1,144,994
885,000 4.550
11/01/32
886,190
910,000 2.550
12/01/33
779,733
384,000 5.400
02/15/34
401,906
379,000 4.500
05/15/35
367,604
140,000 4.850
03/01/39
134,614
348,000 5.150
03/15/42
335,446
255,000 4.350
06/15/45
214,171
293,000 4.500
03/09/48
247,105
225,000 4.550
03/09/49
190,581
538,000 3.650
06/01/51
388,460
130,000 3.300
02/01/52
86,365
660,000 3.500
09/15/53
454,626
620,000 3.550
09/15/55
424,227
530,000 3.800
12/01/57
376,819
617,000 3.650
09/15/59
420,305
192,000 3.850
06/01/60
136,082
Crown Castle, Inc.
260,000 3.800
02/15/28
257,274
100,000 2.500
07/15/31
89,412
100,000 5.200
09/01/34
101,752
120,000 4.750
05/15/47
103,812
486,000 5.200
02/15/49
440,995
T-Mobile USA, Inc.
378,000 3.750
04/15/27
376,837
62,000 2.625
02/15/29
59,155
805,000 2.550
02/15/31
736,667
176,000 2.875
02/15/31
163,758
400,000 5.050
07/15/33
410,366
605,000 5.750
01/15/34
644,455
178,000 4.700
01/15/35
176,312
368,000 4.375
04/15/40
334,559
444,000 3.000
02/15/41
333,805
339,000 4.500
04/15/50
285,587
256,000 3.300
02/15/51
174,930
345,000 3.400
10/15/52
236,740
200,000 5.650
01/15/53
197,665
380,000 5.750
01/15/54
381,095
1,000,000 5.700
01/15/56
994,488
400,000 3.600
11/15/60
272,125
200,000 5.800
09/15/62
201,631
Verizon Communications, Inc.
559,000 4.125
03/16/27
559,154
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – (continued)
Verizon Communications, Inc. – (continued)
$ 561,000 4.016%
12/03/29
$ 557,631
284,000 3.150
03/22/30
272,388
236,000 1.500
09/18/30
207,698
85,000 1.680
10/30/30
75,272
110,000 7.750
12/01/30
126,681
670,000 2.550
03/21/31
614,226
553,000 5.050
05/09/33
571,422
140,000 4.500
08/10/33
138,584
605,000 4.400
11/01/34
586,618
180,000 5.850
09/15/35
192,847
220,000 4.272
01/15/36
207,653
445,000 5.250
03/16/37
451,563
430,000 2.650
11/20/40
313,568
610,000 3.400
03/22/41
481,143
60,000 6.550
09/15/43
66,547
110,000 4.125
08/15/46
89,379
514,000 4.862
08/21/46
462,544
311,000 4.522
09/15/48
264,274
364,000 2.875
11/20/50
231,599
499,000 3.550
03/22/51
363,721
130,000 2.987
10/30/56
79,327
259,000 3.000
11/20/60
156,020
420,000 3.700
03/22/61
291,144
25,185,680
TOTAL CORPORATE OBLIGATIONS
(Cost $609,189,808)
594,305,958
a
Foreign Corporate Debt – 15.9%
Banks – 8.7%
Banco Bilbao Vizcaya Argentaria SA ( Spain )
(US 1 Year CMT T-Note +
2.700%)
600,000 6.138
09/14/28
(a)
620,870
(US 1 Year CMT T-Note +
1.950%)
100,000 6.033
03/13/35
(a)
107,089
Banco Santander SA ( Spain )
1,000,000 4.250
04/11/27
1,002,505
2,000,000 5.294
08/18/27
2,035,969
310,000 4.379
04/12/28
311,418
600,000 6.607
11/07/28
641,757
325,000 3.490
05/28/30
313,937
(US 1 Year CMT T-Note +
0.900%)
200,000 1.722
09/14/27
(a)
196,237
(US 1 Year CMT T-Note +
2.000%)
200,000 4.175
03/24/28
(a)
199,972
(US 1 Year CMT T-Note +
1.600%)
336,000 3.225
11/22/32
(a)
308,741
Bank of Montreal ( Canada )
94,000 5.266
12/11/26
95,409
511,000 5.203
02/01/28
524,281
219,000 5.717
09/25/28
228,689
(SOFR + 1.250%)
310,000 4.640
09/10/30
(a)
314,145

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
(5 Year USD Swap + 1.432%)
$ 424,000 3.803%
12/15/32
(a)
$ 417,982
(US 5 Year CMT T-Note +
1.400%)
600,000 3.088
01/10/37
(a)
538,726
Bank of Nova Scotia (The) ( Canada )
80,000 1.950
02/02/27
78,285
684,000 4.850
02/01/30
700,562
530,000 2.450
02/02/32
473,766
490,000 5.650
02/01/34
522,461
Barclays PLC ( United Kingdom )
(3M USD LIBOR + 3.054%)
600,000 5.088
06/20/30
(a)
611,114
(US 1 Year CMT T-Note +
1.900%)
1,000,000 2.645
06/24/31
(a)
926,963
(US 1 Year CMT T-Note +
1.200%)
1,000,000 2.667
03/10/32
(a)
912,339
(US 1 Year CMT T-Note +
1.300%)
1,000,000 2.894
11/24/32
(a)
909,451
(SOFR + 3.570%)
200,000 7.119
06/27/34
(a)
225,271
(US 5 Year CMT T-Note +
2.900%)
500,000 3.564
09/23/35
(a)
473,888
(SOFR + 1.830%)
200,000 5.860
08/11/46
(a)
207,571
Canadian Imperial Bank of Commerce ( Canada )
100,000 5.001
04/28/28
102,329
930,000 3.600
04/07/32
888,077
Cooperatieve Rabobank UA ( Netherlands )
94,000 5.250
05/24/41
95,147
510,000 5.750
12/01/43
522,564
485,000 5.250
08/04/45
464,437
Deutsche Bank AG ( Germany )
(SOFR + 1.219%)
900,000 2.311
11/16/27
(a)
884,613
(SOFR + 1.318%)
664,000 2.552
01/07/28
(a)
652,520
1,740,000 5.414
05/10/29
1,814,326
(SOFR + 3.043%)
410,000 3.547
09/18/31
(a)
390,152
(SOFR + 2.257%)
480,000 3.742
01/07/33
(a)
447,995
HSBC Holdings PLC ( United Kingdom )
(TSFR3M + 1.808%)
1,005,000 4.041
03/13/28
(a)
1,003,205
(SOFR + 1.060%)
570,000 5.597
05/17/28
(a)
581,668
(SOFR + 2.610%)
710,000 5.210
08/11/28
(a)
722,151
(SOFR + 1.732%)
200,000 2.013
09/22/28
(a)
192,671
(SOFR + 3.350%)
290,000 7.390
11/03/28
(a)
307,195
(TSFR3M + 1.872%)
771,000 3.973
05/22/30
(a)
764,265
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
(SOFR + 1.187%)
$ 500,000 2.804%
05/24/32
(a)
$ 458,888
(SOFR + 2.530%)
580,000 4.762
03/29/33
(a)
579,849
(SOFR + 2.870%)
502,000 5.402
08/11/33
(a)
523,250
(SOFR + 2.390%)
1,420,000 6.254
03/09/34
(a)
1,558,555
(SOFR + 1.780%)
300,000 5.719
03/04/35
(a)
318,418
91,000 6.100
01/14/42
99,526
(SOFR + 2.650%)
400,000 6.332
03/09/44
(a)
441,813
HSBC Holdings PLC ( United Kingdom )
510,000 6.500
05/02/36
557,533
878,000 6.500
09/15/37
955,219
ING Groep NV ( Netherlands )
(SOFR + 1.440%)
326,000 5.335
03/19/30
(a)
337,151
(SOFR + 2.070%)
250,000 4.252
03/28/33
(a)
246,417
(SOFR + 1.610%)
785,000 5.525
03/25/36
(a)
821,583
Lloyds Banking Group PLC ( United Kingdom )
1,404,000 3.750
01/11/27
1,400,595
940,000 4.375
03/22/28
946,087
200,000 5.300
12/01/45
191,510
490,000 4.344
01/09/48
405,696
(3M USD LIBOR + 1.205%)
1,420,000 3.574
11/07/28
(a)
1,406,732
Mitsubishi UFJ Financial Group, Inc. ( Japan )
(US 1 Year CMT T-Note +
0.670%)
240,000 1.640
10/13/27
(a)
235,052
95,000 3.961
03/02/28
95,144
140,000 4.050
09/11/28
140,524
94,000 3.741
03/07/29
93,154
(US 1 Year CMT T-Note +
1.380%)
1,800,000 5.422
02/22/29
(a)
1,853,728
(US 1 Year CMT T-Note +
0.950%)
200,000 2.309
07/20/32
(a)
179,028
(US 1 Year CMT T-Note +
1.100%)
500,000 2.852
01/19/33
(a)
455,622
(US 1 Year CMT T-Note +
2.125%)
200,000 5.133
07/20/33
(a)
206,986
(US 1 Year CMT T-Note +
1.630%)
800,000 5.441
02/22/34
(a)
843,136
Mizuho Financial Group, Inc. ( Japan )
(TSFR3M + 1.532%)
580,000 1.979
09/08/31
(a)
521,475
390,000 2.564
09/13/31
349,864
(US 1 Year CMT T-Note +
2.400%)
940,000 5.669
09/13/33
(a)
1,001,228

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
(US 1 Year CMT T-Note +
1.300%)
$ 1,120,000 5.579%
05/26/35
(a)
$ 1,180,501
National Australia Bank Ltd. ( Australia )
1,150,000 5.087
06/11/27
1,173,038
National Bank of Canada ( Canada )
2,540,000 4.500
10/10/29
2,570,236
NatWest Group PLC ( United Kingdom )
(3M USD LIBOR + 1.905%)
420,000 5.076
01/27/30
(a)
430,250
(US 1 Year CMT T-Note +
2.100%)
230,000 6.016
03/02/34
(a)
247,806
(US 5 Year CMT T-Note +
2.350%)
370,000 3.032
11/28/35
(a)
340,676
Royal Bank of Canada ( Canada )
425,000 3.625
05/04/27
423,951
Royal Bank of Canada , GMTN ( Canada )
236,000 1.400
11/02/26
230,984
405,000 4.240
08/03/27
407,660
612,000 4.900
01/12/28
625,200
792,000 4.950
02/01/29
815,699
309,000 2.300
11/03/31
278,485
300,000 5.000
02/01/33
310,272
431,000 5.000
05/02/33
445,116
(SOFRINDX + 0.720%)
379,000 4.510
10/18/27
(a)
380,375
Santander UK Group Holdings PLC ( United Kingdom )
(3M USD LIBOR + 1.400%)
1,260,000 3.823
11/03/28
(a)
1,252,008
Sumitomo Mitsui Financial Group, Inc. ( Japan )
829,000 1.402
09/17/26
813,504
174,000 3.446
01/11/27
173,177
390,000 5.716
09/14/28
407,097
300,000 1.902
09/17/28
283,546
1,540,000 5.316
07/09/29
1,600,896
300,000 5.424
07/09/31
315,702
2,060,000 5.808
09/14/33
2,221,094
Toronto-Dominion Bank (The) ( Canada )
(US 5 Year CMT T-Note +
1.500%)
260,000 5.146
09/10/34
(a)
263,967
Toronto-Dominion Bank (The) , MTN ( Canada )
218,000 2.000
09/10/31
194,909
UBS AG ( Switzerland )
200,000 4.500
06/26/48
178,465
UBS Group AG ( Switzerland )
(SOFR + 3.730%)
2,940,000 4.194
04/01/31
(a)(b)
2,927,634
Westpac Banking Corp. ( Australia )
(US 1 Year CMT T-Note +
2.680%)
140,000 5.405
08/10/33
(a)
145,175
270,000 6.820
11/17/33
303,787
150,000 2.963
11/16/40
116,288
(US 5 Year CMT T-Note +
1.750%)
500,000 2.668
11/15/35
(a)
452,430
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Westpac Banking Corp. , GMTN ( Australia )
5 Year USD Swap + 2.236%
$ 519,000 4.322%
11/23/31
(a)
$ 518,461
62,984,865
Basic Industry – 0.1%
Nutrien Ltd. ( Canada )
554,000 5.800
03/27/53
567,351
Beverages – 0.2%
Coca-Cola Femsa SAB de CV ( Mexico )
750,000 2.750
01/22/30
709,765
330,000 5.250
11/26/43
326,326
Fomento Economico Mexicano SAB de CV ( Mexico )
630,000 3.500
01/16/50
470,070
1,506,161
Brokerage – 0.4%
Nomura Holdings, Inc. ( Japan )
300,000 1.653
07/14/26
295,536
300,000 2.172
07/14/28
285,421
300,000 2.679
07/16/30
278,074
550,000 2.608
07/14/31
499,232
576,000 2.999
01/22/32
526,141
1,007,000 5.783
07/03/34
1,071,863
2,956,267
Capital Goods – 0.0%
nVent Finance Sarl ( United Kingdom )
140,000 5.650
05/15/33
147,077
Consumer Noncyclical – 1.3%
Astrazeneca Finance LLC ( United Kingdom )
356,000 4.875
03/03/28
364,132
200,000 1.750
05/28/28
190,269
1,000,000 4.850
02/26/29
1,027,871
300,000 2.250
05/28/31
273,376
AstraZeneca PLC ( United Kingdom )
888,000 4.000
01/17/29
890,718
440,000 6.450
09/15/37
507,909
200,000 4.375
08/17/48
178,691
94,000 3.000
05/28/51
65,197
BAT Capital Corp. ( United Kingdom )
500,000 3.462
09/06/29
486,906
500,000 6.343
08/02/30
540,273
1,072,000 4.390
08/15/37
993,072
100,000 7.081
08/02/53
114,734
Bayer  U.S. Finance II LLC ( Germany )
421,000 4.650
11/15/43
(b)
342,991
392,000 4.700
07/15/64
(b)
298,513
GlaxoSmithKline Capital PLC ( United Kingdom )
314,000 3.375
06/01/29
308,388
Reynolds American, Inc. ( United Kingdom )
800,000 5.700
08/15/35
842,175
134,000 5.850
08/15/45
133,278
Takeda Pharmaceutical Co. Ltd. ( Japan )
1,865,000 3.025
07/09/40
1,441,161
8,999,654
Consumer Products – 0.3%
Unilever Capital Corp. ( United Kingdom )
100,000 2.900
05/05/27
98,877
300,000 4.250
08/12/27
302,311

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Consumer Products – (continued)
Unilever Capital Corp. (United Kingdom) – (continued)
$ 500,000 3.500%
03/22/28
$ 498,140
700,000 2.125
09/06/29
657,870
200,000 1.750
08/12/31
176,611
78,000 5.900
11/15/32
85,881
250,000 5.000
12/08/33
260,339
2,080,029
Energy – 0.9%
Canadian Natural Resources Ltd. ( Canada )
299,000 3.850
06/01/27
297,726
300,000 6.250
03/15/38
321,625
Canadian Natural Resources Ltd. , GMTN ( Canada )
364,000 4.950
06/01/47
322,056
Cenovus Energy, Inc. ( Canada )
100,000 6.750
11/15/39
111,348
Enbridge, Inc. ( Canada )
200,000 6.000
11/15/28
210,587
484,000 3.125
11/15/29
464,911
170,000 6.200
11/15/30
182,935
400,000 2.500
08/01/33
344,320
260,000 3.400
08/01/51
180,402
(TSFR3M + 3.680%)
130,000 5.500
07/15/77
(a)
130,000
(TSFR3M + 3.903%)
480,000 6.250
03/01/78
(a)
488,400
Equinor ASA ( Norway )
120,000 3.625
04/06/40
103,329
TotalEnergies Capital International SA ( France )
158,000 2.829
01/10/30
150,998
210,000 2.986
06/29/41
160,037
144,000 3.461
07/12/49
104,351
322,000 3.127
05/29/50
220,594
307,000 3.386
06/29/60
205,811
TotalEnergies Capital SA ( France )
96,000 3.883
10/11/28
96,185
611,000 5.150
04/05/34
637,941
540,000 5.488
04/05/54
532,480
TransCanada PipeLines Ltd. ( Canada )
366,000 6.200
10/15/37
395,421
602,000 7.625
01/15/39
724,904
150,000 5.100
03/15/49
141,206
Woodside Finance Ltd. ( Australia )
261,000 5.100
09/12/34
261,090
6,788,657
Financial Company – 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
952,000 2.450
10/29/26
938,682
300,000 3.000
10/29/28
291,026
200,000 5.100
01/19/29
205,323
632,000 3.300
01/30/32
585,113
300,000 3.400
10/29/33
272,533
480,000 3.850
10/29/41
396,550
(US 5 Year CMT T-Note +
2.720%)
689,000 6.950
03/10/55
(a)
721,049
Brookfield Finance, Inc. ( Canada )
521,000 3.900
01/25/28
519,214
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Financial Company – (continued)
Brookfield Finance, Inc. (Canada) – (continued)
$ 120,000 4.850%
03/29/29
$ 123,126
719,000 4.350
04/15/30
722,388
237,000 4.700
09/20/47
205,901
100,000 3.500
03/30/51
70,298
CI Financial Corp. ( Canada )
242,000 3.200
12/17/30
218,488
ORIX Corp. ( Japan )
1,465,000 4.650
09/10/29
1,490,363
6,760,054
Food and Beverage – 0.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. ( Belgium )
772,000 4.700
02/01/36
770,969
1,497,000 4.900
02/01/46
1,406,854
Anheuser-Busch InBev Finance, Inc. ( Belgium )
433,000 4.900
02/01/46
406,926
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
155,000 4.900
01/23/31
161,182
340,000 5.450
01/23/39
355,769
244,000 4.950
01/15/42
237,122
262,000 4.439
10/06/48
229,868
425,000 5.550
01/23/49
431,897
439,000 5.800
01/23/59
457,030
4,457,617
Forest Products & Paper – 0.1%
Suzano Austria GmbH ( Brazil )
354,000 6.000
01/15/29
364,952
Suzano Austria GmbH , Series DM3N ( Brazil )
188,000 3.125
01/15/32
167,975
532,927
Insurance – 0.2%
AXA SA ( France )
410,000 8.600
12/15/30
486,327
Fairfax Financial Holdings Ltd. ( Canada )
654,000 5.750
05/20/35
684,043
Manulife Financial Corp. ( Canada )
140,000 3.703
03/16/32
135,686
1,306,056
Internet – 0.3%
Alibaba Group Holding Ltd. ( China )
400,000 2.700
02/09/41
299,987
400,000 4.400
12/06/57
344,278
500,000 3.250
02/09/61
336,739
Baidu, Inc. ( China )
490,000 4.875
11/14/28
502,626
560,000 3.425
04/07/30
547,372
2,031,002
Lodging – 0.1%
Sands China Ltd. ( Macau )
740,000 5.400
08/08/28
752,312
Metals and Mining – 0.4%
BHP Billiton Finance USA Ltd. ( Australia )
1,481,000 5.000
02/21/30
1,533,162
1,051,000 5.500
09/08/53
1,070,914
Rio Tinto Finance USA Ltd. ( Australia )
160,000 2.750
11/02/51
101,044

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Metals and Mining – (continued)
Rio Tinto Finance USA PLC ( Australia )
$ 160,000 5.250%
03/14/35
$ 165,810
160,000 4.125
08/21/42
139,812
3,010,742
Mining – 0.3%
Barrick North America Finance LLC ( Canada )
100,000 7.500
09/15/38
120,363
634,000 5.750
05/01/43
656,534
Southern Copper Corp. ( Mexico )
484,000 7.500
07/27/35
574,894
171,000 6.750
04/16/40
194,140
76,000 5.250
11/08/42
73,013
86,000 5.875
04/23/45
88,948
Vale Canada Ltd. ( Canada )
100,000 7.200
09/15/32
111,526
Vale Overseas Ltd. ( Brazil )
306,000 6.400
06/28/54
315,777
Vale SA ( Brazil )
120,000 5.625
09/11/42
121,196
2,256,391
Natural Gas – 0.1%
South Bow USA Infrastructure Holdings LLC ( Canada )
400,000 5.026
10/01/29
405,211
Semiconductors – 0.1%
TSMC Arizona Corp. ( Taiwan )
350,000 2.500
10/25/31
320,667
450,000 3.125
10/25/41
368,649
689,316
Technology – 0.2%
NXP BV / NXP Funding LLC / NXP USA, Inc. ( Netherlands )
470,000 4.300
06/18/29
470,358
226,000 3.400
05/01/30
217,873
263,000 2.500
05/11/31
237,901
285,000 5.000
01/15/33
290,919
1,217,051
Transportation – 0.1%
Canadian Pacific Railway Co. ( Canada )
640,000 2.450
12/02/31
576,418
400,000 6.125
09/15/15
411,262
987,680
Wireless – 0.3%
Rogers Communications, Inc. ( Canada )
380,000 5.300
02/15/34
386,308
145,000 4.500
03/15/42
126,317
528,000 4.550
03/15/52
430,824
TEL U.S. Corp. ( Canada )
(US 5 Year CMT T-Note +
2.709%)
444,000 7.000
10/15/55
(a)
464,929
Vodafone Group PLC ( United Kingdom )
100,000 4.375
02/19/43
86,280
400,000 4.875
06/19/49
352,278
434,000 5.750
02/10/63
419,769
2,266,705
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Wirelines – 0.3%
Bell Telephone Co. of Canada or Bell Canada ( Canada )
$ 130,000 4.464%
04/01/48
$ 108,886
(US 5 Year CMT T-Note +
2.363%)
645,000 7.000
09/15/55
(a)
679,506
Bell Telephone Co. of Canada or Bell Canada , Series US-5
( Canada )
295,000 2.150
02/15/32
256,095
Orange SA ( France )
95,000 5.500
02/06/44
94,905
Telefonica Emisiones SA ( Spain )
840,000 4.665
03/06/38
774,729
1,914,121
TOTAL FOREIGN CORPORATE DEBT
(Cost $114,103,802)
114,617,246
Shares
Dividend
Rate Value
aa a
Investment Company – 0.4%
(d)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
3,196,102 3.928% 3,196,102
(Cost $3,196,102)
TOTAL INVESTMENTS – 98.9%
(Cost $726,489,712)
$ 712,119,306
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.1%
8,129,652
NET ASSETS – 100.0%
$ 720,248,958
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on
November 30, 2025.
(b)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 98.4%
Alabama - 2.1%
Alabama Public School and College Authority Tax Exempt Capital
Improvement and RB, Series 2020-A (Aa1/AA)
$ 30,000 5.000%
11/01/2034
$ 33,091
Alabama Public School and College Authority Tax Exempt Capital
Improvement and RB, Series 2020-A (Aa1/AA)
30,000 5.000
11/01/2035
32,884
25,000 4.000
11/01/2036
25,786
Southeast Energy Authority A Cooperative District Energy Supply
RB, Series 2025H (A1/NR)
25,000 5.000
(a)
11/01/2035
27,007
Southeast Energy Authority, A Cooperative District Energy Supply
RB Series 2025C (Aa1/NR)
30,000 5.000
(b)(c)
05/01/2055
32,221
The Black Belt Energy Gas District Gas Project Revenue
Refunding Bonds 2025 Series D (Aa3/NR)
30,000 5.000
(b)(c)
12/01/2055
32,532
The Black Belt Energy Gas District Gas Supply RB, Series 2023B
(Aa1/NR)
30,000 5.250
(b)(c)
12/01/2053
32,498
216,019
Arizona - 1.3%
Arizona Board of Regents University of Arizona System Revenue
Refunding Bonds Series 2016 (Aa3/AA-)
30,000 3.000
06/01/2034
29,423
50,000 3.000
06/01/2035
48,709
City of Mesa Utility Systems Revenue Refunding Bonds Series
2019C (Aa2/AA-)
20,000 5.000
07/01/2034
21,531
Salt Verde Financial Corp. RB Gas Senior Series 2007-1
(A3/BBB+)
30,000 5.000
12/01/2037
32,584
132,247
Arkansas - 0.3%
City of Fort Smith Water and Sewer Refunding and Construction
RB Series 2018 (NR/A)
30,000 5.000
10/01/2030
31,675
a a
California - 18.9%
Anaheim Lease RB Anaheim Public Improvement Project 1997
(AGM) (A1/AA)
50,000 0.000
(d)
09/01/2032
40,755
California Community Choice Financing Authority Clean Energy
Project RB Series 2021B-1 (Green Bonds) (A1/NR)
30,000 4.000
(b)(c)
02/01/2052
30,564
California Community Choice Financing Authority Clean Energy
Project RB Series 2024D (Aa1/NR)
40,000 5.000
(b)(c)
02/01/2055
43,649
California Educational Facilities Authority Stanford University RB
Series U-2 (Aaa/AAA)
90,000 5.000
10/01/2032
106,469
California Health Facilities Financing Authority RB Adventist
Health System/West Series 2013A (NR/BBB+)
50,000 4.000
03/01/2033
50,008
California Health Facilities Financing Authority, Refunding RB
(Cedars-Sinai Medical Center) Series 2015 (Aa3/NR)
30,000 3.500
11/15/2034
30,004
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Infrastructure and Economic Development Bank
California Clean Water and Drinking Water State Revolving
Fund RB Series 2024 (Aaa/AAA)
$ 30,000 5.000%
10/01/2033
$ 35,924
40,000 5.000
10/01/2035
47,330
City of Los Angeles Department of Water and Power Water System
RB 2017 Series A (Aa2/AA-)
30,000 5.000
07/01/2033
30,664
County of Santa Clara GO Bonds
(Election of 2008) 2013 Series B3 (NR/AAA)
50,000 3.250
08/01/2035
49,881
Department of Water and Power of the City of Los Angeles Power
System RB 2024 Series E (Aa2/A)
40,000 5.000
07/01/2033
45,658
Department of Water and Power of the City of Los Angeles RB
Series 2018 D (Aa2/A)
50,000 5.000
07/01/2033
57,073
30,000 5.000
07/01/2034
31,476
Infrastructure and Economic Development Bank, California Clean
Water and Drinking Water State Revolving Fund RB Breen
Bond Series 2023 (Aaa/AAA)
30,000 5.000
10/01/2028
32,418
Long Beach California Bond Financial Authority Natural Gas Pure
RB 2007A (A1/A-)
35,000 5.500
11/15/2037
41,676
Los Angeles County Metropolitan Transportation Authority
Measure R Senior Sales Tax RB 2021-A (Aa1/AAA)
30,000 5.000
06/01/2029
32,995
Los Angeles County Metropolitan Transportation Authority
Measure R Senior Sales Tax RB Series 2021-A (Aa1/AAA)
40,000 4.000
06/01/2034
42,989
Los Angeles County Public Works Financing Authority Lease RB
2021 Series F Green Bonds (Aa2/AA+)
30,000 5.000
12/01/2034
34,315
Los Angeles Unified School District 2019 GO Refunding Bond
Series A (Aa2/NR)
40,000 3.000
01/01/2034
39,841
Marin Healthcare District Marin County California GO Bonds
Election of 2013 Series 2017A (Aa2/NR)
30,000 3.000
08/01/2037
28,888
Metropolitan Water District of Southern California Subordinate
Water Revenue Refunding Bonds, 2020 Series A (NR/AA+)
30,000 4.000
07/01/2029
31,691
M-S-R Energy Authority Gas RB Series 2009 B (NR/BBB+)
40,000 6.500
11/01/2039
49,259
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
40,000 6.500
11/01/2039
49,259
San Bernadino Community College District, San Bernardino and
Riverside Counties Election of 2002 GO Bonds Series D
(Aa1/AA)
50,000 0.000
(d)
08/01/2032
41,556
San Diego Unified School District GO Refunding Bonds Series
2012 R-1 (Aa2/AA-)
50,000 0.000
(d)
07/01/2031
43,142
San Francisco Bay Area Rapid Transit District GO Bonds Election
of 2016 2017 Series A-1 Green Bonds (Aa1/AA-)
30,000 5.000
08/01/2031
31,355
25,000 4.000
08/01/2036
25,410

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
San Francisco Unified School District California GO Bonds
Proposition A Election of 2006 Series F 2015 and Proposition
A Election of 2011 Series C 2015 (A1/AA-)
$ 40,000 3.500%
06/15/2035
$ 40,002
San Jose Evergreen California Community College District GO
Bonds Election of 2004 B (AGM) (Aaa/AA+)
50,000 0.000
(d)
09/01/2031
43,080
Santa Clara County Financing Authority California Refunding
Lease RB Multiple Facilities Projects 2016 Series Q
(NR/AA+)
50,000 3.000
05/15/2035
48,952
Santa Clara Unified School District Election of 2014 GO Bonds
Series 2019 (Aaa/AAA)
30,000 3.000
07/01/2033
30,040
Southern California Public Power Authority and Transmission
System Renewal Project RB 2023-1 (Aa2/NR)
50,000 5.000
07/01/2034
57,264
State of California Department of Water Resources and Water
System Central Valley Project RB Series AX (Aa1/AAA)
35,000 5.000
12/01/2030
36,899
State of California GO Various Purpose Bonds (Aa2/AA-)
30,000 5.000
03/01/2030
33,183
70,000 5.000
11/01/2031
77,950
30,000 5.000
11/01/2032
32,144
30,000 5.000
03/01/2034
32,973
State of California GO Various Purpose Refunding Bonds
(Aa2/AA-)
50,000 5.000
11/01/2032
58,081
40,000 4.000
11/01/2034
40,712
State of California Tax Exempt Various Purpose GO Refunding
Bonds (Aa2/AA-)
20,000 5.000
10/01/2028
21,475
The Regents of The University of California General RB Series
2024 BV (Aa2/AA)
40,000 5.000
05/15/2036
47,148
The Regents of the University of California General Revenue
Bonds 2017 Series AY (Aa2/AA)
30,000 5.000
05/15/2032
31,142
The Regents of the University of California General Revenue
Bonds 2017 Series Bv (Aa2/AA)
50,000 5.000
05/15/2033
59,436
The Regents of the University of California Limited Project RB
2022 Series S (Aa3/AA-)
40,000 5.000
05/15/2029
43,845
The Regents of the University of California Limited Project RB
2022 Series S Forward Delivery (Aa3/AA-)
25,000 5.000
05/15/2031
28,641
WM S Hart High School District GO Bonds Election 2001 2005 B
(AGM) (Aa2/AA)
30,000 0.000
(d)
09/01/2029
26,938
1,914,154
Colorado - 1.9%
Colorado Health Facilities Authority Hospital RB Series 2015
(NR/A-)
30,000 5.000
01/15/2035
30,067
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2024A (A3/A-)
50,000 5.000
12/01/2034
56,528
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Series 2019A (NR/A+)
$ 30,000 5.000%
11/01/2034
$ 31,921
Joint School District No. 28J In Adams and Arapahoe
Counties Colorado GO Bonds Series 2025
(ST AID WITHHLDG) (Aa1/AA)
30,000 5.500
12/01/2040
35,507
State of Colorado Building Excellent Schools Today Certificates of
Participation Tax-Exempt Series 2019O (Aa2/AA-)
40,000 4.000
03/15/2039
40,319
194,342
Connecticut - 1.0%
City of New Haven Connecticut GO Bonds Issue of 2025
(AG) (A1/AA)
25,000 5.000
08/01/2035
29,005
State of Connecticut GO Bonds 2024 Series B
(Social Bonds) (Aa2/AA-)
40,000 5.000
01/15/2038
45,299
State of Connecticut Tax Exempt GO Bonds 2018 Series E
(Aa2/AA-)
30,000 5.000
09/15/2034
31,809
106,113
Delaware - 0.3%
The State of Delaware GO Refunding Bonds Series 2017A
(Aaa/AAA)
27,000 5.000
01/01/2028
28,408
a a
District of Columbia - 2.8%
District of Columbia Washington D.C. General Obligation Bonds
Series 2024A (Aa1/AA+)
40,000 5.000
08/01/2036
46,153
District of Columbia Washington D.C. GO Bonds Series 2017D
(Aa1/AA+)
40,000 4.000
06/01/2033
40,620
District of Columbia Washington D.C. GO Bonds Series 2021D
(Aa1/AA+)
30,000 5.000
02/01/2029
32,228
District of Columbia Washington D.C. Income Tax Secured RB
Series 2019A Tax Exempt (Aa1/AAA)
30,000 5.000
03/01/2030
32,616
District of Columbia Washington D.C. Income Tax
Secured Revenue and Refunding Bonds Series 2025A
(Tax-Exempt) (Aa1/AAA)
50,000 5.000
06/01/2039
56,842
Washington Metropolitan Area Transit Authority Second Lien
Dedicated RB Series 2023A (NR/AA)
70,000 5.000
07/15/2041
76,017
284,476
Florida - 4.6%
Central Florida Expressway Authority Senior Lien Refunding RB
Series 2017 (BAM) (Aa3/AA)
80,000 3.250
07/01/2039
77,556
City of Cape Coral Fl Water and Sewer Refunding RB Series 2017
(A1/A+)
20,000 5.000
10/01/2032
20,723
City of Jacksonville Transportation RB Refunding Series 2015
(Aa2/AA-)
30,000 3.000
10/01/2031
30,002

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
City of Lakeland Energy System Refunding RB Series 2016
(Aa2/AA)
$ 40,000 2.500%
10/01/2027
$ 39,573
Florida Housing Finance Corporation Homeowner
Mortgage RB 2021 Series 1 Non-AMT
(Social Bonds) (GNMA/FNMA/FHLMC) (Aaa/NR)
30,000 1.800
07/01/2036
24,198
Florida State Board of Education Public Education Capital Outlay
Refunding Bonds 2019 Series C (Aaa/AAA)
30,000 5.000
06/01/2031
32,559
JEA Water and Sewer System RB 2017 Series A (Aa1/AA+)
40,000 3.250
10/01/2036
39,895
Miami-Dade County Florida Transit System Sales Surtax Revenue
Refunding Bonds Series 2019 (NR/AA)
25,000 3.000
07/01/2038
23,171
Miami-Dade County Florida Water and Sewer System Revenue
Refunding Bonds Series 2017B (Aa3/AA)
30,000 4.000
10/01/2037
30,341
Orlando Utilities Commission Utility System RB Series 2018A
(Aa2/AA)
30,000 5.000
10/01/2032
31,264
Reedy Creek Improvement District Florida Ad Valorem Tax Bonds
Series 2017A (Aa3/AA-)
20,000 5.000
06/01/2030
20,669
State of Florida Full Faith and Credit State Board of Education
Public Education Capital Outlay Refunding Bonds 2022 Series
B Forward Delivery (Aaa/AAA)
30,000 5.000
06/01/2028
31,844
Tampa Bay Water, Florida Utility System Revenue Refunding &
Improvement Revenue Bonds 2001 A (NATL) (Aa1/AA+)
30,000 6.000
10/01/2029
33,293
The School Board of Miami-Dade County Florida Certificates of
Participation Series 2015D (A1/A+)
35,000 4.000
02/01/2032
35,073
470,161
Georgia - 0.7%
Forsyth County School District Georgia GO Bonds Series 2020
(Aaa/AAA)
30,000 5.000
02/01/2030
33,033
State of Georgia GO Bonds Series 2015A (Aaa/AAA)
35,000 4.000
02/01/2033
35,039
68,072
Hawaii - 1.2%
City and County of Honolulu GO Bonds Series 2018A Tax Exempt
(Aa2/NR)
30,000 5.000
09/01/2029
31,952
City and County of Honolulu GO Tax Exempt Refunding Bonds
Series 2017D (Aa2/NR)
30,000 5.000
09/01/2033
31,078
City and County of Honolulu Transit Improvements GO Series E
(Aa2/NR)
30,000 5.000
03/01/2029
32,304
State of Hawaii GO Bonds of 2018 Series FT (Aa2/AA+)
30,000 5.000
01/01/2034
31,403
126,737
Illinois - 4.1%
City of Chicago GO Bonds Series 2019A (NR/BBB)
40,000 5.000
01/01/2039
40,368
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago GO Bonds Series 2019A (NR/BBB) – (continued)
$ 40,000 5.000%
01/01/2040
$ 40,152
Illinois Community College District No. 512 GO Bonds Series
2020 (Aaa/NR)
40,000 4.000
12/15/2029
41,356
Illinois Finance Authority RB for The University of Chicago, Series
2021A (Forward Delivery) (Aa2/AA-)
20,000 5.000
10/01/2032
22,732
Illinois St GO Bonds October 2020 B (A2/A-)
40,000 4.000
10/01/2032
41,104
20,000 4.000
10/01/2034
20,306
Regional Transportation Authority GO Bonds 2004A
(AGM) (Aa3/AA)
30,000 5.750
06/01/2029
32,504
Sales Tax Securitization Corp. Sales Tax Securitization Bonds
Series 2023A Social Bonds (NR/A+)
20,000 3.000
01/01/2027
19,975
State of Illinois Build Illinois Bonds Sales Tax RB Junior
Obligation Series C of March 2025 (NR/A)
40,000 5.000
06/15/2042
42,904
State of Illinois GO Bonds Refunding Series October 2024 (A2/A-)
50,000 5.000
02/01/2034
56,529
State of Illinois GO Bonds, Series May 2023B (A2/A-)
50,000 5.000
05/01/2034
55,174
413,104
Indiana - 2.3%
Allen County, Indiana Building Corporation Indiana Lease Rental
RB Series 2024 (ST INTERCEPT) (Aa2/NR)
(NR)
80,000 5.000
07/15/2041
87,105
City of Carmel Redevelopment Authority Indiana Ad Valorem
Property Tax Lease Rental Bonds Series 2024B (NR/AA)
60,000 4.000
07/15/2041
59,609
Indiana Finance Authority State Revolving Fund Program Bonds
Series 2024A (NR/AAA)
50,000 5.000
02/01/2039
56,725
Indiana Revenues Special Program Carmel Jr Waterworks Project
Series 2008 B (AGM) (A1/AA)
30,000 0.000
(d)
06/01/2031
25,624
229,063
Iowa - 0.9%
Board of Regents State of Iowa Hospital Revenue Refunding Bonds
Series S.U.I. 2022C University of Iowa Hospitals and Clinics
(Aa2/AA)
30,000 5.000
09/01/2028
31,859
Iowa Finance Authority State Revolving Fund RB Series 2017
Green Bonds (Aaa/AAA)
30,000 5.000
08/01/2027
31,198
30,000 5.000
08/01/2030
31,205
94,262
Kentucky - 0.6%
Commonwealth of Kentucky State Property and Buildings
Commission RB Project No. 132 Series A (Aa3/NR)
30,000 5.000
04/01/2036
34,892

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky – (continued)
Public Energy Authority of Kentucky Gas Supply RB, 2025 Series
B (Baa2/NR)
$ 25,000 5.000%
12/01/2033
$ 26,169
61,061
Louisiana - 0.6%
City of Shreveport, Louisiana Water & Sewer RB Junior Lien
Series 2018C (BAM) (Ba1/AA)
20,000 5.000
12/01/2026
20,373
Louisiana Public Facilities Authority Revenue Reference RB
Ochsner Clinic Foundation 2016 (A3/A)
40,000 4.000
05/15/2041
38,997
59,370
Maryland - 2.0%
Montgomery County GO Consolidated Public Improvement Bonds
Series 2020 A (Aaa/AAA)
30,000 4.000
08/01/2031
31,735
State of Maryland GO Bonds State and Local Facilities Loan
of 2019 First Series Tax Exempt Bonds Bidding Group 1
(Aa1/AAA)
30,000 5.000
03/15/2027
30,958
State of Maryland GO Bonds State and Local Facilities Loan of
2020 Second Series A Tax Exempt Bonds Bidding Group 2
(Aa1/AAA)
30,000 5.000
08/01/2032
33,174
State of Maryland GO Bonds State and Local Facilities Loan of
2020 Second Series A Tax Exempt Bonds Second Series A
Bidding Group 1 Bonds (Aa1/AAA)
30,000 5.000
08/01/2028
31,948
35,000 5.000
08/01/2030
38,913
Washington Suburban Sanitary District Maryland Consolidated
Public Improvement Refunding Bonds of 2020
Montgomery and Prince George's Counties Maryland
(CNTY GTD) (Aaa/AAA)
30,000 5.000
06/01/2030
33,303
200,031
Massachusetts - 3.2%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2019 Series F (Aa1/AA+)
55,000 5.000
05/01/2029
59,585
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2024 Series B (Aa1/AA+)
40,000 5.000
05/01/2036
46,445
Commonwealth of Massachusetts GO Refunding Bonds 2018
Series C (Aa1/AA+)
20,000 5.000
09/01/2032
23,081
Massachusetts Bay Transn Authority Mass Sales Tax Revenue Sen
Sales Tax Bonds A-1 (Aa2/AA+)
40,000 5.250
07/01/2034
47,918
Massachusetts Development Finance Agency RB Dana-Farber
Cancer Institute Issue Series N 2016 (A1/A)
50,000 5.000
12/01/2041
50,521
Massachusetts Water Resources Authority General Revenue
Refunding Green Bonds 2024 Series C (Aa1/AA+)
40,000 5.000
08/01/2034
47,404
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2015 Series D (Aa1/AA+)
$ 50,000 3.000%
09/01/2032
$ 49,895
324,849
Michigan - 0.3%
Michigan State Housing Development Authority Rental Housing
RB 2019 Series A-1 Non-AMT (NR/AA+)
35,000 2.875
10/01/2034
32,539
a a
Minnesota - 1.0%
Minnesota Public Facilities Authority State Revolving Fund RB
Series 2023A (Aaa/AAA)
50,000 5.000
03/01/2033
58,092
State of Minnesota GO State Various Purpose Bonds Series 2018A
(Aaa/AAA)
40,000 5.000
08/01/2031
42,642
100,734
Missouri - 0.5%
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Bjc Health System Series
2025A (Aa2/AA)
40,000 5.000
04/01/2036
46,771
a a
Montana - 0.5%
City of Forsyth Rosebud County Montana Pollution Control
Revenue Refunding Bonds Puget Sound Energy Project Series
2013A Non-AMT (NR/A-)
50,000 3.900
(b)
03/01/2031
50,018
a a
Nebraska - 0.4%
Omaha Public Power District Nebraska Electric System RB 2024
Series C (Aa2/AA)
35,000 5.000
02/01/2042
38,097
a a
Nevada - 0.6%
Clark County School District GO Limited Tax Building and
Refunding Bonds Series 2017C (A1/AA-)
30,000 5.000
06/15/2027
31,057
30,000 5.000
06/15/2029
31,397
62,454
New Jersey - 2.5%
New Jersey Educational Facilities Authority Princeton University
RB 2024 Series A-1 (Aaa/AAA)
40,000 5.000
03/01/2031
45,144
New Jersey Health Care Facilities Financing Authority RB Valley
Health System Obligated Group Series 2019 (NR/A)
30,000 5.000
07/01/2032
32,246
New Jersey State Transportation Authority System Bonds Series
2006C (AMBAC) (A1/A)
25,000 0.000
(d)
12/15/2028
22,821
New Jersey State Transportation Authority System Bonds Series
2006C (AGM) (A1/AA)
20,000 0.000
(d)
12/15/2029
17,757
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A1/A)
20,000 0.000
(d)
12/15/2031
16,613
30,000 0.000
(d)
12/15/2034
22,149

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A1/A)
$ 40,000 0.000%
(d)
12/15/2027
$ 37,654
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A1/A)
40,000 0.000
(d)
12/15/2033
30,739
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2018 Series A (A1/A)
30,000 5.000
12/15/2029
32,025
257,148
New York - 14.9%
Dormitory Authority of The State of New York New York Personal
Income Tax RB General Purpose Series 2020A Bidding Group
2 Bonds Tax Exempt (Aa1/NR)
30,000 5.000
03/15/2032
33,145
Dormitory Authority of The State of New York New York State
Personal Income Tax RB General Purpose Series 2020A
Bidding Group 2 Bonds Tax Exempt (Aa1/NR)
30,000 5.000
03/15/2031
33,308
50,000 4.000
03/15/2034
51,701
Dormitory Authority of The State Of New York New York State
Personal Income Tax RB General Purpose Series 2020A
Bidding Group 2 Bonds Tax Exempt (Aa1/NR)
30,000 5.000
03/15/2033
33,030
Dormitory Authority of The State of New York School
Districts RB Financing Program RB Series 2017B
(AGM ST INTERCEPT) (Aa3/AA)
30,000 5.000
10/01/2028
31,275
30,000 5.000
10/01/2032
31,281
Dormitory Authority of The State of New York State Sales Tax RB
Series 2018A (Aa1/AA+)
30,000 5.000
03/15/2028
31,600
Hudson Yards Infrastructure Corp. Hudson Yards RB Fiscal 2022
Series A Green Bonds (Aa2/AA)
20,000 5.000
02/15/2032
23,008
Hudson Yards Infrastructure Corporation Revenue Bonds Fiscal
Green Bonds Series 2022 A (Aa2/AA)
30,000 4.000
02/15/2038
30,912
Long Island Power Authority Electric System RB Series C
(AGC) (A2/AA)
30,000 5.250
09/01/2029
32,393
Metropolitan Transportation Authority Dedicated Tax Fund
Refunding Green Bonds Subseries 2017B-2 (NR/AA)
25,000 3.125
11/15/2033
24,632
Metropolitan Transportation Authority New York Transportation
RB Subseries 2021A-2 (A2/A)
70,000 4.000
11/15/2041
68,332
Metropolitan Transportation Authority RB Refunding for Climate
Bond Certified Series 2020 E (A2/A)
30,000 5.000
11/15/2029
32,539
30,000 5.000
11/15/2033
32,776
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2017C-1 (A2/A)
35,000 5.000
11/15/2034
36,621
30,000 3.250
11/15/2036
27,244
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds, Series 2017C-2, Capital Appreciation
Bonds, Climate Bond Certified (A2/A)
30,000 0.000
(d)
11/15/2033
22,911
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Housing Development Corp. Multi-Family Housing
RB 2017 Series G-1 Sustainable Neighborhood Bonds
(Aa2/AA+)
$ 30,000 3.450%
11/01/2037
$ 29,325
New York City Municipal Water Finance Authority Water & Sewer
System Second General Resolution RB Fiscal 2024 Subseries
BB-2 (Aa1/AA+)
40,000 5.000
06/15/2035
47,365
New York City Transitional Finance Authority Building Aid RB
Fiscal 2023 Series S-1 Subseries S-1A Tax Exempt Bonds
(ST AID WITHHLDG) (Aa2/AA)
40,000 5.000
07/15/2030
44,430
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2001 Series C (Aa1/AAA)
30,000 5.000
02/01/2030
32,883
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2010 Subseries G-5 (Aa1/AAA)
30,000 5.000
05/01/2030
33,056
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2019 Series A Subseries A-1
(Aa1/AAA)
30,000 5.000
08/01/2034
31,625
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2021 Series D Subseries D-1 Tax
Exempt Bonds (Aa1/AAA)
30,000 5.000
11/01/2034
32,830
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2022 Series A Subseries A-1 Tax
Exempt Bonds (Aa1/AAA)
30,000 5.000
11/01/2028
32,101
25,000 5.000
11/01/2034
27,816
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2022 Series A Subseries A-1 Tax-
Exempt Bonds (Aa1/AAA)
40,000 5.000
11/01/2032
45,056
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2022 Series C Subseries C-1 Tax
Exempt (Aa1/AAA)
20,000 5.000
02/01/2035
22,367
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2025 Series C Subseries C-1 Tax-
Exempt Bonds (Aa1/AAA)
40,000 5.000
05/01/2039
44,650
New York Convention Center Development Corp. RB for New York
City Hotel Unit Fee Revenue Series 2015 (A2/NR)
30,000 5.000
11/15/2032
30,036
30,000 3.500
11/15/2034
30,000
New York State Dormitory Authority RB for Memorial Sloan-
Kettering Cancer Center (NATL) (WR/NR)
50,000 0.000
(d)
07/01/2027
47,759
New York State Dormitory Authority Revenue Non State Supported
Debt RB New York University 2015A (Aa2/AA-)
30,000 2.800
07/01/2027
29,927
New York State Environmental Facilities Corp. State Clean
Water and Drinking Water Revolving Funds RB New York
City Municipal Water Finance Authority Projects - Second
Resolution Bonds Series 2017 E Subordinated SRF Bonds
(Aaa/AAA)
20,000 5.000
06/15/2030
20,750

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Thruway Authority New York State Personal
Income Tax RB Series 2025A (Aa1/NR)
$ 40,000 5.000%
03/15/2039
$ 45,713
State of New York Mortgage Agency Homeowner Mortgage RB
Series 225 (NON-AMT) (Aa1/NR)
60,000 2.000
10/01/2035
50,992
The City of New York GO Bonds Fiscal 2006 Series J
(AGM) (Aa2/AA)
40,000 5.000
06/01/2034
46,156
The City of New York GO Bonds Fiscal 2013 Series E (Aa2/AA)
35,000 3.000
08/01/2033
33,857
The City of New York GO Bonds Fiscal 2018 Series 1 (Aa2/AA)
30,000 5.000
08/01/2031
31,135
The City of New York GO Bonds Fiscal 2021 Series C (Aa2/AA)
30,000 5.000
08/01/2030
33,006
30,000 5.000
08/01/2034
32,702
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Payroll Mobility Tax Senior Lien Refunding Green Bonds
Series 2023A Climate Bond Certified (NR/AA+)
30,000 5.000
11/15/2029
32,929
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Payroll Mobility Tax Senior Lien Refunding Green Bonds
Series 2023C (NR/AA+)
40,000 5.000
11/15/2037
45,351
1,510,525
North Carolina - 1.3%
County of Wake Limited Obligation Bonds Series 2021 (Aa1/AA+)
30,000 4.000
03/01/2034
31,632
North Carolina Medical Care Commission Health Care Facilities
RB Vidant Health Series 2015 (A2/A)
50,000 4.000
06/01/2034
50,018
State of North Carolina Limited Obligation Bonds Series 2013A
(Aa1/AA+)
50,000 3.000
05/01/2031
50,007
131,657
North Dakota - 0.7%
North Dakota Public Finance Authority Revolving Fund Program
Bonds Series 2022A (Aaa/AAA)
30,000 5.000
10/01/2031
34,120
State of North Dakota Housing Finance Agency Program
Bonds Home Mortgage Finance Program 2021 Series B
(NON-AMT) (Social Bonds) (Aa1/NR)
40,000 2.300
07/01/2036
33,523
67,643
Ohio - 2.4%
American Municipal Power Inc. Prairie State Energy Campus
Project RB Refunding Series 2019C (A1/A)
30,000 5.000
02/15/2033
32,560
City of Columbus Sewerage System RB Refunding Series 2015
(Aa1/AA)
30,000 5.000
06/01/2030
30,336
County of Ohio Hospital Facilities RB for Mercy Health Series
2017A (A1/A+)
40,000 5.000
08/01/2028
41,794
Ohio Housing Finance Agency Residential Mortgage RB
Mortgage-Backed Securities Program 2022 Series A Non-
AMT Social Bonds (GNMA/FNMA/FHLMC) (Aa1/NR)
30,000 2.300
03/01/2033
27,049
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Ohio Water Development Authority State of Ohio Water Pollution
Control Loan Fund RB Series 2020B (Aaa/AAA)
$ 45,000 4.000%
12/01/2037
$ 46,284
Ohio Water Development Authority State Of Ohio Water Pollution
Control Loan Fund RB Series 2020B (Aaa/AAA)
30,000 5.250
12/01/2035
33,412
State of Ohio Higher Education GO Refunding Bonds Series
2017C (Aaa/AAA)
30,000 5.000
08/01/2027
31,228
242,663
Oklahoma - 1.2%
Creek County Educational Facilities Authority Educational
Facilities Lease RB Sapulpa Public Schools Project Series
2024 (BAM) (NR/AA)
80,000 5.000
09/01/2040
87,167
Grand River Dam Authority RB Series 2014A (A1/AA-)
30,000 3.375
06/01/2034
29,999
117,166
Oregon - 1.4%
City of Portland Oregon Second Lien Sewer System RB 2020
Series A (Aa2/AA)
20,000 5.000
03/01/2027
20,607
Medford Hospital Facilities Authority RB Refunding for Asante
Health System Obligated Group Series 2020 A (NR/A+)
40,000 5.000
08/15/2033
43,408
State of Oregon Housing and Community Services Department
Mortgage RB Single-Family Mortgage Program 2017 Series D
Non-AMT (Aa2/NR)
45,000 3.150
07/01/2032
44,675
West Linn-Wilsonville School District No. 3JT GO Bonds
for Clackamas and Washington Counties Series 2020A
(SCH BD GTY) (Aa1/NR)
50,000 0.000
(d)
06/15/2035
34,824
143,514
Pennsylvania - 2.8%
Commonwealth Financing Authority Tax Exempt RB Series 2015
A (Aa3/A)
30,000 5.000
06/01/2033
30,152
Department of Water and Power of the City of Los Angeles RB
Series 2018 D (A3/A)
30,000 3.250
07/01/2032
29,985
Pennsylvania Housing Finance Agency Single Family Mortgage RB
Series 2017-123B (NON-AMT) (Aa1/AA+)
40,000 3.450
10/01/2032
40,001
Pennsylvania Turnpike Commission Turnpike Subordinate RB
Series B of 2021 (A2/A+)
50,000 4.000
12/01/2040
50,511
Port Authority of Allegheny County Pennsylvania Special Revenue
Transportation Bonds Refunding Series of 2020 (Aa3/AA-)
30,000 5.000
03/01/2029
32,207
Sports and Exhibition Authority of Pittsburgh and Allegheny
County Allegheny County Hotel Room Excise Tax RB
Refunding Series A Of 2022 (AGM) (A2/AA)
30,000 5.000
02/01/2031
33,068
Sports and Exhibition Authority of Pittsburgh and Allegheny
County Hotel Room Excise Tax RB Refunding Series A Of
2022 (AGM) (A2/AA)
20,000 5.000
02/01/2032
22,361

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
The City of Philadelphia, Pennsylvania GO Bonds, Series 2021A
(Tax-Exempt) (A1/A+)
$ 40,000 5.000%
05/01/2034
$ 44,330
282,615
Tennessee - 1.6%
City of Memphis Tennessee Electric System RB Series 2025
(Aa2/NR)
25,000 5.000
12/01/2041
27,881
Metropolitan Government Nashville & Davidson County Health &
Ed. Fac. Board (WR/A)
30,000 5.000
07/01/2031
32,874
Tennessee State School Bond Authority Higher Educational
Facilities Second Program Bonds 2017 Refunding Series B
(ST INTERCEPT) (Aa1/AA+)
30,000 5.000
11/01/2027
31,349
Tennessee State School Bond Authority Higher Educational
Facilities Second Program Bonds 2017 Series A
(ST HGR ED INTERCEPT PROG) (Aa1/AA+)
30,000 5.000
11/01/2033
31,169
The Metropolitan Government of Nashville and Davidson County
GO Improvement Bonds Series 2021C (Aa2/AA+)
40,000 3.000
01/01/2034
39,474
162,747
Texas - 11.0%
Allen Independent School District Texas Collin County Unlimited
Tax Refunding Bonds Series 2025A (PSF-GTD) (Aaa/AAA)
40,000 5.000
(a)
02/15/2041
44,331
Austin Public Improvement Refunding Bonds 2020 (NR/AAA)
30,000 5.000
09/01/2029
32,590
Board of Regents of The Texas A&M University System Revenue
Financing System Bonds Series 2017E (Aaa/AAA)
30,000 5.000
05/15/2028
31,012
Board of Regents of The University of Houston System
Consolidated Revenue and Refunding Bonds Series 2022A
(Aa2/AA)
20,000 5.000
02/15/2031
22,273
Board of Regents of the University of Texas System Current
Refunding Revenue Bonds, Series A (Aaa/AAA)
30,000 5.000
08/15/2032
32,426
Board of Regents of The University of Texas System Permanent
University Fund Bonds Series 2024A (Aaa/AAA)
30,000 5.000
07/01/2039
33,792
City of Dallas International Airport Joint Revenue Refunding
Bonds Series 2022B (A1/AA-)
80,000 4.000
11/01/2041
80,400
City of Dallas Texas GO Refunding and Improvement Bonds Series
2019A (NR/AA-)
50,000 3.000
02/15/2036
47,144
City of Houston Texas Combined Utility System First Lien
Revenue Refunding Bonds Series 2018D (Aa2/NR)
30,000 5.000
11/15/2032
31,940
City of San Antonio Texas Electric and Gas Systems Revenue
Refunding Bonds New Series 2024C (Aa2/AA-)
80,000 5.000
02/01/2039
88,704
Collin County Community College District Texas Limited Tax
Bonds Series 2018 (Aaa/AAA)
35,000 4.000
08/15/2031
35,731
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Ector County Texas Certificates of Obligation Series 2024
(NR/AA-)
$ 30,000 5.000%
02/15/2038
$ 33,619
Harris County Cultural Education Facilities Finance Corporation
Hospital RB for Memorial Hermann Health System Series
2019A (Aa3/AA-)
30,000 5.000
12/01/2027
31,318
Harris County Cultural Education Facilities Finance Corporation
Hospital RB Memorial Hermann Health System 2024B
(Aa3/AA-)
50,000 5.000
07/01/2038
55,989
Harris County Texas Tax and Subordinate Lien Revenue Refunding
Bonds Series 2022A (Aaa/NR)
30,000 5.000
08/15/2027
31,190
20,000 5.000
08/15/2032
22,841
Harris County Texas Toll Road First Lien Revenue Refunding
Bonds Series 2025A (Aa2/NR)
25,000 5.000
(a)
08/15/2036
29,025
Hurst-Euless-Bedford Independent School District Unlimited Tax
Refunding Bonds Series 2017A (NR/AA+)
20,000 5.000
08/15/2027
20,787
20,000 5.000
08/15/2028
20,814
Lower Colorado River Authority Transmission Contract Refunding
RB LCRA Transmission Services Corporation Project Series
2024 (AG) (NR/AA)
40,000 5.000
05/15/2041
43,154
Midland County Texas Certificates of Obligation Series 2024
(NR/AA+)
20,000 5.000
02/15/2042
21,410
North East Texas Regional Mobility Authority Senior Lien Revenue
and Refunding Bonds Series 2025A (Baa1/A)
25,000 5.000
01/01/2042
26,782
North Texas Municipal Water District Water System RB Refunding
Bonds Series 2021A (Aa1/AAA)
30,000 4.000
09/01/2030
31,688
North Texas Tollway Authority System Revenue Refunding Bonds
First Tier Bonds Series 2020A (Aa3/AA-)
80,000 3.000
01/01/2038
74,120
Tarrant County Cultural Education Facilities Finance Corporation
RB Ascension Senior Credit Group Series 2025C-2 (Aa3/AA)
20,000 5.000
(a)(b)(c)
11/15/2051
22,774
Texas Water Development Board State Revolving Fund RB New
Series 2022 (NR/AAA)
25,000 5.000
08/01/2032
28,619
Texas Water Development Board State Revolving Fund RB New
Series 2023 (NR/AAA)
40,000 5.000
08/01/2032
45,791
Trinity River Authority of Texas Regional Wastewater System
Revenue Improvement and Refunding Bonds Series 2018
(NR/AAA)
30,000 5.000
08/01/2033
31,696
Trinity River Authority Regional Wastewater System Revenue
Improvement and Refunding Bonds Series 2017B (NR/AAA)
30,000 5.000
08/01/2030
31,164
Wylie Independent School District Collin County Texas Unlimited
Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
30,000 5.000
08/15/2036
33,972
1,117,096

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
**End swaps header**
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah - 1.0%
State Board of Regents of The State of Utah University of Utah
General Revenue Series 2017A (ST APPROP) (Aa1/AA+)
$ 30,000 5.000%
08/01/2031
$ 31,120
Utah Board of Higher Education University of Utah General RB
Series 2022B Green Bonds (Aa1/AA+)
30,000 5.000
08/01/2030
33,214
Utah Transit Authority Sales Tax Revenue Refunding Bonds Series
2006 C (AGM) (Aa2/AA+)
30,000 5.250
06/15/2032
33,734
98,068
Virginia - 1.5%
Fairfax County Virginia Public Improvement Bonds Series 2023A
(ST AID WITHHLDG) (Aaa/AAA)
30,000 4.000
10/01/2031
32,380
50,000 4.000
10/01/2034
53,352
Virginia College Building Authority Educational Facilities Revenue
Refunding Bonds 21St Century College and Equipment
Programs Series 2017E (Aa1/AA+)
30,000 5.000
02/01/2029
31,547
Virginia Educational Facilities RB Refunding for Public
Higher Education Financing Program Series 2016A
(ST INTERCEPT) (Aa1/AA+)
30,000 5.000
09/01/2028
30,483
147,762
Washington - 3.1%
Federal Way School District No. 210 Washington Unlimited Tax
GO and Refunding Bonds 2019 (SCH BD GTY) (Aaa/NR)
40,000 3.000
12/01/2037
37,301
State of Washington Various Purpose GO Bonds Series 2019A
(Aaa/AA+)
30,000 5.000
08/01/2032
31,854
25,000 5.000
08/01/2034
26,453
State of Washington Various Purpose GO Bonds Series 2021C
(Aaa/AA+)
50,000 5.000
02/01/2030
54,972
State of Washington Various Purpose GO Bonds Series 2023B
(Aaa/AA+)
40,000 5.000
02/01/2037
45,068
State of Washington Various Purpose GO Refunding Bonds Series
R-2018D (Aaa/AA+)
30,000 5.000
08/01/2031
31,205
The Central Puget Sound Regional Transit Authority Sales Tax and
Motor Vehicle Excise Tax Improvement and Refunding Bonds
Series 2021S-1 Green Bonds (Aa1/AAA)
30,000 5.000
11/01/2030
33,593
University of Washington General Revenue and Refunding Bonds
2015C (Aa1/AA+)
50,000 4.000
12/01/2028
50,034
310,480
Wisconsin - 0.9%
State of Wisconsin State of Wisconsin GO Refunding Bonds of
2024 Series 1 (Aa1/AA+)
40,000 5.000
05/01/2038
45,586
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health and Educational Facilities Authority Revenue
Refunding Bonds Series 2015 Prohealth Care Inc. Obligated
Group (A1/A+)
$ 45,000 3.150%
08/15/2027
$ 44,685
90,271
TOTAL MUNICIPAL BONDS
(Cost $9,753,302)
9,964,112
Shares
Dividend
    Rate Value
a
Investment Company - 1.2%
(e)
Goldman Sachs Financial Square Treasury Instruments Fund -
Institutional Shares
122,359 3.799% 122,359
(Cost $122,359)
TOTAL INVESTMENTS - 99.6%
(Cost $9,875,661)
$ 10,086,471
OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.4%
39,819
NET ASSETS - 100.0%
$ 10,126,290
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
When-issued security.
(b)
Variable Rate Demand Instruments – rate shown is that which is in effect on November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(c)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on November 30, 2025.
(d)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)
Represents an affiliated issuer.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Investment Abbreviations:
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM ST
INTERCEPT
-
Assured Guaranty Municipal Corp. State-Aid Intercept
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CNTY GTD - County Guaranteed
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
MTA - Metropolitan Transportation Authority
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
SCH BD
GTY
-
School Bond Guaranty
ST AID
WITHHLDG
-
State Aid Withholding
ST APPROP - State Appropriation
ST
INTERCEPT
-
State Aid Intercept
**End swaps header** (continued)

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills - 75.6%
U.S. Treasury Bills
$ 234,000 3.873% 01/02/26 $ 233,208
112,000 3.884 01/02/26 111,621
60,000 3.892 01/02/26 59,797
96,000 3.895 01/02/26 95,675
108,000 3.895 01/02/26 107,635
180,000 3.897 01/02/26 179,391
324,000 3.897 01/02/26 322,904
60,000 3.906 01/02/26 59,797
192,000 3.908 01/02/26 191,350
552,000 3.909 01/02/26 550,132
372,000 3.911 01/02/26 370,741
144,000 3.912 01/02/26 143,513
400,000,000 3.914 01/02/26 398,646,520
27,067,900 3.914 01/02/26 26,976,310
288,000 3.922 01/02/26 287,025
36,000 3.926 01/02/26 35,878
144,000 3.927 01/02/26 143,513
48,000 3.937 01/02/26 47,838
70,413,000 4.241 01/02/26 70,174,744
180,000 3.880 01/06/26 179,317
23,326,400 3.910 01/06/26 23,237,904
112,000 3.850 01/08/26 111,551
297,000 3.868 01/08/26 295,809
21,977,200 3.922 01/08/26 21,889,042
450,000,000 3.922 01/08/26 448,194,904
100,000,000 3.922 01/08/26 99,598,867
50,000,000 3.922 01/08/26 49,799,434
12,918,000 4.241 01/08/26 12,866,182
22,000 3.787 01/20/26 21,883
132,000 3.791 01/20/26 131,300
341,000 3.791 01/20/26 339,191
165,000 3.791 01/20/26 164,125
297,000 3.791 01/20/26 295,424
99,000 3.794 01/20/26 98,475
88,000 3.794 01/20/26 87,533
98,000 3.799 01/20/26 97,480
55,000 3.814 01/20/26 54,708
264,000 3.817 01/20/26 262,599
132,000 3.825 01/20/26 131,300
132,000 3.833 01/20/26 131,300
22,000 3.833 01/20/26 21,883
154,000 3.835 01/20/26 153,183
154,000 3.845 01/20/26 153,183
121,000 3.847 01/20/26 120,358
44,000 3.848 01/20/26 43,767
77,000 3.869 01/20/26 76,591
66,000 3.874 01/20/26 65,650
99,000 3.874 01/20/26 98,475
33,000 3.875 01/20/26 32,825
88,000 3.887 01/20/26 87,533
55,000 3.889 01/20/26 54,708
121,000 3.890 01/20/26 120,358
77,000 3.890 01/20/26 76,591
66,000 3.893 01/20/26 65,650
282,000 3.894 01/20/26 280,504
1,116,000 3.898 01/20/26 1,110,079
187,000 3.900 01/20/26 186,008
88,000 3.900 01/20/26 87,533
176,506,500 3.901 01/20/26 175,570,022
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 506,000 3.907% 01/20/26 $ 503,315
350,000,000 3.912 01/20/26 348,143,030
5,000,000 3.912 01/20/26 4,973,472
64,712,500 3.924 01/20/26 64,369,159
22,000 3.803 01/27/26 21,867
297,000 3.838 01/27/26 295,203
165,000 3.838 01/27/26 164,002
121,000 3.846 01/27/26 120,268
154,000 3.848 01/27/26 153,068
341,000 3.848 01/27/26 338,937
132,000 3.848 01/27/26 131,201
132,000 3.849 01/27/26 131,201
22,000 3.849 01/27/26 21,867
33,000 3.850 01/27/26 32,800
98,000 3.851 01/27/26 97,407
264,000 3.851 01/27/26 262,402
132,000 3.852 01/27/26 131,201
88,000 3.853 01/27/26 87,467
99,000 3.853 01/27/26 98,401
55,000 3.855 01/27/26 54,667
154,000 3.855 01/27/26 153,068
506,000 3.858 01/27/26 502,938
55,000 3.859 01/27/26 54,667
77,000 3.862 01/27/26 76,534
44,000 3.869 01/27/26 43,734
88,000 3.883 01/27/26 87,467
66,000 3.883 01/27/26 65,601
99,000 3.883 01/27/26 98,401
180,000 3.884 01/27/26 178,911
66,000 3.889 01/27/26 65,601
121,000 3.897 01/27/26 120,268
77,000 3.897 01/27/26 76,534
88,000 3.898 01/27/26 87,467
33,000 3.898 01/27/26 32,800
187,000 3.913 01/27/26 185,868
50,000,000 3.922 01/27/26 49,697,438
14,762,900 3.922 01/27/26 14,673,566
180,000 3.822 02/03/26 178,790
50,000 3.823 02/03/26 49,664
460,000 3.838 02/03/26 456,907
165,000 3.846 02/03/26 163,891
297,000 3.846 02/03/26 295,003
63,244,500 3.848 02/03/26 62,819,298
30,000 3.848 02/03/26 29,798
91,000 3.851 02/03/26 90,388
88,000 3.851 02/03/26 87,408
99,000 3.851 02/03/26 98,334
310,000 3.853 02/03/26 307,916
120,000 3.853 02/03/26 119,193
240,000 3.854 02/03/26 238,386
50,000 3.856 02/03/26 49,664
30,000 3.860 02/03/26 29,798
120,000 3.862 02/03/26 119,193
70,000 3.867 02/03/26 69,529
40,000 3.869 02/03/26 39,731
26,000 3.795 02/05/26 25,820
2,064,000 3.820 02/05/26 2,049,696
625,000 3.821 02/05/26 620,669
143,000 3.822 02/05/26 142,009

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 78,000 3.823% 02/05/26 $ 77,459
143,000 3.828 02/05/26 142,009
91,000 3.828 02/05/26 90,369
39,000 3.830 02/05/26 38,730
182,000 3.830 02/05/26 180,739
117,000 3.832 02/05/26 116,189
78,000 3.832 02/05/26 77,459
5,750,000 3.832 02/05/26 5,710,151
270,000 3.836 02/05/26 268,129
182,000 3.839 02/05/26 180,739
104,000 3.840 02/05/26 103,279
143,000 3.841 02/05/26 142,009
117,000 3.844 02/05/26 116,189
52,000 3.844 02/05/26 51,640
182,000 3.846 02/05/26 180,739
3,224,000 3.847 02/05/26 3,201,657
1,248,000 3.847 02/05/26 1,239,351
195,000 3.847 02/05/26 193,649
72,000 3.848 02/05/26 71,501
286,000 3.850 02/05/26 284,018
180,000,000 3.854 02/05/26 178,752,555
104,000 3.854 02/05/26 103,279
2,727,000 3.854 02/05/26 2,708,101
1,515,000 3.854 02/05/26 1,504,501
375,000 3.858 02/05/26 372,401
372,000 3.859 02/05/26 369,422
1,236,000 3.862 02/05/26 1,227,434
808,000 3.862 02/05/26 802,400
909,000 3.862 02/05/26 902,700
375,000,000 3.864 02/05/26 372,401,156
2,496,000 3.865 02/05/26 2,478,702
520,000 3.867 02/05/26 516,396
416,000 3.868 02/05/26 413,117
442,000 3.869 02/05/26 438,937
156,000 3.869 02/05/26 154,919
100,000,000 3.870 02/05/26 99,306,975
40,000,000 3.870 02/05/26 39,722,790
585,000 3.878 02/05/26 580,946
221,000 3.896 02/05/26 219,468
91,000 3.898 02/05/26 90,369
26,389,400 4.013 02/05/26 26,206,515
39,163,000 4.013 02/05/26 38,891,591
180,000 3.789 02/10/26 178,670
460,000 3.798 02/10/26 456,601
50,000 3.817 02/10/26 49,631
91,000 3.818 02/10/26 90,328
99,000 3.823 02/10/26 98,269
88,000 3.823 02/10/26 87,350
30,000 3.826 02/10/26 29,778
310,000 3.828 02/10/26 307,710
120,000 3.828 02/10/26 119,113
120,000 3.831 02/10/26 119,113
297,000 3.833 02/10/26 294,806
165,000 3.833 02/10/26 163,781
50,000 3.843 02/10/26 49,631
30,000 3.843 02/10/26 29,778
40,000 3.844 02/10/26 39,704
240,000 3.844 02/10/26 238,227
50,000,000 3.848 02/10/26 49,630,595
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 13,248,700 3.848% 02/10/26 $ 13,150,817
70,000 3.868 02/10/26 69,483
26,000 3.788 02/12/26 25,804
51,000 3.789 02/12/26 50,616
143,000 3.802 02/12/26 141,925
288,000 3.807 02/12/26 285,834
85,000 3.810 02/12/26 84,361
782,000 3.816 02/12/26 776,119
78,000 3.818 02/12/26 77,413
72,000 3.821 02/12/26 71,459
104,000 3.822 02/12/26 103,218
270,000 3.823 02/12/26 267,969
182,000 3.827 02/12/26 180,631
78,000 3.827 02/12/26 77,413
117,000 3.827 02/12/26 116,120
182,000 3.827 02/12/26 180,631
143,000 3.828 02/12/26 141,925
156,000 3.829 02/12/26 154,827
26,000 3.829 02/12/26 25,804
117,000 3.832 02/12/26 116,120
52,000 3.832 02/12/26 51,609
286,000 3.832 02/12/26 283,849
195,000 3.835 02/12/26 193,533
143,000 3.836 02/12/26 141,925
91,000 3.836 02/12/26 90,316
204,000 3.841 02/12/26 202,466
117,000 3.842 02/12/26 116,120
104,000 3.842 02/12/26 103,218
527,000 3.843 02/12/26 523,036
204,000 3.843 02/12/26 202,466
442,000 3.843 02/12/26 438,676
156,000 3.843 02/12/26 154,827
585,000 3.844 02/12/26 580,600
91,000 3.845 02/12/26 90,316
39,000 3.846 02/12/26 38,707
104,000 3.846 02/12/26 103,218
51,000 3.849 02/12/26 50,616
408,000 3.859 02/12/26 404,931
112,000 3.862 02/12/26 111,158
221,000 3.863 02/12/26 219,338
351,000 3.867 02/12/26 348,360
195,000 3.868 02/12/26 193,533
29,000,000 3.873 02/12/26 28,781,894
68,000 3.875 02/12/26 67,489
85,000 3.882 02/12/26 84,361
26,228,700 4.000 02/12/26 26,031,437
45,859,000 4.000 02/12/26 45,514,100
69,000 3.788 02/19/26 68,432
396,000 3.815 02/19/26 392,740
15,828,500 4.182 02/19/26 15,698,182
180,000 3.784 02/24/26 178,419
24,000 3.805 02/24/26 23,789
49,999,800 3.871 02/24/26 49,560,660
372,000 4.017 02/26/26 368,660
9,000,000 4.017 02/26/26 8,919,203
6,858,500 4.017 02/26/26 6,796,928
26,000 3.734 03/05/26 25,748
143,000 3.763 03/05/26 141,616
182,000 3.790 03/05/26 180,238

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 182,000 3.790% 03/05/26 $ 180,238
182,000 3.791 03/05/26 180,238
36,000 3.796 03/05/26 35,651
221,000 3.809 03/05/26 218,861
216,000 3.810 03/05/26 213,909
598,000 3.817 03/05/26 592,211
372,000 3.818 03/05/26 368,399
144,000 3.818 03/05/26 142,606
91,000 3.821 03/05/26 90,119
104,000 3.821 03/05/26 102,993
143,000 3.821 03/05/26 141,616
78,000 3.822 03/05/26 77,245
117,000 3.822 03/05/26 115,867
39,000 3.822 03/05/26 38,622
78,000 3.823 03/05/26 77,245
104,000 3.826 03/05/26 102,993
351,000 3.827 03/05/26 347,602
195,000 3.827 03/05/26 193,112
144,000 3.827 03/05/26 142,606
91,000 3.830 03/05/26 90,119
117,000 3.832 03/05/26 115,867
104,000 3.832 03/05/26 102,993
112,000 3.833 03/05/26 110,916
65,000 3.839 03/05/26 64,371
312,000 3.840 03/05/26 308,980
74,210,000 3.841 03/05/26 73,491,573
52,000 3.846 03/05/26 51,497
65,000 3.849 03/05/26 64,371
26,000 3.730 03/12/26 25,733
36,000 3.756 03/12/26 35,630
143,000 3.768 03/12/26 141,529
182,000 3.780 03/12/26 180,128
182,000 3.782 03/12/26 180,128
78,000 3.797 03/12/26 77,198
117,000 3.797 03/12/26 115,797
598,000 3.799 03/12/26 591,849
182,000 3.800 03/12/26 180,128
221,000 3.800 03/12/26 218,727
156,000 3.806 03/12/26 154,395
403,000 3.806 03/12/26 398,855
351,000 3.806 03/12/26 347,390
195,000 3.806 03/12/26 192,994
216,000 3.808 03/12/26 213,778
78,000 3.811 03/12/26 77,198
39,000 3.811 03/12/26 38,599
104,000 3.812 03/12/26 102,930
52,000 3.812 03/12/26 51,465
156,000 3.814 03/12/26 154,395
65,000 3.815 03/12/26 64,331
104,000 3.818 03/12/26 102,930
117,000 3.820 03/12/26 115,797
104,000 3.820 03/12/26 102,930
312,000 3.820 03/12/26 308,791
112,000 3.822 03/12/26 110,848
91,000 3.826 03/12/26 90,064
143,000 3.826 03/12/26 141,529
65,000 3.837 03/12/26 64,331
27,470,900 3.837 03/12/26 27,188,333
46,798,000 3.837 03/12/26 46,316,633
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 91,000 3.838% 03/12/26 $ 90,064
13,099,200 3.849 03/17/26 12,956,268
42,000 3.734 03/19/26 41,532
231,000 3.745 03/19/26 228,428
42,000 3.771 03/19/26 41,532
252,000 3.771 03/19/26 249,195
294,000 3.783 03/19/26 290,727
294,000 3.789 03/19/26 290,727
966,000 3.802 03/19/26 955,246
105,000 3.803 03/19/26 103,831
189,000 3.803 03/19/26 186,896
126,000 3.803 03/19/26 124,597
60,000 3.805 03/19/26 59,332
189,000 3.807 03/19/26 186,896
348,000 3.809 03/19/26 344,126
231,000 3.811 03/19/26 228,428
147,000 3.811 03/19/26 145,364
168,000 3.812 03/19/26 166,130
189,000 3.812 03/19/26 186,896
252,000 3.815 03/19/26 249,195
651,000 3.815 03/19/26 643,753
168,000 3.816 03/19/26 166,130
126,000 3.816 03/19/26 124,597
63,000 3.817 03/19/26 62,299
315,000 3.817 03/19/26 311,493
567,000 3.817 03/19/26 560,688
357,000 3.819 03/19/26 353,026
168,000 3.821 03/19/26 166,130
147,000 3.823 03/19/26 145,364
105,000 3.829 03/19/26 103,831
252,000 3.829 03/19/26 249,195
84,000 3.838 03/19/26 83,065
504,000 3.838 03/19/26 498,389
124,005,700 3.844 03/19/26 122,625,220
165,000 3.807 03/24/26 163,078
100,000,000 3.829 03/24/26 98,834,974
68,616,100 3.829 03/24/26 67,816,704
124,085,500 3.834 03/24/26 122,639,871
21,394,100 3.834 03/24/26 21,144,853
100,000,000 3.838 03/24/26 98,834,974
30,000,000 3.838 03/24/26 29,650,492
840,000 3.839 03/24/26 830,214
35,904,700 3.840 03/24/26 35,486,401
105,000 3.788 03/26/26 103,759
42,000 3.797 03/26/26 41,503
240,000 3.803 03/26/26 237,163
61,662,200 3.839 03/26/26 60,933,237
29,306,300 3.839 03/26/26 28,959,845
65,000 3.773 04/02/26 64,189
216,000 3.775 04/02/26 213,306
36,000 3.779 04/02/26 35,551
221,000 3.792 04/02/26 218,243
598,000 3.792 04/02/26 590,541
546,000 3.794 04/02/26 539,189
112,000 3.802 04/02/26 110,603
156,000 3.805 04/02/26 154,054
403,000 3.805 04/02/26 397,973
65,000 3.809 04/02/26 64,189
312,000 3.815 04/02/26 308,108

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 52,000 3.818% 04/02/26 $ 51,351
76,263,400 3.819 04/02/26 75,312,087
39,000 3.822 04/02/26 38,514
156,000 3.830 04/02/26 154,054
91,000 3.842 04/02/26 89,865
216,000 3.770 04/09/26 213,159
65,000 3.771 04/09/26 64,145
36,000 3.772 04/09/26 35,526
351,000 3.778 04/09/26 346,383
195,000 3.778 04/09/26 192,435
598,000 3.787 04/09/26 590,133
117,000 3.800 04/09/26 115,461
104,000 3.800 04/09/26 102,632
112,000 3.805 04/09/26 110,527
52,000 3.808 04/09/26 51,316
39,000 3.814 04/09/26 38,487
156,000 3.815 04/09/26 153,948
65,000 3.817 04/09/26 64,145
312,000 3.821 04/09/26 307,896
76,328,200 3.822 04/09/26 75,324,106
91,000 3.822 04/09/26 89,803
403,000 3.823 04/09/26 397,699
156,000 3.823 04/09/26 153,948
36,000 3.758 04/16/26 35,503
216,000 3.772 04/16/26 213,017
65,000 3.780 04/16/26 64,102
598,000 3.790 04/16/26 589,742
112,000 3.795 04/16/26 110,453
351,000 3.798 04/16/26 346,153
195,000 3.798 04/16/26 192,307
104,000 3.802 04/16/26 102,564
117,000 3.802 04/16/26 115,384
39,000 3.809 04/16/26 38,461
52,000 3.811 04/16/26 51,282
156,000 3.813 04/16/26 153,846
403,000 3.813 04/16/26 397,435
65,000 3.815 04/16/26 64,102
76,376,600 3.818 04/16/26 75,321,911
91,000 3.819 04/16/26 89,743
312,000 3.823 04/16/26 307,692
156,000 3.831 04/16/26 153,846
65,000 3.769 04/23/26 64,054
36,000 3.771 04/23/26 35,476
216,000 3.775 04/23/26 212,855
598,000 3.790 04/23/26 589,294
112,000 3.795 04/23/26 110,369
221,000 3.795 04/23/26 217,782
351,000 3.797 04/23/26 345,890
195,000 3.797 04/23/26 192,161
156,000 3.808 04/23/26 153,729
403,000 3.808 04/23/26 397,133
65,000 3.812 04/23/26 64,054
52,000 3.813 04/23/26 51,243
91,000 3.816 04/23/26 89,675
39,000 3.816 04/23/26 38,432
312,000 3.818 04/23/26 307,458
26,438,100 3.822 04/23/26 26,053,189
50,000,000 3.822 04/23/26 49,272,052
156,000 3.836 04/23/26 153,729
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 65,000 3.760% 04/30/26 $ 64,005
598,000 3.771 04/30/26 588,849
36,000 3.781 04/30/26 35,449
216,000 3.782 04/30/26 212,695
195,000 3.789 04/30/26 192,016
351,000 3.789 04/30/26 345,629
112,000 3.797 04/30/26 110,286
117,000 3.797 04/30/26 115,210
104,000 3.797 04/30/26 102,409
65,000 3.807 04/30/26 64,005
39,000 3.809 04/30/26 38,403
52,000 3.810 04/30/26 51,204
156,000 3.810 04/30/26 153,613
403,000 3.810 04/30/26 396,833
76,494,900 3.815 04/30/26 75,324,362
312,000 3.821 04/30/26 307,226
91,000 3.824 04/30/26 89,608
156,000 3.826 04/30/26 153,613
30,000,000 3.778 05/07/26 29,519,493
50,000,000 3.778 05/07/26 49,199,155
36,000 3.784 05/07/26 35,423
145,000 3.763 05/14/26 142,578
1,334,000 3.769 05/14/26 1,311,719
480,000 3.773 05/14/26 471,983
84,000 3.780 05/14/26 82,597
87,000 3.796 05/14/26 85,547
348,000 3.800 05/14/26 342,188
899,000 3.800 05/14/26 883,985
28,130,000 3.804 05/14/26 27,660,166
348,000 3.828 05/14/26 342,188
148,825,000 3.831 05/14/26 146,339,288
36,000 3.776 05/21/26 35,374
80,000,000 3.787 05/21/26 78,609,302
36,000 3.779 05/28/26 35,349
30,000,000 3.783 05/28/26 29,457,202
50,000,000 3.783 05/28/26 49,095,337
144,000 3.596 08/06/26 140,504
24,000 3.596 08/06/26 23,417
204,000 3.608 08/06/26 199,048
168,000 3.613 08/06/26 163,922
168,000 3.615 08/06/26 163,922
132,000 3.621 08/06/26 128,796
24,000 3.636 08/06/26 23,417
60,000 3.639 08/06/26 58,543
96,000 3.642 08/06/26 93,670
180,000 3.642 08/06/26 175,630
204,000 3.649 08/06/26 199,048
180,000 3.660 08/06/26 175,630
324,000 3.660 08/06/26 316,135
36,000 3.661 08/06/26 35,126
36,000 3.662 08/06/26 35,126
552,000 3.662 08/06/26 538,600
72,000 3.663 08/06/26 70,252
96,000 3.663 08/06/26 93,670
36,000 3.673 08/06/26 35,126
144,000 3.675 08/06/26 140,504
372,000 3.675 08/06/26 362,970
108,000 3.682 08/06/26 105,378
96,000 3.682 08/06/26 93,670

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 132,000 3.683% 08/06/26 $ 128,796
84,000 3.683 08/06/26 81,961
288,000 3.686 08/06/26 281,009
132,000 3.689 08/06/26 128,796
105,000 3.689 08/06/26 102,451
264,000 3.691 08/06/26 257,591
144,000 3.691 08/06/26 140,504
48,000 3.692 08/06/26 46,835
60,000 3.697 08/06/26 58,543
68,000 3.701 08/06/26 66,349
180,000 3.707 08/06/26 175,630
255,000 3.708 08/06/26 248,810
540,000 3.708 08/06/26 526,891
84,000 3.728 08/06/26 81,961
108,000 3.731 08/06/26 105,378
48,000 3.731 08/06/26 46,835
552,000 3.737 08/06/26 538,600
69,258,400 3.889 08/06/26 67,577,151
18,000 3.565 09/03/26 17,520
108,000 3.565 09/03/26 105,119
153,000 3.570 09/03/26 148,918
126,000 3.574 09/03/26 122,638
99,000 3.583 09/03/26 96,359
126,000 3.596 09/03/26 122,638
18,000 3.606 09/03/26 17,520
72,000 3.610 09/03/26 70,079
135,000 3.615 09/03/26 131,398
24,000 3.625 09/03/26 23,360
45,000 3.626 09/03/26 43,799
72,000 3.631 09/03/26 70,079
54,000 3.635 09/03/26 52,559
414,000 3.642 09/03/26 402,955
162,000 3.644 09/03/26 157,678
559,200 3.647 09/03/26 544,281
49,730,000 3.647 09/03/26 48,403,252
243,000 3.661 09/03/26 236,517
135,000 3.661 09/03/26 131,398
27,000 3.663 09/03/26 26,280
81,000 3.666 09/03/26 78,839
72,000 3.666 09/03/26 70,079
77,000 3.673 09/03/26 74,946
45,000 3.676 09/03/26 43,799
248,000 3.681 09/03/26 241,384
96,000 3.681 09/03/26 93,439
36,000 3.693 09/03/26 35,040
216,000 3.698 09/03/26 210,237
96,000 3.701 09/03/26 93,439
56,000 3.729 09/03/26 54,506
45,000 3.634 10/01/26 43,675
27,000 3.642 10/01/26 26,205
144,000 3.646 10/01/26 139,760
414,000 3.648 10/01/26 401,811
135,000 3.676 10/01/26 131,025
243,000 3.676 10/01/26 235,846
27,000 3.681 10/01/26 26,205
72,000 3.687 10/01/26 69,880
81,000 3.687 10/01/26 78,615
279,000 3.691 10/01/26 270,786
108,000 3.691 10/01/26 104,820
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 77,000 3.698% 10/01/26 $ 74,733
45,000 3.713 10/01/26 43,675
36,000 3.720 10/01/26 34,940
108,000 3.730 10/01/26 104,820
63,000 3.730 10/01/26 61,145
216,000 3.732 10/01/26 209,640
54,110,700 3.755 10/01/26 52,517,559
90,000 3.645 10/29/26 87,112
150,000,000 3.655 10/29/26 145,186,127
40,000,000 3.727 10/29/26 38,716,300
4,960,311,414
TOTAL U.S. TREASURY BILLS
(Cost $4,959,735,073)
4,960,311,414
a
U.S. Treasury Notes - 24.1%
U.S. Treasury Notes
45,000 4.192 02/15/26 45,012
29,578,000 4.213 02/15/26 29,586,088
35,000 4.293 02/15/26 35,010
26,000 3.777 03/31/26 26,056
143,000 3.795 03/31/26 143,310
117,000 3.800 03/31/26 117,254
78,000 3.800 03/31/26 78,169
182,000 3.803 03/31/26 182,395
84,000 3.806 03/31/26 84,182
286,000 3.811 03/31/26 286,620
221,000 3.816 03/31/26 221,479
60,000 3.818 03/31/26 60,130
39,000 3.820 03/31/26 39,085
182,000 3.821 03/31/26 182,395
552,000 3.823 03/31/26 553,197
26,000 3.827 03/31/26 26,056
156,000 3.827 03/31/26 156,338
104,000 3.828 03/31/26 104,225
36,000 3.832 03/31/26 36,078
204,000 3.836 03/31/26 204,442
78,000 3.837 03/31/26 78,169
68,000 3.840 03/31/26 68,147
143,000 3.846 03/31/26 143,310
91,000 3.846 03/31/26 91,197
143,000 3.849 03/31/26 143,310
195,000 3.850 03/31/26 195,423
104,000 3.851 03/31/26 104,225
372,000 3.859 03/31/26 372,806
144,000 3.859 03/31/26 144,312
36,000 3.861 03/31/26 36,078
117,000 3.870 03/31/26 117,254
52,000 3.870 03/31/26 52,113
60,000 3.872 03/31/26 60,130
585,000 3.875 03/31/26 586,268
288,000 3.875 03/31/26 288,624
351,000 3.877 03/31/26 351,761
195,000 3.877 03/31/26 195,423
144,000 3.877 03/31/26 144,312
255,000 3.879 03/31/26 255,553
48,000 3.880 03/31/26 48,104
104,000 3.881 03/31/26 104,225
112,000 3.881 03/31/26 112,243
117,000 3.881 03/31/26 117,254

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 156,000 3.884% 03/31/26 $ 156,338
442,000 3.884 03/31/26 442,958
7,125,500 4.025 03/31/26 7,140,948
35,419,500 4.025 03/31/26 35,496,288
45,000 4.116 03/31/26 45,098
28,585,100 4.198 03/31/26 28,647,071
50,000,000 3.738 04/30/26 50,221,679
3,149,000 3.738 04/30/26 3,162,961
306,000 3.746 04/30/26 307,357
52,000 3.749 04/30/26 52,231
198,000 3.753 04/30/26 198,878
270,000 3.761 04/30/26 271,197
392,000 3.764 04/30/26 387,092
308,000 3.765 04/30/26 304,144
476,000 3.774 04/30/26 470,041
36,000 3.774 04/30/26 36,160
216,000 3.774 04/30/26 216,958
130,000 3.775 04/30/26 130,576
252,000 3.776 04/30/26 253,117
168,000 3.777 04/30/26 165,897
252,000 3.777 04/30/26 248,845
252,000 3.777 04/30/26 253,117
432,000 3.780 04/30/26 433,915
144,000 3.781 04/30/26 144,638
56,000 3.782 04/30/26 55,299
392,000 3.783 04/30/26 387,092
126,000 3.786 04/30/26 126,559
198,000 3.786 04/30/26 198,878
75,000 3.787 04/30/26 75,333
224,000 3.788 04/30/26 221,196
392,000 3.788 04/30/26 387,092
108,000 3.791 04/30/26 108,479
144,000 3.792 04/30/26 144,638
168,000 3.792 04/30/26 165,897
224,000 3.793 04/30/26 221,196
198,000 3.794 04/30/26 198,878
54,000 3.797 04/30/26 54,239
806,000 3.798 04/30/26 809,573
196,000 3.800 04/30/26 193,546
308,000 3.800 04/30/26 304,144
140,000 3.800 04/30/26 138,247
390,000 3.804 04/30/26 391,729
702,000 3.804 04/30/26 705,112
112,000 3.805 04/30/26 110,598
308,000 3.809 04/30/26 304,144
96,000 3.809 04/30/26 96,426
396,000 3.810 04/30/26 397,756
234,000 3.810 04/30/26 235,037
231,000 3.810 04/30/26 232,024
208,000 3.810 04/30/26 208,922
468,000 3.811 04/30/26 462,141
1,288,000 3.812 04/30/26 1,271,875
336,000 3.816 04/30/26 331,793
868,000 3.816 04/30/26 857,133
360,000 3.817 04/30/26 361,596
585,000 3.818 04/30/26 577,676
156,000 3.818 04/30/26 154,047
130,000 3.819 04/30/26 130,576
756,000 3.819 04/30/26 746,535
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 420,000 3.819% 04/30/26 $ 414,742
616,000 3.820 04/30/26 608,288
112,000 3.821 04/30/26 110,598
252,000 3.821 04/30/26 248,845
104,000 3.821 04/30/26 104,461
312,000 3.822 04/30/26 313,383
806,000 3.822 04/30/26 809,573
224,000 3.822 04/30/26 221,196
252,000 3.822 04/30/26 248,845
245,000 3.822 04/30/26 241,933
84,000 3.823 04/30/26 82,948
196,000 3.823 04/30/26 193,546
624,000 3.824 04/30/26 626,767
140,000 3.824 04/30/26 138,247
81,000 3.824 04/30/26 79,986
420,000 3.826 04/30/26 414,742
84,000 3.827 04/30/26 82,948
810,000 3.828 04/30/26 813,591
952,000 3.829 04/30/26 940,081
336,000 3.829 04/30/26 331,793
1,260,000 3.832 04/30/26 1,244,225
672,000 3.837 04/30/26 663,587
270,000 3.839 04/30/26 271,197
612,000 3.843 04/30/26 614,713
216,000 3.843 04/30/26 216,958
162,000 3.846 04/30/26 162,718
72,000 3.846 04/30/26 72,319
336,000 3.849 04/30/26 331,793
1,419,800 4.009 04/30/26 1,402,025
19,269,600 4.034 04/30/26 19,355,034
5,091,700 4.036 04/30/26 5,027,954
8,034,700 4.038 04/30/26 7,934,109
28,193,600 4.040 04/30/26 27,840,629
144,000 4.047 04/30/26 142,197
90,000 4.054 04/30/26 90,399
70,000 4.057 04/30/26 70,310
25,994,400 4.060 04/30/26 25,668,962
119,000 4.064 04/30/26 117,510
25,994,400 4.068 04/30/26 26,109,649
99,000 4.096 04/30/26 97,761
27,000 4.097 04/30/26 26,662
21,493,100 4.146 04/30/26 21,224,016
13,433,200 4.150 04/30/26 13,265,023
15,085,100 4.156 04/30/26 14,896,242
81,000 4.159 04/30/26 79,986
1,260,000 4.170 04/30/26 1,244,225
45,000 4.171 04/30/26 45,200
99,000 4.173 04/30/26 97,761
1,260,000 4.176 04/30/26 1,265,586
63,000 4.177 04/30/26 63,279
63,000 4.178 04/30/26 62,211
126,000 4.181 04/30/26 124,423
99,000 4.183 04/30/26 99,439
36,000 4.189 04/30/26 35,549
45,000 4.191 04/30/26 45,200
35,419,000 4.192 04/30/26 34,975,571
162,000 4.193 04/30/26 162,718
45,000 4.197 04/30/26 44,437
216,000 4.202 04/30/26 213,296

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 81,000 4.202% 04/30/26 $ 79,986
216,000 4.206 04/30/26 216,958
81,000 4.206 04/30/26 81,359
36,000 4.208 04/30/26 35,549
261,000 4.209 04/30/26 257,732
1,395,000 4.209 04/30/26 1,377,535
180,000 4.211 04/30/26 177,746
180,000 4.212 04/30/26 177,746
261,000 4.212 04/30/26 262,157
709,000 4.212 04/30/26 712,143
49,478,000 4.213 04/30/26 49,697,365
85,000 4.224 04/30/26 83,936
84,000 4.225 04/30/26 82,948
189,000 4.225 04/30/26 186,634
112,000 4.279 04/30/26 110,598
176,000 3.725 05/31/26 176,921
272,000 3.730 05/31/26 273,424
32,000 3.745 05/31/26 32,167
224,000 3.746 05/31/26 225,173
240,000 3.749 05/31/26 241,256
432,000 3.749 05/31/26 434,261
224,000 3.753 05/31/26 225,173
224,000 3.754 05/31/26 225,173
128,000 3.754 05/31/26 128,670
144,000 3.754 05/31/26 144,754
140,000 3.769 05/31/26 140,733
128,000 3.770 05/31/26 128,670
690,000 3.776 05/31/26 693,612
60,000 3.778 05/31/26 60,314
75,000 3.780 05/31/26 75,393
128,000 3.786 05/31/26 128,670
96,000 3.787 05/31/26 96,503
144,000 3.787 05/31/26 144,754
264,000 3.788 05/31/26 265,382
352,000 3.789 05/31/26 353,843
288,000 3.790 05/31/26 289,508
48,000 3.800 05/31/26 48,251
96,000 3.801 05/31/26 96,503
45,000 3.802 05/31/26 45,236
105,000 3.804 05/31/26 105,550
465,000 3.804 05/31/26 467,434
180,000 3.804 05/31/26 180,942
176,000 3.812 05/31/26 176,921
210,000 3.817 05/31/26 211,099
240,000 3.821 05/31/26 241,256
88,000 3.828 05/31/26 88,461
720,000 3.830 05/31/26 723,769
330,000 3.839 05/31/26 331,727
64,000 3.843 05/31/26 64,335
144,000 3.843 05/31/26 144,754
736,000 3.849 05/31/26 739,853
4,991,500 3.980 05/31/26 5,017,627
6,982,600 4.012 05/31/26 7,019,150
99,000 4.012 05/31/26 99,518
13,965,300 4.014 05/31/26 14,038,400
77,000 4.019 05/31/26 77,403
36,000 4.019 05/31/26 35,701
24,724,000 4.046 05/31/26 24,518,771
24,744,000 4.078 05/31/26 24,873,519
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 38,034,000 4.176% 05/31/26 $ 38,233,084
28,000 4.243 05/31/26 27,768
121,000 3.687 06/30/26 121,596
88,000 3.689 06/30/26 86,553
112,000 3.696 06/30/26 110,158
187,000 3.697 06/30/26 187,920
22,000 3.697 06/30/26 22,108
112,000 3.704 06/30/26 110,158
96,000 3.705 06/30/26 94,421
16,000 3.705 06/30/26 15,737
132,000 3.707 06/30/26 132,650
22,000 3.707 06/30/26 22,108
154,000 3.709 06/30/26 154,758
154,000 3.709 06/30/26 154,758
136,000 3.709 06/30/26 133,763
874,000 3.716 06/30/26 878,302
16,000 3.718 06/30/26 15,737
688,000 3.718 06/30/26 676,686
165,000 3.720 06/30/26 165,812
297,000 3.720 06/30/26 298,462
95,000 3.727 06/30/26 95,468
66,000 3.729 06/30/26 66,325
50,000,000 3.729 06/30/26 49,177,734
3,963,400 3.729 06/30/26 3,898,221
782,000 3.733 06/30/26 769,140
64,000 3.734 06/30/26 62,947
45,664,000 3.734 06/30/26 45,888,752
336,000 3.735 06/30/26 330,474
70,000 3.735 06/30/26 68,849
88,000 3.736 06/30/26 88,433
98,000 3.737 06/30/26 98,482
88,000 3.737 06/30/26 88,433
99,000 3.737 06/30/26 99,487
288,000 3.738 06/30/26 283,264
85,000 3.739 06/30/26 83,602
64,000 3.742 06/30/26 62,947
72,000 3.742 06/30/26 70,816
132,000 3.742 06/30/26 132,650
341,000 3.742 06/30/26 342,678
56,000 3.743 06/30/26 55,079
88,000 3.743 06/30/26 86,553
48,000 3.743 06/30/26 47,211
99,000 3.744 06/30/26 99,487
66,000 3.744 06/30/26 66,325
120,000 3.744 06/30/26 118,027
312,000 3.746 06/30/26 313,536
57,000 3.747 06/30/26 57,281
121,000 3.748 06/30/26 121,596
77,000 3.748 06/30/26 77,379
51,000 3.751 06/30/26 50,161
72,000 3.753 06/30/26 70,816
88,000 3.755 06/30/26 88,433
204,000 3.758 06/30/26 200,645
344,000 3.758 06/30/26 338,343
242,000 3.758 06/30/26 243,191
48,000 3.761 06/30/26 47,211
55,000 3.761 06/30/26 55,271
228,000 3.761 06/30/26 229,122
54,000 3.761 06/30/26 54,266

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 33,000 3.763% 06/30/26 $ 33,162
47,776,000 3.764 06/30/26 46,990,308
40,000 3.767 06/30/26 39,342
264,000 3.771 06/30/26 265,299
56,000 3.776 06/30/26 55,079
121,000 3.776 06/30/26 121,596
44,000 3.782 06/30/26 44,217
64,000 3.782 06/30/26 64,315
192,000 3.785 06/30/26 188,842
32,000 3.785 06/30/26 31,474
165,000 3.786 06/30/26 165,812
99,000 3.788 06/30/26 99,487
44,000 3.788 06/30/26 44,217
77,000 3.790 06/30/26 77,379
240,000 3.793 06/30/26 241,181
495,000 3.809 06/30/26 497,436
132,000 3.810 06/30/26 132,650
374,000 3.810 06/30/26 375,841
99,000 3.970 06/30/26 99,487
77,000 3.977 06/30/26 77,379
22,146,100 4.002 06/30/26 22,255,100
41,852,900 4.133 06/30/26 42,058,895
442,000 3.651 07/31/26 433,074
357,000 3.652 07/31/26 358,478
364,000 3.652 07/31/26 356,649
286,000 3.658 07/31/26 280,224
231,000 3.661 07/31/26 231,956
364,000 3.665 07/31/26 356,649
52,000 3.666 07/31/26 50,950
312,000 3.666 07/31/26 305,699
294,000 3.668 07/31/26 295,217
52,000 3.669 07/31/26 50,950
42,000 3.671 07/31/26 42,174
168,000 3.677 07/31/26 168,696
208,000 3.679 07/31/26 203,799
252,000 3.684 07/31/26 253,043
42,000 3.684 07/31/26 42,174
294,000 3.688 07/31/26 295,217
100,000 3.691 07/31/26 100,414
1,196,000 3.697 07/31/26 1,171,846
432,000 3.699 07/31/26 423,276
920,000 3.702 07/31/26 923,809
130,000 3.704 07/31/26 127,375
156,000 3.706 07/31/26 152,850
234,000 3.706 07/31/26 229,274
208,000 3.713 07/31/26 203,799
234,000 3.713 07/31/26 229,274
231,000 3.713 07/31/26 226,335
208,000 3.713 07/31/26 203,799
390,000 3.713 07/31/26 382,124
702,000 3.713 07/31/26 687,823
336,000 3.715 07/31/26 337,391
168,000 3.715 07/31/26 168,696
39,000 3.717 07/31/26 39,161
78,000 3.719 07/31/26 76,425
120,000 3.719 07/31/26 120,497
180,000 3.721 07/31/26 180,745
120,000 3.721 07/31/26 120,497
572,000 3.722 07/31/26 560,448
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 231,000 3.722% 07/31/26 $ 231,956
147,000 3.722 07/31/26 147,609
156,000 3.722 07/31/26 152,850
286,000 3.723 07/31/26 280,224
182,000 3.723 07/31/26 178,324
315,000 3.724 07/31/26 316,304
567,000 3.724 07/31/26 569,348
75,000 3.724 07/31/26 73,485
78,000 3.725 07/31/26 76,425
286,000 3.726 07/31/26 287,184
189,000 3.732 07/31/26 189,783
168,000 3.732 07/31/26 168,696
182,000 3.732 07/31/26 182,754
60,000 3.738 07/31/26 60,248
312,000 3.739 07/31/26 305,699
806,000 3.739 07/31/26 789,723
60,000 3.739 07/31/26 60,248
130,000 3.742 07/31/26 127,375
312,000 3.742 07/31/26 305,699
624,000 3.744 07/31/26 611,398
148,000 3.745 07/31/26 145,011
240,000 3.746 07/31/26 240,994
104,000 3.747 07/31/26 101,900
297,000 3.748 07/31/26 291,002
620,000 3.749 07/31/26 622,567
240,000 3.749 07/31/26 240,994
143,000 3.749 07/31/26 143,592
1,170,000 3.753 07/31/26 1,146,371
49,106,000 3.753 07/31/26 49,309,329
100,000 3.755 07/31/26 100,414
68,000 3.756 07/31/26 68,282
480,000 3.757 07/31/26 481,988
182,000 3.759 07/31/26 178,324
80,000 3.759 07/31/26 80,331
390,000 3.763 07/31/26 382,124
195,000 3.766 07/31/26 195,807
351,000 3.769 07/31/26 343,911
585,000 3.770 07/31/26 587,422
140,000 3.772 07/31/26 140,580
255,000 3.773 07/31/26 256,056
555,000 3.777 07/31/26 543,792
52,000 3.777 07/31/26 52,215
117,000 3.777 07/31/26 117,484
324,000 3.787 07/31/26 317,457
918,000 3.787 07/31/26 899,461
442,000 3.792 07/31/26 443,830
156,000 3.792 07/31/26 156,646
81,780,700 3.848 07/31/26 80,129,113
2,191,900 3.898 07/31/26 2,147,634
5,732,400 3.900 07/31/26 5,616,632
9,792,000 3.900 07/31/26 9,832,545
50,000,000 3.900 07/31/26 50,207,031
50,000,000 3.902 07/31/26 48,990,234
9,284,700 3.902 07/31/26 9,097,193
9,104,000 3.965 07/31/26 9,141,696
357,000 3.609 08/31/26 349,267
231,000 3.623 08/31/26 225,997
294,000 3.627 08/31/26 287,632
42,000 3.641 08/31/26 41,090

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 252,000 3.641% 08/31/26 $ 246,542
42,000 3.642 08/31/26 41,090
294,000 3.648 08/31/26 287,632
168,000 3.661 08/31/26 164,361
120,000 3.685 08/31/26 117,401
180,000 3.685 08/31/26 176,101
920,000 3.689 08/31/26 900,073
286,000 3.690 08/31/26 279,805
100,000 3.694 08/31/26 97,834
39,000 3.694 08/31/26 38,155
120,000 3.698 08/31/26 117,401
231,000 3.703 08/31/26 225,997
147,000 3.703 08/31/26 143,816
168,000 3.703 08/31/26 164,361
336,000 3.705 08/31/26 328,722
300,000 3.712 08/31/26 293,502
540,000 3.712 08/31/26 528,304
522,000 3.717 08/31/26 510,693
48,757,000 3.718 08/31/26 47,700,916
620,000 3.720 08/31/26 606,571
240,000 3.720 08/31/26 234,802
60,000 3.720 08/31/26 58,700
68,000 3.721 08/31/26 66,527
60,000 3.721 08/31/26 58,700
143,000 3.723 08/31/26 139,903
585,000 3.728 08/31/26 572,329
195,000 3.728 08/31/26 190,776
140,000 3.736 08/31/26 136,968
100,000 3.737 08/31/26 97,834
240,000 3.738 08/31/26 234,802
80,000 3.743 08/31/26 78,267
255,000 3.747 08/31/26 249,477
480,000 3.751 08/31/26 469,603
52,000 3.754 08/31/26 50,874
117,000 3.754 08/31/26 114,466
442,000 3.782 08/31/26 432,426
156,000 3.782 08/31/26 152,621
66,395,800 3.885 08/31/26 64,957,656
2,500,200 3.910 08/31/26 2,446,045
204,000 3.553 09/30/26 203,729
168,000 3.602 09/30/26 167,777
132,000 3.608 09/30/26 131,825
24,000 3.618 09/30/26 23,968
144,000 3.618 09/30/26 143,809
96,000 3.629 09/30/26 95,873
24,000 3.631 09/30/26 23,968
168,000 3.637 09/30/26 167,777
180,000 3.642 09/30/26 179,761
72,000 3.651 09/30/26 71,904
140,000 3.654 09/30/26 139,814
480,000 3.655 09/30/26 479,363
96,000 3.656 09/30/26 95,873
84,000 3.664 09/30/26 83,888
1,288,000 3.667 09/30/26 1,286,289
1,218,000 3.675 09/30/26 1,216,382
132,000 3.680 09/30/26 131,825
84,000 3.680 09/30/26 83,888
2,458,000 3.690 09/30/26 2,454,735
21,150,000 3.693 09/30/26 21,121,910
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 50,000,000 3.693% 09/30/26 $ 49,933,594
261,000 3.693 09/30/26 260,653
252,000 3.693 09/30/26 251,665
232,000 3.693 09/30/26 231,692
84,000 3.694 09/30/26 83,888
336,000 3.700 09/30/26 335,554
140,000 3.703 09/30/26 139,814
336,000 3.704 09/30/26 335,554
868,000 3.704 09/30/26 866,847
112,000 3.724 09/30/26 111,851
196,000 3.724 09/30/26 195,740
672,000 3.729 09/30/26 671,108
96,643,400 3.741 09/30/26 96,515,045
100,000,000 3.654 10/31/26 100,412,109
48,000 3.663 10/31/26 48,198
100,000,000 3.638 11/15/26 100,917,969
48,000 3.639 11/15/26 48,441
U.S.Treasury Notes
976,700 4.163 04/30/26 981,031
1,579,579,907
TOTAL U.S. TREASURY NOTES
(Cost $1,578,396,534)
1,579,579,907
TOTAL INVESTMENTS - 99.7%
(Cost $6,538,131,607)
$ 6,539,891,321
OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.3%
17,472,963
NET ASSETS - 100.0%
$ 6,557,364,284
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Notes – 34.1%
U.S. Treasury Notes
$ 400 1.625%
(a)
05/15/26
$ 396
11,503,000 3.691
(a)
09/30/26
11,313,883
1,319,000 4.125
(a)
10/31/26
1,324,551
1,700,000 1.250
(a)
11/30/26
1,660,680
1,324,000 4.125
(a)
01/31/27
1,331,956
1,000,000 2.375
(a)
05/15/27
983,599
1,200,000 3.750
(a)
06/30/27
1,203,897
400,000 0.375
(a)
07/31/27
379,753
14,618,000 2.250
(a)
08/15/27
14,310,404
2,462,200 4.250
(a)
01/15/28
2,499,896
40,481,800 0.750
(a)
01/31/28
38,188,619
6,764,000 3.750
(a)
04/15/28
6,804,254
1,061,000 3.875
(a)
07/15/28
1,071,353
1,000,000 2.875
(a)
08/15/28
984,448
3,261,000 1.125
(a)
08/31/28
3,060,474
2,491,100 3.750
(a)
12/31/28
2,509,562
1,480,100 4.625
(a)
04/30/29
1,532,260
1,500,000 3.250
(a)
06/30/29
1,485,718
21,792,000 4.000
(a)
10/31/29
22,145,000
42,604,000 3.875
(a)
11/30/29
43,104,693
8,203,000 1.500
(a)
02/28/30
8,008,082
2,471,900 4.000
(a)
02/28/30
2,513,906
3,113,500 3.875
(a)
04/30/30
3,151,705
1,000,000 0.875
(a)
11/15/30
877,000
1,200,000 1.625
(a)
05/15/31
1,080,541
25,030,000 1.250
(a)
08/15/31
21,921,430
380,000 1.375
(a)
11/15/31
332,972
260,000 1.875
(a)
02/15/32
233,421
12,759,000 2.875
(a)
05/15/32
12,125,158
210,000 2.750
(a)
08/15/32
197,370
1,873,600 4.125
(a)
11/15/32
1,912,588
250,000 3.500
(a)
02/15/33
245,166
250,000 3.375
(a)
05/15/33
242,715
390,000 3.875
(a)
08/15/33
390,796
14,994,000 4.000
(a)
02/15/34
15,118,452
1,070,000 3.875
(a)
08/15/34
1,065,848
20,000 4.250
(a)
11/15/34
20,459
2,245,400 4.625
(a)
02/15/35
2,359,341
634,500 4.250
(a)
05/15/35
647,836
4,240,000 4.250
(a)
08/15/35
4,324,336
TOTAL U.S. TREASURY NOTES
(Cost $230,114,720)
232,664,518
a
Mortgage-Backed Securities – 24.0%
a
Federal Home Loan Mortgage Corporation
1,274,549 2.000
04/01/36
1,195,068
1,758,630 2.000
09/01/36
1,633,806
200,249 4.500
07/01/48
198,917
190,189 2.500
11/01/50
166,056
8,097,597 2.000
03/01/51
6,657,841
7,201,686 2.000
05/01/51
5,919,654
2,243,689 2.500
05/01/51
1,923,319
9,361,071 2.500
08/01/51
8,129,362
2,285,972 3.000
05/01/52
2,037,825
846,375 3.500
05/01/52
783,956
159,463 4.500
05/01/52
156,887
3,056,075 3.000
08/01/52
2,767,094
1,131,313 4.000
08/01/52
1,079,164
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
Federal National Mortgage Association
$ 3,052,219 2.000%
08/01/36
$ 2,832,816
2,000,000 1.500 TBA-15yr
(b)
1,802,813
2,000,000 2.500 TBA-15yr
(b)
1,890,312
1,000,000 3.000 TBA-15yr
(b)
962,500
1,000,000 5.000 TBA-15yr
(b)
1,011,719
2,067,925 3.500
07/01/45
1,963,515
51,546 4.500
06/01/48
51,382
288,570 4.500
07/01/48
287,652
20,592 5.000
12/01/48
20,968
36,007 4.500
01/01/49
35,813
28,640 4.500
08/01/49
28,484
463,638 4.500
08/01/49
460,027
186,492 5.000
12/01/49
188,976
20,832 4.500
01/01/50
20,736
91,580 4.500
03/01/50
90,721
53,639 5.000
04/01/50
55,162
1,260,426 2.500
06/01/50
1,100,457
40,509 4.500
10/01/50
40,080
77,345 4.500
10/01/50
76,798
1,633,150 2.500
11/01/50
1,421,285
1,684,657 2.500
01/01/51
1,451,386
80,776 2.500
02/01/51
70,522
449,342 2.500
03/01/51
389,277
817,499 2.000
04/01/51
671,282
3,567,542 2.000
05/01/51
2,929,655
763,658 2.000
09/01/51
626,430
555,235 2.500
09/01/51
481,040
2,194,013 2.500
10/01/51
1,900,854
1,009,781 2.500
11/01/51
874,733
1,286,709 2.500
11/01/51
1,114,734
2,066,497 4.500
10/01/52
2,033,113
697,396 5.000
10/01/52
696,812
802,219 5.000
11/01/52
806,269
1,113,878 3.500
12/01/52
1,034,822
1,062,286 4.000
12/01/52
1,017,110
1,000,000 1.500 TBA-30yr
(b)
775,586
8,000,000 2.000 TBA-30yr
(b)
6,510,000
8,000,000 3.000 TBA-30yr
(b)
7,102,500
4,000,000 3.500 TBA-30yr
(b)
3,700,625
6,000,000 4.000 TBA-30yr
(b)
5,715,937
3,000,000 4.500 TBA-30yr
(b)
2,936,719
8,000,000 5.000 TBA-30yr
(b)
7,982,500
13,000,000 5.500 TBA-30yr
(b)
13,164,531
10,000,000 6.000 TBA-30yr
(b)
10,241,797
4,000,000 6.500 TBA-30yr
(b)
4,143,750
1,000,000 7.000 TBA-30yr
(b)
1,049,219
Government National Mortgage Association
40,649 5.000
12/20/48
41,372
21,904 5.000
05/20/49
22,208
230,465 3.000
09/20/49
208,708
79,391 4.500
03/20/50
77,681
41,475 5.000
05/20/50
42,572
171,892 4.000
09/20/50
165,778
2,682,245 2.000
11/20/50
2,234,759
610,958 3.000
07/20/51
551,791
2,860,528 2.000
09/20/51
2,382,820
4,754,939 2.500
09/20/51
4,128,981
3,960,821 3.000
03/20/52
3,573,625

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
Government National Mortgage Association – (continued)
$ 1,873,906 4.500%
10/20/52
$ 1,846,848
1,491,056 4.000
05/20/53
1,432,130
1,000,000 4.000 TBA-30yr
(b)
948,125
2,000,000 4.500 TBA-30yr
(b)
1,955,625
1,000,000 2.000 TBA-30yr
(b)
832,656
2,000,000 2.500 TBA-30yr
(b)
1,735,625
5,000,000 3.500 TBA-30yr
(b)
4,583,398
4,000,000 5.000 TBA-30yr
(b)
3,996,250
4,000,000 5.500 TBA-30yr
(b)
4,039,375
2,000,000 6.000 TBA-30yr
(b)
2,038,125
1,000,000 6.500 TBA-30yr
(b)
1,030,312
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $162,884,298)
164,281,132
a
Corporate Obligations – 22.0%
Aerospace & Defense – 0.5%
Boeing Co. (The)
35,000 3.250
02/01/35
(c)
30,573
100,000 3.300
03/01/35
(c)
86,783
164,000 3.650
03/01/47
(c)
120,906
50,000 3.750
02/01/50
(c)
37,384
364,000 5.805
05/01/50
(c)
364,653
223,000 3.825
03/01/59
(c)
156,334
250,000 3.950
08/01/59
(c)
181,040
135,000 5.930
05/01/60
(c)
135,039
General Dynamics Corp.
209,000 3.625
04/01/30
(c)
206,166
L3Harris Technologies, Inc.
150,000 5.050
06/01/29
(c)
154,388
100,000 1.800
01/15/31
(c)
88,467
Leidos, Inc.
100,000 4.375
05/15/30
(c)
100,323
100,000 5.400
03/15/32
(c)
104,399
Lockheed Martin Corp.
239,000 5.250
01/15/33
(c)
252,593
196,000 5.700
11/15/54
(c)
202,451
Northrop Grumman Corp.
200,000 3.250
01/15/28
(c)
197,226
100,000 5.200
06/01/54
(c)
95,844
RTX Corp.
400,000 6.100
03/15/34
(c)
442,304
188,000 6.400
03/15/54
(c)
211,547
Textron, Inc.
80,000 3.000
06/01/30
(c)
75,985
100,000 2.450
03/15/31
(c)
90,836
3,335,241
Agriculture – 0.1%
Archer-Daniels-Midland Co.
50,000 5.375
09/15/35
53,139
292,000 4.500
03/15/49
(c)
254,585
Bunge Ltd. Finance Corp.
100,000 4.100
01/07/28
(c)
100,296
100,000 2.750
05/14/31
(c)
92,205
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co.
160,000 6.375
04/15/66
(c)(d)
162,953
663,178
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – 4.2%
American Express Co.
$ 172,000 2.550%
03/04/27
(c)
$ 169,300
(SOFR + 0.970%)
52,000 5.389
07/28/27
(c)(e)
52,487
(SOFR + 1.835%)
188,000 5.043
05/01/34
(c)(e)
194,298
(SOFR + 1.790%)
287,000 5.667
04/25/36
(c)(e)
304,863
Bank of America Corp.
(SOFR + 0.960%)
57,000 1.734
07/22/27
(c)(e)
56,149
(SOFR + 1.340%)
183,000 5.933
09/15/27
(c)(e)
185,634
(TSFR3M + 1.774%)
100,000 3.705
04/24/28
(c)(e)
99,574
(TSFR3M + 1.302%)
142,000 3.419
12/20/28
(c)(e)
140,313
(SOFR + 0.830%)
283,000 4.979
01/24/29
(c)(e)
288,611
(SOFR + 1.630%)
340,000 5.202
04/25/29
(c)(e)
349,061
(SOFR + 1.000%)
280,000 5.162
01/24/31
(c)(e)
290,900
(SOFR + 2.150%)
180,000 2.592
04/29/31
(c)(e)
168,533
(SOFR + 1.650%)
272,000 5.468
01/23/35
(c)(e)
286,948
(US 5 Year CMT T-Note +
1.200%)
84,000 2.482
09/21/36
(c)(e)
73,784
(TSFR3M + 2.076%)
394,000 4.244
04/24/38
(c)(e)
371,829
100,000 7.750
05/14/38
122,866
(SOFR + 1.560%)
20,000 2.972
07/21/52
(c)(e)
13,435
Bank of America Corp. , MTN
(TSFR3M + 1.322%)
80,000 3.559
04/23/27
(c)(e)
79,720
75,000 3.248
10/21/27
(c)
74,172
(SOFR + 2.040%)
444,000 4.948
07/22/28
(c)(e)
450,721
(TSFR3M + 1.472%)
292,000 3.974
02/07/30
(c)(e)
290,851
(TSFR3M + 1.252%)
106,000 2.496
02/13/31
(c)(e)
99,027
(SOFR + 1.530%)
40,000 1.898
07/23/31
(c)(e)
36,111
(SOFR + 2.160%)
400,000 5.015
07/22/33
(c)(e)
412,163
(SOFR + 1.930%)
146,000 2.676
06/19/41
(c)(e)
110,359
(TSFR3M + 3.412%)
154,000 4.083
03/20/51
(c)(e)
127,509
(SOFR + 1.880%)
60,000 2.831
10/24/51
(c)(e)
39,169
Bank of America Corp. , Series L
67,000 4.183
11/25/27
(c)
67,063
73,000 4.750
04/21/45
66,289

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp. , Series N
(SOFR + 1.650%)
$ 42,000 3.483%
03/13/52
(c)(e)
$ 31,282
Bank of New York Mellon Corp. (The)
(SOFR + 1.026%)
100,000 4.947
04/26/27
(c)(e)
100,441
(SOFR + 0.887%)
191,000 4.942
02/11/31
(c)(e)
196,766
Bank of New York Mellon Corp. (The) , MTN
14,000 2.800
05/04/26
(c)
13,932
228,000 3.400
01/29/28
(c)
226,163
16,000 1.800
07/28/31
(c)
14,180
Capital One Financial Corp.
(SOFR + 2.440%)
292,000 7.149
10/29/27
(c)(e)
299,775
10,000 3.800
01/31/28
(c)
9,952
50,000 6.700
11/29/32
(c)
55,455
(SOFR + 2.057%)
41,000 4.927
05/10/28
(c)(e)
41,497
(SOFR + 1.337%)
95,000 2.359
07/29/32
(c)(e)
83,071
(SOFR + 2.600%)
343,000 5.817
02/01/34
(c)(e)
360,494
Charles Schwab Corp. (The)
310,000 2.900
03/03/32
(c)
284,587
(SOFR + 2.010%)
384,000 6.136
08/24/34
(c)(e)
420,494
Citibank NA
1,000,000 4.914
05/29/30
(c)
1,031,643
Citigroup, Inc.
(TSFR3M + 1.825%)
928,000 3.887
01/10/28
(c)(e)
925,136
(SOFR + 1.887%)
168,000 4.658
05/24/28
(c)(e)
169,550
(SOFR + 1.364%)
390,000 5.174
02/13/30
(c)(e)
401,816
(SOFR + 1.422%)
266,000 2.976
11/05/30
(c)(e)
253,766
(SOFR + 2.056%)
188,000 5.827
02/13/35
(c)(e)
196,382
(SOFR + 1.447%)
478,000 5.449
06/11/35
(c)(e)
499,982
(SOFR + 4.548%)
135,000 5.316
03/26/41
(c)(e)
137,204
Citizens Financial Group, Inc.
15,000 2.850
07/27/26
(c)
14,857
196,000 2.500
02/06/30
(c)
181,435
Discover Bank
147,000 3.450
07/27/26
(c)
146,303
Fifth Third Bancorp
88,000 2.550
05/05/27
(c)
86,246
144,000 3.950
03/14/28
(c)
143,458
40,000 8.250
03/01/38
49,484
(SOFR + 1.660%)
124,000 4.337
04/25/33
(c)(e)
121,419
First Horizon Corp.
(SOFR + 1.766%)
270,000 5.514
03/07/31
(c)(e)
279,766
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Huntington Bancshares, Inc.
(SOFR + 2.020%)
$ 100,000 6.208%
08/21/29
(c)(e)
$ 104,928
JPMorgan Chase & Co.
40,000 7.625
10/15/26
41,233
155,000 8.000
04/29/27
163,699
80,000 4.250
10/01/27
80,523
100,000 8.750
09/01/30
117,749
160,000 5.500
10/15/40
169,256
15,000 5.400
01/06/42
15,424
80,000 5.625
08/16/43
83,148
40,000 4.850
02/01/44
38,467
(TSFR3M + 1.599%)
346,000 3.782
02/01/28
(c)(e)
345,140
(TSFR3M + 1.642%)
50,000 3.540
05/01/28
(c)(e)
49,629
120,000 3.964
11/15/48
(c)(e)
98,764
(SOFR + 1.990%)
361,000 4.851
07/25/28
(c)(e)
365,666
(SOFR + 0.860%)
100,000 4.505
10/22/28
(c)(e)
100,901
(TSFR3M + 1.592%)
40,000 4.452
12/05/29
(c)(e)
40,448
(TSFR3M + 1.510%)
128,000 2.739
10/15/30
(c)(e)
121,774
407,000 2.525
11/19/41
(c)(e)
298,469
(SOFR + 1.040%)
100,000 4.603
10/22/30
(c)(e)
101,775
(TSFR3M + 1.105%)
79,000 1.764
11/19/31
(c)(e)
70,275
(SOFR + 1.180%)
100,000 2.545
11/08/32
(c)(e)
90,548
(SOFR + 1.800%)
224,000 4.586
04/26/33
(c)(e)
225,894
(SOFR + 2.080%)
100,000 4.912
07/25/33
(c)(e)
102,566
(SOFR + 1.460%)
76,000 5.294
07/22/35
(c)(e)
79,095
(TSFR3M + 1.622%)
152,000 3.882
07/24/38
(c)(e)
138,709
(TSFR3M + 2.460%)
100,000 3.109
04/22/41
(c)(e)
79,974
(SOFR + 1.550%)
133,000 5.534
11/29/45
(c)(e)
137,413
(TSFR3M
+
1.842%)
67,000 4.260
02/22/48
(c)(e)
57,958
(SOFR + 2.440%)
185,000 3.109
04/22/51
(c)(e)
128,728
(SOFR + 1.580%)
105,000 3.328
04/22/52
(c)(e)
75,711
JPMorgan Chase Financial Co. LLC , MTN
725,000 5.000
08/28/28
(c)
726,237
KeyCorp
(SOFRINDX + 2.420%)
290,000 6.401
03/06/35
(c)(e)
317,123
M&T Bank Corp.
(SOFR + 1.850%)
100,000 5.053
01/27/34
(c)(e)
101,002

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Manufacturers & Traders Trust Co.
$ 250,000 4.700%
01/27/28
(c)
$ 253,588
Morgan Stanley
(SOFR + 0.879%)
50,000 1.593
05/04/27
(c)(e)
49,455
(SOFR + 1.555%)
500,000 5.320
07/19/35
(c)(e)
520,427
(SOFR + 1.360%)
96,000 2.484
09/16/36
(c)(e)
84,368
(SOFR + 1.485%)
30,000 3.217
04/22/42
(c)(e)
23,687
Morgan Stanley , GMTN
16,000 3.875
01/27/26
16,001
100,000 4.350
09/08/26
100,146
(TSFR3M + 1.890%)
320,000 4.431
01/23/30
(c)(e)
322,410
Morgan Stanley , MTN
(SOFR + 3.120%)
1,954,000 3.622
04/01/31
(c)(e)
1,899,897
(SOFR + 1.034%)
50,000 1.794
02/13/32
(c)(e)
43,989
(SOFR + 1.870%)
543,000 5.250
04/21/34
(c)(e)
564,563
488,000 4.375
01/22/47
429,760
(SOFR + 1.430%)
37,000 2.802
01/25/52
(c)(e)
23,959
Morgan Stanley , Series I
(SOFR + 1.074%)
300,000 4.356
10/22/31
(c)(e)
300,558
Northern Trust Corp.
50,000 1.950
05/01/30
(c)
45,841
(3M USD LIBOR + 1.131%)
100,000 3.375
05/08/32
(c)(e)
98,399
PNC Bank NA
250,000 4.050
07/26/28
250,175
PNC Financial Services Group, Inc. (The)
(SOFRINDX + 1.730%)
19,000 6.615
10/20/27
(c)(e)
19,418
(SOFR + 0.979%)
50,000 2.307
04/23/32
(c)(e)
45,075
(SOFR + 1.933%)
292,000 5.068
01/24/34
(c)(e)
300,019
(SOFR + 2.284%)
188,000 6.875
10/20/34
(c)(e)
213,818
(SOFR + 1.394%)
15,000 5.575
01/29/36
(c)(e)
15,774
Regions Financial Corp.
(SOFR + 2.060%)
125,000 5.502
09/06/35
(c)(e)
129,100
Santander Holdings USA, Inc.
80,000 4.400
07/13/27
(c)
80,166
(SOFR + 1.249%)
204,000 2.490
01/06/28
(c)(e)
200,106
(SOFR + 2.356%)
58,000 6.499
03/09/29
(c)(e)
60,490
State Street Corp.
500,000 4.536
02/28/28
(c)
508,285
100,000 2.400
01/24/30
94,570
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 1.484%)
$ 300,000 5.684%
11/21/29
(c)(e)
$ 314,836
(SOFR + 1.002%)
100,000 2.623
02/07/33
(c)(e)
90,678
(SOFR + 1.490%)
486,000 3.031
11/01/34
(c)(e)
460,049
Synchrony Financial
108,000 3.950
12/01/27
(c)
107,136
92,000 2.875
10/28/31
(c)
82,372
Truist Financial Corp. , MTN
(SOFR + 1.620%)
266,000 5.435
01/24/30
(c)(e)
276,462
(SOFR + 2.240%)
196,000 4.916
07/28/33
(c)(e)
196,844
(SOFR + 1.922%)
188,000 5.711
01/24/35
(c)(e)
198,460
U.S. Bancorp
(SOFR + 1.230%)
100,000 4.653
02/01/29
(c)(e)
101,272
(US 5 Year CMT T-Note +
0.950%)
100,000 2.491
11/03/36
(c)(e)
87,548
U.S. Bancorp , MTN
222,000 3.900
04/26/28
(c)
222,298
80,000 3.000
07/30/29
(c)
77,150
40,000 1.375
07/22/30
(c)
35,433
U.S. Bancorp , Series X
140,000 3.150
04/27/27
(c)
138,647
US Bancorp
(SOFR + 2.020%)
100,000 5.775
06/12/29
(c)(e)
104,105
Wells Fargo & Co.
42,000 3.000
04/22/26
41,742
120,000 5.606
01/15/44
120,540
60,000 3.900
05/01/45
49,456
(SOFR + 2.020%)
277,000 5.389
04/24/34
(c)(e)
289,909
(SOFR + 1.740%)
289,000 5.605
04/23/36
(c)(e)
305,347
Wells Fargo & Co. , MTN
(TSFR3M + 1.572%)
50,000 3.584
05/22/28
(c)(e)
49,622
(SOFR + 2.100%)
613,000 2.393
06/02/28
(c)(e)
599,099
25,000 4.150
01/24/29
(c)
25,070
274,000 4.750
12/07/46
244,777
(SOFR + 1.740%)
285,000 5.574
07/25/29
(c)(e)
295,233
(TSFR3M + 1.432%)
52,000 2.879
10/30/30
(c)(e)
49,540
(TSFR3M + 1.262%)
256,000 2.572
02/11/31
(c)(e)
239,626
(TSFR3M + 4.032%)
340,000 4.478
04/04/31
(c)(e)
343,998
Wells Fargo Bank NA
300,000 6.600
01/15/38
340,677
28,648,471

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Basic Industry – 0.3%
Air Products and Chemicals, Inc.
$ 150,000 4.600%
02/08/29
(c)
$ 153,033
Albemarle Corp.
50,000 4.650
06/01/27
(c)
50,125
Celanese  U.S. Holdings LLC
94,000 7.200
11/15/33
(c)
98,348
Dow Chemical Co. (The)
196,000 4.375
11/15/42
(c)
158,197
60,000 3.600
11/15/50
(c)
40,055
DuPont de Nemours, Inc.
44,000 4.725
11/15/28
(c)(d)
44,355
Ecolab, Inc.
120,000 3.250
12/01/27
(c)
118,749
200,000 1.300
01/30/31
(c)
173,683
FMC Corp.
100,000 3.450
10/01/29
(c)
90,487
Huntsman International LLC
50,000 4.500
05/01/29
(c)
47,565
Linde, Inc.
61,000 1.100
08/10/30
(c)
53,555
LYB International Finance III LLC
40,000 2.250
10/01/30
(c)
35,639
271,000 3.625
04/01/51
(c)
178,505
RPM International, Inc.
150,000 4.250
01/15/48
(c)
124,730
Sherwin-Williams Co. (The)
188,000 3.450
06/01/27
(c)
186,398
250,000 3.300
05/15/50
(c)
174,317
Westlake Corp.
175,000 3.125
08/15/51
(c)
108,188
1,835,929
Broadcasting – 0.0%
Discovery Communications LLC
190,000 5.300
05/15/49
(c)
127,300
Brokerage – 0.1%
Affiliated Managers Group, Inc.
130,000 3.300
06/15/30
(c)
124,380
BlackRock Funding, Inc.
228,000 4.600
07/26/27
(c)
230,797
Blackrock, Inc.
140,000 4.750
05/25/33
(c)
143,581
Cboe Global Markets, Inc.
82,000 3.650
01/12/27
(c)
81,716
CME Group, Inc.
100,000 4.150
06/15/48
(c)
85,219
Intercontinental Exchange, Inc.
94,000 4.600
03/15/33
(c)
95,393
Jefferies Financial Group, Inc.
40,000 4.850
01/15/27
40,205
40,000 4.150
01/23/30
39,238
84,000 6.250
01/15/36
88,873
20,000 6.500
01/20/43
20,984
Raymond James Financial, Inc.
50,000 4.650
04/01/30
(c)
51,183
1,001,569
Building Materials – 0.0%
Masco Corp.
50,000 1.500
02/15/28
(c)
47,188
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Building Materials – (continued)
Owens Corning
$ 50,000 3.500%
02/15/30
(c)
$ 48,453
Vulcan Materials Co.
50,000 5.350
12/01/34
(c)
52,142
147,783
Capital Goods – 1.1%
3M Co.
50,000 2.375
08/26/29
(c)
47,161
Carlisle Cos., Inc.
100,000 3.750
12/01/27
(c)
99,478
Carrier Global Corp.
100,000 3.377
04/05/40
(c)
81,822
Caterpillar Financial Services Corp. , MTN
50,000 3.600
08/12/27
49,920
Caterpillar, Inc.
50,000 3.803
08/15/42
42,438
296,000 3.250
04/09/50
(c)
215,204
Cintas Corp. No 2
50,000 4.000
05/01/32
(c)
49,212
CNH Industrial Capital LLC
50,000 1.450
07/15/26
(c)
49,165
Corning, Inc.
67,000 5.350
11/15/48
(c)
65,282
45,000 4.375
11/15/57
(c)
37,621
Cummins, Inc.
50,000 5.150
02/20/34
(c)
52,110
107,000 2.600
09/01/50
(c)
66,293
Deere & Co.
200,000 7.125
03/03/31
227,040
25,000 3.900
06/09/42
(c)
21,762
Dover Corp.
50,000 6.600
03/15/38
56,747
Eaton Corp.
200,000 4.150
03/15/33
(c)
196,832
Flowserve Corp.
140,000 3.500
10/01/30
(c)
133,831
Honeywell International, Inc.
50,000 4.250
01/15/29
(c)
50,429
100,000 2.700
08/15/29
(c)
95,579
188,000 1.950
06/01/30
(c)
171,712
Illinois Tool Works, Inc.
115,000 3.900
09/01/42
(c)
97,999
Ingersoll Rand, Inc.
90,000 5.176
06/15/29
(c)
93,352
Jabil, Inc.
9,000 4.250
05/15/27
(c)
9,015
80,000 3.600
01/15/30
(c)
77,296
Jacobs Engineering Group, Inc.
35,000 6.350
08/18/28
(c)
36,960
John Deere Capital Corp. , MTN
90,000 4.800
01/09/26
90,056
110,000 4.900
06/11/27
111,918
290,000 4.750
01/20/28
295,983
35,000 2.800
07/18/29
33,695
80,000 2.450
01/09/30
75,620
Johnson Controls International PLC
100,000 4.500
02/15/47
(c)
87,657

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
Johnson Controls International PLC / Tyco Fire & Security
Finance SCA
$ 100,000 5.500%
04/19/29
(c)
$ 104,352
100,000 2.000
09/16/31
(c)
88,487
Kennametal, Inc.
50,000 4.625
06/15/28
(c)
50,380
Lennox International, Inc.
50,000 5.500
09/15/28
(c)
51,864
Otis Worldwide Corp.
60,000 2.293
04/05/27
(c)
58,688
150,000 5.250
08/16/28
(c)
155,030
Quanta Services, Inc.
196,000 2.900
10/01/30
(c)
184,344
Regal Rexnord Corp.
264,000 6.050
04/15/28
(c)
273,450
135,000 6.300
02/15/30
(c)
143,648
Republic Services, Inc.
187,000 1.750
02/15/32
(c)
161,617
150,000 2.375
03/15/33
(c)
131,439
145,000 5.200
11/15/34
(c)
151,434
Roper Technologies, Inc.
120,000 4.200
09/15/28
(c)
120,260
470,000 1.750
02/15/31
(c)
413,545
Teledyne Technologies, Inc.
15,000 2.250
04/01/28
(c)
14,389
Timken Co. (The)
100,000 4.125
04/01/32
(c)
95,978
Trane Technologies Financing Ltd.
50,000 3.800
03/21/29
(c)
49,634
Trane Technologies Holdco, Inc.
100,000 3.750
08/21/28
(c)
99,597
Waste Management, Inc.
100,000 3.150
11/15/27
(c)
98,694
1,000,000 3.875
01/15/29
(c)
997,384
100,000 4.100
03/01/45
(c)
85,356
135,000 4.150
07/15/49
(c)
113,121
50,000 2.500
11/15/50
(c)
30,415
Westinghouse Air Brake Technologies Corp.
75,000 3.450
11/15/26
(c)
74,545
117,000 4.700
09/15/28
(c)
118,481
WRKCo, Inc.
100,000 3.900
06/01/28
(c)
99,516
WW Grainger, Inc.
60,000 4.600
06/15/45
(c)
54,922
94,000 3.750
05/15/46
(c)
75,664
Xylem, Inc.
15,000 3.250
11/01/26
(c)
14,902
420,000 1.950
01/30/28
(c)
403,540
7,333,865
Communications – 0.6%
Charter Communications Operating LLC / Charter
Communications Operating Capital
82,000 3.750
02/15/28
(c)
80,666
82,000 4.200
03/15/28
(c)
81,517
90,000 5.050
03/30/29
(c)
90,790
40,000 2.800
04/01/31
(c)
35,889
255,000 6.650
02/01/34
(c)
269,983
72,000 6.384
10/23/35
(c)
74,316
66,000 5.375
04/01/38
(c)
61,209
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Communications – (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital – (continued)
$ 85,000 6.484%
10/23/45
(c)
$ 81,176
40,000 5.125
07/01/49
(c)
32,049
85,000 3.850
04/01/61
(c)
51,928
60,000 4.400
12/01/61
(c)
39,891
Comcast Corp.
360,000 4.550
01/15/29
(c)
365,323
200,000 1.950
01/15/31
(c)
178,197
102,000 4.250
01/15/33
99,768
90,000 3.969
11/01/47
(c)
68,642
366,000 2.800
01/15/51
(c)
218,739
464,000 2.887
11/01/51
(c)
280,350
80,000 5.350
05/15/53
(c)
73,603
100,000 5.650
06/01/54
(c)
96,275
100,000 6.050
05/15/55
(c)
101,561
246,000 2.937
11/01/56
(c)
141,849
100,000 2.650
08/15/62
(c)
51,107
70,000 2.987
11/01/63
(c)
38,808
Time Warner Cable Enterprises LLC
94,000 8.375
07/15/33
108,847
Time Warner Cable LLC
57,000 6.750
06/15/39
57,737
15,000 5.875
11/15/40
(c)
13,894
57,000 5.500
09/01/41
(c)
50,403
TWDC Enterprises 18 Corp.
15,000 4.375
08/16/41
13,582
TWDC Enterprises 18 Corp. , GMTN
15,000 4.125
06/01/44
12,768
TWDC Enterprises 18 Corp. , MTN
228,000 2.950
06/15/27
224,987
Walt Disney Co. (The)
226,000 2.200
01/13/28
218,569
497,000 2.000
09/01/29
(c)
464,269
80,000 3.800
03/22/30
79,443
90,000 3.500
05/13/40
(c)
76,203
15,000 4.750
09/15/44
(c)
13,864
50,000 3.600
01/13/51
(c)
37,871
3,986,073
Consumer Cyclical – 1.7%
Amazon.com, Inc.
106,000 3.300
04/13/27
(c)
105,509
228,000 3.150
08/22/27
(c)
225,968
42,000 2.100
05/12/31
(c)
37,997
196,000 3.875
08/22/37
(c)
182,382
89,000 2.500
06/03/50
(c)
54,944
196,000 3.950
04/13/52
(c)
157,758
150,000 2.700
06/03/60
(c)
87,388
American Honda Finance Corp.
826,000 4.550
03/03/28
835,893
100,000 4.600
04/17/30
101,332
American Honda Finance Corp. , GMTN
112,000 5.125
07/07/28
115,063
Aptiv Swiss Holdings Ltd.
100,000 5.400
03/15/49
(c)
92,750
AutoZone, Inc.
34,000 4.000
04/15/30
(c)
33,713
Best Buy Co., Inc.
190,000 4.450
10/01/28
(c)
191,925

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Costco Wholesale Corp.
$ 40,000 3.000%
05/18/27
(c)
$ 39,663
8,000 1.750
04/20/32
(c)
6,954
DR Horton, Inc.
94,000 1.400
10/15/27
(c)
89,648
eBay, Inc.
84,000 6.300
11/22/32
(c)
92,224
Expedia Group, Inc.
158,000 3.800
02/15/28
(c)
156,950
Ford Motor Co.
18,000 3.250
02/12/32
(c)
15,807
Ford Motor Credit Co. LLC
290,000 6.798
11/07/28
(c)
304,092
217,000 5.875
11/07/29
(c)
222,300
200,000 6.054
11/05/31
(c)
204,536
250,000 7.122
11/07/33
(c)
269,367
General Motors Co.
47,000 6.800
10/01/27
(c)
48,886
80,000 5.600
10/15/32
(c)
83,724
25,000 6.600
04/01/36
(c)
27,264
120,000 5.400
04/01/48
(c)
110,403
General Motors Financial Co., Inc.
140,000 5.400
05/08/27
142,338
21,000 2.400
04/10/28
(c)
20,151
100,000 2.400
10/15/28
(c)
95,305
122,000 2.700
06/10/31
(c)
110,398
18,000 5.600
06/18/31
(c)
18,753
109,000 5.450
09/06/34
(c)
111,268
196,000 5.900
01/07/35
(c)
204,574
Home Depot, Inc. (The)
234,000 2.800
09/14/27
(c)
230,105
100,000 0.900
03/15/28
(c)
94,000
100,000 1.375
03/15/31
(c)
86,864
5,000 4.500
09/15/32
(c)
5,084
200,000 3.300
04/15/40
(c)
165,144
63,000 3.125
12/15/49
(c)
43,653
292,000 3.625
04/15/52
(c)
218,220
Hyatt Hotels Corp.
500,000 5.750
04/23/30
(c)
522,113
Lennar Corp.
106,000 4.750
11/29/27
(c)
106,879
Lowe's Cos., Inc.
92,000 2.625
04/01/31
(c)
84,373
175,000 5.150
07/01/33
(c)
181,294
100,000 3.000
10/15/50
(c)
64,361
140,000 5.625
04/15/53
(c)
138,432
100,000 4.450
04/01/62
(c)
79,697
Marriott International, Inc. , Series FF
196,000 4.625
06/15/30
(c)
199,367
Mastercard, Inc.
15,000 3.300
03/26/27
(c)
14,922
94,000 3.950
02/26/48
(c)
77,577
McDonald's Corp. , MTN
150,000 3.500
03/01/27
(c)
149,102
172,000 3.500
07/01/27
(c)
170,885
45,000 4.700
12/09/35
(c)
45,052
50,000 6.300
03/01/38
55,762
24,000 4.875
12/09/45
(c)
22,324
30,000 4.450
09/01/48
(c)
25,927
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
McDonald’s Corp., MTN – (continued)
$ 18,000 5.150%
09/09/52
(c)
$ 17,045
NIKE, Inc.
50,000 3.875
11/01/45
(c)
40,898
O'Reilly Automotive, Inc.
80,000 4.200
04/01/30
(c)
79,840
PulteGroup, Inc.
88,000 6.375
05/15/33
96,452
Royal Caribbean Cruises Ltd.
312,000 3.700
03/15/28
(c)
309,036
Sekisui House US, Inc.
76,000 2.500
01/15/31
(c)
67,656
40,000 6.000
01/15/43
(c)
37,427
190,000 3.966
08/06/61
(c)
128,560
Starbucks Corp.
150,000 4.850
02/08/27
(c)
151,443
30,000 3.750
12/01/47
(c)
22,923
246,000 3.350
03/12/50
(c)
172,064
Tapestry, Inc.
33,000 4.125
07/15/27
(c)
32,953
Target Corp.
12,000 4.500
09/15/32
(c)
12,116
100,000 3.900
11/15/47
(c)
79,650
292,000 4.800
01/15/53
(c)
263,547
Toll Brothers Finance Corp.
1,000,000 4.875
03/15/27
(c)
1,006,755
Toyota Motor Credit Corp.
292,000 5.200
05/15/26
293,736
40,000 3.650
01/08/29
39,615
90,000 5.550
11/20/30
95,902
10,000 5.100
03/21/31
10,444
100,000 1.900
09/12/31
87,994
Toyota Motor Credit Corp. , MTN
6,000 0.800
01/09/26
5,980
50,000 3.200
01/11/27
49,655
94,000 1.150
08/13/27
89,917
80,000 3.375
04/01/30
78,021
Visa, Inc.
40,000 1.900
04/15/27
(c)
39,068
77,000 0.750
08/15/27
(c)
73,376
201,000 2.750
09/15/27
(c)
197,789
50,000 1.100
02/15/31
(c)
43,612
Walmart, Inc.
100,000 7.550
02/15/30
114,144
122,000 1.800
09/22/31
(c)
108,992
70,000 4.150
09/09/32
(c)
70,787
100,000 5.250
09/01/35
106,718
530,000 2.650
09/22/51
(c)
340,403
11,742,882
Consumer Noncyclical – 2.1%
Abbott Laboratories
640,000 4.750
11/30/36
(c)
649,704
94,000 6.000
04/01/39
105,214
40,000 4.750
04/15/43
(c)
38,475
AbbVie, Inc.
14,000 2.950
11/21/26
(c)
13,871
192,000 4.800
03/15/27
(c)
194,059
94,000 4.625
10/01/42
(c)
87,014
188,000 4.400
11/06/42
170,871

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
AbbVie, Inc. – (continued)
$ 354,000 4.700%
05/14/45
(c)
$ 325,683
135,000 4.450
05/14/46
(c)
119,892
150,000 4.250
11/21/49
(c)
127,055
Agilent Technologies, Inc.
100,000 2.750
09/15/29
(c)
95,104
Altria Group, Inc.
115,000 3.400
05/06/30
(c)
110,895
48,000 5.800
02/14/39
(c)
49,999
40,000 4.500
05/02/43
34,510
40,000 5.375
01/31/44
39,172
75,000 3.875
09/16/46
(c)
57,128
92,000 5.950
02/14/49
(c)
93,330
55,000 4.450
05/06/50
(c)
44,537
Amgen, Inc.
292,000 5.150
03/02/28
(c)
299,211
292,000 5.250
03/02/30
(c)
303,304
200,000 5.250
03/02/33
(c)
209,046
195,000 3.375
02/21/50
(c)
141,694
237,000 5.750
03/02/63
(c)
236,765
Baxter International, Inc.
300,000 2.272
12/01/28
(c)
282,410
Becton Dickinson & Co.
200,000 5.110
02/08/34
(c)
204,881
Biogen, Inc.
292,000 2.250
05/01/30
(c)
268,457
Bristol-Myers Squibb Co.
486,000 1.450
11/13/30
(c)
429,750
100,000 5.100
02/22/31
(c)
104,775
82,000 3.550
03/15/42
(c)
67,267
155,000 3.700
03/15/52
(c)
117,701
110,000 3.900
03/15/62
(c)
82,145
Cardinal Health, Inc.
244,000 4.700
11/15/26
245,577
188,000 3.410
06/15/27
(c)
186,353
Centene Corp.
338,000 4.250
12/15/27
(c)
333,974
135,000 4.625
12/15/29
(c)
130,279
Elevance Health, Inc.
290,000 5.500
10/15/32
(c)
306,036
30,000 5.200
02/15/35
(c)
30,780
50,000 5.000
01/15/36
(c)
49,987
50,000 6.100
10/15/52
(c)
52,279
62,000 5.700
02/15/55
(c)
61,619
Eli Lilly & Co.
15,000 3.100
05/15/27
(c)
14,863
102,000 3.375
03/15/29
(c)
100,490
400,000 4.700
02/09/34
(c)
407,989
44,000 3.950
03/15/49
(c)
36,130
20,000 5.650
10/15/65
(c)
20,660
Equifax, Inc.
40,000 3.250
06/01/26
(c)
39,785
42,000 2.350
09/15/31
(c)
37,445
Gilead Sciences, Inc.
200,000 5.250
10/15/33
(c)
211,162
100,000 5.550
10/15/53
(c)
101,913
GlaxoSmithKline Capital, Inc.
300,000 3.875
05/15/28
299,818
84,000 6.375
05/15/38
95,375
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Johnson & Johnson
$ 50,000 6.950%
09/01/29
$ 55,522
100,000 4.900
06/01/31
(c)
104,753
300,000 5.000
03/01/35
(c)
314,494
335,000 3.550
03/01/36
(c)
310,453
96,000 3.400
01/15/38
(c)
85,583
374,000 2.100
09/01/40
(c)
268,010
340,000 4.500
09/01/40
333,425
50,000 3.750
03/03/47
(c)
41,259
Johnson & Johnson
100,000 1.300
09/01/30
(c)
89,065
Kroger Co. (The)
25,000 3.875
10/15/46
(c)
19,536
196,000 5.500
09/15/54
(c)
190,487
77,000 5.650
09/15/64
(c)
74,804
Laboratory Corp. of America Holdings
100,000 4.550
04/01/32
(c)
100,133
Medtronic, Inc.
300,000 4.375
03/15/35
296,760
Merck & Co., Inc.
450,000 4.050
05/17/28
(c)
452,923
196,000 5.000
05/17/53
(c)
185,744
Mylan, Inc.
92,000 5.400
11/29/43
(c)
79,112
77,000 5.200
04/15/48
(c)
62,659
Novartis Capital Corp.
94,000 2.000
02/14/27
(c)
92,142
50,000 4.000
11/20/45
(c)
42,450
Pfizer Investment Enterprises Pte Ltd.
223,000 4.750
05/19/33
(c)
227,434
196,000 5.300
05/19/53
(c)
190,317
100,000 5.340
05/19/63
(c)
95,254
Pfizer, Inc.
100,000 1.700
05/28/30
(c)
90,490
486,000 1.750
08/18/31
(c)
428,546
100,000 7.200
03/15/39
121,072
101,000 4.400
05/15/44
91,649
Philip Morris International, Inc.
218,000 4.875
02/13/26
218,363
250,000 5.375
02/15/33
(c)
262,266
Regeneron Pharmaceuticals, Inc.
428,000 1.750
09/15/30
(c)
382,032
Revvity, Inc.
100,000 1.900
09/15/28
(c)
93,878
50,000 2.550
03/15/31
(c)
45,211
Royalty Pharma PLC
100,000 2.200
09/02/30
(c)
90,654
Stryker Corp.
130,000 4.625
09/11/34
(c)
129,742
Thermo Fisher Scientific, Inc.
292,000 5.086
08/10/33
(c)
304,255
Utah Acquisition Sub, Inc.
75,000 5.250
06/15/46
(c)
62,001
Viatris, Inc.
92,000 2.700
06/22/30
(c)
83,785
115,000 4.000
06/22/50
(c)
76,850
Wyeth LLC
102,000 6.500
02/01/34
115,625

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Zimmer Biomet Holdings, Inc.
$ 50,000 5.200%
09/15/34
(c)
$ 51,258
100,000 4.450
08/15/45
(c)
87,820
Zoetis, Inc.
239,000 2.000
05/15/30
(c)
218,710
14,532,959
Consumer Products – 0.2%
Church & Dwight Co., Inc.
50,000 2.300
12/15/31
(c)
44,628
Clorox Co. (The)
15,000 4.600
05/01/32
(c)
15,184
Colgate-Palmolive Co.
150,000 3.100
08/15/27
(c)
148,525
Estee Lauder Cos., Inc. (The)
50,000 1.950
03/15/31
(c)
44,620
340,000 5.150
05/15/53
(c)
321,114
Haleon US Capital LLC
250,000 4.000
03/24/52
(c)
200,471
Hasbro, Inc.
100,000 5.100
05/15/44
(c)
88,958
Kenvue, Inc.
292,000 5.050
03/22/53
(c)
271,083
Kimberly-Clark Corp.
125,000 6.625
08/01/37
145,746
Procter & Gamble Co. (The)
40,000 1.000
04/23/26
39,541
94,000 2.450
11/03/26
92,931
15,000 2.850
08/11/27
14,802
100,000 1.950
04/23/31
90,638
110,000 3.600
03/25/50
85,556
Whirlpool Corp.
100,000 2.400
05/15/31
(c)
84,223
1,688,020
Distributors – 0.0%
PACCAR Financial Corp. , MTN
50,000 5.000
03/22/34
52,033
Electric – 2.6%
AEP Transmission Co. LLC
184,000 5.400
03/15/53
(c)
181,514
AES Corp. (The)
50,000 5.450
06/01/28
(c)
50,922
Alabama Power Co. , Series 20-A
15,000 1.450
09/15/30
(c)
13,309
Alabama Power Co. , Series A
94,000 4.300
07/15/48
(c)
79,740
Ameren Illinois Co.
126,000 4.950
06/01/33
(c)
129,156
114,000 5.900
12/01/52
(c)
119,478
American Electric Power Co., Inc.
226,000 5.625
03/01/33
(c)
238,665
(US 5 Year CMT T-Note +
2.750%)
200,000 7.050
12/15/54
(c)(e)
209,924
Arizona Public Service Co.
300,000 2.600
08/15/29
(c)
283,732
50,000 3.500
12/01/49
(c)
36,112
Atmos Energy Corp.
300,000 2.625
09/15/29
(c)
285,122
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Atmos Energy Corp. – (continued)
$ 80,000 2.850%
02/15/52
(c)
$ 50,821
80,000 5.750
10/15/52
(c)
82,398
Berkshire Hathaway Energy Co.
188,000 2.850
05/15/51
(c)
118,895
170,000 4.600
05/01/53
(c)
146,824
Black Hills Corp.
20,000 2.500
06/15/30
(c)
18,488
CenterPoint Energy Resources Corp.
392,000 5.250
03/01/28
(c)
401,689
CenterPoint Energy, Inc.
(US 5 Year CMT T-Note +
2.586%)
200,000 6.700
05/15/55
(c)(e)
204,686
Cleco Corporate Holdings LLC
80,000 3.375
09/15/29
(c)
75,524
Cleco Power LLC
15,000 6.000
12/01/40
15,722
Commonwealth Edison Co.
386,000 5.900
03/15/36
418,992
196,000 4.600
08/15/43
(c)
177,434
100,000 4.000
03/01/49
(c)
79,888
Connecticut Light and Power Co. (The)
100,000 4.650
01/01/29
(c)
101,570
Constellation Energy Generation LLC
150,000 6.125
01/15/34
(c)
163,227
Consumers Energy Co.
250,000 4.625
05/15/33
(c)
251,345
Dominion Energy South Carolina, Inc. , Series A
150,000 2.300
12/01/31
(c)
133,709
Dominion Energy, Inc.
80,000 4.250
06/01/28
(c)
80,262
200,000 5.000
06/15/30
(c)
205,636
Dominion Energy, Inc. , Series C
296,000 3.375
04/01/30
(c)
286,546
DTE Electric Co.
150,000 3.950
06/15/42
(c)
123,845
15,000 3.700
03/15/45
(c)
11,911
DTE Electric Co. , Series A
100,000 1.900
04/01/28
(c)
95,450
40,000 4.000
04/01/43
(c)
33,640
Duke Energy Carolinas LLC
112,000 3.700
12/01/47
(c)
86,515
Duke Energy Corp.
102,000 2.550
06/15/31
(c)
92,886
200,000 3.750
09/01/46
(c)
153,893
Duke Energy Florida LLC
25,000 3.400
10/01/46
(c)
18,434
Duke Energy Indiana LLC
50,000 6.350
08/15/38
56,023
40,000 6.450
04/01/39
44,758
122,000 2.750
04/01/50
(c)
77,237
Duke Energy Progress LLC
60,000 3.700
09/01/28
(c)
59,672
100,000 3.450
03/15/29
(c)
98,415
196,000 6.300
04/01/38
219,729
15,000 4.100
05/15/42
(c)
12,976
100,000 5.350
03/15/53
(c)
98,710

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Edison International
$ 284,000 4.125%
03/15/28
(c)
$ 280,413
Entergy Arkansas LLC
100,000 4.950
12/15/44
(c)
93,828
Entergy Corp.
50,000 2.800
06/15/30
(c)
46,852
Entergy Louisiana LLC
100,000 3.120
09/01/27
(c)
98,571
194,000 4.200
04/01/50
(c)
157,826
Entergy Texas, Inc.
160,000 5.150
06/01/45
(c)
152,817
Evergy Kansas Central, Inc.
100,000 3.250
09/01/49
(c)
69,214
Evergy Metro, Inc. , Series 2020
70,000 2.250
06/01/30
(c)
64,546
Eversource Energy
200,000 5.450
03/01/28
(c)
204,864
Eversource Energy , Series M
150,000 3.300
01/15/28
(c)
147,248
Exelon Corp.
240,000 5.300
03/15/33
(c)
250,505
70,000 5.450
03/15/34
(c)
73,253
100,000 4.950
06/15/35
(c)
100,043
135,000 4.450
04/15/46
(c)
115,701
Florida Power & Light Co.
50,000 5.625
04/01/34
53,484
133,000 5.000
08/01/34
(c)
136,919
486,000 5.650
02/01/37
522,293
50,000 5.125
06/01/41
(c)
50,270
Georgia Power Co. , Series B
168,000 2.650
09/15/29
(c)
159,531
15,000 3.700
01/30/50
(c)
11,424
Government National Mortgage Association
200,000 5.500
03/15/34
(c)
210,953
94,000 5.700
05/15/54
(c)
95,867
Idaho Power Co. , MTN
50,000 3.650
03/01/45
(c)
38,384
Louisville Gas and Electric Co.
50,000 4.375
10/01/45
(c)
43,546
National Grid USA
100,000 8.000
11/15/30
114,848
National Rural Utilities Cooperative Finance Corp.
40,000 2.400
03/15/30
(c)
37,431
National Rural Utilities Cooperative Finance Corp. , MTN
100,000 5.050
09/15/28
(c)
102,787
Nevada Power Co.
50,000 5.450
05/15/41
(c)
50,305
NextEra Energy Capital Holdings, Inc.
165,000 5.900
03/15/55
(c)
170,297
NiSource, Inc.
184,000 5.250
03/30/28
(c)
188,768
(US 5 Year CMT T-Note +
2.451%)
200,000 6.950
11/30/54
(c)(e)
208,170
Northern States Power Co.
172,000 4.500
06/01/52
(c)
148,744
20,000 5.400
03/15/54
(c)
19,743
NSTAR Electric Co.
15,000 3.200
05/15/27
(c)
14,830
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
NSTAR Electric Co. – (continued)
$ 100,000 3.950%
04/01/30
(c)
$ 98,906
100,000 4.400
03/01/44
(c)
88,133
Ohio Edison Co.
130,000 6.875
07/15/36
149,139
Ohio Power Co.
196,000 4.150
04/01/48
(c)
157,098
Oklahoma Gas and Electric Co.
50,000 4.000
12/15/44
(c)
40,751
Oncor Electric Delivery Co. LLC
100,000 7.000
05/01/32
114,045
150,000 3.800
09/30/47
(c)
117,903
244,000 3.100
09/15/49
(c)
165,024
Pacific Gas and Electric Co.
500,000 5.450
06/15/27
(c)
507,260
200,000 2.100
08/01/27
(c)
192,828
204,000 4.300
03/15/45
(c)
163,942
150,000 4.000
12/01/46
(c)
114,432
50,000 5.250
03/01/52
(c)
44,399
213,000 6.750
01/15/53
(c)
231,084
PacifiCorp
100,000 5.100
02/15/29
(c)
101,892
200,000 5.300
02/15/31
(c)
206,091
196,000 5.750
04/01/37
199,274
198,000 5.500
05/15/54
(c)
180,553
(US 5 Year CMT T-Note +
3.319%)
200,000 7.375
09/15/55
(c)(e)
203,778
PECO Energy Co.
100,000 4.800
10/15/43
(c)
90,434
125,000 3.900
03/01/48
(c)
100,090
214,000 3.050
03/15/51
(c)
143,548
Piedmont Natural Gas Co., Inc.
200,000 4.650
08/01/43
(c)
183,108
Potomac Electric Power Co.
150,000 4.150
03/15/43
(c)
129,032
PPL Capital Funding, Inc.
150,000 5.250
09/01/34
(c)
154,336
Public Service Co. of New Hampshire , Series V
100,000 2.200
06/15/31
(c)
89,497
Public Service Electric and Gas Co. , MTN
42,000 1.900
08/15/31
(c)
37,084
232,000 3.800
03/01/46
(c)
187,396
70,000 3.600
12/01/47
(c)
53,705
80,000 3.000
03/01/51
(c)
53,889
Public Service Electric and Gas Co. , Series K
50,000 4.050
05/01/45
(c)
40,874
Public Service Enterprise Group, Inc.
40,000 2.450
11/15/31
(c)
35,776
Puget Energy, Inc.
100,000 4.224
03/15/32
(c)
96,135
Puget Sound Energy, Inc.
50,000 4.434
11/15/41
(c)
44,254
173,000 4.223
06/15/48
(c)
143,733
Sempra
200,000 3.700
04/01/29
(c)
196,759
110,000 3.800
02/01/38
(c)
95,340
92,000 4.000
02/01/48
(c)
71,428

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
(US 5 Year CMT T-Note +
2.632%)
$ 230,000 6.400%
10/01/54
(c)(e)
$ 234,600
(US 5 Year CMT T-Note +
2.789%)
280,000 6.875
10/01/54
(c)(e)
286,876
Southern California Edison Co.
40,000 2.850
08/01/29
(c)
37,697
196,000 5.700
03/01/53
(c)
184,998
Southern California Edison Co. , Series 08-A
114,000 5.950
02/01/38
117,278
Southern California Edison Co. , Series A
100,000 4.200
03/01/29
(c)
99,177
Southern Co. (The)
110,000 5.113
08/01/27
111,669
190,000 4.400
07/01/46
(c)
162,559
Southern Co. (The) , Series 21-A
(US 5 Year CMT T-Note +
2.915%)
79,000 3.750
09/15/51
(c)(e)
77,830
Southern Co. Gas Capital Corp.
100,000 6.000
10/01/34
105,916
15,000 3.950
10/01/46
(c)
11,915
94,000 4.400
05/30/47
(c)
79,347
Tucson Electric Power Co.
118,000 4.850
12/01/48
(c)
105,807
Virginia Electric and Power Co. , Series A
100,000 3.500
03/15/27
(c)
99,424
Virginia Electric and Power Co. , Series C
140,000 4.000
11/15/46
(c)
113,299
Virginia Electric and Power Co. , Series MTN
100,000 6.000
01/15/36
108,406
Wisconsin Electric Power Co.
100,000 5.700
12/01/36
108,746
50,000 3.650
12/15/42
(c)
39,631
Wisconsin Power and Light Co.
100,000 3.000
07/01/29
(c)
96,486
50,000 4.100
10/15/44
(c)
40,967
Xcel Energy, Inc.
390,000 1.750
03/15/27
(c)
378,461
200,000 5.500
03/15/34
(c)
207,475
17,991,213
Electrical – 0.0%
Emerson Electric Co.
45,000 1.950
10/15/30
(c)
40,865
15,000 6.000
08/15/32
16,530
100,000 5.250
11/15/39
103,719
Fortive Corp.
15,000 4.300
06/15/46
(c)
12,399
Hubbell, Inc.
50,000 3.150
08/15/27
(c)
49,331
222,844
Energy – 1.5%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
69,000 4.080
12/15/47
(c)
55,627
Boardwalk Pipelines LP
100,000 4.800
05/03/29
(c)
101,340
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
BP Capital Markets America, Inc.
$ 150,000 4.234%
11/06/28
(c)
$ 151,293
196,000 4.699
04/10/29
(c)
200,139
BP Capital Markets PLC
374,000 3.279
09/19/27
(c)
370,481
Cheniere Corpus Christi Holdings LLC
40,000 5.125
06/30/27
(c)
40,465
112,000 2.742
12/31/39
95,781
Cheniere Energy, Inc.
292,000 4.625
10/15/28
(c)
292,312
Chevron USA, Inc.
100,000 4.819
04/15/32
(c)
103,321
188,000 2.343
08/12/50
(c)
111,821
ConocoPhillips Co.
180,000 3.758
03/15/42
(c)
148,190
100,000 5.300
05/15/53
(c)
95,196
Diamondback Energy, Inc.
211,000 5.400
04/18/34
(c)
216,550
Energy Transfer LP
100,000 8.250
11/15/29
(c)
112,973
77,000 3.750
05/15/30
(c)
75,194
155,000 6.550
12/01/33
(c)
171,122
50,000 6.850
02/15/40
54,046
14,000 6.050
06/01/41
(c)
14,191
13,000 6.500
02/01/42
(c)
13,797
75,000 6.125
12/15/45
(c)
74,891
2,000 5.300
04/15/47
(c)
1,803
55,000 6.250
04/15/49
(c)
55,330
51,000 5.000
05/15/50
(c)
43,496
108,000 5.950
05/15/54
(c)
104,408
(US 5 Year CMT T-Note +
4.020%)
200,000 8.000
05/15/54
(c)(e)
212,164
Enterprise Products Operating LLC
100,000 2.800
01/31/30
(c)
95,134
150,000 4.850
08/15/42
(c)
140,594
55,000 4.800
02/01/49
(c)
49,394
60,000 4.200
01/31/50
(c)
49,190
15,000 3.950
01/31/60
(c)
11,182
(TSFR3M + 2.832%)
190,000 5.375
02/15/78
(c)(e)
189,147
Enterprise Products Operating LLC , Series D
80,000 6.875
03/01/33
91,518
EOG Resources, Inc.
60,000 3.900
04/01/35
(c)
56,270
EQT Corp.
90,000 7.000
02/01/30
(c)
97,924
Exxon Mobil Corp.
188,000 4.227
03/19/40
(c)
174,534
50,000 4.327
03/19/50
(c)
42,820
Halliburton Co.
200,000 4.850
11/15/35
(c)
198,640
100,000 4.500
11/15/41
(c)
89,155
50,000 5.000
11/15/45
(c)
45,322
Hess Corp.
62,000 4.300
04/01/27
(c)
62,229
55,000 6.000
01/15/40
60,228
75,000 5.600
02/15/41
78,475
42,000 5.800
04/01/47
(c)
43,662

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Kinder Morgan Energy Partners LP
$ 118,000 7.300%
08/15/33
$ 135,998
130,000 6.500
09/01/39
141,703
Kinder Morgan, Inc.
56,000 2.000
02/15/31
(c)
50,089
84,000 5.200
03/01/48
(c)
77,778
Marathon Petroleum Corp.
264,000 6.500
03/01/41
(c)
282,900
50,000 5.850
12/15/45
(c)
49,539
MPLX LP
4,000 1.750
03/01/26
(c)
3,975
104,000 2.650
08/15/30
(c)
96,389
15,000 4.700
04/15/48
(c)
12,572
85,000 5.500
02/15/49
(c)
78,708
282,000 4.950
03/14/52
(c)
239,389
NOV, Inc.
15,000 3.950
12/01/42
(c)
11,920
Occidental Petroleum Corp.
132,000 6.625
09/01/30
(c)
142,256
50,000 6.450
09/15/36
53,437
99,000 –
10/10/36
(f)(g)
60,143
ONEOK Partners LP
15,000 6.650
10/01/36
16,383
ONEOK, Inc.
100,000 3.400
09/01/29
(c)
96,582
292,000 3.100
03/15/30
(c)
277,239
25,000 6.350
01/15/31
(c)
26,830
296,000 6.050
09/01/33
(c)
315,709
90,000 4.200
10/03/47
(c)
70,013
98,000 5.200
07/15/48
(c)
89,402
60,000 5.850
11/01/64
(c)
57,043
Ovintiv, Inc.
195,000 6.625
08/15/37
206,950
Patterson-UTI Energy, Inc.
100,000 3.950
02/01/28
(c)
98,634
Phillips 66 Co.
76,000 3.550
10/01/26
(c)
75,842
292,000 3.750
03/01/28
(c)
289,991
89,000 5.300
06/30/33
(c)
92,206
Pioneer Natural Resources Co.
50,000 2.150
01/15/31
(c)
45,450
Plains All American Pipeline LP / PAA Finance Corp.
40,000 4.500
12/15/26
(c)
40,089
92,000 3.550
12/15/29
(c)
89,223
35,000 6.700
05/15/36
39,299
40,000 6.650
01/15/37
43,767
15,000 4.700
06/15/44
(c)
12,903
Sabine Pass Liquefaction LLC
162,000 4.200
03/15/28
(c)
162,472
15,000 4.500
05/15/30
(c)
15,109
Shell Finance  U.S., Inc.
250,000 4.125
05/11/35
242,022
60,000 4.375
05/11/45
52,613
24,000 4.000
05/10/46
19,822
Shell International Finance BV
179,000 6.375
12/15/38
200,847
172,000 5.500
03/25/40
179,423
50,000 4.550
08/12/43
45,305
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Spectra Energy Partners LP
$ 67,000 3.375%
10/15/26
(c)
$ 66,637
Targa Resources Corp.
126,000 6.150
03/01/29
(c)
133,118
87,000 6.500
03/30/34
(c)
95,472
100,000 4.950
04/15/52
(c)
85,285
TC PipeLines LP
337,000 3.900
05/25/27
(c)
335,569
Tennessee Gas Pipeline Co. LLC
50,000 7.625
04/01/37
59,670
Transcontinental Gas Pipe Line Co. LLC
50,000 5.400
08/15/41
(c)
49,906
40,000 3.950
05/15/50
(c)
31,114
Valero Energy Corp.
84,000 3.400
09/15/26
(c)
83,650
170,000 4.000
04/01/29
(c)
169,285
100,000 7.500
04/15/32
115,826
15,000 4.900
03/15/45
13,549
60,000 3.650
12/01/51
(c)
41,977
Western Midstream Operating LP
50,000 4.750
08/15/28
(c)
50,489
Williams Cos., Inc. (The)
188,000 3.750
06/15/27
(c)
186,855
15,000 6.300
04/15/40
16,344
98,000 4.900
01/15/45
(c)
89,286
XTO Energy, Inc.
50,000 6.750
08/01/37
58,081
10,511,426
Financial Company – 0.1%
Air Lease Corp.
202,000 2.200
01/15/27
(c)
197,466
50,000 3.625
04/01/27
(c)
49,556
Ally Financial, Inc.
50,000 7.100
11/15/27
(c)
52,391
(SOFR + 3.260%)
100,000 6.992
06/13/29
(c)(e)
105,717
Apollo Global Management, Inc.
100,000 5.800
05/21/54
(c)
98,721
Blackstone Private Credit Fund
144,000 3.250
03/15/27
(c)
141,390
Blackstone Secured Lending Fund
50,000 2.850
09/30/28
(c)
47,312
Blue Owl Capital Corp.
50,000 2.875
06/11/28
(c)
47,205
GATX Corp.
50,000 4.000
06/30/30
(c)
49,236
788,994
Food and Beverage – 0.7%
Brown-Forman Corp.
50,000 4.000
04/15/38
(c)
45,416
Coca-Cola Co. (The)
200,000 2.125
09/06/29
188,365
100,000 1.375
03/15/31
87,821
50,000 2.250
01/05/32
45,407
187,000 3.000
03/05/51
127,715
Conagra Brands, Inc.
100,000 1.375
11/01/27
(c)
94,921
196,000 5.300
11/01/38
(c)
189,281

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – (continued)
Conagra Brands, Inc. – (continued)
$ 309,000 5.400%
11/01/48
(c)
$ 283,341
Constellation Brands, Inc.
300,000 4.650
11/15/28
(c)
304,170
40,000 3.150
08/01/29
(c)
38,603
17,000 4.750
05/09/32
(c)
17,169
General Mills, Inc.
132,000 5.250
01/30/35
(c)
135,486
150,000 4.150
02/15/43
(c)
126,966
Hershey Co. (The)
42,000 3.125
11/15/49
(c)
29,099
Hormel Foods Corp.
10,000 3.050
06/03/51
(c)
6,726
Ingredion, Inc.
60,000 3.200
10/01/26
(c)
59,578
50,000 6.625
04/15/37
56,116
J M Smucker Co. (The)
40,000 2.125
03/15/32
(c)
34,575
15,000 4.375
03/15/45
12,682
Kellanova
100,000 4.500
04/01/46
88,645
Keurig Dr Pepper, Inc.
100,000 3.200
05/01/30
(c)
94,869
76,000 4.420
12/15/46
(c)
62,733
94,000 4.500
04/15/52
(c)
76,838
Kraft Heinz Foods Co.
43,000 3.000
06/01/26
(c)
42,762
40,000 3.875
05/15/27
(c)
39,896
80,000 3.750
04/01/30
(c)
78,560
22,000 5.000
07/15/35
(c)
22,014
561,000 5.200
07/15/45
(c)
522,390
52,000 4.375
06/01/46
(c)
43,808
40,000 4.875
10/01/49
(c)
35,297
McCormick & Co., Inc.
60,000 2.500
04/15/30
(c)
55,827
50,000 4.200
08/15/47
(c)
41,299
Molson Coors Beverage Co.
112,000 4.200
07/15/46
(c)
91,891
Mondelez International, Inc.
100,000 6.500
11/01/31
110,827
PepsiCo, Inc.
146,000 2.750
03/19/30
(c)
138,762
196,000 1.400
02/25/31
(c)
171,926
116,000 4.800
07/17/34
(c)
119,210
50,000 5.500
01/15/40
53,077
140,000 3.500
03/19/40
(c)
119,359
80,000 4.875
11/01/40
78,970
44,000 4.600
07/17/45
(c)
41,461
50,000 4.450
04/14/46
(c)
44,945
100,000 2.875
10/15/49
(c)
67,240
84,000 4.650
02/15/53
(c)
75,815
Pilgrim's Pride Corp.
200,000 4.250
04/15/31
(c)
194,390
21,000 6.875
05/15/34
(c)
23,356
Sysco Corp.
80,000 2.400
02/15/30
(c)
74,578
100,000 6.600
04/01/50
(c)
110,966
4,605,148
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Hardware – 0.1%
Micron Technology, Inc.
$ 125,000 4.663%
02/15/30
(c)
$ 126,621
50,000 5.875
02/09/33
(c)
53,239
155,000 6.050
11/01/35
(c)
166,031
345,891
Healthcare – 0.8%
Bio-Rad Laboratories, Inc.
100,000 3.700
03/15/32
(c)
94,524
Cigna Group (The)
400,000 4.375
10/15/28
(c)
403,778
188,000 4.900
12/15/48
(c)
171,177
CVS Health Corp.
236,000 3.750
04/01/30
(c)
230,290
76,000 1.750
08/21/30
(c)
67,620
100,000 1.875
02/28/31
(c)
87,922
30,000 5.300
06/01/33
(c)
31,077
264,000 6.000
06/01/44
(c)
268,626
242,000 5.050
03/25/48
(c)
217,629
20,000 6.250
09/15/65
(c)
20,578
DH Europe Finance II Sarl
50,000 3.250
11/15/39
(c)
41,599
Elevance Health, Inc.
92,000 2.550
03/15/31
(c)
84,081
15,000 4.650
08/15/44
(c)
13,359
40,000 4.850
08/15/54
(c)
34,510
HCA, Inc.
46,000 5.250
06/15/26
(c)
46,086
90,000 5.375
09/01/26
(c)
90,477
40,000 4.500
02/15/27
(c)
40,051
25,000 5.625
09/01/28
(c)
25,760
145,000 5.875
02/01/29
(c)
151,164
75,000 4.125
06/15/29
(c)
74,827
50,000 3.500
09/01/30
(c)
48,256
40,000 5.500
06/15/47
(c)
38,508
140,000 5.900
06/01/53
(c)
140,260
50,000 6.000
04/01/54
(c)
50,641
240,000 5.950
09/15/54
(c)
240,987
Humana, Inc.
100,000 4.625
12/01/42
(c)
87,055
Illumina, Inc.
196,000 5.750
12/13/27
(c)
201,107
McKesson Corp.
200,000 3.950
02/16/28
(c)
199,882
Quest Diagnostics, Inc.
100,000 4.200
06/30/29
(c)
100,565
100,000 2.800
06/30/31
(c)
92,339
100,000 4.700
03/30/45
(c)
91,673
Solventum Corp.
140,000 5.400
03/01/29
(c)
144,871
UnitedHealth Group, Inc.
80,000 4.000
05/15/29
(c)
80,021
572,000 5.150
07/15/34
(c)
592,621
190,000 4.250
06/15/48
(c)
157,914
31,000 5.375
04/15/54
(c)
29,881
600,000 5.625
07/15/54
(c)
598,800
50,000 4.950
05/15/62
(c)
44,158
Universal Health Services, Inc.
100,000 1.650
09/01/26
(c)
98,171

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
Universal Health Services, Inc. – (continued)
$ 100,000 2.650%
10/15/30
(c)
$ 91,375
5,324,220
Insurance – 0.8%
Allstate Corp. (The)
292,000 4.200
12/15/46
(c)
244,175
120,000 3.850
08/10/49
(c)
93,144
American Financial Group, Inc.
100,000 4.500
06/15/47
(c)
85,184
American International Group, Inc.
100,000 3.400
06/30/30
(c)
96,451
100,000 4.750
04/01/48
(c)
89,674
234,000 4.375
06/30/50
(c)
198,187
Aon Global Ltd.
100,000 4.600
06/14/44
(c)
89,224
Arch Capital Group Ltd.
90,000 3.635
06/30/50
(c)
68,376
Arch Capital Group US, Inc.
40,000 5.144
11/01/43
38,688
Arthur J Gallagher & Co.
50,000 3.500
05/20/51
(c)
35,274
Assurant, Inc.
100,000 2.650
01/15/32
(c)
88,515
Athene Holding Ltd.
150,000 6.250
04/01/54
(c)
146,894
AXIS Specialty Finance LLC
40,000 3.900
07/15/29
(c)
39,546
AXIS Specialty Finance PLC
292,000 5.150
04/01/45
270,751
Berkshire Hathaway Finance Corp.
140,000 4.200
08/15/48
(c)
119,320
92,000 4.250
01/15/49
(c)
78,918
Berkshire Hathaway, Inc.
88,000 3.125
03/15/26
(c)
87,793
Brighthouse Financial, Inc.
40,000 5.625
05/15/30
(c)
40,337
75,000 4.700
06/22/47
(c)
56,125
Chubb INA Holdings LLC
42,000 1.375
09/15/30
(c)
36,998
108,000 3.050
12/15/61
(c)
68,058
CNO Financial Group, Inc.
196,000 5.250
05/30/29
(c)
199,797
Enstar Finance LLC
(US 5 Year CMT T-Note +
4.006%)
400,000 5.500
01/15/42
(c)(e)
392,605
Everest Reinsurance Holdings, Inc.
125,000 4.868
06/01/44
113,221
Fidelity National Financial, Inc.
216,000 3.400
06/15/30
(c)
205,668
Hartford Insurance Group, Inc. (The)
196,000 2.900
09/15/51
(c)
127,612
Jackson Financial, Inc.
100,000 3.125
11/23/31
(c)
91,045
50,000 5.670
06/08/32
(c)
51,934
Markel Group, Inc.
110,000 5.000
05/20/49
(c)
99,042
Marsh & McLennan Cos., Inc.
100,000 4.850
11/15/31
(c)
102,711
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
Marsh & McLennan Cos., Inc. – (continued)
$ 70,000 2.375%
12/15/31
(c)
$ 62,662
100,000 4.350
01/30/47
(c)
85,921
MetLife, Inc.
90,000 5.375
07/15/33
(c)
95,139
15,000 4.125
08/13/42
12,852
80,000 4.600
05/13/46
(c)
72,602
Old Republic International Corp.
18,000 3.875
08/26/26
(c)
17,983
PartnerRe Finance B LLC
92,000 3.700
07/02/29
(c)
90,396
(US 5 Year CMT T-Note +
3.815%)
195,000 4.500
10/01/50
(c)(e)
183,721
Principal Financial Group, Inc.
50,000 4.625
09/15/42
45,868
50,000 4.300
11/15/46
(c)
43,222
Progressive Corp. (The)
310,000 4.000
03/01/29
(c)
310,976
100,000 4.125
04/15/47
(c)
84,208
Prudential Financial, Inc. , MTN
15,000 6.625
06/21/40
17,332
50,000 4.600
05/15/44
44,832
62,000 4.418
03/27/48
(c)
53,245
15,000 4.350
02/25/50
(c)
12,681
60,000 3.700
03/13/51
(c)
45,571
Reinsurance Group of America, Inc.
430,000 3.900
05/15/29
(c)
425,241
Travelers Cos., Inc. (The)
52,000 3.750
05/15/46
(c)
41,480
Voya Financial, Inc.
(3M USD LIBOR + 2.084%)
40,000 4.700
01/23/48
(c)(e)
37,825
W R Berkley Corp.
40,000 4.750
08/01/44
37,599
Willis North America, Inc.
200,000 5.050
09/15/48
(c)
183,321
5,459,944
Lodging – 0.1%
Las Vegas Sands Corp.
160,000 5.900
06/01/27
(c)
163,038
226,000 3.900
08/08/29
(c)
219,834
50,000 6.000
08/15/29
(c)
52,421
435,293
Media Non Cable – 0.1%
Omnicom Group, Inc.
163,000 2.450
04/30/30
(c)
150,979
80,000 4.200
06/01/30
(c)
79,460
Paramount Global
50,000 2.900
01/15/27
(c)
49,032
50,000 3.375
02/15/28
(c)
48,900
10,000 6.875
04/30/36
10,504
50,000 4.900
08/15/44
(c)
39,078
210,000 4.950
05/19/50
(c)
162,248
540,201
Metals – 0.0%
Nucor Corp.
150,000 3.950
05/01/28
(c)
149,840

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Mining – 0.0%
Freeport-McMoRan, Inc.
$ 140,000 4.125%
03/01/28
(c)
$ 139,826
Natural Gas – 0.0%
Spire Missouri, Inc.
100,000 3.300
06/01/51
(c)
69,618
Spire, Inc.
50,000 4.700
08/15/44
(c)
43,714
113,332
Publishing – 0.0%
S&P Global, Inc.
6,000 2.900
03/01/32
(c)
5,551
REITs and Real Estate – 0.8%
Alexandria Real Estate Equities, Inc.
300,000 1.875
02/01/33
(c)
246,890
AvalonBay Communities, Inc. , MTN
100,000 3.300
06/01/29
(c)
97,373
Boston Properties LP
292,000 5.750
01/15/35
(c)
300,663
Camden Property Trust
100,000 5.850
11/03/26
(c)
101,542
50,000 2.800
05/15/30
(c)
47,344
CBRE Services, Inc.
71,000 2.500
04/01/31
(c)
64,601
Digital Realty Trust LP
418,000 3.700
08/15/27
(c)
415,516
Equinix, Inc.
82,000 3.900
04/15/32
(c)
79,150
95,000 3.000
07/15/50
(c)
61,973
ERP Operating LP
100,000 3.500
03/01/28
(c)
98,896
100,000 4.500
06/01/45
(c)
89,019
Extra Space Storage LP
50,000 5.400
06/15/35
(c)
51,420
GLP Capital LP / GLP Financing II, Inc.
40,000 5.750
06/01/28
(c)
41,207
50,000 5.300
01/15/29
(c)
51,089
85,000 4.000
01/15/30
(c)
82,451
51,000 4.000
01/15/31
(c)
48,895
Healthpeak OP LLC
100,000 3.250
07/15/26
(c)
99,365
100,000 2.125
12/01/28
(c)
94,243
Invitation Homes Operating Partnership LP
292,000 2.000
08/15/31
(c)
255,132
Kilroy Realty LP
90,000 6.250
01/15/36
(c)
93,591
Kimco Realty OP LLC
244,000 3.200
04/01/32
(c)
227,963
Mid-America Apartments LP
100,000 2.875
09/15/51
(c)
64,050
NNN REIT, Inc.
50,000 4.800
10/15/48
(c)
44,824
Prologis LP
244,000 2.250
04/15/30
(c)
226,281
100,000 1.625
03/15/31
(c)
87,503
130,000 5.250
03/15/54
(c)
125,726
Public Storage Operating Co.
50,000 2.250
11/09/31
(c)
44,645
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Realty Income Corp.
$ 300,000 3.400%
01/15/28
(c)
$ 296,275
200,000 5.125
02/15/34
(c)
206,444
50,000 5.875
03/15/35
54,330
Regency Centers LP
292,000 4.400
02/01/47
(c)
251,870
Sabra Health Care LP
100,000 3.200
12/01/31
(c)
91,672
Safehold GL Holdings LLC
100,000 2.850
01/15/32
(c)
89,420
Simon Property Group LP
140,000 2.450
09/13/29
(c)
132,378
70,000 2.200
02/01/31
(c)
63,346
84,000 2.650
02/01/32
(c)
75,861
10,000 6.750
02/01/40
(c)
11,647
70,000 5.850
03/08/53
(c)
72,471
UDR, Inc. , MTN
180,000 3.200
01/15/30
(c)
172,808
Vornado Realty LP
100,000 3.400
06/01/31
(c)
90,029
Welltower OP LLC
200,000 4.250
04/15/28
(c)
201,313
WP Carey, Inc.
75,000 3.850
07/15/29
(c)
74,024
5,125,240
Revenue – 0.1%
California Institute of Technology
15,000 3.650
09/01/19
(c)
9,760
Hackensack Meridian Health, Inc. , Series 2020
15,000 2.675
09/01/41
(c)
11,054
NYU Langone Hospitals
300,000 4.784
07/01/44
280,216
Stanford Health Care
100,000 3.027
08/15/51
(c)
67,439
University of Chicago (The) , Series 20B
40,000 2.761
04/01/45
31,996
Yale University , Series 2020
190,000 1.482
04/15/30
(c)
171,481
80,000 2.402
04/15/50
(c)
49,276
621,222
Software – 0.4%
Oracle Corp.
701,000 2.300
03/25/28
(c)
667,989
454,000 4.800
08/03/28
(c)
458,195
205,000 2.950
04/01/30
(c)
190,611
84,000 4.900
02/06/33
(c)
82,622
243,000 5.500
08/03/35
(c)
243,670
10,000 6.500
04/15/38
10,462
292,000 3.600
04/01/40
(c)
224,729
49,000 5.375
07/15/40
45,725
411,000 4.000
07/15/46
(c)
301,172
31,000 5.375
09/27/54
(c)
26,586
50,000 3.850
04/01/60
(c)
32,525
Paychex, Inc.
13,000 5.600
04/15/35
(c)
13,638
Salesforce, Inc.
120,000 2.900
07/15/51
(c)
78,030
2,375,954

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – 1.9%
Adobe, Inc.
$ 40,000 2.300%
02/01/30
(c)
$ 37,429
Alphabet, Inc.
100,000 1.100
08/15/30
(c)
88,455
50,000 2.050
08/15/50
(c)
28,290
108,000 2.250
08/15/60
(c)
57,641
Analog Devices, Inc.
5,000 3.500
12/05/26
(c)
4,984
Apple, Inc.
6,000 2.450
08/04/26
(c)
5,947
15,000 3.350
02/09/27
(c)
14,941
15,000 3.200
05/11/27
(c)
14,903
60,000 2.900
09/12/27
(c)
59,214
50,000 4.000
05/12/28
(c)
50,407
250,000 2.200
09/11/29
(c)
236,223
40,000 1.650
02/08/31
(c)
35,766
45,000 4.500
02/23/36
(c)
45,956
80,000 3.850
05/04/43
68,868
76,000 3.450
02/09/45
60,404
94,000 4.650
02/23/46
(c)
88,095
50,000 4.250
02/09/47
(c)
43,784
166,000 3.750
09/12/47
(c)
134,140
50,000 3.750
11/13/47
(c)
40,463
292,000 2.650
05/11/50
(c)
187,847
320,000 2.650
02/08/51
(c)
205,360
194,000 2.550
08/20/60
(c)
112,266
Applied Materials, Inc.
82,000 3.300
04/01/27
(c)
81,494
AppLovin Corp.
133,000 5.375
12/01/31
(c)
138,168
Arrow Electronics, Inc.
196,000 5.150
08/21/29
(c)
201,286
Broadcom, Inc.
54,000 3.459
09/15/26
(c)
53,786
120,000 4.150
02/15/28
(c)
120,506
300,000 4.110
09/15/28
(c)
301,536
595,000 5.150
11/15/31
(c)
622,464
90,000 3.469
04/15/34
(c)
83,223
50,000 5.200
07/15/35
(c)
52,158
50,000 3.137
11/15/35
(c)(d)
43,675
60,000 3.187
11/15/36
(c)(d)
51,659
152,000 3.500
02/15/41
(c)
126,396
Broadridge Financial Solutions, Inc.
50,000 2.900
12/01/29
(c)
47,392
Cadence Design Systems, Inc.
380,000 4.700
09/10/34
(c)
382,368
CDW LLC / CDW Finance Corp.
196,000 5.100
03/01/30
(c)
200,312
50,000 5.550
08/22/34
(c)
51,537
Cisco Systems, Inc.
500,000 4.950
02/24/32
(c)
519,870
600,000 5.350
02/26/64
(c)
581,371
Dell International LLC / EMC Corp.
2,000 6.020
06/15/26
(c)
2,012
17,000 4.900
10/01/26
(c)
17,069
142,000 5.250
02/01/28
(c)
145,252
66,000 5.750
02/01/33
(c)
69,858
50,000 4.850
02/01/35
(c)
49,515
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
DXC Technology Co.
$ 50,000 1.800%
09/15/26
(c)
$ 49,052
FactSet Research Systems, Inc.
50,000 2.900
03/01/27
(c)
49,129
Fidelity National Information Services, Inc.
100,000 2.250
03/01/31
(c)
89,201
Fidelity National Information Services, Inc. , Series 30Y
100,000 4.750
05/15/48
(c)
87,285
Fiserv, Inc.
294,000 3.200
07/01/26
(c)
291,853
127,000 4.400
07/01/49
(c)
101,038
Flex Ltd.
100,000 4.875
06/15/29
(c)
101,363
Hewlett Packard Enterprise Co.
94,000 6.350
10/15/45
(c)
97,203
HP, Inc.
70,000 4.000
04/15/29
(c)
69,438
Intel Corp.
156,000 3.150
05/11/27
(c)
153,935
428,000 4.875
02/10/28
(c)
434,942
134,000 2.450
11/15/29
(c)
125,126
242,000 5.150
02/21/34
(c)
246,224
83,000 5.625
02/10/43
(c)
81,500
20,000 3.250
11/15/49
(c)
13,162
207,000 5.700
02/10/53
(c)
198,033
International Business Machines Corp.
312,000 4.500
02/06/26
312,105
15,000 5.875
11/29/32
16,318
150,000 4.150
05/15/39
135,718
250,000 4.000
06/20/42
213,766
300,000 4.900
07/27/52
(c)
270,582
Intuit, Inc.
150,000 1.350
07/15/27
(c)
144,286
60,000 5.125
09/15/28
(c)
61,929
Keysight Technologies, Inc.
50,000 3.000
10/30/29
(c)
47,827
KLA Corp.
100,000 4.650
07/15/32
(c)
102,126
50,000 5.000
03/15/49
(c)
47,237
60,000 3.300
03/01/50
(c)
42,792
Kyndryl Holdings, Inc.
137,000 2.700
10/15/28
(c)
131,205
42,000 3.150
10/15/31
(c)
38,235
70,000 4.100
10/15/41
(c)
55,543
Marvell Technology, Inc.
50,000 2.450
04/15/28
(c)
48,009
Meta Platforms, Inc.
291,000 4.800
05/15/30
(c)
300,504
165,000 4.950
05/15/33
(c)
170,724
196,000 5.600
05/15/53
(c)
195,064
23,000 4.650
08/15/62
(c)
19,260
Microchip Technology, Inc.
446,000 5.050
03/15/29
(c)
455,822
Microsoft Corp.
65,000 3.300
02/06/27
(c)
64,793
15,000 3.500
02/12/35
(c)
14,288
135,000 4.200
11/03/35
(c)
136,485
292,000 2.525
06/01/50
(c)
184,384
84,000 4.000
02/12/55
(c)
69,029

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Motorola Solutions, Inc.
$ 158,000 2.750%
05/24/31
(c)
$ 144,778
NetApp, Inc.
270,000 5.500
03/17/32
(c)
282,740
NVIDIA Corp.
100,000 2.000
06/15/31
(c)
90,316
76,000 3.500
04/01/50
(c)
57,893
PayPal Holdings, Inc.
50,000 2.300
06/01/30
(c)
46,284
50,000 5.150
06/01/34
(c)
51,596
QUALCOMM, Inc.
110,000 4.800
05/20/45
(c)
101,390
Texas Instruments, Inc.
100,000 1.750
05/04/30
(c)
90,946
100,000 3.650
08/16/32
(c)
96,467
212,000 4.900
03/14/33
(c)
219,303
Trimble, Inc.
108,000 4.900
06/15/28
(c)
108,624
VeriSign, Inc.
118,000 2.700
06/15/31
(c)
107,338
500,000 5.250
06/01/32
(c)
514,250
Verisk Analytics, Inc.
50,000 5.125
02/15/36
(c)
50,638
Western Digital Corp.
100,000 3.100
02/01/32
(c)
91,750
13,085,118
Transportation – 0.3%
American Airlines Group, Inc. Pass-Through Trust , Series 2016-3,
AA
57,368 3.000
10/15/28
55,563
Burlington Northern Santa Fe LLC
224,000 5.200
04/15/54
(c)
215,640
CSX Corp.
90,000 4.100
11/15/32
(c)
88,826
100,000 4.500
11/15/52
(c)
86,731
FedEx Corp.
50,000 4.250
05/15/30
(c)
50,192
40,000 3.900
02/01/35
36,815
118,000 4.750
11/15/45
(c)
102,616
40,000 4.400
01/15/47
(c)
32,675
160,000 4.050
02/15/48
(c)
123,682
40,000 4.950
10/17/48
(c)
35,040
Norfolk Southern Corp.
196,000 5.350
08/01/54
(c)
191,744
Union Pacific Corp.
40,000 3.700
03/01/29
(c)
39,671
292,000 4.500
01/20/33
(c)
296,195
350,000 2.891
04/06/36
(c)
297,847
70,000 4.050
03/01/46
(c)
58,080
10,000 4.500
09/10/48
(c)
8,735
80,000 3.799
10/01/51
(c)
61,804
Union Pacific Railroad Co. Pass-Through Trust , Series 2015-1
161,536 2.695
05/12/27
156,623
United Parcel Service, Inc.
192,000 4.875
03/03/33
(c)
198,892
2,137,371
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Water – 0.1%
American Water Capital Corp.
$ 130,000 5.150%
03/01/34
(c)
$ 134,576
100,000 4.300
12/01/42
(c)
88,008
190,000 5.450
03/01/54
(c)
187,309
Essential Utilities, Inc.
292,000 2.704
04/15/30
(c)
273,710
70,000 3.351
04/15/50
(c)
48,098
731,701
Wireless – 0.7%
American Tower Corp.
84,000 3.375
10/15/26
(c)
83,477
150,000 3.600
01/15/28
(c)
148,572
40,000 3.950
03/15/29
(c)
39,729
42,000 3.700
10/15/49
(c)
31,370
20,000 3.100
06/15/50
(c)
13,404
AT&T, Inc.
50,000 1.650
02/01/28
(c)
47,563
88,000 2.750
06/01/31
(c)
81,094
10,000 2.250
02/01/32
(c)
8,828
187,000 4.500
05/15/35
(c)
181,377
400,000 3.500
06/01/41
(c)
318,202
98,000 3.650
06/01/51
(c)
70,760
100,000 3.300
02/01/52
(c)
66,435
117,000 3.500
09/15/53
(c)
80,593
168,000 3.550
09/15/55
(c)
114,952
259,000 3.800
12/01/57
(c)
184,143
100,000 3.650
09/15/59
(c)
68,121
Crown Castle, Inc.
188,000 5.000
01/11/28
(c)
190,540
T-Mobile USA, Inc.
82,000 3.750
04/15/27
(c)
81,748
50,000 4.750
02/01/28
(c)
50,000
50,000 2.050
02/15/28
(c)
47,918
300,000 4.950
03/15/28
(c)
306,020
414,000 2.625
02/15/29
(c)
395,003
90,000 2.875
02/15/31
(c)
83,740
470,000 4.500
04/15/50
(c)
395,946
70,000 5.650
01/15/53
(c)
69,183
Verizon Communications, Inc.
103,000 3.000
03/22/27
(c)
102,965
194,000 1.500
09/18/30
(c)
170,735
45,000 7.750
12/01/30
51,824
89,000 2.355
03/15/32
(c)
78,797
85,000 5.250
03/16/37
86,253
382,000 3.400
03/22/41
(c)
301,306
11,000 4.750
11/01/41
10,100
196,000 2.875
11/20/50
(c)
124,707
444,000 3.550
03/22/51
(c)
323,632
66,000 2.987
10/30/56
(c)
40,274
60,000 3.700
03/22/61
(c)
41,592
4,490,903
TOTAL CORPORATE OBLIGATIONS
(Cost $151,191,283)
150,296,535
a
U.S. Treasury Bonds – 10.9%
U.S. Treasury Bonds
3,681,000 4.500
(a)
02/15/36
3,844,857
5,174,000 4.375
(a)
02/15/38
5,292,373

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Bonds – (continued)
U.S. Treasury Bonds – (continued)
$ 2,004,400 4.375%
(a)
11/15/39
$ 2,008,283
7,042,000 3.875
(a)
08/15/40
6,629,788
120,000 1.875
(a)
02/15/41
85,484
100,000 1.750
(a)
08/15/41
68,831
150,000 2.000
(a)
11/15/41
106,810
300,000 3.250
(a)
05/15/42
255,183
12,875,000 2.750
(a)
08/15/42
10,146,160
80,000 4.375
(a)
08/15/43
78,043
100,000 4.750
(a)
11/15/43
102,130
10,790,300 2.500
(a)
02/15/45
7,821,781
1,546,000 4.750
(a)
02/15/45
1,571,325
8,238,000 2.500
(a)
05/15/46
5,863,634
4,505,000 2.375
(a)
11/15/49
2,981,242
250,000 1.875
(a)
02/15/51
144,465
110,000 2.375
(a)
05/15/51
71,581
180,000 2.000
(a)
08/15/51
106,667
4,807,600 2.250
(a)
02/15/52
3,014,110
1,049,700 4.750
(a)
11/15/53
1,060,812
160,000 4.250
(a)
08/15/54
149,054
19,487,000 4.500
(a)
11/15/54
18,935,037
330,000 4.625
(a)
02/15/55
327,384
2,616,800 4.750
(a)
05/15/55
2,649,845
1,040,000 4.750
(a)
08/15/55
1,053,460
TOTAL U.S. TREASURY BONDS
(Cost $76,481,193)
74,368,339
a
Foreign Corporate Debt – 5.0%
Banks – 1.9%
Banco Santander SA ( Spain )
(US 1 Year CMT T-Note +
0.900%)
90,000 1.722
09/14/27
(c)(e)
88,307
200,000 3.800
02/23/28
198,239
200,000 3.306
06/27/29
194,416
Bank of Montreal ( Canada )
8,000 5.300
06/05/26
8,057
171,000 5.203
02/01/28
(c)
175,444
60,000 5.511
06/04/31
(c)
63,436
Bank of Nova Scotia (The) ( Canada )
268,000 5.250
06/12/28
276,273
(SOFR + 0.890%)
100,000 4.932
02/14/29
(c)(e)
101,741
(SOFR + 1.070%)
100,000 5.130
02/14/31
(c)(e)
103,231
Barclays PLC ( United Kingdom )
(US 1 Year CMT T-Note +
1.050%)
300,000 2.279
11/24/27
(c)(e)
294,595
(US 1 Year CMT T-Note +
3.500%)
400,000 7.437
11/02/33
(c)(e)
460,081
(SOFR + 1.590%)
565,000 5.785
02/25/36
(c)(e)
597,467
267,000 5.250
08/17/45
258,892
Canadian Imperial Bank of Commerce ( Canada )
195,000 3.450
04/07/27
(c)
194,012
(SOFR + 1.105%)
100,000 5.245
01/13/31
(c)(e)
103,555
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
(US 5 Year CMT T-Note +
2.833%)
$ 200,000 6.950%
01/28/85
(c)(e)
$ 203,700
Cooperatieve Rabobank UA ( Netherlands )
300,000 5.500
10/05/26
304,486
Deutsche Bank AG ( Germany )
(SOFR + 1.318%)
393,000 2.552
01/07/28
(c)(e)
386,205
(SOFR + 2.257%)
350,000 3.742
01/07/33
(c)(e)
326,663
HSBC Holdings PLC ( United Kingdom )
(SOFR + 2.610%)
295,000 5.210
08/11/28
(c)(e)
300,048
(SOFR + 1.732%)
300,000 2.013
09/22/28
(c)(e)
289,006
(SOFR + 1.285%)
500,000 2.206
08/17/29
(c)(e)
474,070
370,000 4.950
03/31/30
380,469
(SOFR + 1.187%)
290,000 2.804
05/24/32
(c)(e)
266,155
(SOFR + 2.390%)
400,000 6.254
03/09/34
(c)(e)
439,030
ING Groep NV ( Netherlands )
(SOFR + 1.770%)
200,000 5.550
03/19/35
(c)(e)
209,676
Korea Development Bank (The) ( South Korea )
270,000 0.800
07/19/26
264,765
320,000 4.375
02/15/33
324,145
Landwirtschaftliche Rentenbank ( Germany )
70,000 0.875
03/30/26
69,327
Lloyds Banking Group PLC ( United Kingdom )
(US 1 Year CMT T-Note +
1.480%)
280,000 5.985
08/07/27
(c)(e)
283,548
300,000 4.375
03/22/28
301,943
Mitsubishi UFJ Financial Group, Inc. ( Japan )
(US 1 Year CMT T-Note +
1.950%)
458,000 5.017
07/20/28
(c)(e)
465,201
(US 1 Year CMT T-Note +
1.970%)
400,000 5.406
04/19/34
(c)(e)
420,882
Mizuho Financial Group, Inc. ( Japan )
(US 1 Year CMT T-Note +
1.500%)
200,000 5.667
05/27/29
(c)(e)
207,522
(TSFR3M + 1.332%)
200,000 2.591
05/25/31
(c)(e)
186,170
NatWest Group PLC ( United Kingdom )
(US 5 Year CMT T-Note +
2.200%)
250,000 6.475
06/01/34
(c)(e)
263,080
(US 1 Year CMT T-Note +
1.500%)
200,000 5.778
03/01/35
(c)(e)
213,142
Royal Bank of Canada ( Canada )
79,000 3.875
05/04/32
76,965
Royal Bank of Canada , GMTN ( Canada )
6,000 5.200
07/20/26
6,052

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Royal Bank of Canada, GMTN (Canada) – (continued)
$ 88,000 2.300%
11/03/31
$ 79,310
1,000,000 5.000
02/01/33
1,034,242
Santander UK Group Holdings PLC ( United Kingdom )
(SOFR + 1.475%)
282,000 2.896
03/15/32
(c)(e)
259,614
Sumitomo Mitsui Financial Group, Inc. ( Japan )
400,000 5.520
01/13/28
412,727
299,000 1.902
09/17/28
282,601
400,000 5.766
01/13/33
428,914
Toronto-Dominion Bank (The) ( Canada )
(5 Year USD Swap + 2.205%)
239,000 3.625
09/15/31
(c)(e)
237,371
83,000 5.298
01/30/32
87,056
127,000 4.456
06/08/32
127,345
(US 5 Year CMT T-Note +
1.500%)
100,000 5.146
09/10/34
(c)(e)
101,526
Toronto-Dominion Bank (The) , MTN ( Canada )
284,000 4.693
09/15/27
287,632
Westpac Banking Corp. ( Australia )
49,000 2.850
05/13/26
48,824
140,000 2.150
06/03/31
127,406
13,294,564
Basic Industry – 0.0%
Nutrien Ltd. ( Canada )
210,000 4.200
04/01/29
(c)
213,950
100,000 2.950
05/13/30
(c)
94,919
308,869
Brokerage – 0.0%
Nomura Holdings, Inc. ( Japan )
300,000 5.709
01/09/26
300,678
Communications – 0.0%
RELX Capital, Inc. ( United Kingdom )
100,000 3.000
05/22/30
(c)
95,067
Consumer Cyclical – 0.1%
Honda Motor Co. Ltd. ( Japan )
82,000 2.534
03/10/27
(c)
80,549
Magna International, Inc. ( Canada )
100,000 5.050
03/14/29
(c)
103,004
100,000 5.500
03/21/33
(c)
104,722
Toyota Motor Corp. ( Japan )
140,000 2.760
07/02/29
134,278
422,553
Consumer Noncyclical – 0.3%
Ahold Finance USA LLC ( Netherlands )
128,000 6.875
05/01/29
139,198
Astrazeneca Finance LLC ( United Kingdom )
73,000 2.250
05/28/31
(c)
66,521
400,000 5.000
02/26/34
(c)
416,186
BAT Capital Corp. ( United Kingdom )
300,000 2.259
03/25/28
(c)
287,976
500,000 5.350
08/15/32
(c)
520,271
244,000 4.390
08/15/37
(c)
226,035
20,000 6.250
08/15/55
(c)
20,836
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
Takeda Pharmaceutical Co. Ltd. ( Japan )
$ 250,000 5.000%
11/26/28
(c)
$ 256,123
1,933,146
Consumer Products – 0.0%
Unilever Capital Corp. ( United Kingdom )
150,000 4.250
08/12/27
(c)
151,155
Distributors – 0.0%
Mercedes-Benz Finance North America LLC ( Germany )
150,000 4.750
08/01/27
(d)
152,013
Electric – 0.0%
Emera  U.S. Finance LP ( Canada )
100,000 2.639
06/15/31
(c)
89,926
Electrical – 0.0%
ABB Finance USA, Inc. ( Switzerland )
100,000 4.375
05/08/42
90,633
Energy – 0.5%
Canadian Natural Resources Ltd. ( Canada )
85,000 6.250
03/15/38
91,127
Canadian Natural Resources Ltd. , GMTN ( Canada )
92,000 4.950
06/01/47
(c)
81,399
Cenovus Energy, Inc. ( Canada )
70,000 2.650
01/15/32
(c)
62,338
19,000 5.250
06/15/37
(c)
18,580
Enbridge, Inc. ( Canada )
110,000 3.125
11/15/29
(c)
105,662
84,000 6.200
11/15/30
(c)
90,391
376,000 5.550
06/20/35
(c)
391,182
15,000 5.500
12/01/46
(c)
14,998
76,000 3.400
08/01/51
(c)
52,733
(TSFR3M + 3.680%)
250,000 5.500
07/15/77
(c)(e)
250,000
(TSFR3M + 3.903%)
15,000 6.250
03/01/78
(c)(e)
15,262
Equinor ASA ( Norway )
100,000 3.625
09/10/28
(c)
99,695
196,000 7.150
01/15/29
213,156
100,000 3.125
04/06/30
(c)
96,522
100,000 2.375
05/22/30
(c)
93,412
292,000 5.100
08/17/40
294,735
100,000 3.700
04/06/50
(c)
77,613
Suncor Energy, Inc. ( Canada )
272,000 6.500
06/15/38
296,082
60,000 6.850
06/01/39
67,401
TotalEnergies Capital International SA ( France )
185,000 3.455
02/19/29
(c)
182,286
188,000 2.829
01/10/30
(c)
179,669
70,000 3.127
05/29/50
(c)
47,955
TransCanada PipeLines Ltd. ( Canada )
234,000 4.250
05/15/28
(c)
234,830
218,000 7.625
01/15/39
262,507
Transcanada Trust ( Canada )
(3M USD LIBOR + 3.208%)
152,000 5.300
03/15/77
(c)(e)
151,778
(SOFR + 4.416%)
200,000 5.500
09/15/79
(c)(e)
199,000

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Energy – (continued)
Transcanada Trust , Series 16-A ( Canada )
(3M USD LIBOR + 4.640%)
$ 7,000 5.875%
08/15/76
(c)(e)
$ 7,053
3,677,366
Financial Company – 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
250,000 6.100
01/15/27
(c)
255,037
455,000 3.300
01/30/32
(c)
421,244
Brookfield Finance, Inc. ( Canada )
292,000 4.350
04/15/30
(c)
293,376
15,000 3.500
03/30/51
(c)
10,545
ORIX Corp. ( Japan )
94,000 4.650
09/10/29
95,627
50,000 2.250
03/09/31
45,068
1,120,897
Food and Beverage – 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. ( Belgium )
597,000 4.900
02/01/46
(c)
561,050
Anheuser-Busch InBev Finance, Inc. ( Belgium )
55,000 4.700
02/01/36
(c)
54,926
94,000 4.900
02/01/46
(c)
88,340
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
292,000 3.500
06/01/30
(c)
285,844
108,000 5.550
01/23/49
(c)
109,753
200,000 5.800
01/23/59
(c)
208,214
Diageo Investment Corp. ( United Kingdom )
100,000 4.250
05/11/42
87,102
1,395,229
Forest Products & Paper – 0.0%
Suzano Austria GmbH ( Brazil )
200,000 6.000
01/15/29
(c)
206,187
Hardware – 0.0%
Nokia OYJ ( Finland )
287,000 4.375
06/12/27
287,777
Insurance – 0.1%
Fairfax Financial Holdings Ltd. ( Canada )
382,000 3.375
03/03/31
(c)
360,232
Internet – 0.0%
JD.com, Inc. ( China )
200,000 3.875
04/29/26
199,862
Investment Companies – 0.1%
Abu Dhabi Developmental Holding Co. PJSC ( United Arab
Emirates )
448,000 5.250
10/02/54
(c)(d)
442,164
Lodging – 0.1%
Sands China Ltd. ( Macau )
250,000 5.400
08/08/28
(c)
254,160
299,000 3.250
08/08/31
(c)
273,948
528,108
Media – 0.0%
Grupo Televisa SAB ( Mexico )
100,000 8.500
03/11/32
110,787
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Media Non Cable – 0.0%
TR Finance LLC ( Canada )
$ 100,000 5.650%
11/23/43
(c)
$ 101,746
Metals and Mining – 0.1%
BHP Billiton Finance USA Ltd. ( Australia )
200,000 5.250
09/08/33
(c)
209,587
Rio Tinto Alcan, Inc. ( Canada )
100,000 7.250
03/15/31
114,777
Rio Tinto Finance USA Ltd. ( Australia )
202,000 2.750
11/02/51
(c)
127,569
Rio Tinto Finance USA PLC ( Australia )
150,000 5.125
03/09/53
(c)
142,587
594,520
Mining – 0.1%
AngloGold Ashanti Holdings PLC ( Australia )
200,000 3.375
11/01/28
(c)
193,703
Southern Copper Corp. ( Mexico )
85,000 5.875
04/23/45
87,914
Vale Canada Ltd. ( Canada )
292,000 7.200
09/15/32
325,657
607,274
Multi-National – 0.6%
African Development Bank ( Supranational )
325,000 4.500
06/12/35
336,185
Asian Development Bank , GMTN ( Supranational )
450,000 2.625
01/12/27
445,235
400,000 2.750
01/19/28
393,474
European Investment Bank ( Supranational )
400,000 3.875
03/15/28
402,820
700,000 4.500
03/14/30
724,073
Inter-American Development Bank , GMTN ( Supranational )
344,000 2.000
06/02/26
340,942
International Bank for Reconstruction & Development , GMTN
( Supranational )
700,000 4.625
01/15/32
731,658
International Finance Corp. , GMTN ( Supranational )
306,000 0.750
10/08/26
298,473
250,000 4.250
07/02/29
255,727
3,928,587
Oil Company-Integrated – 0.3%
Petroleos Mexicanos ( Mexico )
172,000 5.950
01/28/31
(c)
166,535
200,000 10.000
02/07/33
(c)
231,164
70,000 6.375
01/23/45
56,052
55,000 6.750
09/21/47
44,885
20,000 7.690
01/23/50
(c)
17,900
95,000 6.950
01/28/60
(c)
76,831
QatarEnergy ( Qatar )
394,000 1.375
09/12/26
(c)(d)
385,115
684,000 3.300
07/12/51
(c)(d)
486,365
Saudi Arabian Oil Co. ( Saudi Arabia )
300,000 2.250
11/24/30
(c)(d)
270,982
200,000 3.250
11/24/50
(c)(d)
136,033
1,871,862
Technology – 0.0%
NXP BV / NXP Funding LLC ( Netherlands )
40,000 5.350
03/01/26
(c)
40,049

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Technology – (continued)
NXP BV / NXP Funding LLC / NXP USA, Inc. ( Netherlands )
$ 57,000 3.400%
05/01/30
(c)
$ 54,950
75,000 2.500
05/11/31
(c)
67,843
83,000 5.000
01/15/33
(c)
84,724
247,566
Telecommunications – 0.1%
America Movil SAB de CV ( Mexico )
400,000 4.700
07/21/32
(c)
404,099
Transportation – 0.1%
Canadian National Railway Co. ( Canada )
100,000 3.850
08/05/32
(c)
97,337
Canadian Pacific Railway Co. ( Canada )
38,000 2.450
12/02/31
(c)
34,225
Empresa de Transporte de Pasajeros Metro SA ( Chile )
201,000 4.700
05/07/50
(c)(d)
180,871
300,000 3.693
09/13/61
(c)(d)
218,280
530,713
Wireless – 0.1%
Rogers Communications, Inc. ( Canada )
242,000 5.300
02/15/34
(c)
246,017
Vodafone Group PLC ( United Kingdom )
200,000 4.375
02/19/43
172,561
418,578
Wirelines – 0.1%
Bell Telephone Co. of Canada or Bell Canada ( Canada )
292,000 3.650
08/15/52
(c)
209,959
Deutsche Telekom International Finance BV ( Germany )
15,000 8.750
06/15/30
17,675
Orange SA ( France )
82,000 9.000
03/01/31
99,446
Telefonica Emisiones SA ( Spain )
260,000 4.895
03/06/48
222,897
Telefonica Europe BV ( Spain )
50,000 8.250
09/15/30
57,499
607,476
TOTAL FOREIGN CORPORATE DEBT
(Cost $33,765,257)
34,479,634
a
Sovereign Debt Obligations – 2.6%
Banks – 0.1%
Export-Import Bank of Korea
340,000 2.625
05/26/26
337,839
270,000 1.250
09/21/30
239,814
280,000 2.500
06/29/41
208,455
786,108
Sovereign – 2.5%
Abu Dhabi Government International Bond
200,000 1.625
06/02/28
(d)
189,453
300,000 3.125
04/16/30
(d)
290,245
370,000 1.700
03/02/31
(d)
329,579
200,000 2.700
09/02/70
(d)
115,577
Chile Government International Bond
350,000 2.750
01/31/27
(c)
344,233
200,000 2.450
01/31/31
(c)
183,012
200,000 4.950
01/05/36
(c)
203,285
200,000 3.860
06/21/47
164,236
Principal
Amount Interest Rate Maturity Date Value
a
Sovereign Debt Obligations – (continued)
Sovereign – (continued)
Chile Government International Bond – (continued)
$ 200,000 3.500%
01/25/50
(c)
$ 150,749
Colombia Government International Bond
200,000 4.500
03/15/29
(c)
196,855
400,000 7.500
02/02/34
(c)
422,040
100,000 6.125
01/18/41
89,865
220,000 5.000
06/15/45
(c)
165,128
Finance Department Government of Sharjah
300,000 4.000
07/28/50
(d)
209,865
Hungary Government International Bond
300,000 6.125
05/22/28
(d)
311,574
Indonesia Government International Bond
200,000 3.850
10/15/30
196,546
260,000 3.550
03/31/32
(c)
246,432
200,000 4.650
09/20/32
(c)
201,855
280,000 4.850
01/11/33
(c)
283,317
200,000 3.700
10/30/49
153,870
200,000 5.650
01/11/53
(c)
205,193
Israel Government International Bond , Series 10Y
200,000 4.500
01/17/33
196,357
Kuwait International Government Bond
1,138,000 3.500
03/20/27
(d)
1,129,677
Mexico Government International Bond
338,000 4.150
03/28/27
337,790
250,000 3.250
04/16/30
(c)
237,040
282,000 4.750
04/27/32
(c)
277,006
250,000 3.500
02/12/34
(c)
216,946
200,000 4.350
01/15/47
154,381
200,000 5.000
04/27/51
(c)
164,028
262,000 3.771
05/24/61
(c)
165,737
Mexico Government International Bond , MTN
100,000 4.750
03/08/44
83,572
Oman Government International Bond
400,000 6.250
01/25/31
(d)
429,390
Panama Government International Bond
81,000 6.700
01/26/36
86,567
200,000 4.500
05/15/47
157,429
244,000 4.500
04/01/56
182,197
200,000 4.500
01/19/63
148,232
Paraguay Government International Bond
500,000 4.950
04/28/31
(d)
505,564
Perusahaan Penerbit SBSN Indonesia III
350,000 4.550
03/29/26
(d)
351,516
200,000 2.800
06/23/30
(d)
187,281
200,000 2.550
06/09/31
(d)
181,964
Peruvian Government International Bond
100,000 4.125
08/25/27
100,625
377,000 1.862
12/01/32
(c)
314,548
509,000 8.750
11/21/33
647,272
85,000 3.300
03/11/41
(c)
66,659
Philippine Government International Bond
200,000 3.750
01/14/29
197,861
338,000 2.457
05/05/30
315,211
220,000 5.609
04/13/33
234,791
229,000 6.375
10/23/34
257,902
200,000 2.650
12/10/45
134,464
Province of Alberta Canada
50,000 3.300
03/15/28
49,629

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Sovereign Debt Obligations – (continued)
Sovereign – (continued)
Province of Ontario Canada
$ 30,000 1.050%
05/21/27
$ 28,849
30,000 1.600
02/25/31
26,830
Province of Quebec Canada
25,000 2.750
04/12/27
24,685
Qatar Government International Bond
770,000 3.750
04/16/30
(d)
764,277
100,000 6.400
01/20/40
(d)
116,141
213,000 5.750
01/20/42
(d)
232,669
200,000 4.817
03/14/49
(d)
193,275
Republic of Poland Government International Bond , Series 10Y
30,000 3.250
04/06/26
29,969
70,000 5.750
11/16/32
(c)
75,336
292,000 4.875
10/04/33
(c)
297,127
Republic of Poland Government International Bond , Series 5Y
100,000 5.500
11/16/27
(c)
103,033
Romanian Government International Bond
16,000 3.000
02/14/31
(d)
14,443
438,000 6.375
01/30/34
(d)
452,177
76,000 5.125
06/15/48
(d)
62,905
Saudi Government International Bond
300,000 4.750
01/18/28
(d)
303,730
326,000 4.875
07/18/33
(d)
332,558
300,000 5.000
01/16/34
(d)
308,250
300,000 5.000
01/18/53
(d)
274,594
Uruguay Government International Bond
66,667 4.375
10/27/27
67,090
15,000 4.375
01/23/31
15,282
486,000 5.750
10/28/34
520,783
261,000 5.100
06/18/50
251,245
16,659,793
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $17,410,505)
17,445,901
a
U.S. Government Agency Obligations – 0.7%
Federal Home Loan Banks
250,000 1.250
12/21/26
243,886
1,950,000 5.500
07/15/36
2,163,748
Federal Home Loan Mortgage Corporation
1,980,000 6.250
07/15/32
2,258,727
Federal Home Loan Mortgage Corporation , MTN
700,000 –
11/15/38
(f)
390,113
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,940,910)
5,056,474
Shares
Dividend
Rate Value
aa a
Investment Company – 11.4%
(h)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
77,573,862 3.928% $ 77,573,862
(Cost $77,573,862)
TOTAL INVESTMENTS – 110.7%
(Cost $754,362,028)
$ 756,166,395
LIABILITIES IN EXCESS OF OTHER ASSETS
– (10.7)%
(72,800,008)
NET ASSETS – 100.0%
$ 683,366,387
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Interest rates represent either the stated coupon rate,
annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(b) TBA (To Be Announced) Securities are purchased on a
forward commitment basis with an approximate principal
amount and no defined maturity date. The actual principal
and maturity date will be determined upon settlement when
the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any)
amounts to $90,149,999 which represents approximately
13.2% of the Fund’s net assets as of November 30, 2025.
(c) Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(d) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(e) Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2025.
(f) Issued with a zero coupon. Income is recognized through the accretion of discount.
(g) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on November 30, 2025.
(h) Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
TSFR — Term Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
FORWARD SALES CONTRACTS
— At November 30, 2025, the Fund had the following forward sales contracts:
Description
Interest
Rate Maturity Date
 (a)
Settlement Date
Principal
Amount Value
Federal National Mortgage Association 2.000 % TBA-15yr 12/01/40 $ (2,000,000) $ (1,849,375)
Federal National Mortgage Association 2.500 TBA-30yr 12/01/55 (2,000,000) (1,701,250)
Total (Proceed Receivable $3,551,406)
$ (3,550,625)
(a)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 57.0%
Banks – 27.4%
American Express Co.
(US 5 Year CMT T-Note +
2.854%)
$ 1,473,000 3.550%
09/15/74
(a)
$ 1,447,223
BAC Capital Trust XIV , Series G
(TSFR3M + 0.662%)
196,000 4.699
03/15/12
(a)
162,190
Bank of America Corp.
(US 5 Year CMT T-Note +
2.684%)
1,136,000 6.625
08/01/74
(a)
1,177,180
(US 5 Year CMT T-Note +
2.351%)
1,323,000 6.250
10/26/74
(a)
1,339,537
Bank of America Corp. , Series DD
(TSFR3M + 4.815%)
304,000 6.300
09/10/74
(a)
305,520
Bank of America Corp. , Series FF
(TSFR3M + 3.193%)
591,000 5.875
09/15/74
(a)
596,171
Bank of America Corp. , Series RR
(US 5 Year CMT T-Note +
2.760%)
553,000 4.375
04/27/74
(a)
547,470
Bank of America Corp. , Series TT
(US 5 Year CMT T-Note +
3.231%)
760,000 6.125
07/27/74
(a)
766,650
Bank of New York Mellon Corp. (The)
(US 5 Year CMT T-Note +
2.271%)
526,000 5.950
12/20/73
(a)
532,575
(US 5 Year CMT T-Note +
2.297%)
733,000 6.300
09/20/74
(a)
757,739
Bank of New York Mellon Corp. (The) , Series F
(TSFR3M + 3.393%)
490,000 4.625
03/20/74
(a)
486,938
Bank of New York Mellon Corp. (The) , Series H
(US 5 Year CMT T-Note +
3.352%)
963,000 3.700
03/20/74
(a)
960,593
Bank of New York Mellon Corp. (The) , Series I
(US 5 Year CMT T-Note +
2.630%)
276,000 3.750
03/20/74
(a)
270,480
Capital One Financial Corp. , Series M
(US 5 Year CMT T-Note +
3.157%)
920,000 3.950
09/01/74
(a)
910,800
Capital One Financial Corp. , Series O
(TSFR3M + 3.338%)
188,000 5.500
10/30/74
(a)
188,335
Charles Schwab Corp. (The) , Series F
(3M USD LIBOR + 2.575%)
728,000 5.000
06/01/74
(a)
711,620
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Charles Schwab Corp. (The) , Series H
(10 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.079%)
$ 1,002,000 4.000%
03/01/74
(a)
$ 926,850
Charles Schwab Corp. (The) , Series I
(US 5 Year CMT T-Note +
3.168%)
1,136,000 4.000
06/01/74
(a)
1,121,800
Charles Schwab Corp. (The) , Series K
(US 5 Year CMT T-Note +
3.256%)
244,000 5.000
06/01/74
(a)
244,000
Citigroup, Inc. , Series AA
(US 5 Year CMT T-Note +
3.211%)
969,000 7.625
02/15/74
(a)
1,013,816
Citigroup, Inc. , Series BB
(US 5 Year CMT T-Note +
2.905%)
129,000 7.200
08/15/74
(a)
133,515
Citigroup, Inc. , Series CC
(US 5 Year CMT T-Note +
2.693%)
754,000 7.125
11/15/74
(a)
770,965
Citigroup, Inc. , Series DD
(10 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.757%)
517,000 7.000
11/15/74
(a)
549,313
Citigroup, Inc. , Series EE
(US 5 Year CMT T-Note +
2.572%)
972,000 6.750
02/15/74
(a)
981,720
Citigroup, Inc. , Series FF
(US 5 Year CMT T-Note +
2.726%)
702,000 6.950
05/15/74
(a)
717,795
Citigroup, Inc. , Series GG
(US 5 Year CMT T-Note +
2.890%)
1,923,000 6.875
11/15/74
(a)
1,971,075
Citigroup, Inc. , Series T
(TSFR3M + 4.779%)
110,000 6.250
02/15/74
(a)
110,688
Citigroup, Inc. , Series W
(US 5 Year CMT T-Note +
3.597%)
199,000 4.000
03/10/74
(a)
199,249
Citigroup, Inc. , Series X
(US 5 Year CMT T-Note +
3.417%)
1,189,000 3.875
05/18/74
(a)
1,187,514
Citigroup, Inc. , Series Y
(US 5 Year CMT T-Note +
3.000%)
414,000 4.150
02/15/74
(a)
407,790

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc. , Series Z
(US 5 Year CMT T-Note +
3.209%)
$ 834,000 7.375%
08/15/74
(a)
$ 863,190
Citizens Financial Group, Inc. , Series B
(TSFR3M + 3.265%)
670,000 7.199
07/06/23
(a)
674,188
Citizens Financial Group, Inc. , Series C
(TSFR3M + 3.419%)
267,000 7.353
04/06/24
(a)
267,000
Citizens Financial Group, Inc. , Series G
(US 5 Year CMT T-Note +
3.215%)
96,000 4.000
10/06/74
(a)
94,200
Fifth Third Bancorp , Series H
(TSFR3M + 3.295%)
279,000 7.296
06/30/23
(a)
279,000
Fifth Third Bancorp , Series J
(TSFR3M + 3.391%)
467,000 7.392
09/30/74
(a)
466,416
First Citizens BancShares, Inc. , Series D
(US 5 Year CMT T-Note +
3.301%)
207,000 7.000
03/15/74
(a)
210,364
Huntington Bancshares, Inc. , Series F
(10 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 4.945%)
357,000 5.625
10/15/74
(a)
362,801
Huntington Bancshares, Inc. , Series G
(7 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 4.045%)
658,000 4.450
01/15/74
(a)
643,195
Huntington Bancshares, Inc. , Series K
(US 5 Year CMT T-Note +
2.653%)
404,000 6.250
01/15/74
(a)
400,970
JPMorgan Chase & Co. , Series CC
(TSFR3M + 2.842%)
542,000 6.695
05/01/74
(a)
547,081
JPMorgan Chase & Co. , Series II
(TSFR3M + 2.745%)
1,412,000 6.730
10/01/74
(a)
1,414,647
JPMorgan Chase & Co. , Series KK
(US 5 Year CMT T-Note +
2.850%)
790,000 3.650
09/01/74
(a)
788,025
JPMorgan Chase & Co. , Series NN
(US 5 Year CMT T-Note +
2.737%)
1,328,000 6.875
06/01/74
(a)
1,402,700
JPMorgan Chase & Co. , Series OO
(US 5 Year CMT T-Note +
2.152%)
1,322,000 6.500
04/01/74
(a)
1,364,965
KeyCorp , Series D
(TSFR3M + 3.868%)
583,000 5.000
12/15/74
(a)
578,627
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
M&T Bank Corp.
(US 5 Year CMT T-Note +
2.679%)
$ 402,000 3.500%
03/01/74
(a)
$ 392,955
M&T Bank Corp. , Series F
(TSFR3M + 3.782%)
32,000 5.125
05/01/74
(a)
31,920
M&T Bank Corp. , Series G
(US 5 Year CMT T-Note +
3.174%)
703,000 7.304
02/01/74
(a)
706,515
Mellon Capital IV , Series 1
(TSFR3M + 0.827%)
298,000 4.830
06/20/12
(a)
246,595
Morgan Stanley , Series M
316,000 5.875
03/15/74
(a)
317,580
Morgan Stanley , Series N
(TSFR3M + 3.422%)
375,000 7.459
03/15/74
(a)
376,875
Northern Trust Corp. , Series D
(TSFR3M + 3.464%)
799,000 4.600
04/01/74
(a)
796,004
PNC Financial Services Group, Inc. (The) , Series S
(TSFR3M + 3.562%)
729,000 5.000
05/01/74
(a)
729,000
PNC Financial Services Group, Inc. (The) , Series T
(US 5 Year CMT T-Note +
2.595%)
666,000 3.400
12/15/74
(a)
644,355
PNC Financial Services Group, Inc. (The) , Series U
(US 5 Year CMT T-Note +
3.000%)
923,000 6.000
08/15/74
(a)
931,076
PNC Financial Services Group, Inc. (The) , Series V
(US 5 Year CMT T-Note +
3.238%)
855,000 6.200
12/15/74
(a)
871,031
PNC Financial Services Group, Inc. (The) , Series W
(7 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.808%)
841,000 6.250
06/15/74
(a)
867,281
State Street Corp.
(US 5 Year CMT T-Note +
2.135%)
855,000 6.450
06/15/74
(a)
887,062
State Street Corp. , Series I
(US 5 Year CMT T-Note +
2.613%)
848,000 6.700
06/15/74
(a)
882,980
State Street Corp. , Series J
(US 5 Year CMT T-Note +
2.628%)
819,000 6.700
12/15/74
(a)
852,784
Truist Financial Corp. , Series M
(TSFR3M + 3.048%)
336,000 5.125
06/15/74
(a)
332,640

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Truist Financial Corp. , Series N
(US 5 Year CMT T-Note +
3.003%)
$ 705,000 6.669%
03/01/74
(a)
$ 705,881
Truist Financial Corp. , Series Q
(10 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 4.349%)
1,132,000 5.100
03/01/74
(a)
1,137,660
U.S. Bancorp
(US 5 Year CMT T-Note +
2.541%)
1,067,000 3.700
01/15/74
(a)
1,040,325
U.S. Bancorp , Series J
(TSFR3M + 3.176%)
1,267,000 5.300
04/15/74
(a)
1,273,335
USB Capital IX
(TSFR3M + 1.282%)
483,000 5.186
04/15/11
(a)
381,570
Wells Fargo & Co.
708,000 5.950
12/15/36
740,023
(US 5 Year CMT T-Note +
2.767%)
1,159,000 6.850
09/15/74
(a)
1,218,399
(US 5 Year CMT T-Note +
3.606%)
1,369,000 7.625
09/15/74
(a)
1,461,407
Wells Fargo & Co. , Series BB
(US 5 Year CMT T-Note +
3.453%)
1,806,000 3.900
03/15/74
(a)
1,801,485
51,481,218
Basic Industry – 0.1%
FMC Corp.
(US 5 Year CMT T-Note +
4.366%)
224,000 8.450
11/01/55
(a)
172,480
Building Materials – 0.3%
Stanley Black & Decker, Inc.
(US 5 Year CMT T-Note +
2.657%)
619,000 6.707
03/15/60
(a)
616,521
Consumer Cyclical – 0.7%
Aptiv Swiss Holdings Ltd.
(US 5 Year CMT T-Note +
3.385%)
432,000 6.875
12/15/54
(a)
441,790
General Motors Financial Co., Inc. , Series A
(3M USD LIBOR + 3.598%)
384,000 5.750
03/30/74
(a)
380,160
General Motors Financial Co., Inc. , Series B
(3M USD LIBOR + 3.436%)
387,000 6.500
03/30/74
(a)
391,354
General Motors Financial Co., Inc. , Series C
(US 5 Year CMT T-Note +
4.997%)
93,000 5.700
03/30/74
(a)
93,465
1,306,769
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – 0.1%
DENTSPLY SIRONA, Inc.
(US 5 Year CMT T-Note +
4.379%)
$ 166,000 8.375%
09/12/55
(a)
$ 157,915
Electric – 14.2%
AES Corp. (The)
(US 5 Year CMT T-Note +
3.201%)
566,000 7.600
01/15/55
(a)
577,327
(US 5 Year CMT T-Note +
2.890%)
131,000 6.950
07/15/55
(a)
127,383
Alliant Energy Corp.
(US 5 Year CMT T-Note +
2.077%)
366,000 5.750
04/01/56
(a)
365,481
American Electric Power Co., Inc.
(US 5 Year CMT T-Note +
2.675%)
190,000 6.950
12/15/54
(a)
205,302
286,000 3.875
02/15/62
(a)
278,314
(US 5 Year CMT T-Note +
2.750%)
136,000 7.050
12/15/54
(a)
142,748
American Electric Power Co., Inc. , Series C
(US 5 Year CMT T-Note +
2.128%)
697,000 5.800
03/15/56
(a)
693,368
American Electric Power Co., Inc. , Series D
(US 5 Year CMT T-Note +
1.940%)
454,000 6.050
03/15/56
(a)
455,591
CenterPoint Energy, Inc.
(US 5 Year CMT T-Note +
2.223%)
310,000 5.950
04/01/56
(a)
313,440
CenterPoint Energy, Inc. , Series A
(US 5 Year CMT T-Note +
3.254%)
308,000 7.000
02/15/55
(a)
322,630
CenterPoint Energy, Inc. , Series B
(US 5 Year CMT T-Note +
2.946%)
307,000 6.850
02/15/55
(a)
327,121
CMS Energy Corp.
(US 5 Year CMT T-Note +
4.116%)
321,000 4.750
06/01/50
(a)
316,185
(US 5 Year CMT T-Note +
1.961%)
652,000 6.500
06/01/55
(a)
673,839
Dominion Energy, Inc.
(US 5 Year CMT T-Note +
2.207%)
1,077,000 6.625
05/15/55
(a)
1,111,417
(US 5 Year CMT T-Note +
2.006%)
340,000 6.200
02/15/56
(a)
344,164

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Dominion Energy, Inc.
(US 5 Year CMT T-Note +
2.262%)
$ 627,000 6.000%
02/15/56
(a)
$ 633,942
Dominion Energy, Inc. , Series A
(US 5 Year CMT T-Note +
2.386%)
938,000 6.875
02/01/55
(a)
980,198
Dominion Energy, Inc. , Series B
(US 5 Year CMT T-Note +
2.511%)
634,000 7.000
06/01/54
(a)
688,104
Dominion Energy, Inc. , Series C
(US 5 Year CMT T-Note +
3.195%)
254,000 4.350
04/15/74
(a)
250,590
Duke Energy Corp.
(US 5 Year CMT T-Note +
2.588%)
449,000 6.450
09/01/54
(a)
472,222
(US 5 Year CMT T-Note +
2.321%)
106,000 3.250
01/15/82
(a)
102,025
Edison International
(US 5 Year CMT T-Note +
3.864%)
875,000 8.125
06/15/53
(a)
901,716
(US 5 Year CMT T-Note +
3.658%)
16,000 7.875
06/15/54
(a)
16,452
Edison International , Series A
(US 5 Year CMT T-Note +
4.698%)
302,000 5.375
09/15/74
(a)
301,056
Edison International , Series B
(US 5 Year CMT T-Note +
3.901%)
295,000 5.000
03/15/74
(a)
292,972
Entergy Corp.
(US 5 Year CMT T-Note +
2.670%)
594,000 7.125
12/01/54
(a)
622,889
(US 5 Year CMT T-Note +
2.013%)
200,000 6.100
06/15/56
(a)
201,704
Entergy Corp.
(US 5 Year CMT T-Note +
2.179%)
200,000 5.875
06/15/56
(a)
200,212
EUSHI Finance, Inc.
(US 5 Year CMT T-Note +
2.509%)
705,000 6.250
04/01/56
(a)
702,993
Evergy, Inc.
(US 5 Year CMT T-Note +
2.558%)
338,000 6.650
06/01/55
(a)
344,464
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Exelon Corp.
(US 5 Year CMT T-Note +
1.975%)
$ 774,000 6.500%
03/15/55
(a)
$ 809,648
National Rural Utilities Cooperative Finance Corp.
(TSFR3M + 3.172%)
92,000 7.010
04/30/43
(a)
92,014
(3M USD LIBOR + 3.630%)
468,000 5.250
04/20/46
(a)
464,533
(US 5 Year CMT T-Note +
3.533%)
131,000 7.125
09/15/53
(a)
137,430
Nevada Power Co.
(US 5 Year CMT T-Note +
1.936%)
88,000 6.250
05/15/55
(a)
88,530
NextEra Energy Capital Holdings, Inc.
(US 5 Year CMT T-Note +
2.457%)
636,000 6.750
06/15/54
(a)
682,402
(US 5 Year CMT T-Note +
2.364%)
369,000 6.700
09/01/54
(a)
383,596
(US 5 Year CMT T-Note +
2.053%)
821,000 6.375
08/15/55
(a)
853,637
(US 5 Year CMT T-Note +
1.979%)
343,000 6.500
08/15/55
(a)
364,437
(TSFR3M + 2.329%)
71,000 6.314
10/01/66
(a)
63,190
(TSFR3M + 2.387%)
401,000 6.424
06/15/67
(a)
358,895
(3M USD LIBOR + 2.409%)
559,000 4.800
12/01/77
(a)
545,025
(3M USD LIBOR + 3.156%)
312,000 5.650
05/01/79
(a)
315,120
(US 5 Year CMT T-Note +
2.547%)
411,000 3.800
03/15/82
(a)
400,849
NiSource, Inc.
(US 5 Year CMT T-Note +
2.451%)
244,000 6.950
11/30/54
(a)
253,968
(US 5 Year CMT T-Note +
2.527%)
301,000 6.375
03/31/55
(a)
310,563
(US 5 Year CMT T-Note +
2.035%)
200,000 5.750
07/15/56
(a)
202,232
PacifiCorp
(US 5 Year CMT T-Note +
3.319%)
549,000 7.375
09/15/55
(a)
559,371
PG&E Corp.
(US 5 Year CMT T-Note +
3.883%)
1,253,000 7.375
03/15/55
(a)
1,298,658

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
PPL Capital Funding, Inc. , Series A
(TSFR3M + 2.927%)
$ 236,000 6.928%
03/30/67
(a)
$ 234,230
Sempra
(US 5 Year CMT T-Note +
2.868%)
56,000 4.125
04/01/52
(a)
54,661
(US 5 Year CMT T-Note +
2.632%)
580,000 6.400
10/01/54
(a)
591,600
404,000 6.375
04/01/56
(a)
411,513
(US 5 Year CMT T-Note +
2.789%)
796,000 6.875
10/01/54
(a)
815,547
(US 5 Year CMT T-Note +
2.138%)
274,000 6.550
04/01/55
(a)
278,349
(US 5 Year CMT T-Note +
2.354%)
590,000 6.625
04/01/55
(a)
598,498
Sierra Pacific Power Co.
(US 5 Year CMT T-Note +
2.549%)
236,000 6.200
12/15/55
(a)
236,000
Southern Co. (The) , Series 2025
(US 5 Year CMT T-Note +
2.069%)
1,198,000 6.375
03/15/55
(a)
1,269,070
Southern Co. (The) , Series 21-A
(US 5 Year CMT T-Note +
2.915%)
541,000 3.750
09/15/51
(a)
532,987
Southern Co. (The) , Series B
(US 5 Year CMT T-Note +
3.733%)
558,000 4.000
01/15/51
(a)
555,502
26,727,904
Energy – 4.9%
BP Capital Markets PLC
(US 5 Year CMT T-Note +
4.398%)
1,957,000 4.875
12/22/73
(a)
1,954,554
(US 5 Year CMT T-Note +
1.924%)
735,000 6.125
06/18/74
(a)
759,806
(US 5 Year CMT T-Note +
2.153%)
330,000 6.450
09/01/74
(a)
351,450
Energy Transfer LP
(US 5 Year CMT T-Note +
4.020%)
583,000 8.000
05/15/54
(a)
618,459
(US 5 Year CMT T-Note +
2.829%)
718,000 7.125
10/01/54
(a)
731,463
(US 5 Year CMT T-Note +
2.676%)
833,000 6.500
02/15/56
(a)
823,227
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
(US 5 Year CMT T-Note +
2.475%)
$ 555,000 6.750%
02/15/56
(a)
$ 554,713
(TSFR3M + 3.279%)
147,000 7.133
11/01/66
(a)
145,298
Energy Transfer LP , Series B
(3M USD LIBOR + 4.155%)
198,000 6.625
02/15/74
(a)
197,408
Energy Transfer LP , Series G
(US 5 Year CMT T-Note +
5.306%)
548,000 7.125
05/15/74
(a)
562,551
Energy Transfer LP , Series H
(US 5 Year CMT T-Note +
5.694%)
246,000 6.500
11/15/74
(a)
246,275
Enterprise Products Operating LLC , Series D
(TSFR3M + 3.248%)
408,000 7.099
08/16/77
(a)
408,516
Enterprise Products Operating LLC , Series E
(TSFR3M + 3.295%)
523,000 5.250
08/16/77
(a)
522,406
Phillips 66 Co. , Series A
(US 5 Year CMT T-Note +
2.283%)
701,000 5.875
03/15/56
(a)
687,053
Phillips 66 Co. , Series B
(US 5 Year CMT T-Note +
2.166%)
232,000 6.200
03/15/56
(a)
232,811
Plains All American Pipeline LP , Series B
(TSFR3M + 4.372%)
470,000 8.223
11/15/74
(a)
470,611
9,266,601
Financial Company – 1.2%
Air Lease Corp. , Series B
(US 5 Year CMT T-Note +
4.076%)
88,000 4.650
06/15/74
(a)
87,438
Air Lease Corp. , Series C
(US 5 Year CMT T-Note +
3.149%)
19,000 4.125
12/15/74
(a)
18,303
Air Lease Corp. , Series D
(US 5 Year CMT T-Note +
2.560%)
183,000 6.000
12/15/74
(a)
178,422
Ally Financial, Inc. , Series B
(US 5 Year CMT T-Note +
3.868%)
730,000 4.700
08/15/74
(a)
718,137
Ally Financial, Inc. , Series C
(7 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.481%)
775,000 4.700
08/15/74
(a)
717,844

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Financial Company – (continued)
Apollo Global Management, Inc.
(US 5 Year CMT T-Note +
2.168%)
$ 518,000 6.000%
12/15/54
(a)
$ 510,295
2,230,439
Healthcare – 0.8%
CVS Health Corp.
(US 5 Year CMT T-Note +
2.516%)
293,000 6.750
12/10/54
(a)
304,110
(US 5 Year CMT T-Note +
2.886%)
1,252,000 7.000
03/10/55
(a)
1,313,534
1,617,644
Insurance – 6.1%
ACE Capital Trust II
252,000 9.700
04/01/30
302,674
Aegon Ltd.
(6M USD LIBOR + 3.540%)
400,000 5.500
04/11/48
(a)
405,099
Allstate Corp. (The)
(3M USD LIBOR + 2.120%)
296,000 6.500
05/15/57
(a)
312,752
Allstate Corp. (The) , Series B
(TSFR3M + 3.200%)
541,000 7.051
08/15/53
(a)
543,660
American National Group, Inc.
(US 5 Year CMT T-Note +
3.183%)
257,000 7.000
12/01/55
(a)
258,828
Aon Corp.
100,000 8.205
01/01/27
103,986
Assurant, Inc.
(3M USD LIBOR + 4.135%)
88,000 7.000
03/27/48
(a)
90,468
Athene Holding Ltd.
(US 5 Year CMT T-Note +
2.607%)
239,000 6.625
10/15/54
(a)
233,409
(US 5 Year CMT T-Note +
2.582%)
249,000 6.875
06/28/55
(a)
243,824
AXIS Specialty Finance LLC
(US 5 Year CMT T-Note +
3.186%)
432,000 4.900
01/15/40
(a)
415,443
Corebridge Financial, Inc.
(US 5 Year CMT T-Note +
3.846%)
580,000 6.875
12/15/52
(a)
593,970
(US 5 Year CMT T-Note +
2.646%)
272,000 6.375
09/15/54
(a)
275,459
Equitable Holdings, Inc.
(US 5 Year CMT T-Note +
2.390%)
477,000 6.700
03/28/55
(a)
499,081
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
Genworth Holdings, Inc.
(TSFR3M + 2.264%)
$ 254,000 6.116%
11/15/36
(a)
$ 211,302
Lincoln National Corp. , Series C
(US 5 Year CMT T-Note +
5.318%)
329,000 9.250
03/01/74
(a)
354,909
MetLife, Inc.
657,000 6.400
12/15/36
692,213
227,000 10.750
08/01/39
305,480
MetLife, Inc. , Series D
(TSFR3M + 3.221%)
169,000 5.875
09/15/74
(a)
172,591
MetLife, Inc. , Series G
(US 5 Year CMT T-Note +
2.078%)
474,000 6.350
03/15/55
(a)
500,261
Prudential Financial, Inc.
(3M USD LIBOR + 2.380%)
96,000 4.500
09/15/47
(a)
94,948
(3M USD LIBOR + 2.665%)
932,000 5.700
09/15/48
(a)
944,859
(US 5 Year CMT T-Note +
3.035%)
333,000 3.700
10/01/50
(a)
311,359
(US 5 Year CMT T-Note +
3.162%)
564,000 5.125
03/01/52
(a)
559,505
(US 5 Year CMT T-Note +
3.234%)
1,068,000 6.000
09/01/52
(a)
1,102,132
(US 5 Year CMT T-Note +
2.848%)
42,000 6.750
03/01/53
(a)
44,755
(US 5 Year CMT T-Note +
2.404%)
697,000 6.500
03/15/54
(a)
734,226
Reinsurance Group of America, Inc.
(US 5 Year CMT T-Note +
2.392%)
791,000 6.650
09/15/55
(a)
812,195
(TSFR3M + 2.927%)
15,000 6.964
12/15/65
(a)
14,664
Voya Financial, Inc.
(3M USD LIBOR + 2.084%)
168,000 4.700
01/23/48
(a)
158,863
Voya Financial, Inc. , Series A
(US 5 Year CMT T-Note +
3.358%)
150,000 7.758
03/15/74
(a)
158,344
11,451,259
Media Non Cable – 0.5%
Paramount Global
(3M USD LIBOR + 3.899%)
213,000 6.250
02/28/57
(a)
207,336

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Media Non Cable – (continued)
(US 5 Year CMT T-Note +
3.999%)
$ 691,000 6.375%
03/30/62
(a)
$ 674,668
882,004
Natural Gas – 0.3%
Northwest Natural Holding Co.
(US 5 Year CMT T-Note +
2.701%)
484,000 7.000
09/15/55
(a)
504,989
Transportation – 0.4%
BNSF Funding Trust I
(3M USD LIBOR + 2.350%)
714,000 6.613
12/15/55
(a)
714,167
TOTAL CORPORATE OBLIGATIONS
(Cost $105,815,458)
107,129,910
a
Foreign Corporate Debt – 9.8%
Banks – 1.1%
Bank of Montreal ( Canada )
(US 5 Year CMT T-Note +
2.979%)
836,000 6.709
08/25/24
(a)
841,225
Bank of Nova Scotia (The) ( Canada )
(TSFR3M + 2.910%)
1,273,000 6.821
10/12/22
(a)
1,263,453
2,104,678
Electric – 1.0%
Algonquin Power & Utilities Corp. ( Canada )
(US 5 Year CMT T-Note +
3.249%)
605,000 4.750
01/18/82
(a)
598,950
Brookfield Infrastructure Finance ULC ( Canada )
(US 5 Year CMT T-Note +
2.453%)
420,000 6.750
03/15/55
(a)
423,503
Emera, Inc. , Series 16-A ( Canada )
(3M USD LIBOR + 5.440%)
851,000 6.750
06/15/76
(a)
858,446
1,880,899
Energy – 3.7%
Enbridge, Inc. ( Canada )
(US 5 Year CMT T-Note +
2.970%)
218,000 7.200
06/27/54
(a)
233,081
(US 5 Year CMT T-Note +
3.122%)
337,000 7.375
03/15/55
(a)
357,532
(TSFR3M + 3.680%)
731,000 5.500
07/15/77
(a)
731,000
(3M U.S.T-Bill MMY +
3.903%)
226,000 6.250
03/01/78
(a)
229,955
(US 5 Year CMT T-Note +
3.708%)
963,000 7.375
01/15/83
(a)
989,912
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Energy – (continued)
(US 5 Year CMT T-Note +
4.418%)
$ 133,000 7.625%
01/15/83
(a)
$ 145,332
(US 5 Year CMT T-Note +
4.431%)
957,000 8.500
01/15/84
(a)
1,096,514
Enbridge, Inc. , Series 16-A ( Canada )
(TSFR3M + 4.152%)
611,000 6.000
01/15/77
(a)
614,819
Enbridge, Inc. , Series 20-A ( Canada )
(US 5 Year CMT T-Note +
5.314%)
224,000 5.750
07/15/80
(a)
227,508
Enbridge, Inc. , Series NC5 ( Canada )
(US 5 Year CMT T-Note +
3.785%)
495,000 8.250
01/15/84
(a)
530,831
South Bow Canadian Infrastructure Holdings Ltd. ( Canada )
(US 5 Year CMT T-Note +
3.667%)
194,000 7.500
03/01/55
(a)
206,182
(US 5 Year CMT T-Note +
3.949%)
194,000 7.625
03/01/55
(a)
201,308
TransCanada PipeLines Ltd. ( Canada )
(US 5 Year CMT T-Note +
2.614%)
675,000 7.000
06/01/65
(a)
692,661
(TSFR3M + 2.472%)
776,000 6.323
05/15/67
(a)
704,220
6,960,855
Financial Company – 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
(US 5 Year CMT T-Note +
2.720%)
563,000 6.950
03/10/55
(a)
589,188
(US 5 Year CMT T-Note +
2.441%)
203,000 6.500
01/31/56
(a)
209,562
Brookfield Finance, Inc. ( Canada )
(US 5 Year CMT T-Note +
2.076%)
468,000 6.300
01/15/55
(a)
462,962
1,261,712
Insurance – 0.6%
AXA SA ( France )
561,000 8.600
12/15/30
665,438
Fidelis Insurance Holdings Ltd. ( United Kingdom )
(US 5 Year CMT T-Note +
4.280%)
400,000 7.750
06/15/55
(a)
434,000
1,099,438
Wireless – 2.1%
Rogers Communications, Inc. ( Canada )
(US 5 Year CMT T-Note +
2.653%)
543,000 7.000
04/15/55
(a)
565,399

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Wireless – (continued)
(US 5 Year CMT T-Note +
2.620%)
$ 490,000 7.125%
04/15/55
(a)
$ 518,787
TEL U.S. Corp. ( Canada )
(US 5 Year CMT T-Note +
2.709%)
391,000 7.000
10/15/55
(a)
409,431
TELUS Corp. ( Canada )
(US 5 Year CMT T-Note +
2.769%)
336,000 6.625
10/15/55
(a)
344,320
Vodafone Group PLC ( United Kingdom )
(5 Year USD Swap + 4.873%)
1,161,000 7.000
04/04/79
(a)
1,223,404
(US 5 Year CMT T-Note +
2.767%)
557,000 4.125
06/04/81
(a)
526,365
(US 5 Year CMT T-Note +
3.073%)
533,000 5.125
06/04/81
(a)
424,401
4,012,107
Wirelines – 0.6%
Bell Telephone Co. of Canada or Bell Canada ( Canada )
(US 5 Year CMT T-Note +
2.390%)
452,000 6.875
09/15/55
(a)
470,084
(US 5 Year CMT T-Note +
2.363%)
619,000 7.000
09/15/55
(a)
652,115
1,122,199
TOTAL FOREIGN CORPORATE DEBT
(Cost $18,160,286)
18,441,888
a
U.S. Government Agency Obligations – 0.2%
CoBank ACB , Series I
(TSFR3M + 4.660%)
144,000 6.250
10/01/74
(a)
144,000
CoBank ACB , Series K
(US 5 Year CMT T-Note +
3.487%)
250,000 6.450
01/01/74
(a)
251,250
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $397,285)
395,250
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – 31.7%
Communications – 2.0%
37,402 AT&T, Inc.,
Series C 4.75% 709,516
27,060 AT&T, Inc.,
Series A 5.00 540,388
31,290
AT&T, Inc. 5.35 702,460
40,544
Qwest Corp. 6.50 779,522
15,154 Telephone and
Data Systems,
Inc., Series VV 6.00 285,653
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Communications – (continued)
11,903 Telephone and
Data Systems,
Inc., Series UU 6.63% $ 248,059
22,780 T-Mobile USA,
Inc. 5.50 533,556
3,799,154
Consumer, Cyclical – 0.8%
10,614
Brunswick Corp. 6.38 262,915
5,694 Dillard's Capital
Trust I 7.50 147,361
53,061
Ford Motor Co. 6.00 1,137,353
1,547,629
Consumer, Non-cyclical – 0.2%
4,954 Triton
International Ltd.,
Series E 5.75 96,702
8,502 Triton
International Ltd. 7.38 213,349
310,051
Financial – 25.2%
24,552 AEGON Funding
Co. LLC 5.10 487,112
26,987 Affiliated
Managers Group,
Inc. 4.75 584,343
4,954 Agree Realty
Corp., Series A 4.25 88,330
7,102 Allstate Corp.
(The), Series I 4.75 139,412
25,816 Allstate Corp.
(The), Series H 5.10 547,299
14,218 Allstate Corp.
(The), Series J 7.38 377,346
14,729 American
Financial Group,
Inc. 5.13 302,195
3,326 American Homes
4 Rent, Series G 5.88 76,498
3,696 American Homes
4 Rent, Series H 6.25 88,889
7,235 American
National Group,
Inc. 7.38 184,131
12,632 Apollo Global
Management, Inc. 7.63 334,243
10,353 Arch Capital
Group Ltd., Series
G 4.55 177,140
9,390 Arch Capital
Group Ltd.,
Series F 5.45 197,941
7,026 Aspen Insurance
Holdings Ltd. 5.63 143,682
13,016 Aspen Insurance
Holdings Ltd. 5.63 294,148
2,882 Associated Banc-
Corp., Series E 5.88 62,943

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
7,836 Associated
Banc-Corp. 6.63% $ 194,019
7,100
Assurant, Inc. 5.25 140,296
13,241 Athene Holding
Ltd., Series D 4.88 225,494
9,834 Athene Holding
Ltd., Series B 5.63 195,795
20,401 Athene Holding
Ltd., Series A 6.35 504,517
12,639 Athene Holding
Ltd. 7.25 318,756
11,264 Athene Holding
Ltd., Series E 7.75 289,034
12,941 Axis Capital
Holdings Ltd.,
Series E 5.50 268,526
3,762 Banc of
California, Inc.,
Series F 7.75 93,899
18,333 Bank of America
Corp., Series PP 4.13 310,928
26,261 Bank of America
Corp., Series QQ 4.25 456,416
21,589 Bank of America
Corp., Series NN 4.38 387,954
6,278 Bank of America
Corp., Series E 4.46 124,681
8,128 Bank of America
Corp., Series 5 4.63 155,895
5,990 Bank of America
Corp., Series 02 4.73 115,128
13,892 Bank of America
Corp., Series SS 4.75 270,477
4,214 Bank of America
Corp., Series 4 4.83 83,901
26,025 Bank of America
Corp., Series LL 5.00 543,142
27,579 Bank of America
Corp., Series KK 5.38 618,873
17,079 Bank of America
Corp., Series HH 5.88 424,755
22,349 Bank of America
Corp., Series GG 6.00 562,748
5,176 Bank of Hawaii
Corp., Series A 4.38 84,265
2,887 Bank of Hawaii
Corp. 8.00 76,708
8,356 Brighthouse
Financial, Inc.,
Series D 4.63 97,514
4,823 Brighthouse
Financial, Inc.,
Series C 5.38 64,966
9,097 Brighthouse
Financial, Inc. 6.25 156,832
10,189 Brighthouse
Financial, Inc.,
Series A 6.60 168,017
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
9,888 Brighthouse
Financial, Inc.,
Series B 6.75% $ 168,195
5,694 Brookfield
Finance I UK
PLC 4.50 86,833
9,117 Brookfield
Finance, Inc.,
Series 50 4.63 148,425
6,656 Brookfield
Oaktree Holdings
LLC, Series B 6.55 143,104
5,176 Brookfield
Oaktree Holdings
LLC, Series A 6.63 112,889
7,026 Brookfield
Property Partners
LP, Series A 5.75 96,748
5,176 Brookfield
Property Partners
LP, Series A-1 6.50 79,193
5,024 Cadence Bank,
Series A 5.50 108,544
12,051 Capital One
Financial Corp.,
Series N 4.25 200,047
19,147 Capital One
Financial Corp.,
Series L 4.38 322,627
3,548 Capital One
Financial Corp.,
Series K 4.63 62,800
36,170 Capital One
Financial Corp.,
Series J 4.80 658,294
37,141 Capital One
Financial Corp.,
Series I 5.00 710,507
14,332 Carlyle Finance
LLC 4.63 251,813
16,931 Charles Schwab
Corp. (The),
Series J 4.45 319,149
18,432 Charles Schwab
Corp. (The),
Series D 5.95 460,063
12,643 Citizens Financial
Group, Inc.,
Series E 5.00 241,734
8,486 Citizens Financial
Group, Inc.,
Series H 7.38 224,540
9,091 Comerica, Inc.,
Series B* 6.88 234,548
14,732 Corebridge
Financial, Inc. 6.38 349,885
4,288 Cullen/Frost
Bankers, Inc.,
Series B 4.45 77,012

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
9,834 Digital Realty
Trust, Inc., Series
L 5.20% $ 207,792
5,694 Digital Realty
Trust, Inc.,
Series J 5.25 124,869
5,916 Digital Realty
Trust, Inc., Series
K 5.85 142,221
4,362 EPR Properties,
Series G 5.75 90,206
8,502 Equitable
Holdings, Inc.,
Series C 4.30 137,222
9,093 Equitable
Holdings, Inc.,
Series A 5.25 181,860
13,126 F&G Annuities &
Life, Inc. 7.30 315,935
7,026 Fifth Third
Bancorp, Series K 4.95 138,834
5,694 Fifth Third
Bancorp, Series A 6.00 141,610
9,834 First Citizens
BancShares, Inc.,
Series A 5.38 213,103
4,214 First Horizon
Corp., Series F 4.70 77,664
4,214 First Horizon
Corp., Series E 6.50 103,496
5,694 Fulton Financial
Corp., Series A 5.13 109,666
4,806 Global Net Lease,
Inc., Series A 7.25 108,087
9,390
Globe Life, Inc. 4.25 159,442
4,806 Hancock Whitney
Corp. 6.25 113,085
9,974 Hartford Financial
Services Group,
Inc. (The), Series
G 6.00 248,951
14,119 Huntington
Bancshares, Inc.,
Series H 4.50 242,988
5,028 Huntington
Bancshares, Inc.,
Series C 5.70 111,974
9,242 Huntington
Bancshares, Inc.,
Series J 6.88 238,444
12,803 Jackson Financial,
Inc. 8.00 335,183
36,170 JPMorgan Chase
& Co., Series MM 4.20 660,102
31,211 JPMorgan Chase
& Co., Series JJ 4.55 607,678
33,490 JPMorgan Chase
& Co., Series LL 4.63 663,437
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
35,437 JPMorgan Chase
& Co., Series GG 4.75% $ 721,143
30,973 JPMorgan Chase
& Co., Series DD 5.75 775,254
4,362
Kemper Corp. 5.88 103,728
12,791 KeyCorp, Series
G 5.63 278,076
12,125
KeyCorp, Series F 5.65 263,112
14,193
KeyCorp, Series E 6.13 354,967
17,005
KeyCorp 6.20 429,886
6,286 Kimco Realty
Corp., Series L 5.13 127,763
7,396 Kimco Realty
Corp., Series M 5.25 152,358
11,686 KKR & Co., Inc.,
Series T 6.88 297,292
6,222 KKR Group
Finance Co. IX
LLC 4.63 108,449
10,738 Lincoln National
Corp., Series D 9.00 287,564
5,791 M&T Bank Corp.,
Series H 5.63 145,180
6,109 M&T Bank Corp.,
Series K* 6.35 153,458
18,709 M&T Bank Corp.,
Series J 7.50 498,408
9,605 Merchants
Bancorp 7.63 226,519
28,850 MetLife, Inc.,
Series F 4.75 569,499
17,005 MetLife, Inc.,
Series A 5.30 378,361
19,470 MetLife, Inc.,
Series E 5.63 456,961
37,105 Morgan Stanley,
Series O 4.25 653,419
32,075 Morgan Stanley,
Series A 4.87 631,877
14,193 Morgan Stanley,
Series L 4.88 295,498
28,463 Morgan Stanley,
Series K 5.85 704,459
28,463 Morgan Stanley,
Series I 6.38 716,698
28,312 Morgan Stanley,
Series P 6.50 731,016
27,034 Morgan Stanley,
Series Q 6.63 710,724
24,249 Morgan Stanley,
Series F 6.88 613,257
8,502
Navient Corp. 6.00 167,319
11,311 Northern Trust
Corp., Series E 4.70 221,243
38,978 Prudential
Financial, Inc. 4.13 843,631
7,100 Public Storage,
Series N 3.88 111,825

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
4,880 Public Storage,
Series O 3.90% $ 77,397
4,584 Public Storage,
Series Q 3.95 73,711
10,491 Public Storage,
Series R 4.00 170,059
14,962 Public Storage,
Series P 4.00 242,534
7,026 Public Storage,
Series S 4.10 116,351
7,322 Public Storage,
Series M 4.13 122,934
7,252 Public Storage,
Series L 4.63 135,685
6,010 Public Storage,
Series J 4.70 114,370
6,508 Public Storage,
Series K 4.75 125,539
7,677 Public Storage,
Series I 4.88 151,467
7,253 Public Storage,
Series G 5.05 151,660
6,381 Public Storage,
Series F 5.15 138,340
6,667 Public Storage,
Series H 5.60 154,408
11,311 Regions Financial
Corp., Series E 4.45 198,282
14,406 Regions Financial
Corp., Series C 5.70 341,710
8,949 Regions Financial
Corp. 6.95 229,184
27,632 Reinsurance
Group of
America, Inc. 5.75 701,677
14,193 RenaissanceRe
Holdings Ltd.,
Series G 4.20 226,662
5,324 SiriusPoint Ltd.,
Series B 8.00 134,005
6,508 SL Green Realty
Corp., Series I 6.50 139,532
8,576 Stifel Financial
Corp., Series D 4.50 151,023
6,360 Stifel Financial
Corp. 5.20 136,295
5,694 Stifel Financial
Corp., Series C 6.13 137,225
4,584 Stifel Financial
Corp., Series B 6.25 111,254
12,201 Synchrony
Financial, Series
A 5.63 239,140
10,923 Synchrony
Financial, Series
B 8.25 285,200
9,982 Synovus Financial
Corp., Series E 8.40 263,525
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
8,576 Texas Capital
Bancshares, Inc.,
Series B 5.75% $ 183,183
4,880 Truist Financial
Corp., Series I 4.56 99,845
21,808 Truist Financial
Corp., Series R 4.75 415,006
16,265 Truist Financial
Corp., Series O 5.25 352,137
14,433 U.S. Bancorp,
Series L 3.75 220,392
21,533 U.S. Bancorp,
Series M 4.00 354,218
12,643 U.S. Bancorp,
Series O 4.50 232,758
22,231 U.S. Bancorp,
Series B* 4.77 408,383
16,265 U.S. Bancorp,
Series K 5.50 372,143
7,168 UMB Financial
Corp. 7.75 191,601
8,576
Unum Group 6.25 204,439
2,882 Valley National
Bancorp, Series B 7.84 73,203
3,326 Valley National
Bancorp, Series A 8.11 84,447
8,428 Vornado Realty
Trust, Series O 4.45 125,577
9,020 Vornado Realty
Trust, Series M 5.25 159,654
8,576 Vornado Realty
Trust, Series N 5.25 148,794
8,576 Vornado Realty
Trust, Series L 5.40 151,624
8,576 Voya Financial,
Inc., Series B 5.35 208,654
17,152 W R Berkley
Corp. 4.13 316,626
8,576 WaFd, Inc., Series
A 4.88 143,648
4,288 Webster Financial
Corp., Series F 5.25 83,552
35,414 Wells Fargo &
Co., Series DD 4.25 606,642
28,463 Wells Fargo &
Co., Series CC 4.38 503,795
33,124 Wells Fargo &
Co., Series AA 4.70 628,362
44,049 Wells Fargo &
Co., Series Z 4.75 848,384
19,591 Wells Fargo &
Co., Series Y 5.63 469,596
8,502 Western Alliance
Bancorp, Series A 4.25 188,319
10,116 Wintrust Financial
Corp., Series F 7.88 265,646
47,388,728

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
**End swaps header**
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Technology – 0.1%
12,199 Pitney Bowes, Inc. 6.70% $ 243,492
Utilities – 3.4%
21,592 Brookfield BRP
Holdings Canada,
Inc. 4.63 379,940
11,388 Brookfield
Infrastructure
Finance ULC 5.00 226,905
5,694 Brookfield
Infrastructure
Partners LP,
Series 14 5.00 94,293
24,707 CMS Energy
Corp. 5.63 570,727
8,132
DTE Energy Co. 4.38 141,415
5,694 DTE Energy Co.,
Series G 4.38 101,069
11,311 DTE Energy Co.,
Series E 5.25 240,924
12,576 Duke Energy
Corp. 5.63 312,262
25,815 Duke Energy
Corp., Series A 5.75 642,277
11,681 Entergy Arkansas
LLC 4.88 244,367
3,170 Entergy
Mississippi LLC 4.90 67,014
3,178 Entergy New
Orleans LLC 5.50 71,823
7,692 Georgia Power
Co., Series 2017 5.00 176,685
5,496 National
Rural Utilities
Cooperative
Finance Corp.,
Series US 5.50 129,211
13,907 NextEra Energy
Capital Holdings,
Inc., Series N 5.65 333,490
16,471 NextEra Energy
Capital Holdings,
Inc., Series U 6.50 414,740
6,286
SCE Trust II 5.10 109,565
9,242 SCE Trust IV,
Series J 7.43 234,932
17,015
Sempra 5.75 373,649
15,197 Southern Co.
(The), Series C 4.20 271,722
25,864 Southern Co.
(The) 5.25 614,807
7,100 Spire, Inc., Series
A 5.90 171,465
15,148
Xcel Energy, Inc.* 6.25 378,246
6,301,528
TOTAL PREFERRED STOCKS
(Cost $61,458,291)
59,590,582
Shares
Dividend
Rate Value
aa a
Investment Company – 0.2%
(b)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
465,969 3.928% $ 465,969
(Cost $465,969)
TOTAL INVESTMENTS – 98.9%
(Cost $186,297,289)
$ 186,023,599
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.1%
2,040,310
NET ASSETS – 100.0%
$ 188,063,909
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2025.
(b) Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MMY — Money Market Yield
PLC — Public Limited Company
T-Bill — Treasury Bill

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
November 30, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the
Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
i. Commercial Paper — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates.
The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.
ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.
Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.
iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement(s) of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November
30, 2025:
Access Emerging Markets USD Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 3,679,209 $ —
Sovereign Debt Obligations — 27,841,468 —
Investment Company 240,394 — —
Total
$ 240,394 $ 31,520,677 $ —
€ 1.00 € 1.00 € 1.00
Access High Yield Corporate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 81,853, 799 $ —
Foreign Corporate Debt — 8,688,80 4 —
Investment Company 1,236,409 — —
Total
$ 1,236,409 $ 90,542,603 $ —
€ 1.00 € 1.00 € 1.00
Access Inflation Protected USD Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
U.S. Treasury Inflation Indexed Bond $ 186,533,090 $ — $ —
Investment Company 86,299 — —
Total
$ 186,619,389 $ — $ —
€ 1.00 € 1.00 € 1.00
Access Investment Grade Corporate 1-5 Year Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 8,415,885 $ —
Foreign Corporate Debt — 974,723 —
Investment Company 34,085 — —
Total
$ 34,085 $ 9,390,608 $ —
€ 1.00 € 1.00 € 1.00
Access Investment Grade Corporate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 594,305,958 $ —
Foreign Corporate Debt — 114,617,246 —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Investment Company $ 3,196,102 $ — $ —
Total
$ 3,196,102 $ 708,923,204 $ —
€ 1.00 € 1.00 € 1.00
Access Municipal Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 9,964,112 $ —
Investment Company 122,359 — —
Total
$ 122,359 $ 9,964,112 $ —
€ 1.00 € 1.00 € 1.00
Access Treasury 0-1 Year ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
U.S. Treasury Bills $ 4,960,311,414 $ — $ —
U.S. Treasury Notes 1,579,579,907 — —
Total
$ 6,539,891,321 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Access U.S. Aggregate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 150,296,535 $ —
Foreign Corporate Debt — 34,479,634 —
Mortgage-Backed Securities — 164,281,132 —
Sovereign Debt Obligations — 17,445,901 —
U.S. Government Agency Obligations — 5,056,474 —
U.S. Treasury Bonds 74,368,339 — —
U.S. Treasury Notes 232,664,518 — —
Investment Company 77,573,862 — —
Total
$ 384,606,719 $ 371,559,676 $ —
Liabilities
Fixed Income
Forward Sales Contracts $ — $ (3,550,625) $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Access U.S. Preferred Stock and Hybrid Securities ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 107,129,910 $ —
Foreign Corporate Debt — 18,441,888 —
Preferred Stock — 59,590,582 —
U.S. Government Agency Obligations — 395,250 —
Investment Company 465,969 — —
Total
$ 465,969 $ 185,557,630 $ —
1.00 1.00 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk
— The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a Reference Index, if applicable), including fundamental information that may be based on assumptions and estimates.
Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Call/Prepayment Risk
— An issuer could exercise its right to pay principal on an obligation held by a Fund (such as a Mortgage-
Backed Security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Credit/Default Risk
— An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation.
Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.
Extension Risk
— An issuer could exercise its right to pay principal on an obligation held by a Fund later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and a Fund will also suffer from the inability to reinvest in higher yielding securities.
Index Risk
— FTSE Fixed Income LLC (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data. The FTSE Goldman Sachs
Emerging Markets USD Bond Index and FTSE Goldman Sachs US Preferred Stock and Hybrids Index are new and have limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider
can guarantee the availability or timeliness of the production of the Index. The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the
Index been constructed in accordance with its stated methodology.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Industry Concentration Risk
— In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, a Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.
Interest Rate Risk
— When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Large Shareholder Transaction Risk
— Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca, Cboe
BZX and NASDAQ and may, therefore, have a material upward or downward effect on the market price of the Shares.
Liquidity Risk
— A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.
Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Market and Credit Risks
— In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk
— Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Sampling Risk
— A Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development respecting a security held by a Fund could result in a greater decline in NAV than would be the case if a Fund held all of the securities in the Index. Conversely, a positive development relating to a security in the Index that is not held by a Fund could cause a Fund to underperform the Index. To the extent the assets in a Fund are smaller, these risks will be greater.
Tracking Error Risk
— Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
Valuation Risk
— The sale price a Fund could receive for a security may differ from a Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. A Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)